Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000019317
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class A
Trading Symbol	PEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	0.91%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $30,229	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	9,450	10,000	10,000
11/14	9,742	10,242	10,256
12/14	9,765	10,242	10,278
1/15	9,549	9,957	10,117
2/15	10,389	10,534	10,677
3/15	10,389	10,427	10,684
4/15	10,303	10,474	10,587
5/15	10,402	10,619	10,742
6/15	10,231	10,441	10,520
7/15	10,456	10,616	10,598
8/15	9,910	9,975	10,038
9/15	9,445	9,684	9,677
10/15	10,050	10,449	10,277
11/15	10,127	10,507	10,303
12/15	9,875	10,291	10,027
1/16	9,155	9,711	9,370
2/16	9,241	9,707	9,476
3/16	9,957	10,391	10,252
4/16	10,024	10,455	10,360
5/16	10,284	10,642	10,530
6/16	10,274	10,664	10,578
7/16	10,774	11,087	11,061
8/16	10,735	11,116	11,034
9/16	10,764	11,133	11,056
10/16	10,466	10,892	10,705
11/16	10,788	11,380	11,282
12/16	10,856	11,602	11,411
1/17	11,194	11,820	11,686
2/17	11,661	12,260	12,017
3/17	11,661	12,268	11,998
4/17	11,941	12,398	12,090
5/17	12,255	12,525	12,201
6/17	12,230	12,638	12,322
7/17	12,594	12,876	12,503
8/17	12,687	12,901	12,406
9/17	12,937	13,216	12,750
10/17	13,207	13,504	12,963
11/17	13,536	13,914	13,399
12/17	13,562	14,053	13,524
1/18	14,155	14,794	14,033
2/18	13,384	14,249	13,453
3/18	13,476	13,963	13,461
4/18	13,344	14,016	13,441
5/18	13,638	14,412	13,746
6/18	13,942	14,506	13,841
7/18	14,323	14,987	14,186
8/18	14,621	15,514	14,626
9/18	14,566	15,539	14,533
10/18	13,322	14,395	13,325
11/18	13,819	14,683	13,653
12/18	12,622	13,317	12,299
1/19	13,781	14,460	13,625
2/19	14,569	14,968	14,210
3/19	15,043	15,187	14,332
4/19	15,905	15,793	14,878
5/19	15,408	14,771	13,965
6/19	16,425	15,809	14,924
7/19	16,721	16,044	15,137
8/19	16,824	15,717	14,706
9/19	16,950	15,993	14,995
10/19	17,212	16,337	15,153
11/19	17,749	16,958	15,695
12/19	17,984	17,447	16,055
1/20	18,576	17,428	15,926
2/20	17,273	16,002	14,543
3/20	13,687	13,801	11,709
4/20	15,492	15,629	13,390
5/20	16,879	16,465	14,331
6/20	17,070	16,841	14,590
7/20	18,116	17,797	15,446
8/20	18,899	19,087	15,989
9/20	18,451	18,392	15,678
10/20	18,044	17,995	15,778
11/20	20,351	20,184	17,959
12/20	21,214	21,092	18,800
1/21	20,277	20,998	18,751
2/21	21,462	21,654	19,795
3/21	21,939	22,431	20,330
4/21	23,366	23,587	21,367
5/21	23,438	23,695	21,538
6/21	23,958	24,279	21,855
7/21	24,944	24,689	22,023
8/21	25,034	25,393	22,583
9/21	24,109	24,254	21,653
10/21	25,917	25,894	22,941
11/21	25,113	25,500	22,142
12/21	26,510	26,504	23,046
1/22	23,702	24,945	21,348
2/22	22,803	24,317	21,195
3/22	23,420	25,105	21,737
4/22	21,372	22,852	20,063
5/22	21,228	22,822	20,079
6/22	19,443	20,912	18,075
7/22	21,595	22,874	19,859
8/22	20,749	22,021	19,236
9/22	18,820	19,979	17,453
10/22	20,152	21,617	19,002
11/22	21,661	22,745	20,144
12/22	20,315	21,414	19,056
1/23	22,028	22,888	20,638
2/23	21,358	22,353	20,138
3/23	21,432	22,951	19,828
4/23	21,872	23,196	19,724
5/23	21,696	23,286	19,173
6/23	23,483	24,876	20,773
7/23	23,659	25,768	21,597
8/23	23,436	25,270	20,847
9/23	22,224	24,067	19,800
10/23	21,486	23,429	18,811
11/23	24,180	25,613	20,736
12/23	25,505	26,972	22,338
1/24	25,783	27,271	22,020
2/24	27,249	28,747	23,251
3/24	28,284	29,674	24,259
4/24	26,485	28,369	22,949
5/24	27,388	29,709	23,603
6/24	27,506	30,629	23,447
7/24	29,235	31,198	24,552
8/24	29,770	31,877	25,050
9/24	30,486	32,537	25,607
10/24	30,229	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	40.69%	11.92%	12.33%
Class A Shares Including Sales Charge	32.94%	10.67%	11.70%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038781
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class C
Trading Symbol	PMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.72%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $30,171	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,304	10,242	10,256
12/14	10,320	10,242	10,278
1/15	10,086	9,957	10,117
2/15	10,965	10,534	10,677
3/15	10,960	10,427	10,684
4/15	10,864	10,474	10,587
5/15	10,960	10,619	10,742
6/15	10,772	10,441	10,520
7/15	11,006	10,616	10,598
8/15	10,427	9,975	10,038
9/15	9,928	9,684	9,677
10/15	10,559	10,449	10,277
11/15	10,630	10,507	10,303
12/15	10,362	10,291	10,027
1/16	9,602	9,711	9,370
2/16	9,683	9,707	9,476
3/16	10,433	10,391	10,252
4/16	10,493	10,455	10,360
5/16	10,759	10,642	10,530
6/16	10,743	10,664	10,578
7/16	11,258	11,087	11,061
8/16	11,210	11,116	11,034
9/16	11,231	11,133	11,056
10/16	10,916	10,892	10,705
11/16	11,242	11,380	11,282
12/16	11,308	11,602	11,411
1/17	11,652	11,820	11,686
2/17	12,130	12,260	12,017
3/17	12,124	12,268	11,998
4/17	12,408	12,398	12,090
5/17	12,724	12,525	12,201
6/17	12,696	12,638	12,322
7/17	13,068	12,876	12,503
8/17	13,157	12,901	12,406
9/17	13,407	13,216	12,750
10/17	13,679	13,504	12,963
11/17	14,013	13,914	13,399
12/17	14,030	14,053	13,524
1/18	14,635	14,794	14,033
2/18	13,829	14,249	13,453
3/18	13,915	13,963	13,461
4/18	13,771	14,016	13,441
5/18	14,071	14,412	13,746
6/18	14,370	14,506	13,841
7/18	14,756	14,987	14,186
8/18	15,048	15,514	14,626
9/18	14,985	15,539	14,533
10/18	13,694	14,395	13,325
11/18	14,196	14,683	13,653
12/18	12,958	13,317	12,299
1/19	14,139	14,460	13,625
2/19	14,947	14,968	14,210
3/19	15,419	15,187	14,332
4/19	16,292	15,793	14,878
5/19	15,774	14,771	13,965
6/19	16,804	15,809	14,924
7/19	17,100	16,044	15,137
8/19	17,192	15,717	14,706
9/19	17,310	15,993	14,995
10/19	17,572	16,337	15,153
11/19	18,104	16,958	15,695
12/19	18,335	17,447	16,055
1/20	18,921	17,428	15,926
2/20	17,590	16,002	14,543
3/20	13,922	13,801	11,709
4/20	15,756	15,629	13,390
5/20	17,155	16,465	14,331
6/20	17,342	16,841	14,590
7/20	18,390	17,797	15,446
8/20	19,169	19,087	15,989
9/20	18,707	18,392	15,678
10/20	18,279	17,995	15,778
11/20	20,610	20,184	17,959
12/20	21,467	21,092	18,800
1/21	20,503	20,998	18,751
2/21	21,690	21,654	19,795
3/21	22,165	22,431	20,330
4/21	23,583	23,587	21,367
5/21	23,646	23,695	21,538
6/21	24,156	24,279	21,855
7/21	25,134	24,689	22,023
8/21	25,204	25,393	22,583
9/21	24,261	24,254	21,653
10/21	26,070	25,894	22,941
11/21	25,239	25,500	22,142
12/21	26,636	26,504	23,046
1/22	23,795	24,945	21,348
2/22	22,881	24,317	21,195
3/22	23,480	25,105	21,737
4/22	21,414	22,852	20,063
5/22	21,260	22,822	20,079
6/22	19,455	20,912	18,075
7/22	21,598	22,874	19,859
8/22	20,738	22,021	19,236
9/22	18,794	19,979	17,453
10/22	20,116	21,617	19,002
11/22	21,620	22,745	20,144
12/22	20,277	21,414	19,056
1/23	21,986	22,888	20,638
2/23	21,317	22,353	20,138
3/23	21,391	22,951	19,828
4/23	21,831	23,196	19,724
5/23	21,655	23,286	19,173
6/23	23,439	24,876	20,773
7/23	23,614	25,768	21,597
8/23	23,391	25,270	20,847
9/23	22,182	24,067	19,800
10/23	21,445	23,429	18,811
11/23	24,135	25,613	20,736
12/23	25,457	26,972	22,338
1/24	25,734	27,271	22,020
2/24	27,197	28,747	23,251
3/24	28,230	29,674	24,259
4/24	26,434	28,369	22,949
5/24	27,336	29,709	23,603
6/24	27,454	30,629	23,447
7/24	29,180	31,198	24,552
8/24	29,714	31,877	25,050
9/24	30,428	32,537	25,607
10/24	30,171	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	39.55%	11.05%	11.68%
Class C Shares Including Sales Charge	38.55%	11.05%	11.68%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019316
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Class J
Trading Symbol	PMBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$92	0.76%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $32,465	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,310	10,242	10,256
12/14	10,334	10,242	10,278
1/15	10,106	9,957	10,117
2/15	10,994	10,534	10,677
3/15	10,994	10,427	10,684
4/15	10,904	10,474	10,587
5/15	11,009	10,619	10,742
6/15	10,830	10,441	10,520
7/15	11,068	10,616	10,598
8/15	10,493	9,975	10,038
9/15	10,002	9,684	9,677
10/15	10,642	10,449	10,277
11/15	10,726	10,507	10,303
12/15	10,461	10,291	10,027
1/16	9,700	9,711	9,370
2/16	9,790	9,707	9,476
3/16	10,556	10,391	10,252
4/16	10,624	10,455	10,360
5/16	10,904	10,642	10,530
6/16	10,894	10,664	10,578
7/16	11,422	11,087	11,061
8/16	11,385	11,116	11,034
9/16	11,417	11,133	11,056
10/16	11,105	10,892	10,705
11/16	11,443	11,380	11,282
12/16	11,519	11,602	11,411
1/17	11,882	11,820	11,686
2/17	12,380	12,260	12,017
3/17	12,380	12,268	11,998
4/17	12,677	12,398	12,090
5/17	13,013	12,525	12,201
6/17	12,991	12,638	12,322
7/17	13,381	12,876	12,503
8/17	13,484	12,901	12,406
9/17	13,749	13,216	12,750
10/17	14,042	13,504	12,963
11/17	14,388	13,914	13,399
12/17	14,421	14,053	13,524
1/18	15,054	14,794	14,033
2/18	14,237	14,249	13,453
3/18	14,337	13,963	13,461
4/18	14,197	14,016	13,441
5/18	14,511	14,412	13,746
6/18	14,836	14,506	13,841
7/18	15,245	14,987	14,186
8/18	15,557	15,514	14,626
9/18	15,501	15,539	14,533
10/18	14,179	14,395	13,325
11/18	14,711	14,683	13,653
12/18	13,435	13,317	12,299
1/19	14,675	14,460	13,625
2/19	15,517	14,968	14,210
3/19	16,024	15,187	14,332
4/19	16,942	15,793	14,878
5/19	16,416	14,771	13,965
6/19	17,499	15,809	14,924
7/19	17,816	16,044	15,137
8/19	17,930	15,717	14,706
9/19	18,069	15,993	14,995
10/19	18,354	16,337	15,153
11/19	18,924	16,958	15,695
12/19	19,175	17,447	16,055
1/20	19,807	17,428	15,926
2/20	18,424	16,002	14,543
3/20	14,593	13,801	11,709
4/20	16,522	15,629	13,390
5/20	18,012	16,465	14,331
6/20	18,218	16,841	14,590
7/20	19,335	17,797	15,446
8/20	20,173	19,087	15,989
9/20	19,701	18,392	15,678
10/20	19,269	17,995	15,778
11/20	21,736	20,184	17,959
12/20	22,656	21,092	18,800
1/21	21,653	20,998	18,751
2/21	22,925	21,654	19,795
3/21	23,443	22,431	20,330
4/21	24,965	23,587	21,367
5/21	25,045	23,695	21,538
6/21	25,611	24,279	21,855
7/21	26,661	24,689	22,023
8/21	26,762	25,393	22,583
9/21	25,779	24,254	21,653
10/21	27,718	25,894	22,941
11/21	26,856	25,500	22,142
12/21	28,358	26,504	23,046
1/22	25,352	24,945	21,348
2/22	24,399	24,317	21,195
3/22	25,059	25,105	21,737
4/22	22,874	22,852	20,063
5/22	22,720	22,822	20,079
6/22	20,814	20,912	18,075
7/22	23,123	22,874	19,859
8/22	22,214	22,021	19,236
9/22	20,154	19,979	17,453
10/22	21,584	21,617	19,002
11/22	23,197	22,745	20,144
12/22	21,766	21,414	19,056
1/23	23,599	22,888	20,638
2/23	22,887	22,353	20,138
3/23	22,963	22,951	19,828
4/23	23,440	23,196	19,724
5/23	23,251	23,286	19,173
6/23	25,175	24,876	20,773
7/23	25,364	25,768	21,597
8/23	25,129	25,270	20,847
9/23	23,834	24,067	19,800
10/23	23,046	23,429	18,811
11/23	25,939	25,613	20,736
12/23	27,361	26,972	22,338
1/24	27,665	27,271	22,020
2/24	29,236	28,747	23,251
3/24	30,356	29,674	24,259
4/24	28,427	28,369	22,949
5/24	29,400	29,709	23,603
6/24	29,524	30,629	23,447
7/24	31,391	31,198	24,552
8/24	31,967	31,877	25,050
9/24	32,737	32,537	25,607
10/24	32,465	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	40.87%	12.08%	12.50%
Class J Shares Including Sales Charge	39.87%	12.08%	12.50%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019315
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	Institutional
Trading Symbol	PCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$81	0.67%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $32,901	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,313	10,242	10,256
12/14	10,341	10,242	10,278
1/15	10,114	9,957	10,117
2/15	11,006	10,534	10,677
3/15	11,011	10,427	10,684
4/15	10,921	10,474	10,587
5/15	11,030	10,619	10,742
6/15	10,851	10,441	10,520
7/15	11,091	10,616	10,598
8/15	10,515	9,975	10,038
9/15	10,025	9,684	9,677
10/15	10,671	10,449	10,277
11/15	10,751	10,507	10,303
12/15	10,493	10,291	10,027
1/16	9,730	9,711	9,370
2/16	9,820	9,707	9,476
3/16	10,588	10,391	10,252
4/16	10,658	10,455	10,360
5/16	10,940	10,642	10,530
6/16	10,934	10,664	10,578
7/16	11,467	11,087	11,061
8/16	11,426	11,116	11,034
9/16	11,462	11,133	11,056
10/16	11,150	10,892	10,705
11/16	11,492	11,380	11,282
12/16	11,568	11,602	11,411
1/17	11,933	11,820	11,686
2/17	12,432	12,260	12,017
3/17	12,437	12,268	11,998
4/17	12,736	12,398	12,090
5/17	13,075	12,525	12,201
6/17	13,055	12,638	12,322
7/17	13,451	12,876	12,503
8/17	13,554	12,901	12,406
9/17	13,821	13,216	12,750
10/17	14,114	13,504	12,963
11/17	14,469	13,914	13,399
12/17	14,497	14,053	13,524
1/18	15,140	14,794	14,033
2/18	14,317	14,249	13,453
3/18	14,423	13,963	13,461
4/18	14,279	14,016	13,441
5/18	14,604	14,412	13,746
6/18	14,928	14,506	13,841
7/18	15,337	14,987	14,186
8/18	15,660	15,514	14,626
9/18	15,602	15,539	14,533
10/18	14,272	14,395	13,325
11/18	14,809	14,683	13,653
12/18	13,527	13,317	12,299
1/19	14,775	14,460	13,625
2/19	15,628	14,968	14,210
3/19	16,135	15,187	14,332
4/19	17,066	15,793	14,878
5/19	16,535	14,771	13,965
6/19	17,633	15,809	14,924
7/19	17,949	16,044	15,137
8/19	18,068	15,717	14,706
9/19	18,206	15,993	14,995
10/19	18,498	16,337	15,153
11/19	19,077	16,958	15,695
12/19	19,332	17,447	16,055
1/20	19,970	17,428	15,926
2/20	18,575	16,002	14,543
3/20	14,716	13,801	11,709
4/20	16,661	15,629	13,390
5/20	18,162	16,465	14,331
6/20	18,375	16,841	14,590
7/20	19,501	17,797	15,446
8/20	20,351	19,087	15,989
9/20	19,876	18,392	15,678
10/20	19,438	17,995	15,778
11/20	21,927	20,184	17,959
12/20	22,861	21,092	18,800
1/21	21,856	20,998	18,751
2/21	23,139	21,654	19,795
3/21	23,658	22,431	20,330
4/21	25,201	23,587	21,367
5/21	25,289	23,695	21,538
6/21	25,852	24,279	21,855
7/21	26,921	24,689	22,023
8/21	27,029	25,393	22,583
9/21	26,036	24,254	21,653
10/21	27,996	25,894	22,941
11/21	27,130	25,500	22,142
12/21	28,649	26,504	23,046
1/22	25,616	24,945	21,348
2/22	24,651	24,317	21,195
3/22	25,322	25,105	21,737
4/22	23,118	22,852	20,063
5/22	22,967	22,822	20,079
6/22	21,037	20,912	18,075
7/22	23,371	22,874	19,859
8/22	22,460	22,021	19,236
9/22	20,379	19,979	17,453
10/22	21,824	21,617	19,002
11/22	23,460	22,745	20,144
12/22	22,008	21,414	19,056
1/23	23,870	22,888	20,638
2/23	23,151	22,353	20,138
3/23	23,235	22,951	19,828
4/23	23,715	23,196	19,724
5/23	23,532	23,286	19,173
6/23	25,478	24,876	20,773
7/23	25,676	25,768	21,597
8/23	25,436	25,270	20,847
9/23	24,124	24,067	19,800
10/23	23,334	23,429	18,811
11/23	26,261	25,613	20,736
12/23	27,701	26,972	22,338
1/24	28,012	27,271	22,020
2/24	29,611	28,747	23,251
3/24	30,739	29,674	24,259
4/24	28,793	28,369	22,949
5/24	29,784	29,709	23,603
6/24	29,914	30,629	23,447
7/24	31,802	31,198	24,552
8/24	32,388	31,877	25,050
9/24	33,169	32,537	25,607
10/24	32,901	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	41.00%	12.21%	12.65%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019310
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-1
Trading Symbol	PMSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$174	1.45%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $30,406	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,304	10,242	10,256
12/14	10,325	10,242	10,278
1/15	10,090	9,957	10,117
2/15	10,972	10,534	10,677
3/15	10,967	10,427	10,684
4/15	10,877	10,474	10,587
5/15	10,972	10,619	10,742
6/15	10,786	10,441	10,520
7/15	11,022	10,616	10,598
8/15	10,440	9,975	10,038
9/15	9,949	9,684	9,677
10/15	10,581	10,449	10,277
11/15	10,656	10,507	10,303
12/15	10,387	10,291	10,027
1/16	9,628	9,711	9,370
2/16	9,713	9,707	9,476
3/16	10,468	10,391	10,252
4/16	10,526	10,455	10,360
5/16	10,799	10,642	10,530
6/16	10,783	10,664	10,578
7/16	11,302	11,087	11,061
8/16	11,254	11,116	11,034
9/16	11,281	11,133	11,056
10/16	10,965	10,892	10,705
11/16	11,297	11,380	11,282
12/16	11,361	11,602	11,411
1/17	11,717	11,820	11,686
2/17	12,198	12,260	12,017
3/17	12,192	12,268	11,998
4/17	12,482	12,398	12,090
5/17	12,805	12,525	12,201
6/17	12,777	12,638	12,322
7/17	13,149	12,876	12,503
8/17	13,242	12,901	12,406
9/17	13,499	13,216	12,750
10/17	13,778	13,504	12,963
11/17	14,111	13,914	13,399
12/17	14,134	14,053	13,524
1/18	14,746	14,794	14,033
2/18	13,936	14,249	13,453
3/18	14,027	13,963	13,461
4/18	13,885	14,016	13,441
5/18	14,185	14,412	13,746
6/18	14,491	14,506	13,841
7/18	14,882	14,987	14,186
8/18	15,186	15,514	14,626
9/18	15,118	15,539	14,533
10/18	13,821	14,395	13,325
11/18	14,331	14,683	13,653
12/18	13,086	13,317	12,299
1/19	14,282	14,460	13,625
2/19	15,093	14,968	14,210
3/19	15,582	15,187	14,332
4/19	16,463	15,793	14,878
5/19	15,942	14,771	13,965
6/19	16,991	15,809	14,924
7/19	17,287	16,044	15,137
8/19	17,389	15,717	14,706
9/19	17,505	15,993	14,995
10/19	17,775	16,337	15,153
11/19	18,322	16,958	15,695
12/19	18,555	17,447	16,055
1/20	19,155	17,428	15,926
2/20	17,806	16,002	14,543
3/20	14,102	13,801	11,709
4/20	15,950	15,629	13,390
5/20	17,381	16,465	14,331
6/20	17,570	16,841	14,590
7/20	18,636	17,797	15,446
8/20	19,432	19,087	15,989
9/20	18,966	18,392	15,678
10/20	18,535	17,995	15,778
11/20	20,896	20,184	17,959
12/20	21,775	21,092	18,800
1/21	20,798	20,998	18,751
2/21	22,007	21,654	19,795
3/21	22,492	22,431	20,330
4/21	23,941	23,587	21,367
5/21	24,009	23,695	21,538
6/21	24,529	24,279	21,855
7/21	25,526	24,689	22,023
8/21	25,608	25,393	22,583
9/21	24,652	24,254	21,653
10/21	26,489	25,894	22,941
11/21	25,649	25,500	22,142
12/21	27,070	26,504	23,046
1/22	24,189	24,945	21,348
2/22	23,261	24,317	21,195
3/22	23,882	25,105	21,737
4/22	21,786	22,852	20,063
5/22	21,629	22,822	20,079
6/22	19,803	20,912	18,075
7/22	21,989	22,874	19,859
8/22	21,113	22,021	19,236
9/22	19,145	19,979	17,453
10/22	20,484	21,617	19,002
11/22	22,011	22,745	20,144
12/22	20,633	21,414	19,056
1/23	22,369	22,888	20,638
2/23	21,679	22,353	20,138
3/23	21,741	22,951	19,828
4/23	22,175	23,196	19,724
5/23	21,989	23,286	19,173
6/23	23,788	24,876	20,773
7/23	23,958	25,768	21,597
8/23	23,726	25,270	20,847
9/23	22,485	24,067	19,800
10/23	21,734	23,429	18,811
11/23	24,446	25,613	20,736
12/23	25,769	26,972	22,338
1/24	26,041	27,271	22,020
2/24	27,509	28,747	23,251
3/24	28,547	29,674	24,259
4/24	26,711	28,369	22,949
5/24	27,613	29,709	23,603
6/24	27,717	30,629	23,447
7/24	29,448	31,198	24,552
8/24	29,975	31,877	25,050
9/24	30,677	32,537	25,607
10/24	30,406	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	39.90%	11.33%	11.76%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019312
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-3
Trading Symbol	PMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$137	1.14%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $31,377	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,309	10,242	10,256
12/14	10,333	10,242	10,278
1/15	10,101	9,957	10,117
2/15	10,988	10,534	10,677
3/15	10,988	10,427	10,684
4/15	10,896	10,474	10,587
5/15	10,997	10,619	10,742
6/15	10,813	10,441	10,520
7/15	11,051	10,616	10,598
8/15	10,474	9,975	10,038
9/15	9,980	9,684	9,677
10/15	10,615	10,449	10,277
11/15	10,697	10,507	10,303
12/15	10,432	10,291	10,027
1/16	9,669	9,711	9,370
2/16	9,757	9,707	9,476
3/16	10,515	10,391	10,252
4/16	10,582	10,455	10,360
5/16	10,855	10,642	10,530
6/16	10,845	10,664	10,578
7/16	11,366	11,087	11,061
8/16	11,325	11,116	11,034
9/16	11,356	11,133	11,056
10/16	11,041	10,892	10,705
11/16	11,377	11,380	11,282
12/16	11,444	11,602	11,411
1/17	11,802	11,820	11,686
2/17	12,292	12,260	12,017
3/17	12,287	12,268	11,998
4/17	12,582	12,398	12,090
5/17	12,909	12,525	12,201
6/17	12,888	12,638	12,322
7/17	13,267	12,876	12,503
8/17	13,367	12,901	12,406
9/17	13,626	13,216	12,750
10/17	13,910	13,504	12,963
11/17	14,253	13,914	13,399
12/17	14,274	14,053	13,524
1/18	14,901	14,794	14,033
2/18	14,089	14,249	13,453
3/18	14,182	13,963	13,461
4/18	14,040	14,016	13,441
5/18	14,351	14,412	13,746
6/18	14,667	14,506	13,841
7/18	15,064	14,987	14,186
8/18	15,374	15,514	14,626
9/18	15,309	15,539	14,533
10/18	14,000	14,395	13,325
11/18	14,518	14,683	13,653
12/18	13,260	13,317	12,299
1/19	14,478	14,460	13,625
2/19	15,301	14,968	14,210
3/19	15,799	15,187	14,332
4/19	16,703	15,793	14,878
5/19	16,180	14,771	13,965
6/19	17,244	15,809	14,924
7/19	17,551	16,044	15,137
8/19	17,656	15,717	14,706
9/19	17,785	15,993	14,995
10/19	18,062	16,337	15,153
11/19	18,615	16,958	15,695
12/19	18,862	17,447	16,055
1/20	19,472	17,428	15,926
2/20	18,110	16,002	14,543
3/20	14,342	13,801	11,709
4/20	16,232	15,629	13,390
5/20	17,692	16,465	14,331
6/20	17,885	16,841	14,590
7/20	18,977	17,797	15,446
8/20	19,794	19,087	15,989
9/20	19,325	18,392	15,678
10/20	18,894	17,995	15,778
11/20	21,305	20,184	17,959
12/20	22,200	21,092	18,800
1/21	21,218	20,998	18,751
2/21	22,454	21,654	19,795
3/21	22,948	22,431	20,330
4/21	24,431	23,587	21,367
5/21	24,509	23,695	21,538
6/21	25,049	24,279	21,855
7/21	26,077	24,689	22,023
8/21	26,161	25,393	22,583
9/21	25,192	24,254	21,653
10/21	27,078	25,894	22,941
11/21	26,233	25,500	22,142
12/21	27,690	26,504	23,046
1/22	24,746	24,945	21,348
2/22	23,804	24,317	21,195
3/22	24,441	25,105	21,737
4/22	22,304	22,852	20,063
5/22	22,155	22,822	20,079
6/22	20,286	20,912	18,075
7/22	22,530	22,874	19,859
8/22	21,638	22,021	19,236
9/22	19,628	19,979	17,453
10/22	21,008	21,617	19,002
11/22	22,580	22,745	20,144
12/22	21,170	21,414	19,056
1/23	22,954	22,888	20,638
2/23	22,252	22,353	20,138
3/23	22,325	22,951	19,828
4/23	22,779	23,196	19,724
5/23	22,589	23,286	19,173
6/23	24,445	24,876	20,773
7/23	24,628	25,768	21,597
8/23	24,394	25,270	20,847
9/23	23,130	24,067	19,800
10/23	22,355	23,429	18,811
11/23	25,155	25,613	20,736
12/23	26,527	26,972	22,338
1/24	26,812	27,271	22,020
2/24	28,329	28,747	23,251
3/24	29,402	29,674	24,259
4/24	27,525	28,369	22,949
5/24	28,464	29,709	23,603
6/24	28,569	30,629	23,447
7/24	30,363	31,198	24,552
8/24	30,911	31,877	25,050
9/24	31,647	32,537	25,607
10/24	31,377	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	40.36%	11.68%	12.11%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019314
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-4
Trading Symbol	PMBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $31,964	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,310	10,242	10,256
12/14	10,335	10,242	10,278
1/15	10,104	9,957	10,117
2/15	10,990	10,534	10,677
3/15	10,990	10,427	10,684
4/15	10,901	10,474	10,587
5/15	11,005	10,619	10,742
6/15	10,825	10,441	10,520
7/15	11,061	10,616	10,598
8/15	10,486	9,975	10,038
9/15	9,996	9,684	9,677
10/15	10,632	10,449	10,277
11/15	10,712	10,507	10,303
12/15	10,450	10,291	10,027
1/16	9,689	9,711	9,370
2/16	9,779	9,707	9,476
3/16	10,540	10,391	10,252
4/16	10,606	10,455	10,360
5/16	10,886	10,642	10,530
6/16	10,876	10,664	10,578
7/16	11,402	11,087	11,061
8/16	11,362	11,116	11,034
9/16	11,392	11,133	11,056
10/16	11,076	10,892	10,705
11/16	11,417	11,380	11,282
12/16	11,489	11,602	11,411
1/17	11,847	11,820	11,686
2/17	12,343	12,260	12,017
3/17	12,338	12,268	11,998
4/17	12,640	12,398	12,090
5/17	12,968	12,525	12,201
6/17	12,947	12,638	12,322
7/17	13,331	12,876	12,503
8/17	13,434	12,901	12,406
9/17	13,700	13,216	12,750
10/17	13,986	13,504	12,963
11/17	14,329	13,914	13,399
12/17	14,355	14,053	13,524
1/18	14,990	14,794	14,033
2/18	14,170	14,249	13,453
3/18	14,271	13,963	13,461
4/18	14,128	14,016	13,441
5/18	14,440	14,412	13,746
6/18	14,762	14,506	13,841
7/18	15,164	14,987	14,186
8/18	15,480	15,514	14,626
9/18	15,417	15,539	14,533
10/18	14,100	14,395	13,325
11/18	14,629	14,683	13,653
12/18	13,361	13,317	12,299
1/19	14,589	14,460	13,625
2/19	15,426	14,968	14,210
3/19	15,925	15,187	14,332
4/19	16,839	15,793	14,878
5/19	16,317	14,771	13,965
6/19	17,391	15,809	14,924
7/19	17,700	16,044	15,137
8/19	17,812	15,717	14,706
9/19	17,943	15,993	14,995
10/19	18,222	16,337	15,153
11/19	18,792	16,958	15,695
12/19	19,038	17,447	16,055
1/20	19,665	17,428	15,926
2/20	18,287	16,002	14,543
3/20	14,483	13,801	11,709
4/20	16,401	15,629	13,390
5/20	17,872	16,465	14,331
6/20	18,070	16,841	14,590
7/20	19,175	17,797	15,446
8/20	20,006	19,087	15,989
9/20	19,535	18,392	15,678
10/20	19,100	17,995	15,778
11/20	21,545	20,184	17,959
12/20	22,459	21,092	18,800
1/21	21,461	20,998	18,751
2/21	22,716	21,654	19,795
3/21	23,225	22,431	20,330
4/21	24,731	23,587	21,367
5/21	24,806	23,695	21,538
6/21	25,358	24,279	21,855
7/21	26,400	24,689	22,023
8/21	26,494	25,393	22,583
9/21	25,515	24,254	21,653
10/21	27,429	25,894	22,941
11/21	26,576	25,500	22,142
12/21	28,058	26,504	23,046
1/22	25,079	24,945	21,348
2/22	24,127	24,317	21,195
3/22	24,780	25,105	21,737
4/22	22,617	22,852	20,063
5/22	22,468	22,822	20,079
6/22	20,577	20,912	18,075
7/22	22,855	22,874	19,859
8/22	21,958	22,021	19,236
9/22	19,918	19,979	17,453
10/22	21,325	21,617	19,002
11/22	22,917	22,745	20,144
12/22	21,495	21,414	19,056
1/23	23,310	22,888	20,638
2/23	22,602	22,353	20,138
3/23	22,672	22,951	19,828
4/23	23,135	23,196	19,724
5/23	22,953	23,286	19,173
6/23	24,846	24,876	20,773
7/23	25,035	25,768	21,597
8/23	24,797	25,270	20,847
9/23	23,514	24,067	19,800
10/23	22,736	23,429	18,811
11/23	25,582	25,613	20,736
12/23	26,982	26,972	22,338
1/24	27,277	27,271	22,020
2/24	28,823	28,747	23,251
3/24	29,915	29,674	24,259
4/24	28,010	28,369	22,949
5/24	28,973	29,709	23,603
6/24	29,089	30,629	23,447
7/24	30,915	31,198	24,552
8/24	31,483	31,877	25,050
9/24	32,237	32,537	25,607
10/24	31,964	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	40.59%	11.90%	12.32%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019313
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-5
Trading Symbol	PMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$100	0.83%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $32,350	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,307	10,242	10,256
12/14	10,332	10,242	10,278
1/15	10,109	9,957	10,117
2/15	10,998	10,534	10,677
3/15	10,998	10,427	10,684
4/15	10,908	10,474	10,587
5/15	11,013	10,619	10,742
6/15	10,832	10,441	10,520
7/15	11,074	10,616	10,598
8/15	10,499	9,975	10,038
9/15	10,009	9,684	9,677
10/15	10,646	10,449	10,277
11/15	10,732	10,507	10,303
12/15	10,468	10,291	10,027
1/16	9,704	9,711	9,370
2/16	9,795	9,707	9,476
3/16	10,559	10,391	10,252
4/16	10,630	10,455	10,360
5/16	10,908	10,642	10,530
6/16	10,898	10,664	10,578
7/16	11,428	11,087	11,061
8/16	11,388	11,116	11,034
9/16	11,418	11,133	11,056
10/16	11,105	10,892	10,705
11/16	11,449	11,380	11,282
12/16	11,516	11,602	11,411
1/17	11,884	11,820	11,686
2/17	12,375	12,260	12,017
3/17	12,380	12,268	11,998
4/17	12,675	12,398	12,090
5/17	13,012	12,525	12,201
6/17	12,991	12,638	12,322
7/17	13,379	12,876	12,503
8/17	13,482	12,901	12,406
9/17	13,746	13,216	12,750
10/17	14,036	13,504	12,963
11/17	14,388	13,914	13,399
12/17	14,414	14,053	13,524
1/18	15,051	14,794	14,033
2/18	14,233	14,249	13,453
3/18	14,329	13,963	13,461
4/18	14,190	14,016	13,441
5/18	14,505	14,412	13,746
6/18	14,831	14,506	13,841
7/18	15,238	14,987	14,186
8/18	15,552	15,514	14,626
9/18	15,493	15,539	14,533
10/18	14,172	14,395	13,325
11/18	14,702	14,683	13,653
12/18	13,430	13,317	12,299
1/19	14,668	14,460	13,625
2/19	15,508	14,968	14,210
3/19	16,013	15,187	14,332
4/19	16,932	15,793	14,878
5/19	16,409	14,771	13,965
6/19	17,491	15,809	14,924
7/19	17,803	16,044	15,137
8/19	17,917	15,717	14,706
9/19	18,055	15,993	14,995
10/19	18,337	16,337	15,153
11/19	18,908	16,958	15,695
12/19	19,161	17,447	16,055
1/20	19,790	17,428	15,926
2/20	18,405	16,002	14,543
3/20	14,580	13,801	11,709
4/20	16,505	15,629	13,390
5/20	17,990	16,465	14,331
6/20	18,198	16,841	14,590
7/20	19,312	17,797	15,446
8/20	20,148	19,087	15,989
9/20	19,677	18,392	15,678
10/20	19,242	17,995	15,778
11/20	21,703	20,184	17,959
12/20	22,623	21,092	18,800
1/21	21,624	20,998	18,751
2/21	22,890	21,654	19,795
3/21	23,406	22,431	20,330
4/21	24,920	23,587	21,367
5/21	25,010	23,695	21,538
6/21	25,563	24,279	21,855
7/21	26,620	24,689	22,023
8/21	26,715	25,393	22,583
9/21	25,735	24,254	21,653
10/21	27,663	25,894	22,941
11/21	26,804	25,500	22,142
12/21	28,300	26,504	23,046
1/22	25,299	24,945	21,348
2/22	24,347	24,317	21,195
3/22	25,003	25,105	21,737
4/22	22,822	22,852	20,063
5/22	22,671	22,822	20,079
6/22	20,767	20,912	18,075
7/22	23,071	22,874	19,859
8/22	22,167	22,021	19,236
9/22	20,111	19,979	17,453
10/22	21,532	21,617	19,002
11/22	23,140	22,745	20,144
12/22	21,711	21,414	19,056
1/23	23,539	22,888	20,638
2/23	22,828	22,353	20,138
3/23	22,906	22,951	19,828
4/23	23,376	23,196	19,724
5/23	23,191	23,286	19,173
6/23	25,104	24,876	20,773
7/23	25,297	25,768	21,597
8/23	25,062	25,270	20,847
9/23	23,767	24,067	19,800
10/23	22,985	23,429	18,811
11/23	25,859	25,613	20,736
12/23	27,279	26,972	22,338
1/24	27,578	27,271	22,020
2/24	29,147	28,747	23,251
3/24	30,256	29,674	24,259
4/24	28,337	28,369	22,949
5/24	29,307	29,709	23,603
6/24	29,431	30,629	23,447
7/24	31,285	31,198	24,552
8/24	31,861	31,877	25,050
9/24	32,627	32,537	25,607
10/24	32,350	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	40.75%	12.02%	12.46%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000175482
Shareholder Report [Line Items]
Fund Name	MidCap Fund
Class Name	R-6
Trading Symbol	PMAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$71	0.59%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in financials, its heaviest weighted sector. Alternative asset managers KKR and Brookfield were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to relative performance. Selection and allocation in real estate detracted from performance relative to the Index, due to a significant weight in commercial real estate data and analytics business CoStar. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology also detracted. Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China. Its long-term competitive advantages in technical abilities and scale remain intact.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $32,780	Russell 3000 Index $32,298	Russell MidCap Index $25,469
10/14	10,000	10,000	10,000
11/14	10,309	10,242	10,256
12/14	10,333	10,242	10,278
1/15	10,101	9,957	10,117
2/15	10,988	10,534	10,677
3/15	10,988	10,427	10,684
4/15	10,896	10,474	10,587
5/15	10,997	10,619	10,742
6/15	10,813	10,441	10,520
7/15	11,051	10,616	10,598
8/15	10,474	9,975	10,038
9/15	9,980	9,684	9,677
10/15	10,615	10,449	10,277
11/15	10,697	10,507	10,303
12/15	10,432	10,291	10,027
1/16	9,669	9,711	9,370
2/16	9,757	9,707	9,476
3/16	10,515	10,391	10,252
4/16	10,582	10,455	10,360
5/16	10,855	10,642	10,530
6/16	10,845	10,664	10,578
7/16	11,366	11,087	11,061
8/16	11,325	11,116	11,034
9/16	11,356	11,133	11,056
10/16	11,041	10,892	10,705
11/16	11,378	11,380	11,282
12/16	11,451	11,602	11,411
1/17	11,813	11,820	11,686
2/17	12,308	12,260	12,017
3/17	12,313	12,268	11,998
4/17	12,608	12,398	12,090
5/17	12,945	12,525	12,201
6/17	12,924	12,638	12,322
7/17	13,312	12,876	12,503
8/17	13,419	12,901	12,406
9/17	13,684	13,216	12,750
10/17	13,974	13,504	12,963
11/17	14,326	13,914	13,399
12/17	14,361	14,053	13,524
1/18	14,993	14,794	14,033
2/18	14,181	14,249	13,453
3/18	14,287	13,963	13,461
4/18	14,144	14,016	13,441
5/18	14,466	14,412	13,746
6/18	14,793	14,506	13,841
7/18	15,198	14,987	14,186
8/18	15,519	15,514	14,626
9/18	15,466	15,539	14,533
10/18	14,148	14,395	13,325
11/18	14,681	14,683	13,653
12/18	13,409	13,317	12,299
1/19	14,648	14,460	13,625
2/19	15,495	14,968	14,210
3/19	16,005	15,187	14,332
4/19	16,923	15,793	14,878
5/19	16,402	14,771	13,965
6/19	17,486	15,809	14,924
7/19	17,806	16,044	15,137
8/19	17,924	15,717	14,706
9/19	18,067	15,993	14,995
10/19	18,351	16,337	15,153
11/19	18,926	16,958	15,695
12/19	19,187	17,447	16,055
1/20	19,821	17,428	15,926
2/20	18,440	16,002	14,543
3/20	14,611	13,801	11,709
4/20	16,544	15,629	13,390
5/20	18,036	16,465	14,331
6/20	18,248	16,841	14,590
7/20	19,367	17,797	15,446
8/20	20,206	19,087	15,989
9/20	19,740	18,392	15,678
10/20	19,305	17,995	15,778
11/20	21,779	20,184	17,959
12/20	22,714	21,092	18,800
1/21	21,708	20,998	18,751
2/21	22,984	21,654	19,795
3/21	23,506	22,431	20,330
4/21	25,040	23,587	21,367
5/21	25,128	23,695	21,538
6/21	25,693	24,279	21,855
7/21	26,756	24,689	22,023
8/21	26,863	25,393	22,583
9/21	25,876	24,254	21,653
10/21	27,825	25,894	22,941
11/21	26,970	25,500	22,142
12/21	28,480	26,504	23,046
1/22	25,465	24,945	21,348
2/22	24,512	24,317	21,195
3/22	25,179	25,105	21,737
4/22	22,988	22,852	20,063
5/22	22,838	22,822	20,079
6/22	20,926	20,912	18,075
7/22	23,247	22,874	19,859
8/22	22,342	22,021	19,236
9/22	20,273	19,979	17,453
10/22	21,709	21,617	19,002
11/22	23,342	22,745	20,144
12/22	21,899	21,414	19,056
1/23	23,757	22,888	20,638
2/23	23,041	22,353	20,138
3/23	23,126	22,951	19,828
4/23	23,602	23,196	19,724
5/23	23,420	23,286	19,173
6/23	25,355	24,876	20,773
7/23	25,559	25,768	21,597
8/23	25,320	25,270	20,847
9/23	24,023	24,067	19,800
10/23	23,231	23,429	18,811
11/23	26,148	25,613	20,736
12/23	27,586	26,972	22,338
1/24	27,895	27,271	22,020
2/24	29,492	28,747	23,251
3/24	30,622	29,674	24,259
4/24	28,679	28,369	22,949
5/24	29,672	29,709	23,603
6/24	29,802	30,629	23,447
7/24	31,679	31,198	24,552
8/24	32,269	31,877	25,050
9/24	33,054	32,537	25,607
10/24	32,780	32,298	25,469

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	41.11%	12.30%	12.61%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Index	35.39%	10.94%	9.80%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 28,084,261,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 136,570,000
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$28,084,261 Total Number of Portfolio Holdings75 Portfolio Turnover Rate 10.5% Total Advisory Fees Paid (amount in thousands)$136,570
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.02%
Investment Companies	0.12%
Other Assets and Liabilities	(0.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019341
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	Class J
Trading Symbol	PMGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$102	0.88%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $26,532	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,388	10,242	10,329
12/14	10,315	10,242	10,299
1/15	10,371	9,957	10,126
2/15	11,076	10,534	10,823
3/15	11,243	10,427	10,853
4/15	10,834	10,474	10,777
5/15	11,298	10,619	10,905
6/15	11,335	10,441	10,729
7/15	11,595	10,616	10,903
8/15	10,909	9,975	10,269
9/15	10,408	9,684	9,872
10/15	10,834	10,449	10,494
11/15	10,760	10,507	10,516
12/15	10,506	10,291	10,279
1/16	9,513	9,711	9,501
2/16	9,493	9,707	9,650
3/16	10,086	10,391	10,338
4/16	10,143	10,455	10,332
5/16	10,449	10,642	10,501
6/16	10,544	10,664	10,500
7/16	11,022	11,087	11,020
8/16	11,003	11,116	10,988
9/16	11,003	11,133	10,982
10/16	10,506	10,892	10,536
11/16	10,945	11,380	10,994
12/16	10,809	11,602	11,032
1/17	11,307	11,820	11,400
2/17	11,575	12,260	11,728
3/17	11,823	12,268	11,793
4/17	12,053	12,398	11,968
5/17	12,397	12,525	12,253
6/17	12,302	12,638	12,290
7/17	12,531	12,876	12,495
8/17	12,684	12,901	12,583
9/17	13,067	13,216	12,939
10/17	13,641	13,504	13,301
11/17	14,004	13,914	13,746
12/17	13,926	14,053	13,820
1/18	14,726	14,794	14,602
2/18	14,246	14,249	14,143
3/18	14,246	13,963	14,120
4/18	14,066	14,016	13,987
5/18	14,746	14,412	14,510
6/18	14,865	14,506	14,566
7/18	15,265	14,987	14,879
8/18	16,324	15,514	15,736
9/18	16,344	15,539	15,669
10/18	14,086	14,395	14,118
11/18	14,106	14,683	14,477
12/18	12,645	13,317	13,163
1/19	14,296	14,460	14,676
2/19	15,364	14,968	15,536
3/19	15,412	15,187	15,746
4/19	15,970	15,793	16,454
5/19	15,145	14,771	15,507
6/19	16,213	15,809	16,596
7/19	16,674	16,044	16,984
8/19	16,286	15,717	16,675
9/19	15,606	15,993	16,485
10/19	15,533	16,337	16,790
11/19	16,407	16,958	17,626
12/19	16,577	17,447	17,832
1/20	16,935	17,428	17,999
2/20	15,885	16,002	16,758
3/20	13,477	13,801	14,259
4/20	15,654	15,629	16,491
5/20	17,678	16,465	18,148
6/20	18,575	16,841	18,573
7/20	19,882	17,797	20,057
8/20	20,907	19,087	20,603
9/20	20,778	18,392	20,314
10/20	21,521	17,995	20,339
11/20	24,955	20,184	23,071
12/20	26,670	21,092	24,178
1/21	27,339	20,998	24,097
2/21	28,621	21,654	24,509
3/21	27,631	22,431	24,041
4/21	28,999	23,587	25,392
5/21	28,242	23,695	25,004
6/21	28,883	24,279	26,703
7/21	29,348	24,689	26,978
8/21	30,251	25,393	27,849
9/21	29,028	24,254	26,500
10/21	31,299	25,894	28,358
11/21	30,746	25,500	27,160
12/21	30,577	26,504	27,255
1/22	26,384	24,945	23,738
2/22	26,087	24,317	23,450
3/22	26,755	25,105	23,826
4/22	23,600	22,852	21,144
5/22	22,339	22,822	20,325
6/22	20,780	20,912	18,806
7/22	23,044	22,874	21,107
8/22	22,487	22,021	20,416
9/22	20,409	19,979	18,683
10/22	21,411	21,617	20,151
11/22	22,190	22,745	21,248
12/22	20,669	21,414	19,972
1/23	22,153	22,888	21,715
2/23	21,893	22,353	21,501
3/23	22,190	22,951	21,797
4/23	21,782	23,196	21,481
5/23	21,931	23,286	21,495
6/23	23,860	24,876	23,156
7/23	24,083	25,768	23,857
8/23	23,192	25,270	23,070
9/23	21,634	24,067	21,946
10/23	20,261	23,429	20,826
11/23	22,636	25,613	23,367
12/23	23,489	26,972	25,139
1/24	23,600	27,271	25,003
2/24	25,307	28,747	26,883
3/24	25,716	29,674	27,526
4/24	23,934	28,369	25,927
5/24	24,380	29,709	26,204
6/24	24,677	30,629	26,641
7/24	24,157	31,198	26,803
8/24	24,899	31,877	27,469
9/24	26,087	32,537	28,384
10/24	26,532	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	30.95%	11.30%	10.25%
Class J Shares Including Sales Charge	29.95%	11.30%	10.25%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 212,238,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	149.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,238 Total Number of Portfolio Holdings59 Portfolio Turnover Rate 149.5% Total Advisory Fees Paid (amount in thousands)$1,399
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019340
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	Institutional
Trading Symbol	PGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $27,094	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,389	10,242	10,329
12/14	10,329	10,242	10,299
1/15	10,374	9,957	10,126
2/15	11,080	10,534	10,823
3/15	11,260	10,427	10,853
4/15	10,854	10,474	10,777
5/15	11,320	10,619	10,905
6/15	11,350	10,441	10,729
7/15	11,620	10,616	10,903
8/15	10,929	9,975	10,269
9/15	10,449	9,684	9,872
10/15	10,884	10,449	10,494
11/15	10,809	10,507	10,516
12/15	10,558	10,291	10,279
1/16	9,559	9,711	9,501
2/16	9,544	9,707	9,650
3/16	10,143	10,391	10,338
4/16	10,205	10,455	10,332
5/16	10,512	10,642	10,501
6/16	10,620	10,664	10,500
7/16	11,096	11,087	11,020
8/16	11,066	11,116	10,988
9/16	11,081	11,133	10,982
10/16	10,574	10,892	10,536
11/16	11,019	11,380	10,994
12/16	10,888	11,602	11,032
1/17	11,397	11,820	11,400
2/17	11,659	12,260	11,728
3/17	11,906	12,268	11,793
4/17	12,137	12,398	11,968
5/17	12,507	12,525	12,253
6/17	12,399	12,638	12,290
7/17	12,630	12,876	12,495
8/17	12,800	12,901	12,583
9/17	13,170	13,216	12,939
10/17	13,756	13,504	13,301
11/17	14,126	13,914	13,746
12/17	14,048	14,053	13,820
1/18	14,878	14,794	14,602
2/18	14,383	14,249	14,143
3/18	14,383	13,963	14,120
4/18	14,192	14,016	13,987
5/18	14,894	14,412	14,510
6/18	15,022	14,506	14,566
7/18	15,421	14,987	14,879
8/18	16,491	15,514	15,736
9/18	16,522	15,539	15,669
10/18	14,240	14,395	14,118
11/18	14,256	14,683	14,477
12/18	12,785	13,317	13,163
1/19	14,455	14,460	14,676
2/19	15,550	14,968	15,536
3/19	15,587	15,187	15,746
4/19	16,144	15,793	16,454
5/19	15,346	14,771	15,507
6/19	16,404	15,809	16,596
7/19	16,886	16,044	16,984
8/19	16,478	15,717	16,675
9/19	15,810	15,993	16,485
10/19	15,736	16,337	16,790
11/19	16,626	16,958	17,626
12/19	16,812	17,447	17,832
1/20	17,179	17,428	17,999
2/20	16,097	16,002	16,758
3/20	13,662	13,801	14,259
4/20	15,884	15,629	16,491
5/20	17,914	16,465	18,148
6/20	18,860	16,841	18,573
7/20	20,174	17,797	20,057
8/20	21,218	19,087	20,603
9/20	21,083	18,392	20,314
10/20	21,836	17,995	20,339
11/20	25,353	20,184	23,071
12/20	27,093	21,092	24,178
1/21	27,771	20,998	24,097
2/21	29,087	21,654	24,509
3/21	28,068	22,431	24,041
4/21	29,447	23,587	25,392
5/21	28,705	23,695	25,004
6/21	29,363	24,279	26,703
7/21	29,808	24,689	26,978
8/21	30,742	25,393	27,849
9/21	29,532	24,254	26,500
10/21	31,824	25,894	28,358
11/21	31,272	25,500	27,160
12/21	31,082	26,504	27,255
1/22	26,818	24,945	23,738
2/22	26,542	24,317	23,450
3/22	27,194	25,105	23,826
4/22	23,983	22,852	21,144
5/22	22,703	22,822	20,325
6/22	21,148	20,912	18,806
7/22	23,456	22,874	21,107
8/22	22,879	22,021	20,416
9/22	20,772	19,979	18,683
10/22	21,800	21,617	20,151
11/22	22,603	22,745	21,248
12/22	21,048	21,414	19,972
1/23	22,578	22,888	21,715
2/23	22,302	22,353	21,501
3/23	22,603	22,951	21,797
4/23	22,202	23,196	21,481
5/23	22,352	23,286	21,495
6/23	24,334	24,876	23,156
7/23	24,560	25,768	23,857
8/23	23,632	25,270	23,070
9/23	22,076	24,067	21,946
10/23	20,646	23,429	20,826
11/23	23,105	25,613	23,367
12/23	23,958	26,972	25,139
1/24	24,083	27,271	25,003
2/24	25,814	28,747	26,883
3/24	26,241	29,674	27,526
4/24	24,434	28,369	25,927
5/24	24,911	29,709	26,204
6/24	25,212	30,629	26,641
7/24	24,660	31,198	26,803
8/24	25,438	31,877	27,469
9/24	26,642	32,537	28,384
10/24	27,094	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	31.23%	11.48%	10.48%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 212,238,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	149.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,238 Total Number of Portfolio Holdings59 Portfolio Turnover Rate 149.5% Total Advisory Fees Paid (amount in thousands)$1,399
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019339
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	R-1
Trading Symbol	PMSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$178	1.55%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $25,021	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,387	10,242	10,329
12/14	10,318	10,242	10,299
1/15	10,371	9,957	10,126
2/15	11,059	10,534	10,823
3/15	11,218	10,427	10,853
4/15	10,812	10,474	10,777
5/15	11,271	10,619	10,905
6/15	11,289	10,441	10,729
7/15	11,553	10,616	10,903
8/15	10,865	9,975	10,269
9/15	10,371	9,684	9,872
10/15	10,795	10,449	10,494
11/15	10,707	10,507	10,516
12/15	10,465	10,291	10,279
1/16	9,467	9,711	9,501
2/16	9,449	9,707	9,650
3/16	10,029	10,391	10,338
4/16	10,084	10,455	10,332
5/16	10,392	10,642	10,501
6/16	10,483	10,664	10,500
7/16	10,954	11,087	11,020
8/16	10,918	11,116	10,988
9/16	10,918	11,133	10,982
10/16	10,410	10,892	10,536
11/16	10,846	11,380	10,994
12/16	10,700	11,602	11,032
1/17	11,190	11,820	11,400
2/17	11,444	12,260	11,728
3/17	11,680	12,268	11,793
4/17	11,916	12,398	11,968
5/17	12,260	12,525	12,253
6/17	12,133	12,638	12,290
7/17	12,369	12,876	12,495
8/17	12,514	12,901	12,583
9/17	12,877	13,216	12,939
10/17	13,439	13,504	13,301
11/17	13,784	13,914	13,746
12/17	13,710	14,053	13,820
1/18	14,504	14,794	14,602
2/18	14,012	14,249	14,143
3/18	13,993	13,963	14,120
4/18	13,804	14,016	13,987
5/18	14,485	14,412	14,510
6/18	14,599	14,506	14,566
7/18	14,977	14,987	14,879
8/18	15,998	15,514	15,736
9/18	16,017	15,539	15,669
10/18	13,785	14,395	14,118
11/18	13,804	14,683	14,477
12/18	12,387	13,317	13,163
1/19	13,983	14,460	14,676
2/19	15,010	14,968	15,536
3/19	15,056	15,187	15,746
4/19	15,580	15,793	16,454
5/19	14,782	14,771	15,507
6/19	15,808	15,809	16,596
7/19	16,265	16,044	16,984
8/19	15,877	15,717	16,675
9/19	15,193	15,993	16,485
10/19	15,124	16,337	16,790
11/19	15,968	16,958	17,626
12/19	16,127	17,447	17,832
1/20	16,464	17,428	17,999
2/20	15,430	16,002	16,758
3/20	13,075	13,801	14,259
4/20	15,214	15,629	16,491
5/20	17,137	16,465	18,148
6/20	18,026	16,841	18,573
7/20	19,252	17,797	20,057
8/20	20,237	19,087	20,603
9/20	20,117	18,392	20,314
10/20	20,814	17,995	20,339
11/20	24,131	20,184	23,071
12/20	25,791	21,092	24,178
1/21	26,417	20,998	24,097
2/21	27,641	21,654	24,509
3/21	26,662	22,431	24,041
4/21	27,968	23,587	25,392
5/21	27,233	23,695	25,004
6/21	27,832	24,279	26,703
7/21	28,240	24,689	26,978
8/21	29,111	25,393	27,849
9/21	27,941	24,254	26,500
10/21	30,090	25,894	28,358
11/21	29,546	25,500	27,160
12/21	29,358	26,504	27,255
1/22	25,296	24,945	23,738
2/22	25,021	24,317	23,450
3/22	25,641	25,105	23,826
4/22	22,612	22,852	21,144
5/22	21,373	22,822	20,325
6/22	19,893	20,912	18,806
7/22	22,061	22,874	21,107
8/22	21,476	22,021	20,416
9/22	19,514	19,979	18,683
10/22	20,444	21,617	20,151
11/22	21,201	22,745	21,248
12/22	19,721	21,414	19,972
1/23	21,132	22,888	21,715
2/23	20,857	22,353	21,501
3/23	21,132	22,951	21,797
4/23	20,753	23,196	21,481
5/23	20,857	23,286	21,495
6/23	22,715	24,876	23,156
7/23	22,887	25,768	23,857
8/23	22,027	25,270	23,070
9/23	20,547	24,067	21,946
10/23	19,239	23,429	20,826
11/23	21,476	25,613	23,367
12/23	22,268	26,972	25,139
1/24	22,371	27,271	25,003
2/24	23,954	28,747	26,883
3/24	24,367	29,674	27,526
4/24	22,646	28,369	25,927
5/24	23,059	29,709	26,204
6/24	23,335	30,629	26,641
7/24	22,818	31,198	26,803
8/24	23,507	31,877	27,469
9/24	24,608	32,537	28,384
10/24	25,021	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	30.05%	10.59%	9.61%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 212,238,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	149.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,238 Total Number of Portfolio Holdings59 Portfolio Turnover Rate 149.5% Total Advisory Fees Paid (amount in thousands)$1,399
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019336
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	R-3
Trading Symbol	PFPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$143	1.24%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $25,783	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,377	10,242	10,329
12/14	10,314	10,242	10,299
1/15	10,361	9,957	10,126
2/15	11,051	10,534	10,823
3/15	11,239	10,427	10,853
4/15	10,831	10,474	10,777
5/15	11,286	10,619	10,905
6/15	11,317	10,441	10,729
7/15	11,584	10,616	10,903
8/15	10,878	9,975	10,269
9/15	10,392	9,684	9,872
10/15	10,831	10,449	10,494
11/15	10,737	10,507	10,516
12/15	10,491	10,291	10,279
1/16	9,495	9,711	9,501
2/16	9,479	9,707	9,650
3/16	10,057	10,391	10,338
4/16	10,137	10,455	10,332
5/16	10,427	10,642	10,501
6/16	10,523	10,664	10,500
7/16	11,005	11,087	11,020
8/16	10,973	11,116	10,988
9/16	10,973	11,133	10,982
10/16	10,459	10,892	10,536
11/16	10,909	11,380	10,994
12/16	10,764	11,602	11,032
1/17	11,262	11,820	11,400
2/17	11,519	12,260	11,728
3/17	11,760	12,268	11,793
4/17	11,985	12,398	11,968
5/17	12,338	12,525	12,253
6/17	12,226	12,638	12,290
7/17	12,451	12,876	12,495
8/17	12,612	12,901	12,583
9/17	12,981	13,216	12,939
10/17	13,559	13,504	13,301
11/17	13,913	13,914	13,746
12/17	13,831	14,053	13,820
1/18	14,631	14,794	14,602
2/18	14,148	14,249	14,143
3/18	14,131	13,963	14,120
4/18	13,948	14,016	13,987
5/18	14,631	14,412	14,510
6/18	14,748	14,506	14,566
7/18	15,131	14,987	14,879
8/18	16,181	15,514	15,736
9/18	16,198	15,539	15,669
10/18	13,948	14,395	14,118
11/18	13,965	14,683	14,477
12/18	12,531	13,317	13,163
1/19	14,156	14,460	14,676
2/19	15,214	14,968	15,536
3/19	15,253	15,187	15,746
4/19	15,782	15,793	16,454
5/19	14,998	14,771	15,507
6/19	16,017	15,809	16,596
7/19	16,486	16,044	16,984
8/19	16,095	15,717	16,675
9/19	15,410	15,993	16,485
10/19	15,351	16,337	16,790
11/19	16,212	16,958	17,626
12/19	16,388	17,447	17,832
1/20	16,736	17,428	17,999
2/20	15,672	16,002	16,758
3/20	13,299	13,801	14,259
4/20	15,447	15,629	16,491
5/20	17,432	16,465	18,148
6/20	18,332	16,841	18,573
7/20	19,600	17,797	20,057
8/20	20,603	19,087	20,603
9/20	20,460	18,392	20,314
10/20	21,196	17,995	20,339
11/20	24,572	20,184	23,071
12/20	26,271	21,092	24,178
1/21	26,906	20,998	24,097
2/21	28,176	21,654	24,509
3/21	27,178	22,431	24,041
4/21	28,516	23,587	25,392
5/21	27,768	23,695	25,004
6/21	28,402	24,279	26,703
7/21	28,810	24,689	26,978
8/21	29,694	25,393	27,849
9/21	28,516	24,254	26,500
10/21	30,737	25,894	28,358
11/21	30,170	25,500	27,160
12/21	29,966	26,504	27,255
1/22	25,865	24,945	23,738
2/22	25,592	24,317	23,450
3/22	26,193	25,105	23,826
4/22	23,103	22,852	21,144
5/22	21,873	22,822	20,325
6/22	20,369	20,912	18,806
7/22	22,557	22,874	21,107
8/22	21,982	22,021	20,416
9/22	19,987	19,979	18,683
10/22	20,943	21,617	20,151
11/22	21,709	22,745	21,248
12/22	20,205	21,414	19,972
1/23	21,654	22,888	21,715
2/23	21,381	22,353	21,501
3/23	21,682	22,951	21,797
4/23	21,272	23,196	21,481
5/23	21,408	23,286	21,495
6/23	23,295	24,876	23,156
7/23	23,514	25,768	23,857
8/23	22,611	25,270	23,070
9/23	21,108	24,067	21,946
10/23	19,740	23,429	20,826
11/23	22,092	25,613	23,367
12/23	22,885	26,972	25,139
1/24	22,994	27,271	25,003
2/24	24,635	28,747	26,883
3/24	25,045	29,674	27,526
4/24	23,295	28,369	25,927
5/24	23,732	29,709	26,204
6/24	24,033	30,629	26,641
7/24	23,486	31,198	26,803
8/24	24,224	31,877	27,469
9/24	25,373	32,537	28,384
10/24	25,783	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	30.61%	10.93%	9.93%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 212,238,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	149.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,238 Total Number of Portfolio Holdings59 Portfolio Turnover Rate 149.5% Total Advisory Fees Paid (amount in thousands)$1,399
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019338
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	R-4
Trading Symbol	PIPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $26,298	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,388	10,242	10,329
12/14	10,314	10,242	10,299
1/15	10,373	9,957	10,126
2/15	11,063	10,534	10,823
3/15	11,243	10,427	10,853
4/15	10,838	10,474	10,777
5/15	11,303	10,619	10,905
6/15	11,333	10,441	10,729
7/15	11,603	10,616	10,903
8/15	10,898	9,975	10,269
9/15	10,418	9,684	9,872
10/15	10,853	10,449	10,494
11/15	10,763	10,507	10,516
12/15	10,528	10,291	10,279
1/16	9,515	9,711	9,501
2/16	9,515	9,707	9,650
3/16	10,098	10,391	10,338
4/16	10,160	10,455	10,332
5/16	10,467	10,642	10,501
6/16	10,559	10,664	10,500
7/16	11,050	11,087	11,020
8/16	11,019	11,116	10,988
9/16	11,019	11,133	10,982
10/16	10,513	10,892	10,536
11/16	10,958	11,380	10,994
12/16	10,826	11,602	11,032
1/17	11,318	11,820	11,400
2/17	11,579	12,260	11,728
3/17	11,824	12,268	11,793
4/17	12,055	12,398	11,968
5/17	12,408	12,525	12,253
6/17	12,300	12,638	12,290
7/17	12,531	12,876	12,495
8/17	12,700	12,901	12,583
9/17	13,068	13,216	12,939
10/17	13,636	13,504	13,301
11/17	14,005	13,914	13,746
12/17	13,927	14,053	13,820
1/18	14,722	14,794	14,602
2/18	14,245	14,249	14,143
3/18	14,229	13,963	14,120
4/18	14,054	14,016	13,987
5/18	14,738	14,412	14,510
6/18	14,865	14,506	14,566
7/18	15,247	14,987	14,879
8/18	16,296	15,514	15,736
9/18	16,328	15,539	15,669
10/18	14,070	14,395	14,118
11/18	14,086	14,683	14,477
12/18	12,638	13,317	13,163
1/19	14,266	14,460	14,676
2/19	15,339	14,968	15,536
3/19	15,395	15,187	15,746
4/19	15,931	15,793	16,454
5/19	15,136	14,771	15,507
6/19	16,172	15,809	16,596
7/19	16,653	16,044	16,984
8/19	16,246	15,717	16,675
9/19	15,580	15,993	16,485
10/19	15,506	16,337	16,790
11/19	16,375	16,958	17,626
12/19	16,561	17,447	17,832
1/20	16,908	17,428	17,999
2/20	15,847	16,002	16,758
3/20	13,437	13,801	14,259
4/20	15,616	15,629	16,491
5/20	17,621	16,465	18,148
6/20	18,546	16,841	18,573
7/20	19,819	17,797	20,057
8/20	20,840	19,087	20,603
9/20	20,705	18,392	20,314
10/20	21,438	17,995	20,339
11/20	24,870	20,184	23,071
12/20	26,585	21,092	24,178
1/21	27,243	20,998	24,097
2/21	28,515	21,654	24,509
3/21	27,518	22,431	24,041
4/21	28,875	23,587	25,392
5/21	28,133	23,695	25,004
6/21	28,769	24,279	26,703
7/21	29,214	24,689	26,978
8/21	30,105	25,393	27,849
9/21	28,896	24,254	26,500
10/21	31,143	25,894	28,358
11/21	30,592	25,500	27,160
12/21	30,400	26,504	27,255
1/22	26,223	24,945	23,738
2/22	25,971	24,317	23,450
3/22	26,600	25,105	23,826
4/22	23,455	22,852	21,144
5/22	22,196	22,822	20,325
6/22	20,661	20,912	18,806
7/22	22,901	22,874	21,107
8/22	22,347	22,021	20,416
9/22	20,284	19,979	18,683
10/22	21,265	21,617	20,151
11/22	22,045	22,745	21,248
12/22	20,535	21,414	19,972
1/23	22,020	22,888	21,715
2/23	21,743	22,353	21,501
3/23	22,045	22,951	21,797
4/23	21,643	23,196	21,481
5/23	21,794	23,286	21,495
6/23	23,706	24,876	23,156
7/23	23,908	25,768	23,857
8/23	23,002	25,270	23,070
9/23	21,492	24,067	21,946
10/23	20,108	23,429	20,826
11/23	22,473	25,613	23,367
12/23	23,304	26,972	25,139
1/24	23,429	27,271	25,003
2/24	25,090	28,747	26,883
3/24	25,518	29,674	27,526
4/24	23,731	28,369	25,927
5/24	24,184	29,709	26,204
6/24	24,486	30,629	26,641
7/24	23,933	31,198	26,803
8/24	24,688	31,877	27,469
9/24	25,871	32,537	28,384
10/24	26,298	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	30.79%	11.14%	10.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 212,238,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	149.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,238 Total Number of Portfolio Holdings59 Portfolio Turnover Rate 149.5% Total Advisory Fees Paid (amount in thousands)$1,399
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019337
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund
Class Name	R-5
Trading Symbol	PHPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth Index ("Index"). Equity markets delivered historically strong gains for the fiscal year. The powerful rally commenced in late 2023, in response to lower inflation and improved investor sentiment. The rally stalled briefly in March and again in July/August amid signs of slower global growth, before climbing sharply again in September and October after the Fed delivered its first rate cut of 0.5%. After nearly two years of narrow market leadership by mega-cap stocks, small and mid-cap shares outperformed in recent months. Rapid sector rotations were the norm throughout the year. The choppy sector leadership proved challenging for the team’s earnings focused investment discipline, relative to the Index. Relative shortfalls were primarily attributable to stock selection within the health care and energy sectors, uncoincidentally, the two areas of the market that saw the weakest earnings performance. In health care, the success of GLP-1 drugs hurt performance of health equipment and service providers, which are more prominent among mid-caps. Energy stocks were hampered by global demand weakness, despite heightened geopolitical risks.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $26,604	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,378	10,242	10,329
12/14	10,319	10,242	10,299
1/15	10,377	9,957	10,126
2/15	11,073	10,534	10,823
3/15	11,248	10,427	10,853
4/15	10,841	10,474	10,777
5/15	11,306	10,619	10,905
6/15	11,335	10,441	10,729
7/15	11,610	10,616	10,903
8/15	10,914	9,975	10,269
9/15	10,435	9,684	9,872
10/15	10,856	10,449	10,494
11/15	10,783	10,507	10,516
12/15	10,526	10,291	10,279
1/16	9,531	9,711	9,501
2/16	9,531	9,707	9,650
3/16	10,110	10,391	10,338
4/16	10,185	10,455	10,332
5/16	10,482	10,642	10,501
6/16	10,585	10,664	10,500
7/16	11,061	11,087	11,020
8/16	11,031	11,116	10,988
9/16	11,031	11,133	10,982
10/16	10,526	10,892	10,536
11/16	10,971	11,380	10,994
12/16	10,838	11,602	11,032
1/17	11,344	11,820	11,400
2/17	11,596	12,260	11,728
3/17	11,849	12,268	11,793
4/17	12,087	12,398	11,968
5/17	12,444	12,525	12,253
6/17	12,325	12,638	12,290
7/17	12,563	12,876	12,495
8/17	12,726	12,901	12,583
9/17	13,098	13,216	12,939
10/17	13,678	13,504	13,301
11/17	14,049	13,914	13,746
12/17	13,974	14,053	13,820
1/18	14,773	14,794	14,602
2/18	14,297	14,249	14,143
3/18	14,281	13,963	14,120
4/18	14,097	14,016	13,987
5/18	14,804	14,412	14,510
6/18	14,927	14,506	14,566
7/18	15,311	14,987	14,879
8/18	16,372	15,514	15,736
9/18	16,388	15,539	15,669
10/18	14,128	14,395	14,118
11/18	14,143	14,683	14,477
12/18	12,698	13,317	13,163
1/19	14,334	14,460	14,676
2/19	15,419	14,968	15,536
3/19	15,472	15,187	15,746
4/19	16,006	15,793	16,454
5/19	15,206	14,771	15,507
6/19	16,255	15,809	16,596
7/19	16,735	16,044	16,984
8/19	16,344	15,717	16,675
9/19	15,650	15,993	16,485
10/19	15,597	16,337	16,790
11/19	16,468	16,958	17,626
12/19	16,646	17,447	17,832
1/20	16,997	17,428	17,999
2/20	15,943	16,002	16,758
3/20	13,520	13,801	14,259
4/20	15,721	15,629	16,491
5/20	17,737	16,465	18,148
6/20	18,662	16,841	18,573
7/20	19,956	17,797	20,057
8/20	20,973	19,087	20,603
9/20	20,844	18,392	20,314
10/20	21,584	17,995	20,339
11/20	25,061	20,184	23,071
12/20	26,783	21,092	24,178
1/21	27,431	20,998	24,097
2/21	28,726	21,654	24,509
3/21	27,714	22,431	24,041
4/21	29,091	23,587	25,392
5/21	28,342	23,695	25,004
6/21	28,989	24,279	26,703
7/21	29,435	24,689	26,978
8/21	30,346	25,393	27,849
9/21	29,131	24,254	26,500
10/21	31,399	25,894	28,358
11/21	30,852	25,500	27,160
12/21	30,650	26,504	27,255
1/22	26,438	24,945	23,738
2/22	26,176	24,317	23,450
3/22	26,818	25,105	23,826
4/22	23,654	22,852	21,144
5/22	22,392	22,822	20,325
6/22	20,846	20,912	18,806
7/22	23,106	22,874	21,107
8/22	22,535	22,021	20,416
9/22	20,465	19,979	18,683
10/22	21,464	21,617	20,151
11/22	22,273	22,745	21,248
12/22	20,727	21,414	19,972
1/23	22,226	22,888	21,715
2/23	21,940	22,353	21,501
3/23	22,250	22,951	21,797
4/23	21,845	23,196	21,481
5/23	21,988	23,286	21,495
6/23	23,939	24,876	23,156
7/23	24,153	25,768	23,857
8/23	23,249	25,270	23,070
9/23	21,702	24,067	21,946
10/23	20,322	23,429	20,826
11/23	22,725	25,613	23,367
12/23	23,535	26,972	25,139
1/24	23,677	27,271	25,003
2/24	25,367	28,747	26,883
3/24	25,795	29,674	27,526
4/24	23,987	28,369	25,927
5/24	24,463	29,709	26,204
6/24	24,772	30,629	26,641
7/24	24,201	31,198	26,803
8/24	24,986	31,877	27,469
9/24	26,152	32,537	28,384
10/24	26,604	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	30.91%	11.27%	10.28%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 212,238,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,399,000
InvestmentCompanyPortfolioTurnover	149.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$212,238 Total Number of Portfolio Holdings59 Portfolio Turnover Rate 149.5% Total Advisory Fees Paid (amount in thousands)$1,399
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.21%
Investment Companies	3.82%
Other Assets and Liabilities	(1.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019485
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	Class J
Trading Symbol	PPQJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $24,004	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,284	10,242	10,329
12/14	10,265	10,242	10,299
1/15	10,034	9,957	10,126
2/15	10,715	10,534	10,823
3/15	10,785	10,427	10,853
4/15	10,646	10,474	10,777
5/15	10,750	10,619	10,905
6/15	10,669	10,441	10,729
7/15	10,854	10,616	10,903
8/15	10,150	9,975	10,269
9/15	9,792	9,684	9,872
10/15	10,253	10,449	10,494
11/15	10,334	10,507	10,516
12/15	10,029	10,291	10,279
1/16	9,330	9,711	9,501
2/16	9,367	9,707	9,650
3/16	10,017	10,391	10,338
4/16	10,029	10,455	10,332
5/16	10,274	10,642	10,501
6/16	10,176	10,664	10,500
7/16	10,569	11,087	11,020
8/16	10,507	11,116	10,988
9/16	10,458	11,133	10,982
10/16	10,103	10,892	10,536
11/16	10,520	11,380	10,994
12/16	10,455	11,602	11,032
1/17	10,763	11,820	11,400
2/17	11,095	12,260	11,728
3/17	11,168	12,268	11,793
4/17	11,414	12,398	11,968
5/17	11,648	12,525	12,253
6/17	11,710	12,638	12,290
7/17	11,919	12,876	12,495
8/17	11,906	12,901	12,583
9/17	12,214	13,216	12,939
10/17	12,558	13,504	13,301
11/17	12,952	13,914	13,746
12/17	12,988	14,053	13,820
1/18	13,761	14,794	14,602
2/18	13,418	14,249	14,143
3/18	13,475	13,963	14,120
4/18	13,246	14,016	13,987
5/18	13,804	14,412	14,510
6/18	13,847	14,506	14,566
7/18	14,191	14,987	14,879
8/18	14,979	15,514	15,736
9/18	15,007	15,539	15,669
10/18	13,389	14,395	14,118
11/18	13,675	14,683	14,477
12/18	12,363	13,317	13,163
1/19	13,667	14,460	14,676
2/19	14,476	14,968	15,536
3/19	14,591	15,187	15,746
4/19	15,350	15,793	16,454
5/19	14,558	14,771	15,507
6/19	15,631	15,809	16,596
7/19	15,994	16,044	16,984
8/19	15,846	15,717	16,675
9/19	15,681	15,993	16,485
10/19	15,730	16,337	16,790
11/19	16,423	16,958	17,626
12/19	16,680	17,447	17,832
1/20	16,809	17,428	17,999
2/20	15,765	16,002	16,758
3/20	13,330	13,801	14,259
4/20	15,472	15,629	16,491
5/20	17,102	16,465	18,148
6/20	17,394	16,841	18,573
7/20	18,640	17,797	20,057
8/20	19,207	19,087	20,603
9/20	19,152	18,392	20,314
10/20	19,152	17,995	20,339
11/20	21,368	20,184	23,071
12/20	22,694	21,092	24,178
1/21	22,243	20,998	24,097
2/21	22,811	21,654	24,509
3/21	22,654	22,431	24,041
4/21	23,927	23,587	25,392
5/21	23,496	23,695	25,004
6/21	24,573	24,279	26,703
7/21	25,533	24,689	26,978
8/21	26,433	25,393	27,849
9/21	25,063	24,254	26,500
10/21	26,805	25,894	28,358
11/21	25,885	25,500	27,160
12/21	26,261	26,504	27,255
1/22	22,911	24,945	23,738
2/22	22,375	24,317	23,450
3/22	22,831	25,105	23,826
4/22	20,285	22,852	21,144
5/22	20,017	22,822	20,325
6/22	18,517	20,912	18,806
7/22	21,009	22,874	21,107
8/22	20,205	22,021	20,416
9/22	18,383	19,979	18,683
10/22	19,535	21,617	20,151
11/22	20,473	22,745	21,248
12/22	19,191	21,414	19,972
1/23	20,926	22,888	21,715
2/23	20,623	22,353	21,501
3/23	20,898	22,951	21,797
4/23	20,623	23,196	21,481
5/23	20,403	23,286	21,495
6/23	22,027	24,876	23,156
7/23	22,468	25,768	23,857
8/23	21,669	25,270	23,070
9/23	20,403	24,067	21,946
10/23	19,191	23,429	20,826
11/23	21,256	25,613	23,367
12/23	23,056	26,972	25,139
1/24	22,750	27,271	25,003
2/24	24,218	28,747	26,883
3/24	24,738	29,674	27,526
4/24	23,026	28,369	25,927
5/24	23,179	29,709	26,204
6/24	23,117	30,629	26,641
7/24	23,240	31,198	26,803
8/24	23,576	31,877	27,469
9/24	24,035	32,537	28,384
10/24	24,004	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	25.08%	8.82%	9.15%
Class J Shares Including Sales Charge	24.08%	8.82%	9.15%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 438,061,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 8,189,000
InvestmentCompanyPortfolioTurnover	54.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$438,061 Total Number of Portfolio Holdings329 Portfolio Turnover Rate 54.7% Total Advisory Fees Paid (amount in thousands)$8,189
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019484
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	Institutional
Trading Symbol	PPIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $24,787	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,291	10,242	10,329
12/14	10,273	10,242	10,299
1/15	10,046	9,957	10,126
2/15	10,728	10,534	10,823
3/15	10,807	10,427	10,853
4/15	10,669	10,474	10,777
5/15	10,787	10,619	10,905
6/15	10,698	10,441	10,729
7/15	10,886	10,616	10,903
8/15	10,185	9,975	10,269
9/15	9,839	9,684	9,872
10/15	10,293	10,449	10,494
11/15	10,382	10,507	10,516
12/15	10,092	10,291	10,279
1/16	9,385	9,711	9,501
2/16	9,427	9,707	9,650
3/16	10,082	10,391	10,338
4/16	10,092	10,455	10,332
5/16	10,341	10,642	10,501
6/16	10,248	10,664	10,500
7/16	10,643	11,087	11,020
8/16	10,591	11,116	10,988
9/16	10,539	11,133	10,982
10/16	10,175	10,892	10,536
11/16	10,601	11,380	10,994
12/16	10,547	11,602	11,032
1/17	10,859	11,820	11,400
2/17	11,203	12,260	11,728
3/17	11,276	12,268	11,793
4/17	11,526	12,398	11,968
5/17	11,766	12,525	12,253
6/17	11,839	12,638	12,290
7/17	12,058	12,876	12,495
8/17	12,047	12,901	12,583
9/17	12,360	13,216	12,939
10/17	12,704	13,504	13,301
11/17	13,110	13,914	13,746
12/17	13,140	14,053	13,820
1/18	13,931	14,794	14,602
2/18	13,589	14,249	14,143
3/18	13,648	13,963	14,120
4/18	13,423	14,016	13,987
5/18	13,991	14,412	14,510
6/18	14,050	14,506	14,566
7/18	14,380	14,987	14,879
8/18	15,196	15,514	15,736
9/18	15,231	15,539	15,669
10/18	13,589	14,395	14,118
11/18	13,884	14,683	14,477
12/18	12,555	13,317	13,163
1/19	13,892	14,460	14,676
2/19	14,714	14,968	15,536
3/19	14,833	15,187	15,746
4/19	15,614	15,793	16,454
5/19	14,806	14,771	15,507
6/19	15,919	15,809	16,596
7/19	16,276	16,044	16,984
8/19	16,144	15,717	16,675
9/19	15,958	15,993	16,485
10/19	16,025	16,337	16,790
11/19	16,740	16,958	17,626
12/19	17,000	17,447	17,832
1/20	17,143	17,428	17,999
2/20	16,066	16,002	16,758
3/20	13,597	13,801	14,259
4/20	15,794	15,629	16,491
5/20	17,445	16,465	18,148
6/20	17,761	16,841	18,573
7/20	19,038	17,797	20,057
8/20	19,627	19,087	20,603
9/20	19,570	18,392	20,314
10/20	19,570	17,995	20,339
11/20	21,853	20,184	23,071
12/20	23,194	21,092	24,178
1/21	22,756	20,998	24,097
2/21	23,330	21,654	24,509
3/21	23,179	22,431	24,041
4/21	24,493	23,587	25,392
5/21	24,040	23,695	25,004
6/21	25,158	24,279	26,703
7/21	26,141	24,689	26,978
8/21	27,077	25,393	27,849
9/21	25,687	24,254	26,500
10/21	27,470	25,894	28,358
11/21	26,533	25,500	27,160
12/21	26,929	26,504	27,255
1/22	23,499	24,945	23,738
2/22	22,949	24,317	23,450
3/22	23,404	25,105	23,826
4/22	20,808	22,852	21,144
5/22	20,524	22,822	20,325
6/22	19,027	20,912	18,806
7/22	21,585	22,874	21,107
8/22	20,770	22,021	20,416
9/22	18,894	19,979	18,683
10/22	20,069	21,617	20,151
11/22	21,054	22,745	21,248
12/22	19,731	21,414	19,972
1/23	21,526	22,888	21,715
2/23	21,237	22,353	21,501
3/23	21,526	22,951	21,797
4/23	21,237	23,196	21,481
5/23	21,024	23,286	21,495
6/23	22,704	24,876	23,156
7/23	23,148	25,768	23,857
8/23	22,337	25,270	23,070
9/23	21,024	24,067	21,946
10/23	19,789	23,429	20,826
11/23	21,913	25,613	23,367
12/23	23,793	26,972	25,139
1/24	23,483	27,271	25,003
2/24	24,994	28,747	26,883
3/24	25,533	29,674	27,526
4/24	23,793	28,369	25,927
5/24	23,938	29,709	26,204
6/24	23,876	30,629	26,641
7/24	24,000	31,198	26,803
8/24	24,352	31,877	27,469
9/24	24,829	32,537	28,384
10/24	24,787	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	25.26%	9.12%	9.50%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 438,061,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 8,189,000
InvestmentCompanyPortfolioTurnover	54.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$438,061 Total Number of Portfolio Holdings329 Portfolio Turnover Rate 54.7% Total Advisory Fees Paid (amount in thousands)$8,189
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019479
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	R-1
Trading Symbol	PHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$188	1.68%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $22,701	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,279	10,242	10,329
12/14	10,251	10,242	10,299
1/15	10,014	9,957	10,126
2/15	10,691	10,534	10,823
3/15	10,770	10,427	10,853
4/15	10,612	10,474	10,777
5/15	10,725	10,619	10,905
6/15	10,623	10,441	10,729
7/15	10,815	10,616	10,903
8/15	10,104	9,975	10,269
9/15	9,754	9,684	9,872
10/15	10,205	10,449	10,494
11/15	10,273	10,507	10,516
12/15	9,975	10,291	10,279
1/16	9,280	9,711	9,501
2/16	9,304	9,707	9,650
3/16	9,951	10,391	10,338
4/16	9,951	10,455	10,332
5/16	10,190	10,642	10,501
6/16	10,094	10,664	10,500
7/16	10,478	11,087	11,020
8/16	10,418	11,116	10,988
9/16	10,358	11,133	10,982
10/16	9,999	10,892	10,536
11/16	10,406	11,380	10,994
12/16	10,343	11,602	11,032
1/17	10,631	11,820	11,400
2/17	10,967	12,260	11,728
3/17	11,040	12,268	11,793
4/17	11,268	12,398	11,968
5/17	11,496	12,525	12,253
6/17	11,556	12,638	12,290
7/17	11,760	12,876	12,495
8/17	11,736	12,901	12,583
9/17	12,037	13,216	12,939
10/17	12,373	13,504	13,301
11/17	12,745	13,914	13,746
12/17	12,781	14,053	13,820
1/18	13,521	14,794	14,602
2/18	13,186	14,249	14,143
3/18	13,242	13,963	14,120
4/18	13,004	14,016	13,987
5/18	13,549	14,412	14,510
6/18	13,591	14,506	14,566
7/18	13,912	14,987	14,879
8/18	14,680	15,514	15,736
9/18	14,708	15,539	15,669
10/18	13,116	14,395	14,118
11/18	13,395	14,683	14,477
12/18	12,101	13,317	13,163
1/19	13,372	14,460	14,676
2/19	14,161	14,968	15,536
3/19	14,257	15,187	15,746
4/19	14,997	15,793	16,454
5/19	14,209	14,771	15,507
6/19	15,271	15,809	16,596
7/19	15,609	16,044	16,984
8/19	15,464	15,717	16,675
9/19	15,271	15,993	16,485
10/19	15,319	16,337	16,790
11/19	15,995	16,958	17,626
12/19	16,230	17,447	17,832
1/20	16,355	17,428	17,999
2/20	15,319	16,002	16,758
3/20	12,962	13,801	14,259
4/20	15,033	15,629	16,491
5/20	16,605	16,465	18,148
6/20	16,890	16,841	18,573
7/20	18,087	17,797	20,057
8/20	18,640	19,087	20,603
9/20	18,569	18,392	20,314
10/20	18,551	17,995	20,339
11/20	20,693	20,184	23,071
12/20	21,968	21,092	24,178
1/21	21,529	20,998	24,097
2/21	22,064	21,654	24,509
3/21	21,892	22,431	24,041
4/21	23,114	23,587	25,392
5/21	22,675	23,695	25,004
6/21	23,707	24,279	26,703
7/21	24,624	24,689	26,978
8/21	25,483	25,393	27,849
9/21	24,146	24,254	26,500
10/21	25,808	25,894	28,358
11/21	24,910	25,500	27,160
12/21	25,276	26,504	27,255
1/22	22,044	24,945	23,738
2/22	21,519	24,317	23,450
3/22	21,913	25,105	23,826
4/22	19,469	22,852	21,144
5/22	19,207	22,822	20,325
6/22	17,762	20,912	18,806
7/22	20,153	22,874	21,107
8/22	19,364	22,021	20,416
9/22	17,604	19,979	18,683
10/22	18,708	21,617	20,151
11/22	19,601	22,745	21,248
12/22	18,343	21,414	19,972
1/23	20,018	22,888	21,715
2/23	19,721	22,353	21,501
3/23	19,964	22,951	21,797
4/23	19,694	23,196	21,481
5/23	19,478	23,286	21,495
6/23	21,018	24,876	23,156
7/23	21,423	25,768	23,857
8/23	20,667	25,270	23,070
9/23	19,424	24,067	21,946
10/23	18,289	23,429	20,826
11/23	20,234	25,613	23,367
12/23	21,948	26,972	25,139
1/24	21,647	27,271	25,003
2/24	23,002	28,747	26,883
3/24	23,484	29,674	27,526
4/24	21,858	28,369	25,927
5/24	22,009	29,709	26,204
6/24	21,918	30,629	26,641
7/24	22,009	31,198	26,803
8/24	22,340	31,877	27,469
9/24	22,731	32,537	28,384
10/24	22,701	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	24.12%	8.18%	8.54%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 438,061,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 8,189,000
InvestmentCompanyPortfolioTurnover	54.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$438,061 Total Number of Portfolio Holdings329 Portfolio Turnover Rate 54.7% Total Advisory Fees Paid (amount in thousands)$8,189
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019481
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	R-3
Trading Symbol	PPQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$154	1.37%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $23,429	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,283	10,242	10,329
12/14	10,267	10,242	10,299
1/15	10,031	9,957	10,126
2/15	10,708	10,534	10,823
3/15	10,779	10,427	10,853
4/15	10,636	10,474	10,777
5/15	10,749	10,619	10,905
6/15	10,656	10,441	10,729
7/15	10,841	10,616	10,903
8/15	10,134	9,975	10,269
9/15	9,785	9,684	9,872
10/15	10,236	10,449	10,494
11/15	10,318	10,507	10,516
12/15	10,017	10,291	10,279
1/16	9,314	9,711	9,501
2/16	9,347	9,707	9,650
3/16	9,995	10,391	10,338
4/16	10,006	10,455	10,332
5/16	10,244	10,642	10,501
6/16	10,147	10,664	10,500
7/16	10,536	11,087	11,020
8/16	10,482	11,116	10,988
9/16	10,427	11,133	10,982
10/16	10,060	10,892	10,536
11/16	10,482	11,380	10,994
12/16	10,414	11,602	11,032
1/17	10,717	11,820	11,400
2/17	11,053	12,260	11,728
3/17	11,118	12,268	11,793
4/17	11,357	12,398	11,968
5/17	11,595	12,525	12,253
6/17	11,649	12,638	12,290
7/17	11,866	12,876	12,495
8/17	11,844	12,901	12,583
9/17	12,148	13,216	12,939
10/17	12,484	13,504	13,301
11/17	12,874	13,914	13,746
12/17	12,904	14,053	13,820
1/18	13,672	14,794	14,602
2/18	13,338	14,249	14,143
3/18	13,387	13,963	14,120
4/18	13,152	14,016	13,987
5/18	13,709	14,412	14,510
6/18	13,746	14,506	14,566
7/18	14,081	14,987	14,879
8/18	14,861	15,514	15,736
9/18	14,886	15,539	15,669
10/18	13,276	14,395	14,118
11/18	13,561	14,683	14,477
12/18	12,265	13,317	13,163
1/19	13,553	14,460	14,676
2/19	14,351	14,968	15,536
3/19	14,463	15,187	15,746
4/19	15,205	15,793	16,454
5/19	14,421	14,771	15,507
6/19	15,485	15,809	16,596
7/19	15,835	16,044	16,984
8/19	15,695	15,717	16,675
9/19	15,513	15,993	16,485
10/19	15,569	16,337	16,790
11/19	16,255	16,958	17,626
12/19	16,502	17,447	17,832
1/20	16,624	17,428	17,999
2/20	15,584	16,002	16,758
3/20	13,183	13,801	14,259
4/20	15,293	15,629	16,491
5/20	16,899	16,465	18,148
6/20	17,190	16,841	18,573
7/20	18,413	17,797	20,057
8/20	18,979	19,087	20,603
9/20	18,918	18,392	20,314
10/20	18,903	17,995	20,339
11/20	21,105	20,184	23,071
12/20	22,396	21,092	24,178
1/21	21,959	20,998	24,097
2/21	22,493	21,654	24,509
3/21	22,331	22,431	24,041
4/21	23,593	23,587	25,392
5/21	23,156	23,695	25,004
6/21	24,208	24,279	26,703
7/21	25,147	24,689	26,978
8/21	26,037	25,393	27,849
9/21	24,677	24,254	26,500
10/21	26,376	25,894	28,358
11/21	25,470	25,500	27,160
12/21	25,847	26,504	27,255
1/22	22,543	24,945	23,738
2/22	21,999	24,317	23,450
3/22	22,438	25,105	23,826
4/22	19,929	22,852	21,144
5/22	19,657	22,822	20,325
6/22	18,214	20,912	18,806
7/22	20,640	22,874	21,107
8/22	19,866	22,021	20,416
9/22	18,047	19,979	18,683
10/22	19,176	21,617	20,151
11/22	20,096	22,745	21,248
12/22	18,824	21,414	19,972
1/23	20,533	22,888	21,715
2/23	20,234	22,353	21,501
3/23	20,512	22,951	21,797
4/23	20,234	23,196	21,481
5/23	20,020	23,286	21,495
6/23	21,601	24,876	23,156
7/23	22,007	25,768	23,857
8/23	21,238	25,270	23,070
9/23	19,977	24,067	21,946
10/23	18,802	23,429	20,826
11/23	20,811	25,613	23,367
12/23	22,594	26,972	25,139
1/24	22,269	27,271	25,003
2/24	23,684	28,747	26,883
3/24	24,194	29,674	27,526
4/24	22,524	28,369	25,927
5/24	22,663	29,709	26,204
6/24	22,594	30,629	26,641
7/24	22,710	31,198	26,803
8/24	23,034	31,877	27,469
9/24	23,452	32,537	28,384
10/24	23,429	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	24.61%	8.52%	8.89%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 438,061,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 8,189,000
InvestmentCompanyPortfolioTurnover	54.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$438,061 Total Number of Portfolio Holdings329 Portfolio Turnover Rate 54.7% Total Advisory Fees Paid (amount in thousands)$8,189
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019483
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	R-4
Trading Symbol	PPQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $23,871	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,287	10,242	10,329
12/14	10,270	10,242	10,299
1/15	10,039	9,957	10,126
2/15	10,713	10,534	10,823
3/15	10,793	10,427	10,853
4/15	10,642	10,474	10,777
5/15	10,763	10,619	10,905
6/15	10,673	10,441	10,729
7/15	10,854	10,616	10,903
8/15	10,150	9,975	10,269
9/15	9,808	9,684	9,872
10/15	10,260	10,449	10,494
11/15	10,341	10,507	10,516
12/15	10,045	10,291	10,279
1/16	9,346	9,711	9,501
2/16	9,378	9,707	9,650
3/16	10,024	10,391	10,338
4/16	10,035	10,455	10,332
5/16	10,278	10,642	10,501
6/16	10,183	10,664	10,500
7/16	10,564	11,087	11,020
8/16	10,512	11,116	10,988
9/16	10,459	11,133	10,982
10/16	10,098	10,892	10,536
11/16	10,522	11,380	10,994
12/16	10,456	11,602	11,032
1/17	10,764	11,820	11,400
2/17	11,104	12,260	11,728
3/17	11,178	12,268	11,793
4/17	11,412	12,398	11,968
5/17	11,656	12,525	12,253
6/17	11,710	12,638	12,290
7/17	11,922	12,876	12,495
8/17	11,911	12,901	12,583
9/17	12,220	13,216	12,939
10/17	12,560	13,504	13,301
11/17	12,953	13,914	13,746
12/17	12,983	14,053	13,820
1/18	13,757	14,794	14,602
2/18	13,418	14,249	14,143
3/18	13,467	13,963	14,120
4/18	13,237	14,016	13,987
5/18	13,793	14,412	14,510
6/18	13,842	14,506	14,566
7/18	14,181	14,987	14,879
8/18	14,979	15,514	15,736
9/18	15,003	15,539	15,669
10/18	13,382	14,395	14,118
11/18	13,672	14,683	14,477
12/18	12,358	13,317	13,163
1/19	13,666	14,460	14,676
2/19	14,470	14,968	15,536
3/19	14,579	15,187	15,746
4/19	15,342	15,793	16,454
5/19	14,552	14,771	15,507
6/19	15,628	15,809	16,596
7/19	15,982	16,044	16,984
8/19	15,846	15,717	16,675
9/19	15,669	15,993	16,485
10/19	15,710	16,337	16,790
11/19	16,405	16,958	17,626
12/19	16,672	17,447	17,832
1/20	16,791	17,428	17,999
2/20	15,753	16,002	16,758
3/20	13,320	13,801	14,259
4/20	15,471	15,629	16,491
5/20	17,088	16,465	18,148
6/20	17,384	16,841	18,573
7/20	18,630	17,797	20,057
8/20	19,194	19,087	20,603
9/20	19,135	18,392	20,314
10/20	19,135	17,995	20,339
11/20	21,345	20,184	23,071
12/20	22,656	21,092	24,178
1/21	22,218	20,998	24,097
2/21	22,781	21,654	24,509
3/21	22,625	22,431	24,041
4/21	23,893	23,587	25,392
5/21	23,454	23,695	25,004
6/21	24,519	24,279	26,703
7/21	25,474	24,689	26,978
8/21	26,382	25,393	27,849
9/21	25,020	24,254	26,500
10/21	26,742	25,894	28,358
11/21	25,819	25,500	27,160
12/21	26,215	26,504	27,255
1/22	22,861	24,945	23,738
2/22	22,322	24,317	23,450
3/22	22,761	25,105	23,826
4/22	20,225	22,852	21,144
5/22	19,946	22,822	20,325
6/22	18,468	20,912	18,806
7/22	20,964	22,874	21,107
8/22	20,165	22,021	20,416
9/22	18,328	19,979	18,683
10/22	19,466	21,617	20,151
11/22	20,425	22,745	21,248
12/22	19,130	21,414	19,972
1/23	20,862	22,888	21,715
2/23	20,577	22,353	21,501
3/23	20,842	22,951	21,797
4/23	20,557	23,196	21,481
5/23	20,353	23,286	21,495
6/23	21,962	24,876	23,156
7/23	22,390	25,768	23,857
8/23	21,596	25,270	23,070
9/23	20,332	24,067	21,946
10/23	19,130	23,429	20,826
11/23	21,168	25,613	23,367
12/23	22,991	26,972	25,139
1/24	22,661	27,271	25,003
2/24	24,113	28,747	26,883
3/24	24,641	29,674	27,526
4/24	22,947	28,369	25,927
5/24	23,079	29,709	26,204
6/24	23,013	30,629	26,641
7/24	23,123	31,198	26,803
8/24	23,453	31,877	27,469
9/24	23,915	32,537	28,384
10/24	23,871	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	24.78%	8.73%	9.09%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 438,061,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 8,189,000
InvestmentCompanyPortfolioTurnover	54.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$438,061 Total Number of Portfolio Holdings329 Portfolio Turnover Rate 54.7% Total Advisory Fees Paid (amount in thousands)$8,189
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019482
Shareholder Report [Line Items]
Fund Name	MidCap Growth Fund III
Class Name	R-5
Trading Symbol	PPQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Growth Fund III (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. For the year, Robert W. Baird & Co. Incorporated's ("Baird") performance benefitted from an underweight to the energy sector, an overweight to the real estate sector, and an underweight to the materials sector. Eagle Asset Management's ("Eagle") performance was positively impacted by strong stock selection in the industrials and consumer staples sectors, as well as an overweight to the industrials sector. For the year, both Baird and Eagle underperformed the Russell Midcap Growth Index. Baird’s underperformance was due to poor stock selection in the information technology, consumer discretionary, and industrials sectors. Eagle’s underperformance was caused by poor stock selection in the consumer discretionary, health care, and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $24,149	Russell 3000 Index $32,298	Russell MidCap Growth Index $28,880
10/14	10,000	10,000	10,000
11/14	10,287	10,242	10,329
12/14	10,262	10,242	10,299
1/15	10,038	9,957	10,126
2/15	10,720	10,534	10,823
3/15	10,797	10,427	10,853
4/15	10,651	10,474	10,777
5/15	10,768	10,619	10,905
6/15	10,671	10,441	10,729
7/15	10,866	10,616	10,903
8/15	10,155	9,975	10,269
9/15	9,814	9,684	9,872
10/15	10,272	10,449	10,494
11/15	10,350	10,507	10,516
12/15	10,054	10,291	10,279
1/16	9,358	9,711	9,501
2/16	9,388	9,707	9,650
3/16	10,044	10,391	10,338
4/16	10,054	10,455	10,332
5/16	10,299	10,642	10,501
6/16	10,197	10,664	10,500
7/16	10,586	11,087	11,020
8/16	10,535	11,116	10,988
9/16	10,484	11,133	10,982
10/16	10,125	10,892	10,536
11/16	10,545	11,380	10,994
12/16	10,481	11,602	11,032
1/17	10,789	11,820	11,400
2/17	11,128	12,260	11,728
3/17	11,210	12,268	11,793
4/17	11,446	12,398	11,968
5/17	11,692	12,525	12,253
6/17	11,754	12,638	12,290
7/17	11,959	12,876	12,495
8/17	11,949	12,901	12,583
9/17	12,257	13,216	12,939
10/17	12,606	13,504	13,301
11/17	12,996	13,914	13,746
12/17	13,035	14,053	13,820
1/18	13,803	14,794	14,602
2/18	13,466	14,249	14,143
3/18	13,524	13,963	14,120
4/18	13,303	14,016	13,987
5/18	13,861	14,412	14,510
6/18	13,908	14,506	14,566
7/18	14,245	14,987	14,879
8/18	15,047	15,514	15,736
9/18	15,070	15,539	15,669
10/18	13,442	14,395	14,118
11/18	13,733	14,683	14,477
12/18	12,424	13,317	13,163
1/19	13,740	14,460	14,676
2/19	14,547	14,968	15,536
3/19	14,664	15,187	15,746
4/19	15,420	15,793	16,454
5/19	14,625	14,771	15,507
6/19	15,719	15,809	16,596
7/19	16,071	16,044	16,984
8/19	15,928	15,717	16,675
9/19	15,758	15,993	16,485
10/19	15,810	16,337	16,790
11/19	16,514	16,958	17,626
12/19	16,769	17,447	17,832
1/20	16,910	17,428	17,999
2/20	15,852	16,002	16,758
3/20	13,410	13,801	14,259
4/20	15,569	15,629	16,491
5/20	17,193	16,465	18,148
6/20	17,503	16,841	18,573
7/20	18,760	17,797	20,057
8/20	19,324	19,087	20,603
9/20	19,268	18,392	20,314
10/20	19,268	17,995	20,339
11/20	21,498	20,184	23,071
12/20	22,831	21,092	24,178
1/21	22,385	20,998	24,097
2/21	22,950	21,654	24,509
3/21	22,786	22,431	24,041
4/21	24,079	23,587	25,392
5/21	23,633	23,695	25,004
6/21	24,717	24,279	26,703
7/21	25,683	24,689	26,978
8/21	26,589	25,393	27,849
9/21	25,222	24,254	26,500
10/21	26,960	25,894	28,358
11/21	26,039	25,500	27,160
12/21	26,429	26,504	27,255
1/22	23,055	24,945	23,738
2/22	22,515	24,317	23,450
3/22	22,962	25,105	23,826
4/22	20,409	22,852	21,144
5/22	20,129	22,822	20,325
6/22	18,638	20,912	18,806
7/22	21,154	22,874	21,107
8/22	20,353	22,021	20,416
9/22	18,508	19,979	18,683
10/22	19,645	21,617	20,151
11/22	20,614	22,745	21,248
12/22	19,312	21,414	19,972
1/23	21,059	22,888	21,715
2/23	20,774	22,353	21,501
3/23	21,040	22,951	21,797
4/23	20,774	23,196	21,481
5/23	20,547	23,286	21,495
6/23	22,180	24,876	23,156
7/23	22,616	25,768	23,857
8/23	21,819	25,270	23,070
9/23	20,547	24,067	21,946
10/23	19,331	23,429	20,826
11/23	21,401	25,613	23,367
12/23	23,232	26,972	25,139
1/24	22,906	27,271	25,003
2/24	24,374	28,747	26,883
3/24	24,903	29,674	27,526
4/24	23,212	28,369	25,927
5/24	23,355	29,709	26,204
6/24	23,294	30,629	26,641
7/24	23,395	31,198	26,803
8/24	23,742	31,877	27,469
9/24	24,190	32,537	28,384
10/24	24,149	32,298	28,880

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	24.92%	8.84%	9.22%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 438,061,000
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 8,189,000
InvestmentCompanyPortfolioTurnover	54.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$438,061 Total Number of Portfolio Holdings329 Portfolio Turnover Rate 54.7% Total Advisory Fees Paid (amount in thousands)$8,189
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.02%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	0.29%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019348
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	Class J
Trading Symbol	PMFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$42	0.36%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $24,524	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,179	10,252	10,185
12/14	10,257	10,246	10,269
1/15	10,138	9,952	10,154
2/15	10,652	10,519	10,674
3/15	10,787	10,388	10,815
4/15	10,619	10,456	10,653
5/15	10,808	10,596	10,843
6/15	10,657	10,406	10,700
7/15	10,668	10,598	10,714
8/15	10,068	9,965	10,117
9/15	9,739	9,709	9,791
10/15	10,284	10,500	10,342
11/15	10,419	10,547	10,482
12/15	9,982	10,349	10,046
1/16	9,410	9,826	9,474
2/16	9,539	9,828	9,608
3/16	10,344	10,511	10,426
4/16	10,466	10,561	10,553
5/16	10,705	10,754	10,797
6/16	10,740	10,785	10,842
7/16	11,196	11,192	11,307
8/16	11,248	11,214	11,364
9/16	11,172	11,213	11,291
10/16	10,863	10,993	10,989
11/16	11,726	11,464	11,869
12/16	11,980	11,698	12,129
1/17	12,179	11,909	12,332
2/17	12,495	12,360	12,656
3/17	12,433	12,369	12,607
4/17	12,539	12,494	12,712
5/17	12,470	12,638	12,650
6/17	12,669	12,735	12,855
7/17	12,774	12,983	12,968
8/17	12,576	12,994	12,769
9/17	13,059	13,301	13,269
10/17	13,351	13,605	13,569
11/17	13,841	14,030	14,068
12/17	13,867	14,170	14,099
1/18	14,253	14,939	14,504
2/18	13,621	14,380	13,861
3/18	13,741	14,067	13,990
4/18	13,701	14,118	13,954
5/18	14,260	14,492	14,530
6/18	14,319	14,582	14,591
7/18	14,565	15,102	14,848
8/18	15,028	15,601	15,323
9/18	14,855	15,654	15,155
10/18	13,430	14,538	13,708
11/18	13,849	14,842	14,136
12/18	12,273	13,467	12,536
1/19	13,558	14,577	13,848
2/19	14,130	15,060	14,435
3/19	14,048	15,304	14,353
4/19	14,605	15,923	14,930
5/19	13,439	14,884	13,740
6/19	14,456	15,940	14,790
7/19	14,627	16,165	14,966
8/19	14,011	15,870	14,338
9/19	14,434	16,185	14,777
10/19	14,590	16,523	14,944
11/19	15,020	17,114	15,389
12/19	15,433	17,628	15,821
1/20	15,023	17,575	15,408
2/20	13,595	16,108	13,945
3/20	10,843	14,001	11,122
4/20	12,373	15,806	12,699
5/20	13,288	16,580	13,628
6/20	13,446	16,909	13,799
7/20	14,061	17,847	14,436
8/20	14,550	19,080	14,943
9/20	14,076	18,357	14,458
10/20	14,376	17,938	14,772
11/20	16,426	19,966	16,881
12/20	17,487	20,787	17,982
1/21	17,733	20,647	18,252
2/21	18,936	21,293	19,494
3/21	19,809	22,224	20,404
4/21	20,699	23,378	21,323
5/21	20,732	23,543	21,365
6/21	20,512	24,032	21,146
7/21	20,580	24,544	21,219
8/21	20,970	25,268	21,632
9/21	20,131	24,117	20,773
10/21	21,309	25,769	21,996
11/21	20,673	25,547	21,350
12/21	21,715	26,700	22,434
1/22	20,143	25,274	20,817
2/22	20,365	24,602	21,049
3/22	20,642	25,462	21,340
4/22	19,162	23,270	19,823
5/22	19,301	23,329	19,972
6/22	17,442	21,384	18,050
7/22	19,320	23,379	20,009
8/22	18,718	22,437	19,388
9/22	16,998	20,367	17,606
10/22	18,783	22,066	19,458
11/22	19,911	23,298	20,648
12/22	18,807	21,953	19,504
1/23	20,540	23,388	21,304
2/23	20,161	22,833	20,918
3/23	19,514	23,525	20,247
4/23	19,355	23,835	20,088
5/23	18,728	23,879	19,447
6/23	20,440	25,498	21,229
7/23	21,277	26,345	22,105
8/23	20,649	25,889	21,465
9/23	19,564	24,641	20,337
10/23	18,519	24,054	19,251
11/23	20,082	26,238	20,889
12/23	21,828	27,544	22,710
1/24	21,445	27,912	22,321
2/24	22,706	29,397	23,647
3/24	23,976	30,383	24,970
4/24	22,520	29,097	23,467
5/24	23,501	30,531	24,497
6/24	23,129	31,496	24,110
7/24	24,462	32,029	25,510
8/24	24,431	32,728	25,490
9/24	24,710	33,399	25,784
10/24	24,524	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	32.43%	10.94%	9.39%
Class J Shares Including Sales Charge	31.43%	10.94%	9.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019343
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	Institutional
Trading Symbol	MPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $25,009	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,180	10,252	10,185
12/14	10,262	10,246	10,269
1/15	10,145	9,952	10,154
2/15	10,664	10,519	10,674
3/15	10,802	10,388	10,815
4/15	10,637	10,456	10,653
5/15	10,828	10,596	10,843
6/15	10,680	10,406	10,700
7/15	10,696	10,598	10,714
8/15	10,098	9,965	10,117
9/15	9,770	9,709	9,791
10/15	10,320	10,500	10,342
11/15	10,458	10,547	10,482
12/15	10,019	10,349	10,046
1/16	9,446	9,826	9,474
2/16	9,578	9,828	9,608
3/16	10,391	10,511	10,426
4/16	10,517	10,561	10,553
5/16	10,757	10,754	10,797
6/16	10,797	10,785	10,842
7/16	11,255	11,192	11,307
8/16	11,313	11,214	11,364
9/16	11,238	11,213	11,291
10/16	10,935	10,993	10,989
11/16	11,805	11,464	11,869
12/16	12,064	11,698	12,129
1/17	12,259	11,909	12,332
2/17	12,582	12,360	12,656
3/17	12,527	12,369	12,607
4/17	12,631	12,494	12,712
5/17	12,564	12,638	12,650
6/17	12,765	12,735	12,855
7/17	12,874	12,983	12,968
8/17	12,673	12,994	12,769
9/17	13,167	13,301	13,269
10/17	13,465	13,605	13,569
11/17	13,958	14,030	14,068
12/17	13,990	14,170	14,099
1/18	14,382	14,939	14,504
2/18	13,742	14,380	13,861
3/18	13,866	14,067	13,990
4/18	13,826	14,118	13,954
5/18	14,395	14,492	14,530
6/18	14,453	14,582	14,591
7/18	14,708	15,102	14,848
8/18	15,175	15,601	15,323
9/18	15,005	15,654	15,155
10/18	13,573	14,538	13,708
11/18	13,992	14,842	14,136
12/18	12,405	13,467	12,536
1/19	13,702	14,577	13,848
2/19	14,285	15,060	14,435
3/19	14,197	15,304	14,353
4/19	14,766	15,923	14,930
5/19	13,593	14,884	13,740
6/19	14,627	15,940	14,790
7/19	14,802	16,165	14,966
8/19	14,176	15,870	14,338
9/19	14,613	16,185	14,777
10/19	14,773	16,523	14,944
11/19	15,210	17,114	15,389
12/19	15,634	17,628	15,821
1/20	15,216	17,575	15,408
2/20	13,769	16,108	13,945
3/20	10,977	14,001	11,122
4/20	12,532	15,806	12,699
5/20	13,460	16,580	13,628
6/20	13,622	16,909	13,799
7/20	14,249	17,847	14,436
8/20	14,744	19,080	14,943
9/20	14,264	18,357	14,458
10/20	14,574	17,938	14,772
11/20	16,655	19,966	16,881
12/20	17,733	20,787	17,982
1/21	17,991	20,647	18,252
2/21	19,211	21,293	19,494
3/21	20,100	22,224	20,404
4/21	20,996	23,378	21,323
5/21	21,038	23,543	21,365
6/21	20,822	24,032	21,146
7/21	20,888	24,544	21,219
8/21	21,287	25,268	21,632
9/21	20,440	24,117	20,773
10/21	21,635	25,769	21,996
11/21	20,996	25,547	21,350
12/21	22,056	26,700	22,434
1/22	20,464	25,274	20,817
2/22	20,690	24,602	21,049
3/22	20,970	25,462	21,340
4/22	19,478	23,270	19,823
5/22	19,613	23,329	19,972
6/22	17,732	21,384	18,050
7/22	19,650	23,379	20,009
8/22	19,034	22,437	19,388
9/22	17,288	20,367	17,606
10/22	19,098	22,066	19,458
11/22	20,256	23,298	20,648
12/22	19,140	21,953	19,504
1/23	20,901	23,388	21,304
2/23	20,522	22,833	20,918
3/23	19,860	23,525	20,247
4/23	19,705	23,835	20,088
5/23	19,072	23,879	19,447
6/23	20,813	25,498	21,229
7/23	21,659	26,345	22,105
8/23	21,037	25,889	21,465
9/23	19,928	24,641	20,337
10/23	18,858	24,054	19,251
11/23	20,463	26,238	20,889
12/23	22,234	27,544	22,710
1/24	21,851	27,912	22,321
2/24	23,142	29,397	23,647
3/24	24,434	30,383	24,970
4/24	22,961	29,097	23,467
5/24	23,959	30,531	24,497
6/24	23,576	31,496	24,110
7/24	24,938	32,029	25,510
8/24	24,918	32,728	25,490
9/24	25,190	33,399	25,784
10/24	25,009	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	32.61%	11.10%	9.60%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019342
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-1
Trading Symbol	PMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$120	1.04%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $23,062	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,172	10,252	10,185
12/14	10,246	10,246	10,269
1/15	10,124	9,952	10,154
2/15	10,635	10,519	10,674
3/15	10,762	10,388	10,815
4/15	10,597	10,456	10,653
5/15	10,773	10,596	10,843
6/15	10,624	10,406	10,700
7/15	10,629	10,598	10,714
8/15	10,023	9,965	10,117
9/15	9,693	9,709	9,791
10/15	10,230	10,500	10,342
11/15	10,363	10,547	10,482
12/15	9,920	10,349	10,046
1/16	9,349	9,826	9,474
2/16	9,475	9,828	9,608
3/16	10,268	10,511	10,426
4/16	10,382	10,561	10,553
5/16	10,616	10,754	10,797
6/16	10,645	10,785	10,842
7/16	11,090	11,192	11,307
8/16	11,136	11,214	11,364
9/16	11,056	11,213	11,291
10/16	10,753	10,993	10,989
11/16	11,604	11,464	11,869
12/16	11,848	11,698	12,129
1/17	12,034	11,909	12,332
2/17	12,335	12,360	12,656
3/17	12,275	12,369	12,607
4/17	12,372	12,494	12,712
5/17	12,293	12,638	12,650
6/17	12,486	12,735	12,855
7/17	12,582	12,983	12,968
8/17	12,378	12,994	12,769
9/17	12,853	13,301	13,269
10/17	13,130	13,605	13,569
11/17	13,606	14,030	14,068
12/17	13,624	14,170	14,099
1/18	13,996	14,939	14,504
2/18	13,368	14,380	13,861
3/18	13,477	14,067	13,990
4/18	13,432	14,118	13,954
5/18	13,971	14,492	14,530
6/18	14,022	14,582	14,591
7/18	14,253	15,102	14,848
8/18	14,699	15,601	15,323
9/18	14,525	15,654	15,155
10/18	13,126	14,538	13,708
11/18	13,524	14,842	14,136
12/18	11,985	13,467	12,536
1/19	13,225	14,577	13,848
2/19	13,778	15,060	14,435
3/19	13,686	15,304	14,353
4/19	14,225	15,923	14,930
5/19	13,084	14,884	13,740
6/19	14,069	15,940	14,790
7/19	14,232	16,165	14,966
8/19	13,622	15,870	14,338
9/19	14,026	16,185	14,777
10/19	14,168	16,523	14,944
11/19	14,579	17,114	15,389
12/19	14,978	17,628	15,821
1/20	14,568	17,575	15,408
2/20	13,174	16,108	13,945
3/20	10,499	14,001	11,122
4/20	11,982	15,806	12,699
5/20	12,861	16,580	13,628
6/20	13,011	16,909	13,799
7/20	13,592	17,847	14,436
8/20	14,061	19,080	14,943
9/20	13,592	18,357	14,458
10/20	13,875	17,938	14,772
11/20	15,842	19,966	16,881
12/20	16,859	20,787	17,982
1/21	17,090	20,647	18,252
2/21	18,234	21,293	19,494
3/21	19,068	22,224	20,404
4/21	19,910	23,378	21,323
5/21	19,934	23,543	21,365
6/21	19,712	24,032	21,146
7/21	19,759	24,544	21,219
8/21	20,133	25,268	21,632
9/21	19,314	24,117	20,773
10/21	20,435	25,769	21,996
11/21	19,815	25,547	21,350
12/21	20,797	26,700	22,434
1/22	19,284	25,274	20,817
2/22	19,482	24,602	21,049
3/22	19,740	25,462	21,340
4/22	18,321	23,270	19,823
5/22	18,441	23,329	19,972
6/22	16,653	21,384	18,050
7/22	18,441	23,379	20,009
8/22	17,857	22,437	19,388
9/22	16,206	20,367	17,606
10/22	17,891	22,066	19,458
11/22	18,966	23,298	20,648
12/22	17,900	21,953	19,504
1/23	19,533	23,388	21,304
2/23	19,166	22,833	20,918
3/23	18,542	23,525	20,247
4/23	18,377	23,835	20,088
5/23	17,780	23,879	19,447
6/23	19,395	25,498	21,229
7/23	20,175	26,345	22,105
8/23	19,569	25,889	21,465
9/23	18,533	24,641	20,337
10/23	17,523	24,054	19,251
11/23	19,001	26,238	20,889
12/23	20,642	27,544	22,710
1/24	20,264	27,912	22,321
2/24	21,455	29,397	23,647
3/24	22,637	30,383	24,970
4/24	21,247	29,097	23,467
5/24	22,164	30,531	24,497
6/24	21,796	31,496	24,110
7/24	23,043	32,029	25,510
8/24	22,996	32,728	25,490
9/24	23,242	33,399	25,784
10/24	23,062	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	31.61%	10.23%	8.72%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019345
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-3
Trading Symbol	PMFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$85	0.73%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $23,785	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,178	10,252	10,185
12/14	10,253	10,246	10,269
1/15	10,134	9,952	10,154
2/15	10,649	10,519	10,674
3/15	10,779	10,388	10,815
4/15	10,613	10,456	10,653
5/15	10,795	10,596	10,843
6/15	10,649	10,406	10,700
7/15	10,654	10,598	10,714
8/15	10,055	9,965	10,117
9/15	9,722	9,709	9,791
10/15	10,264	10,500	10,342
11/15	10,399	10,547	10,482
12/15	9,958	10,349	10,046
1/16	9,387	9,826	9,474
2/16	9,516	9,828	9,608
3/16	10,316	10,511	10,426
4/16	10,433	10,561	10,553
5/16	10,668	10,754	10,797
6/16	10,702	10,785	10,842
7/16	11,155	11,192	11,307
8/16	11,205	11,214	11,364
9/16	11,127	11,213	11,291
10/16	10,819	10,993	10,989
11/16	11,681	11,464	11,869
12/16	11,929	11,698	12,129
1/17	12,118	11,909	12,332
2/17	12,432	12,360	12,656
3/17	12,367	12,369	12,607
4/17	12,467	12,494	12,712
5/17	12,396	12,638	12,650
6/17	12,591	12,735	12,855
7/17	12,692	12,983	12,968
8/17	12,491	12,994	12,769
9/17	12,970	13,301	13,269
10/17	13,254	13,605	13,569
11/17	13,739	14,030	14,068
12/17	13,758	14,170	14,099
1/18	14,143	14,939	14,504
2/18	13,506	14,380	13,861
3/18	13,626	14,067	13,990
4/18	13,582	14,118	13,954
5/18	14,130	14,492	14,530
6/18	14,181	14,582	14,591
7/18	14,421	15,102	14,848
8/18	14,878	15,601	15,323
9/18	14,701	15,654	15,155
10/18	13,293	14,538	13,708
11/18	13,697	14,842	14,136
12/18	12,143	13,467	12,536
1/19	13,407	14,577	13,848
2/19	13,965	15,060	14,435
3/19	13,881	15,304	14,353
4/19	14,425	15,923	14,930
5/19	13,274	14,884	13,740
6/19	14,279	15,940	14,790
7/19	14,439	16,165	14,966
8/19	13,825	15,870	14,338
9/19	14,244	16,185	14,777
10/19	14,398	16,523	14,944
11/19	14,816	17,114	15,389
12/19	15,217	17,628	15,821
1/20	14,812	17,575	15,408
2/20	13,398	16,108	13,945
3/20	10,680	14,001	11,122
4/20	12,190	15,806	12,699
5/20	13,081	16,580	13,628
6/20	13,243	16,909	13,799
7/20	13,840	17,847	14,436
8/20	14,318	19,080	14,943
9/20	13,847	18,357	14,458
10/20	14,134	17,938	14,772
11/20	16,145	19,966	16,881
12/20	17,185	20,787	17,982
1/21	17,428	20,647	18,252
2/21	18,599	21,293	19,494
3/21	19,455	22,224	20,404
4/21	20,320	23,378	21,323
5/21	20,343	23,543	21,365
6/21	20,123	24,032	21,146
7/21	20,186	24,544	21,219
8/21	20,563	25,268	21,632
9/21	19,738	24,117	20,773
10/21	20,878	25,769	21,996
11/21	20,257	25,547	21,350
12/21	21,266	26,700	22,434
1/22	19,727	25,274	20,817
2/22	19,931	24,602	21,049
3/22	20,195	25,462	21,340
4/22	18,749	23,270	19,823
5/22	18,877	23,329	19,972
6/22	17,057	21,384	18,050
7/22	18,894	23,379	20,009
8/22	18,298	22,437	19,388
9/22	16,606	20,367	17,606
10/22	18,341	22,066	19,458
11/22	19,446	23,298	20,648
12/22	18,366	21,953	19,504
1/23	20,045	23,388	21,304
2/23	19,673	22,833	20,918
3/23	19,028	23,525	20,247
4/23	18,874	23,835	20,088
5/23	18,257	23,879	19,447
6/23	19,918	25,498	21,229
7/23	20,726	26,345	22,105
8/23	20,118	25,889	21,465
9/23	19,047	24,641	20,337
10/23	18,030	24,054	19,251
11/23	19,546	26,238	20,889
12/23	21,238	27,544	22,710
1/24	20,864	27,912	22,321
2/24	22,081	29,397	23,647
3/24	23,308	30,383	24,970
4/24	21,894	29,097	23,467
5/24	22,839	30,531	24,497
6/24	22,465	31,496	24,110
7/24	23,748	32,029	25,510
8/24	23,720	32,728	25,490
9/24	23,972	33,399	25,784
10/24	23,785	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	31.92%	10.56%	9.05%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019347
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-4
Trading Symbol	PMFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $24,241	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,182	10,252	10,185
12/14	10,260	10,246	10,269
1/15	10,140	9,952	10,154
2/15	10,655	10,519	10,674
3/15	10,791	10,388	10,815
4/15	10,624	10,456	10,653
5/15	10,812	10,596	10,843
6/15	10,661	10,406	10,700
7/15	10,671	10,598	10,714
8/15	10,073	9,965	10,117
9/15	9,740	9,709	9,791
10/15	10,286	10,500	10,342
11/15	10,421	10,547	10,482
12/15	9,980	10,349	10,046
1/16	9,409	9,826	9,474
2/16	9,538	9,828	9,608
3/16	10,345	10,511	10,426
4/16	10,468	10,561	10,553
5/16	10,703	10,754	10,797
6/16	10,737	10,785	10,842
7/16	11,196	11,192	11,307
8/16	11,246	11,214	11,364
9/16	11,168	11,213	11,291
10/16	10,865	10,993	10,989
11/16	11,728	11,464	11,869
12/16	11,973	11,698	12,129
1/17	12,169	11,909	12,332
2/17	12,483	12,360	12,656
3/17	12,424	12,369	12,607
4/17	12,525	12,494	12,712
5/17	12,459	12,638	12,650
6/17	12,655	12,735	12,855
7/17	12,762	12,983	12,968
8/17	12,554	12,994	12,769
9/17	13,040	13,301	13,269
10/17	13,331	13,605	13,569
11/17	13,823	14,030	14,068
12/17	13,842	14,170	14,099
1/18	14,228	14,939	14,504
2/18	13,595	14,380	13,861
3/18	13,715	14,067	13,990
4/18	13,671	14,118	13,954
5/18	14,228	14,492	14,530
6/18	14,278	14,582	14,591
7/18	14,525	15,102	14,848
8/18	14,984	15,601	15,323
9/18	14,813	15,654	15,155
10/18	13,394	14,538	13,708
11/18	13,806	14,842	14,136
12/18	12,235	13,467	12,536
1/19	13,518	14,577	13,848
2/19	14,079	15,060	14,435
3/19	13,995	15,304	14,353
4/19	14,549	15,923	14,930
5/19	13,385	14,884	13,740
6/19	14,402	15,940	14,790
7/19	14,570	16,165	14,966
8/19	13,960	15,870	14,338
9/19	14,381	16,185	14,777
10/19	14,535	16,523	14,944
11/19	14,956	17,114	15,389
12/19	15,367	17,628	15,821
1/20	14,959	17,575	15,408
2/20	13,536	16,108	13,945
3/20	10,793	14,001	11,122
4/20	12,320	15,806	12,699
5/20	13,225	16,580	13,628
6/20	13,380	16,909	13,799
7/20	13,996	17,847	14,436
8/20	14,477	19,080	14,943
9/20	14,003	18,357	14,458
10/20	14,300	17,938	14,772
11/20	16,331	19,966	16,881
12/20	17,391	20,787	17,982
1/21	17,636	20,647	18,252
2/21	18,824	21,293	19,494
3/21	19,695	22,224	20,404
4/21	20,566	23,378	21,323
5/21	20,606	23,543	21,365
6/21	20,384	24,032	21,146
7/21	20,440	24,544	21,219
8/21	20,836	25,268	21,632
9/21	19,996	24,117	20,773
10/21	21,160	25,769	21,996
11/21	20,527	25,547	21,350
12/21	21,565	26,700	22,434
1/22	19,995	25,274	20,817
2/22	20,209	24,602	21,049
3/22	20,484	25,462	21,340
4/22	19,025	23,270	19,823
5/22	19,154	23,329	19,972
6/22	17,309	21,384	18,050
7/22	19,171	23,379	20,009
8/22	18,570	22,437	19,388
9/22	16,862	20,367	17,606
10/22	18,622	22,066	19,458
11/22	19,746	23,298	20,648
12/22	18,646	21,953	19,504
1/23	20,362	23,388	21,304
2/23	19,986	22,833	20,918
3/23	19,334	23,525	20,247
4/23	19,178	23,835	20,088
5/23	18,564	23,879	19,447
6/23	20,252	25,498	21,229
7/23	21,078	26,345	22,105
8/23	20,454	25,889	21,465
9/23	19,371	24,641	20,337
10/23	18,334	24,054	19,251
11/23	19,885	26,238	20,889
12/23	21,605	27,544	22,710
1/24	21,226	27,912	22,321
2/24	22,478	29,397	23,647
3/24	23,729	30,383	24,970
4/24	22,288	29,097	23,467
5/24	23,255	30,531	24,497
6/24	22,876	31,496	24,110
7/24	24,194	32,029	25,510
8/24	24,165	32,728	25,490
9/24	24,431	33,399	25,784
10/24	24,241	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	32.22%	10.77%	9.26%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019346
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-5
Trading Symbol	PMFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$49	0.42%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $24,545	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,181	10,252	10,185
12/14	10,266	10,246	10,269
1/15	10,147	9,952	10,154
2/15	10,659	10,519	10,674
3/15	10,798	10,388	10,815
4/15	10,633	10,456	10,653
5/15	10,819	10,596	10,843
6/15	10,669	10,406	10,700
7/15	10,679	10,598	10,714
8/15	10,080	9,965	10,117
9/15	9,754	9,709	9,791
10/15	10,302	10,500	10,342
11/15	10,436	10,547	10,482
12/15	9,999	10,349	10,046
1/16	9,426	9,826	9,474
2/16	9,554	9,828	9,608
3/16	10,361	10,511	10,426
4/16	10,484	10,561	10,553
5/16	10,723	10,754	10,797
6/16	10,762	10,785	10,842
7/16	11,219	11,192	11,307
8/16	11,269	11,214	11,364
9/16	11,196	11,213	11,291
10/16	10,890	10,993	10,989
11/16	11,759	11,464	11,869
12/16	12,011	11,698	12,129
1/17	12,206	11,909	12,332
2/17	12,524	12,360	12,656
3/17	12,465	12,369	12,607
4/17	12,566	12,494	12,712
5/17	12,501	12,638	12,650
6/17	12,696	12,735	12,855
7/17	12,802	12,983	12,968
8/17	12,601	12,994	12,769
9/17	13,091	13,301	13,269
10/17	13,380	13,605	13,569
11/17	13,876	14,030	14,068
12/17	13,898	14,170	14,099
1/18	14,289	14,939	14,504
2/18	13,652	14,380	13,861
3/18	13,772	14,067	13,990
4/18	13,728	14,118	13,954
5/18	14,295	14,492	14,530
6/18	14,346	14,582	14,591
7/18	14,598	15,102	14,848
8/18	15,055	15,601	15,323
9/18	14,885	15,654	15,155
10/18	13,458	14,538	13,708
11/18	13,875	14,842	14,136
12/18	12,299	13,467	12,536
1/19	13,585	14,577	13,848
2/19	14,159	15,060	14,435
3/19	14,075	15,304	14,353
4/19	14,634	15,923	14,930
5/19	13,467	14,884	13,740
6/19	14,487	15,940	14,790
7/19	14,662	16,165	14,966
8/19	14,040	15,870	14,338
9/19	14,466	16,185	14,777
10/19	14,620	16,523	14,944
11/19	15,054	17,114	15,389
12/19	15,471	17,628	15,821
1/20	15,057	17,575	15,408
2/20	13,622	16,108	13,945
3/20	10,864	14,001	11,122
4/20	12,402	15,806	12,699
5/20	13,312	16,580	13,628
6/20	13,474	16,909	13,799
7/20	14,096	17,847	14,436
8/20	14,584	19,080	14,943
9/20	14,103	18,357	14,458
10/20	14,406	17,938	14,772
11/20	16,455	19,966	16,881
12/20	17,524	20,787	17,982
1/21	17,769	20,647	18,252
2/21	18,970	21,293	19,494
3/21	19,847	22,224	20,404
4/21	20,733	23,378	21,323
5/21	20,772	23,543	21,365
6/21	20,551	24,032	21,146
7/21	20,614	24,544	21,219
8/21	21,009	25,268	21,632
9/21	20,164	24,117	20,773
10/21	21,341	25,769	21,996
11/21	20,709	25,547	21,350
12/21	21,755	26,700	22,434
1/22	20,179	25,274	20,817
2/22	20,393	24,602	21,049
3/22	20,676	25,462	21,340
4/22	19,193	23,270	19,823
5/22	19,330	23,329	19,972
6/22	17,471	21,384	18,050
7/22	19,356	23,379	20,009
8/22	18,748	22,437	19,388
9/22	17,026	20,367	17,606
10/22	18,808	22,066	19,458
11/22	19,947	23,298	20,648
12/22	18,838	21,953	19,504
1/23	20,562	23,388	21,304
2/23	20,186	22,833	20,918
3/23	19,535	23,525	20,247
4/23	19,379	23,835	20,088
5/23	18,756	23,879	19,447
6/23	20,470	25,498	21,229
7/23	21,304	26,345	22,105
8/23	20,681	25,889	21,465
9/23	19,590	24,641	20,337
10/23	18,536	24,054	19,251
11/23	20,113	26,238	20,889
12/23	21,853	27,544	22,710
1/24	21,465	27,912	22,321
2/24	22,735	29,397	23,647
3/24	24,005	30,383	24,970
4/24	22,545	29,097	23,467
5/24	23,531	30,531	24,497
6/24	23,152	31,496	24,110
7/24	24,479	32,029	25,510
8/24	24,450	32,728	25,490
9/24	24,725	33,399	25,784
10/24	24,545	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	32.42%	10.92%	9.39%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000175483
Shareholder Report [Line Items]
Fund Name	MidCap S&P 400 Index Fund
Class Name	R-6
Trading Symbol	PMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap S&P 400 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and information technology performing the best. The energy and communication services sectors recorded the worst returns during the year. Super Micro Computer, Vistra, and Emcor Group contributed to Fund performance. Wolfspeed, Flagstar Financial, and Capri Holdings detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $24,859	S&P 1500 Index TR $33,085	S&P MidCap 400 Index $25,602
10/14	10,000	10,000	10,000
11/14	10,178	10,252	10,185
12/14	10,253	10,246	10,269
1/15	10,134	9,952	10,154
2/15	10,649	10,519	10,674
3/15	10,779	10,388	10,815
4/15	10,613	10,456	10,653
5/15	10,795	10,596	10,843
6/15	10,649	10,406	10,700
7/15	10,654	10,598	10,714
8/15	10,055	9,965	10,117
9/15	9,722	9,709	9,791
10/15	10,264	10,500	10,342
11/15	10,399	10,547	10,482
12/15	9,958	10,349	10,046
1/16	9,387	9,826	9,474
2/16	9,516	9,828	9,608
3/16	10,316	10,511	10,426
4/16	10,433	10,561	10,553
5/16	10,668	10,754	10,797
6/16	10,702	10,785	10,842
7/16	11,155	11,192	11,307
8/16	11,205	11,214	11,364
9/16	11,127	11,213	11,291
10/16	10,819	10,993	10,989
11/16	11,681	11,464	11,869
12/16	11,935	11,698	12,129
1/17	12,128	11,909	12,332
2/17	12,447	12,360	12,656
3/17	12,387	12,369	12,607
4/17	12,490	12,494	12,712
5/17	12,429	12,638	12,650
6/17	12,628	12,735	12,855
7/17	12,737	12,983	12,968
8/17	12,538	12,994	12,769
9/17	13,026	13,301	13,269
10/17	13,315	13,605	13,569
11/17	13,810	14,030	14,068
12/17	13,841	14,170	14,099
1/18	14,229	14,939	14,504
2/18	13,595	14,380	13,861
3/18	13,718	14,067	13,990
4/18	13,686	14,118	13,954
5/18	14,248	14,492	14,530
6/18	14,300	14,582	14,591
7/18	14,552	15,102	14,848
8/18	15,015	15,601	15,323
9/18	14,847	15,654	15,155
10/18	13,429	14,538	13,708
11/18	13,849	14,842	14,136
12/18	12,276	13,467	12,536
1/19	13,568	14,577	13,848
2/19	14,138	15,060	14,435
3/19	14,059	15,304	14,353
4/19	14,615	15,923	14,930
5/19	13,453	14,884	13,740
6/19	14,478	15,940	14,790
7/19	14,651	16,165	14,966
8/19	14,037	15,870	14,338
9/19	14,463	16,185	14,777
10/19	14,629	16,523	14,944
11/19	15,062	17,114	15,389
12/19	15,477	17,628	15,821
1/20	15,071	17,575	15,408
2/20	13,637	16,108	13,945
3/20	10,876	14,001	11,122
4/20	12,417	15,806	12,699
5/20	13,338	16,580	13,628
6/20	13,506	16,909	13,799
7/20	14,120	17,847	14,436
8/20	14,618	19,080	14,943
9/20	14,143	18,357	14,458
10/20	14,442	17,938	14,772
11/20	16,505	19,966	16,881
12/20	17,578	20,787	17,982
1/21	17,833	20,647	18,252
2/21	19,044	21,293	19,494
3/21	19,925	22,224	20,404
4/21	20,815	23,378	21,323
5/21	20,856	23,543	21,365
6/21	20,642	24,032	21,146
7/21	20,708	24,544	21,219
8/21	21,111	25,268	21,632
9/21	20,271	24,117	20,773
10/21	21,457	25,769	21,996
11/21	20,823	25,547	21,350
12/21	21,880	26,700	22,434
1/22	20,299	25,274	20,817
2/22	20,523	24,602	21,049
3/22	20,802	25,462	21,340
4/22	19,320	23,270	19,823
5/22	19,464	23,329	19,972
6/22	17,595	21,384	18,050
7/22	19,490	23,379	20,009
8/22	18,889	22,437	19,388
9/22	17,155	20,367	17,606
10/22	18,961	22,066	19,458
11/22	20,110	23,298	20,648
12/22	18,989	21,953	19,504
1/23	20,738	23,388	21,304
2/23	20,371	22,833	20,918
3/23	19,714	23,525	20,247
4/23	19,559	23,835	20,088
5/23	18,931	23,879	19,447
6/23	20,670	25,498	21,229
7/23	21,511	26,345	22,105
8/23	20,893	25,889	21,465
9/23	19,791	24,641	20,337
10/23	18,738	24,054	19,251
11/23	20,322	26,238	20,889
12/23	22,090	27,544	22,710
1/24	21,709	27,912	22,321
2/24	22,993	29,397	23,647
3/24	24,277	30,383	24,970
4/24	22,813	29,097	23,467
5/24	23,816	30,531	24,497
6/24	23,435	31,496	24,110
7/24	24,789	32,029	25,510
8/24	24,769	32,728	25,490
9/24	25,050	33,399	25,784
10/24	24,859	33,085	25,602

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	32.67%	11.19%	9.53%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P MidCap 400 Index	32.99%	11.37%	9.86%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,273,220,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,086,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,273,220 Total Number of Portfolio Holdings405 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$2,086
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	1.69%
Other Assets and LiabilitiesFootnote Reference*	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000210674
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Class A
Trading Symbol	PCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $21,550	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	9,450	10,000	10,000
11/14	9,706	10,242	10,178
12/14	9,779	10,242	10,254
1/15	9,553	9,957	10,108
2/15	9,985	10,534	10,522
3/15	9,990	10,427	10,503
4/15	9,902	10,474	10,383
5/15	10,057	10,619	10,567
6/15	9,772	10,441	10,296
7/15	9,744	10,616	10,282
8/15	9,249	9,975	9,796
9/15	8,872	9,684	9,469
10/15	9,369	10,449	10,047
11/15	9,387	10,507	10,076
12/15	9,055	10,291	9,764
1/16	8,446	9,711	9,225
2/16	8,430	9,707	9,289
3/16	9,173	10,391	10,147
4/16	9,295	10,455	10,365
5/16	9,490	10,642	10,534
6/16	9,488	10,664	10,630
7/16	9,771	11,087	11,081
8/16	9,857	11,116	11,057
9/16	9,891	11,133	11,103
10/16	9,597	10,892	10,834
11/16	10,288	11,380	11,512
12/16	10,409	11,602	11,717
1/17	10,599	11,820	11,914
2/17	10,901	12,260	12,247
3/17	10,861	12,268	12,157
4/17	10,836	12,398	12,180
5/17	10,782	12,525	12,142
6/17	10,875	12,638	12,323
7/17	11,065	12,876	12,487
8/17	10,936	12,901	12,253
9/17	11,266	13,216	12,587
10/17	11,433	13,504	12,689
11/17	11,792	13,914	13,118
12/17	11,896	14,053	13,280
1/18	12,225	14,794	13,585
2/18	11,725	14,249	12,916
3/18	11,675	13,963	12,948
4/18	11,704	14,016	13,012
5/18	11,827	14,412	13,153
6/18	11,950	14,506	13,259
7/18	12,357	14,987	13,620
8/18	12,527	15,514	13,805
9/18	12,461	15,539	13,696
10/18	11,513	14,395	12,710
11/18	11,747	14,683	13,014
12/18	10,568	13,317	11,648
1/19	11,563	14,460	12,847
2/19	11,979	14,968	13,256
3/19	11,993	15,187	13,322
4/19	12,465	15,793	13,761
5/19	11,664	14,771	12,878
6/19	12,456	15,809	13,747
7/19	12,563	16,044	13,862
8/19	12,198	15,717	13,373
9/19	12,643	15,993	13,916
10/19	12,705	16,337	13,990
11/19	13,026	16,958	14,363
12/19	13,339	17,447	14,800
1/20	13,012	17,428	14,512
2/20	11,725	16,002	13,075
3/20	9,403	13,801	10,107
4/20	10,624	15,629	11,457
5/20	11,184	16,465	11,988
6/20	11,268	16,841	12,124
7/20	11,679	17,797	12,696
8/20	12,108	19,087	13,199
9/20	11,837	18,392	12,900
10/20	11,902	17,995	13,020
11/20	13,516	20,184	14,848
12/20	14,118	21,092	15,535
1/21	14,127	20,998	15,499
2/21	15,379	21,654	16,700
3/21	16,330	22,431	17,563
4/21	17,215	23,587	18,412
5/21	17,563	23,695	18,775
6/21	17,205	24,279	18,557
7/21	17,440	24,689	18,671
8/21	17,845	25,393	19,072
9/21	17,045	24,254	18,369
10/21	17,817	25,894	19,347
11/21	17,318	25,500	18,759
12/21	18,472	26,504	19,937
1/22	17,756	24,945	19,086
2/22	17,693	24,317	18,997
3/22	18,177	25,105	19,574
4/22	17,483	22,852	18,411
5/22	17,883	22,822	18,765
6/22	16,126	20,912	16,702
7/22	17,441	22,874	18,139
8/22	16,873	22,021	17,584
9/22	15,453	19,979	15,879
10/22	17,073	21,617	17,379
11/22	18,040	22,745	18,055
12/22	17,289	21,414	17,538
1/23	18,424	22,888	18,955
2/23	18,008	22,353	18,348
3/23	17,570	22,951	17,770
4/23	17,536	23,196	17,771
5/23	16,716	23,286	16,983
6/23	17,997	24,876	18,456
7/23	18,660	25,768	19,260
8/23	18,143	25,270	18,578
9/23	17,334	24,067	17,633
10/23	16,728	23,429	16,759
11/23	18,087	25,613	18,339
12/23	19,126	26,972	19,768
1/24	19,032	27,271	19,414
2/24	19,899	28,747	20,342
3/24	20,965	29,674	21,394
4/24	19,864	28,369	20,275
5/24	20,461	29,709	21,003
6/24	20,156	30,629	20,666
7/24	21,222	31,198	21,915
8/24	21,667	31,877	22,328
9/24	21,960	32,537	22,749
10/24	21,550	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class A Shares Excluding Sales Charge	28.83%	11.15%	8.59%
Class A Shares Including Sales Charge	21.72%	9.90%	7.98%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Performance Inception Date	Dec. 29, 2003
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000076718
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Class J
Trading Symbol	PVEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $23,074	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,263	10,242	10,178
12/14	10,346	10,242	10,254
1/15	10,107	9,957	10,108
2/15	10,556	10,534	10,522
3/15	10,563	10,427	10,503
4/15	10,472	10,474	10,383
5/15	10,634	10,619	10,567
6/15	10,325	10,441	10,296
7/15	10,297	10,616	10,282
8/15	9,777	9,975	9,796
9/15	9,370	9,684	9,469
10/15	9,904	10,449	10,047
11/15	9,918	10,507	10,076
12/15	9,570	10,291	9,764
1/16	8,924	9,711	9,225
2/16	8,908	9,707	9,289
3/16	9,687	10,391	10,147
4/16	9,819	10,455	10,365
5/16	10,029	10,642	10,534
6/16	10,022	10,664	10,630
7/16	10,317	11,087	11,081
8/16	10,411	11,116	11,057
9/16	10,450	11,133	11,103
10/16	10,138	10,892	10,834
11/16	10,863	11,380	11,512
12/16	10,988	11,602	11,717
1/17	11,194	11,820	11,914
2/17	11,509	12,260	12,247
3/17	11,470	12,268	12,157
4/17	11,446	12,398	12,180
5/17	11,383	12,525	12,142
6/17	11,485	12,638	12,323
7/17	11,683	12,876	12,487
8/17	11,549	12,901	12,253
9/17	11,896	13,216	12,587
10/17	12,077	13,504	12,689
11/17	12,456	13,914	13,118
12/17	12,562	14,053	13,280
1/18	12,907	14,794	13,585
2/18	12,385	14,249	12,916
3/18	12,334	13,963	12,948
4/18	12,360	14,016	13,012
5/18	12,486	14,412	13,153
6/18	12,621	14,506	13,259
7/18	13,050	14,987	13,620
8/18	13,235	15,514	13,805
9/18	13,159	15,539	13,696
10/18	12,158	14,395	12,710
11/18	12,410	14,683	13,014
12/18	11,167	13,317	11,648
1/19	12,213	14,460	12,847
2/19	12,641	14,968	13,256
3/19	12,670	15,187	13,322
4/19	13,155	15,793	13,761
5/19	12,318	14,771	12,878
6/19	13,164	15,809	13,747
7/19	13,279	16,044	13,862
8/19	12,889	15,717	13,373
9/19	13,374	15,993	13,916
10/19	13,440	16,337	13,990
11/19	13,783	16,958	14,363
12/19	14,112	17,447	14,800
1/20	13,772	17,428	14,512
2/20	12,414	16,002	13,075
3/20	9,957	13,801	10,107
4/20	11,246	15,629	11,457
5/20	11,845	16,465	11,988
6/20	11,945	16,841	12,124
7/20	12,374	17,797	12,696
8/20	12,843	19,087	13,199
9/20	12,554	18,392	12,900
10/20	12,634	17,995	13,020
11/20	14,342	20,184	14,848
12/20	14,995	21,092	15,535
1/21	14,995	20,998	15,499
2/21	16,329	21,654	16,700
3/21	17,340	22,431	17,563
4/21	18,281	23,587	18,412
5/21	18,655	23,695	18,775
6/21	18,271	24,279	18,557
7/21	18,523	24,689	18,671
8/21	18,958	25,393	19,072
9/21	18,119	24,254	18,369
10/21	18,948	25,894	19,347
11/21	18,422	25,500	18,759
12/21	19,647	26,504	19,937
1/22	18,887	24,945	19,086
2/22	18,831	24,317	18,997
3/22	19,341	25,105	19,574
4/22	18,616	22,852	18,411
5/22	19,035	22,822	18,765
6/22	17,177	20,912	16,702
7/22	18,570	22,874	18,139
8/22	17,970	22,021	17,584
9/22	16,463	19,979	15,879
10/22	18,196	21,617	17,379
11/22	19,227	22,745	18,055
12/22	18,429	21,414	17,538
1/23	19,642	22,888	18,955
2/23	19,206	22,353	18,348
3/23	18,745	22,951	17,770
4/23	18,708	23,196	17,771
5/23	17,835	23,286	16,983
6/23	19,206	24,876	18,456
7/23	19,922	25,768	19,260
8/23	19,363	25,270	18,578
9/23	18,502	24,067	17,633
10/23	17,859	23,429	16,759
11/23	19,315	25,613	18,339
12/23	20,436	26,972	19,768
1/24	20,334	27,271	19,414
2/24	21,260	28,747	20,342
3/24	22,414	29,674	21,394
4/24	21,235	28,369	20,275
5/24	21,882	29,709	21,003
6/24	21,552	30,629	20,666
7/24	22,706	31,198	21,915
8/24	23,188	31,877	22,328
9/24	23,505	32,537	22,749
10/24	23,074	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.20%	11.41%	8.72%
Class J Shares Including Sales Charge	28.20%	11.41%	8.72%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019618
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	Institutional
Trading Symbol	PVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $23,627	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,273	10,242	10,178
12/14	10,352	10,242	10,254
1/15	10,115	9,957	10,108
2/15	10,575	10,534	10,522
3/15	10,582	10,427	10,503
4/15	10,492	10,474	10,383
5/15	10,659	10,619	10,567
6/15	10,359	10,441	10,296
7/15	10,331	10,616	10,282
8/15	9,809	9,975	9,796
9/15	9,411	9,684	9,469
10/15	9,941	10,449	10,047
11/15	9,962	10,507	10,076
12/15	9,611	10,291	9,764
1/16	8,968	9,711	9,225
2/16	8,952	9,707	9,289
3/16	9,743	10,391	10,147
4/16	9,875	10,455	10,365
5/16	10,085	10,642	10,534
6/16	10,085	10,664	10,630
7/16	10,387	11,087	11,081
8/16	10,480	11,116	11,057
9/16	10,519	11,133	11,103
10/16	10,209	10,892	10,834
11/16	10,946	11,380	11,512
12/16	11,078	11,602	11,717
1/17	11,283	11,820	11,914
2/17	11,606	12,260	12,247
3/17	11,566	12,268	12,157
4/17	11,543	12,398	12,180
5/17	11,488	12,525	12,142
6/17	11,590	12,638	12,323
7/17	11,795	12,876	12,487
8/17	11,661	12,901	12,253
9/17	12,016	13,216	12,587
10/17	12,197	13,504	12,689
11/17	12,583	13,914	13,118
12/17	12,697	14,053	13,280
1/18	13,051	14,794	13,585
2/18	12,520	14,249	12,916
3/18	12,470	13,963	12,948
4/18	12,503	14,016	13,012
5/18	12,638	14,412	13,153
6/18	12,773	14,506	13,259
7/18	13,211	14,987	13,620
8/18	13,397	15,514	13,805
9/18	13,329	15,539	13,696
10/18	12,318	14,395	12,710
11/18	12,571	14,683	13,014
12/18	11,312	13,317	11,648
1/19	12,381	14,460	12,847
2/19	12,829	14,968	13,256
3/19	12,848	15,187	13,322
4/19	13,335	15,793	13,761
5/19	12,486	14,771	12,878
6/19	13,344	15,809	13,747
7/19	13,468	16,044	13,862
8/19	13,077	15,717	13,373
9/19	13,563	15,993	13,916
10/19	13,640	16,337	13,990
11/19	13,993	16,958	14,363
12/19	14,330	17,447	14,800
1/20	13,979	17,428	14,512
2/20	12,605	16,002	13,075
3/20	10,108	13,801	10,107
4/20	11,432	15,629	11,457
5/20	12,043	16,465	11,988
6/20	12,144	16,841	12,124
7/20	12,585	17,797	12,696
8/20	13,056	19,087	13,199
9/20	12,765	18,392	12,900
10/20	12,846	17,995	13,020
11/20	14,590	20,184	14,848
12/20	15,262	21,092	15,535
1/21	15,262	20,998	15,499
2/21	16,614	21,654	16,700
3/21	17,651	22,431	17,563
4/21	18,607	23,587	18,412
5/21	18,993	23,695	18,775
6/21	18,607	24,279	18,557
7/21	18,871	24,689	18,671
8/21	19,309	25,393	19,072
9/21	18,454	24,254	18,369
10/21	19,298	25,894	19,347
11/21	18,770	25,500	18,759
12/21	20,020	26,504	19,937
1/22	19,245	24,945	19,086
2/22	19,188	24,317	18,997
3/22	19,713	25,105	19,574
4/22	18,972	22,852	18,411
5/22	19,405	22,822	18,765
6/22	17,513	20,912	16,702
7/22	18,938	22,874	18,139
8/22	18,322	22,021	17,584
9/22	16,796	19,979	15,879
10/22	18,562	21,617	17,379
11/22	19,621	22,745	18,055
12/22	18,820	21,414	17,538
1/23	20,054	22,888	18,955
2/23	19,602	22,353	18,348
3/23	19,138	22,951	17,770
4/23	19,101	23,196	17,771
5/23	18,222	23,286	16,983
6/23	19,614	24,876	18,456
7/23	20,347	25,768	19,260
8/23	19,797	25,270	18,578
9/23	18,918	24,067	17,633
10/23	18,258	23,429	16,759
11/23	19,760	25,613	18,339
12/23	20,904	26,972	19,768
1/24	20,801	27,271	19,414
2/24	21,760	28,747	20,342
3/24	22,924	29,674	21,394
4/24	21,735	28,369	20,275
5/24	22,400	29,709	21,003
6/24	22,067	30,629	20,666
7/24	23,243	31,198	21,915
8/24	23,742	31,877	22,328
9/24	24,062	32,537	22,749
10/24	23,627	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.40%	11.61%	8.98%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019617
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-1
Trading Symbol	PLASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$171	1.50%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $21,777	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,263	10,242	10,178
12/14	10,336	10,242	10,254
1/15	10,092	9,957	10,108
2/15	10,544	10,534	10,522
3/15	10,544	10,427	10,503
4/15	10,444	10,474	10,383
5/15	10,601	10,619	10,567
6/15	10,293	10,441	10,296
7/15	10,257	10,616	10,282
8/15	9,740	9,975	9,796
9/15	9,331	9,684	9,469
10/15	9,855	10,449	10,047
11/15	9,869	10,507	10,076
12/15	9,513	10,291	9,764
1/16	8,869	9,711	9,225
2/16	8,845	9,707	9,289
3/16	9,617	10,391	10,147
4/16	9,744	10,455	10,365
5/16	9,943	10,642	10,534
6/16	9,935	10,664	10,630
7/16	10,221	11,087	11,081
8/16	10,317	11,116	11,057
9/16	10,341	11,133	11,103
10/16	10,030	10,892	10,834
11/16	10,746	11,380	11,512
12/16	10,867	11,602	11,717
1/17	11,067	11,820	11,914
2/17	11,371	12,260	12,247
3/17	11,323	12,268	12,157
4/17	11,291	12,398	12,180
5/17	11,227	12,525	12,142
6/17	11,323	12,638	12,323
7/17	11,515	12,876	12,487
8/17	11,379	12,901	12,253
9/17	11,716	13,216	12,587
10/17	11,884	13,504	12,689
11/17	12,252	13,914	13,118
12/17	12,352	14,053	13,280
1/18	12,685	14,794	13,585
2/18	12,165	14,249	12,916
3/18	12,105	13,963	12,948
4/18	12,131	14,016	13,012
5/18	12,250	14,412	13,153
6/18	12,369	14,506	13,259
7/18	12,787	14,987	13,620
8/18	12,958	15,514	13,805
9/18	12,890	15,539	13,696
10/18	11,901	14,395	12,710
11/18	12,139	14,683	13,014
12/18	10,917	13,317	11,648
1/19	11,935	14,460	12,847
2/19	12,357	14,968	13,256
3/19	12,367	15,187	13,322
4/19	12,847	15,793	13,761
5/19	12,021	14,771	12,878
6/19	12,837	15,809	13,747
7/19	12,943	16,044	13,862
8/19	12,559	15,717	13,373
9/19	13,020	15,993	13,916
10/19	13,087	16,337	13,990
11/19	13,413	16,958	14,363
12/19	13,727	17,447	14,800
1/20	13,386	17,428	14,512
2/20	12,062	16,002	13,075
3/20	9,666	13,801	10,107
4/20	10,919	15,629	11,457
5/20	11,501	16,465	11,988
6/20	11,581	16,841	12,124
7/20	12,002	17,797	12,696
8/20	12,443	19,087	13,199
9/20	12,162	18,392	12,900
10/20	12,233	17,995	13,020
11/20	13,877	20,184	14,848
12/20	14,503	21,092	15,535
1/21	14,493	20,998	15,499
2/21	15,776	21,654	16,700
3/21	16,745	22,431	17,563
4/21	17,644	23,587	18,412
5/21	17,988	23,695	18,775
6/21	17,614	24,279	18,557
7/21	17,856	24,689	18,671
8/21	18,260	25,393	19,072
9/21	17,442	24,254	18,369
10/21	18,230	25,894	19,347
11/21	17,705	25,500	18,759
12/21	18,880	26,504	19,937
1/22	18,134	24,945	19,086
2/22	18,078	24,317	18,997
3/22	18,564	25,105	19,574
4/22	17,852	22,852	18,411
5/22	18,247	22,822	18,765
6/22	16,451	20,912	16,702
7/22	17,784	22,874	18,139
8/22	17,197	22,021	17,584
9/22	15,739	19,979	15,879
10/22	17,389	21,617	17,379
11/22	18,372	22,745	18,055
12/22	17,611	21,414	17,538
1/23	18,745	22,888	18,955
2/23	18,323	22,353	18,348
3/23	17,876	22,951	17,770
4/23	17,828	23,196	17,771
5/23	16,996	23,286	16,983
6/23	18,286	24,876	18,456
7/23	18,950	25,768	19,260
8/23	18,419	25,270	18,578
9/23	17,599	24,067	17,633
10/23	16,972	23,429	16,759
11/23	18,347	25,613	18,339
12/23	19,404	26,972	19,768
1/24	19,303	27,271	19,414
2/24	20,170	28,747	20,342
3/24	21,237	29,674	21,394
4/24	20,119	28,369	20,275
5/24	20,722	29,709	21,003
6/24	20,396	30,629	20,666
7/24	21,476	31,198	21,915
8/24	21,915	31,877	22,328
9/24	22,204	32,537	22,749
10/24	21,777	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	28.32%	10.72%	8.09%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019614
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-3
Trading Symbol	PMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$136	1.19%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $22,458	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,264	10,242	10,178
12/14	10,343	10,242	10,254
1/15	10,103	9,957	10,108
2/15	10,554	10,534	10,522
3/15	10,554	10,427	10,503
4/15	10,463	10,474	10,383
5/15	10,625	10,619	10,567
6/15	10,315	10,441	10,296
7/15	10,280	10,616	10,282
8/15	9,765	9,975	9,796
9/15	9,357	9,684	9,469
10/15	9,885	10,449	10,047
11/15	9,899	10,507	10,076
12/15	9,549	10,291	9,764
1/16	8,902	9,711	9,225
2/16	8,886	9,707	9,289
3/16	9,659	10,391	10,147
4/16	9,791	10,455	10,365
5/16	9,994	10,642	10,534
6/16	9,986	10,664	10,630
7/16	10,283	11,087	11,081
8/16	10,376	11,116	11,057
9/16	10,408	11,133	11,103
10/16	10,096	10,892	10,834
11/16	10,813	11,380	11,512
12/16	10,944	11,602	11,717
1/17	11,141	11,820	11,914
2/17	11,448	12,260	12,247
3/17	11,409	12,268	12,157
4/17	11,385	12,398	12,180
5/17	11,322	12,525	12,142
6/17	11,417	12,638	12,323
7/17	11,614	12,876	12,487
8/17	11,480	12,901	12,253
9/17	11,819	13,216	12,587
10/17	11,992	13,504	12,689
11/17	12,370	13,914	13,118
12/17	12,473	14,053	13,280
1/18	12,817	14,794	13,585
2/18	12,289	14,249	12,916
3/18	12,239	13,963	12,948
4/18	12,264	14,016	13,012
5/18	12,390	14,412	13,153
6/18	12,515	14,506	13,259
7/18	12,943	14,987	13,620
8/18	13,119	15,514	13,805
9/18	13,043	15,539	13,696
10/18	12,046	14,395	12,710
11/18	12,289	14,683	13,014
12/18	11,053	13,317	11,648
1/19	12,091	14,460	12,847
2/19	12,516	14,968	13,256
3/19	12,535	15,187	13,322
4/19	13,025	15,793	13,761
5/19	12,195	14,771	12,878
6/19	13,025	15,809	13,747
7/19	13,139	16,044	13,862
8/19	12,752	15,717	13,373
9/19	13,224	15,993	13,916
10/19	13,290	16,337	13,990
11/19	13,620	16,958	14,363
12/19	13,943	17,447	14,800
1/20	13,607	17,428	14,512
2/20	12,262	16,002	13,075
3/20	9,829	13,801	10,107
4/20	11,105	15,629	11,457
5/20	11,698	16,465	11,988
6/20	11,787	16,841	12,124
7/20	12,213	17,797	12,696
8/20	12,668	19,087	13,199
9/20	12,391	18,392	12,900
10/20	12,460	17,995	13,020
11/20	14,141	20,184	14,848
12/20	14,779	21,092	15,535
1/21	14,779	20,998	15,499
2/21	16,088	21,654	16,700
3/21	17,076	22,431	17,563
4/21	17,995	23,587	18,412
5/21	18,364	23,695	18,775
6/21	17,985	24,279	18,557
7/21	18,225	24,689	18,671
8/21	18,654	25,393	19,072
9/21	17,815	24,254	18,369
10/21	18,624	25,894	19,347
11/21	18,105	25,500	18,759
12/21	19,303	26,504	19,937
1/22	18,544	24,945	19,086
2/22	18,489	24,317	18,997
3/22	18,991	25,105	19,574
4/22	18,265	22,852	18,411
5/22	18,678	22,822	18,765
6/22	16,848	20,912	16,702
7/22	18,210	22,874	18,139
8/22	17,618	22,021	17,584
9/22	16,134	19,979	15,879
10/22	17,830	21,617	17,379
11/22	18,846	22,745	18,055
12/22	18,060	21,414	17,538
1/23	19,239	22,888	18,955
2/23	18,799	22,353	18,348
3/23	18,346	22,951	17,770
4/23	18,298	23,196	17,771
5/23	17,452	23,286	16,983
6/23	18,775	24,876	18,456
7/23	19,478	25,768	19,260
8/23	18,930	25,270	18,578
9/23	18,084	24,067	17,633
10/23	17,452	23,429	16,759
11/23	18,870	25,613	18,339
12/23	19,961	26,972	19,768
1/24	19,862	27,271	19,414
2/24	20,756	28,747	20,342
3/24	21,862	29,674	21,394
4/24	20,719	28,369	20,275
5/24	21,340	29,709	21,003
6/24	21,017	30,629	20,666
7/24	22,135	31,198	21,915
8/24	22,595	31,877	22,328
9/24	22,893	32,537	22,749
10/24	22,458	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	28.68%	11.06%	8.43%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019616
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-4
Trading Symbol	PABWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $22,901	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,270	10,242	10,178
12/14	10,351	10,242	10,254
1/15	10,112	9,957	10,108
2/15	10,562	10,534	10,522
3/15	10,569	10,427	10,503
4/15	10,478	10,474	10,383
5/15	10,639	10,619	10,567
6/15	10,330	10,441	10,296
7/15	10,302	10,616	10,282
8/15	9,781	9,975	9,796
9/15	9,373	9,684	9,469
10/15	9,908	10,449	10,047
11/15	9,922	10,507	10,076
12/15	9,570	10,291	9,764
1/16	8,930	9,711	9,225
2/16	8,907	9,707	9,289
3/16	9,687	10,391	10,147
4/16	9,820	10,455	10,365
5/16	10,031	10,642	10,534
6/16	10,023	10,664	10,630
7/16	10,319	11,087	11,081
8/16	10,413	11,116	11,057
9/16	10,444	11,133	11,103
10/16	10,140	10,892	10,834
11/16	10,858	11,380	11,512
12/16	10,991	11,602	11,717
1/17	11,196	11,820	11,914
2/17	11,504	12,260	12,247
3/17	11,465	12,268	12,157
4/17	11,441	12,398	12,180
5/17	11,378	12,525	12,142
6/17	11,481	12,638	12,323
7/17	11,678	12,876	12,487
8/17	11,544	12,901	12,253
9/17	11,892	13,216	12,587
10/17	12,065	13,504	12,689
11/17	12,445	13,914	13,118
12/17	12,555	14,053	13,280
1/18	12,900	14,794	13,585
2/18	12,370	14,249	12,916
3/18	12,319	13,963	12,948
4/18	12,344	14,016	13,012
5/18	12,471	14,412	13,153
6/18	12,605	14,506	13,259
7/18	13,035	14,987	13,620
8/18	13,212	15,514	13,805
9/18	13,144	15,539	13,696
10/18	12,142	14,395	12,710
11/18	12,386	14,683	13,014
12/18	11,145	13,317	11,648
1/19	12,190	14,460	12,847
2/19	12,627	14,968	13,256
3/19	12,646	15,187	13,322
4/19	13,140	15,793	13,761
5/19	12,304	14,771	12,878
6/19	13,140	15,809	13,747
7/19	13,254	16,044	13,862
8/19	12,865	15,717	13,373
9/19	13,349	15,993	13,916
10/19	13,416	16,337	13,990
11/19	13,758	16,958	14,363
12/19	14,092	17,447	14,800
1/20	13,743	17,428	14,512
2/20	12,387	16,002	13,075
3/20	9,933	13,801	10,107
4/20	11,230	15,629	11,457
5/20	11,828	16,465	11,988
6/20	11,918	16,841	12,124
7/20	12,357	17,797	12,696
8/20	12,815	19,087	13,199
9/20	12,526	18,392	12,900
10/20	12,606	17,995	13,020
11/20	14,311	20,184	14,848
12/20	14,957	21,092	15,535
1/21	14,957	20,998	15,499
2/21	16,278	21,654	16,700
3/21	17,297	22,431	17,563
4/21	18,225	23,587	18,412
5/21	18,598	23,695	18,775
6/21	18,215	24,279	18,557
7/21	18,467	24,689	18,671
8/21	18,901	25,393	19,072
9/21	18,054	24,254	18,369
10/21	18,881	25,894	19,347
11/21	18,346	25,500	18,759
12/21	19,573	26,504	19,937
1/22	18,805	24,945	19,086
2/22	18,749	24,317	18,997
3/22	19,257	25,105	19,574
4/22	18,534	22,852	18,411
5/22	18,952	22,822	18,765
6/22	17,101	20,912	16,702
7/22	18,489	22,874	18,139
8/22	17,880	22,021	17,584
9/22	16,378	19,979	15,879
10/22	18,105	21,617	17,379
11/22	19,133	22,745	18,055
12/22	18,346	21,414	17,538
1/23	19,541	22,888	18,955
2/23	19,094	22,353	18,348
3/23	18,647	22,951	17,770
4/23	18,599	23,196	17,771
5/23	17,742	23,286	16,983
6/23	19,094	24,876	18,456
7/23	19,806	25,768	19,260
8/23	19,251	25,270	18,578
9/23	18,394	24,067	17,633
10/23	17,754	23,429	16,759
11/23	19,203	25,613	18,339
12/23	20,317	26,972	19,768
1/24	20,216	27,271	19,414
2/24	21,136	28,747	20,342
3/24	22,270	29,674	21,394
4/24	21,098	28,369	20,275
5/24	21,741	29,709	21,003
6/24	21,401	30,629	20,666
7/24	22,548	31,198	21,915
8/24	23,014	31,877	22,328
9/24	23,329	32,537	22,749
10/24	22,901	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	28.99%	11.29%	8.64%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019615
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-5
Trading Symbol	PABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $23,166	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,268	10,242	10,178
12/14	10,345	10,242	10,254
1/15	10,107	9,957	10,108
2/15	10,562	10,534	10,522
3/15	10,569	10,427	10,503
4/15	10,478	10,474	10,383
5/15	10,639	10,619	10,567
6/15	10,338	10,441	10,296
7/15	10,303	10,616	10,282
8/15	9,785	9,975	9,796
9/15	9,386	9,684	9,469
10/15	9,911	10,449	10,047
11/15	9,932	10,507	10,076
12/15	9,582	10,291	9,764
1/16	8,936	9,711	9,225
2/16	8,921	9,707	9,289
3/16	9,706	10,391	10,147
4/16	9,831	10,455	10,365
5/16	10,041	10,642	10,534
6/16	10,041	10,664	10,630
7/16	10,336	11,087	11,081
8/16	10,429	11,116	11,057
9/16	10,468	11,133	11,103
10/16	10,157	10,892	10,834
11/16	10,881	11,380	11,512
12/16	11,010	11,602	11,717
1/17	11,223	11,820	11,914
2/17	11,530	12,260	12,247
3/17	11,491	12,268	12,157
4/17	11,467	12,398	12,180
5/17	11,412	12,525	12,142
6/17	11,515	12,638	12,323
7/17	11,712	12,876	12,487
8/17	11,578	12,901	12,253
9/17	11,924	13,216	12,587
10/17	12,106	13,504	12,689
11/17	12,484	13,914	13,118
12/17	12,597	14,053	13,280
1/18	12,942	14,794	13,585
2/18	12,421	14,249	12,916
3/18	12,370	13,963	12,948
4/18	12,396	14,016	13,012
5/18	12,522	14,412	13,153
6/18	12,656	14,506	13,259
7/18	13,085	14,987	13,620
8/18	13,270	15,514	13,805
9/18	13,203	15,539	13,696
10/18	12,194	14,395	12,710
11/18	12,446	14,683	13,014
12/18	11,200	13,317	11,648
1/19	12,254	14,460	12,847
2/19	12,682	14,968	13,256
3/19	12,710	15,187	13,322
4/19	13,204	15,793	13,761
5/19	12,368	14,771	12,878
6/19	13,214	15,809	13,747
7/19	13,328	16,044	13,862
8/19	12,938	15,717	13,373
9/19	13,423	15,993	13,916
10/19	13,489	16,337	13,990
11/19	13,841	16,958	14,363
12/19	14,172	17,447	14,800
1/20	13,823	17,428	14,512
2/20	12,457	16,002	13,075
3/20	9,993	13,801	10,107
4/20	11,300	15,629	11,457
5/20	11,898	16,465	11,988
6/20	11,998	16,841	12,124
7/20	12,437	17,797	12,696
8/20	12,906	19,087	13,199
9/20	12,616	18,392	12,900
10/20	12,686	17,995	13,020
11/20	14,412	20,184	14,848
12/20	15,064	21,092	15,535
1/21	15,064	20,998	15,499
2/21	16,396	21,654	16,700
3/21	17,416	22,431	17,563
4/21	18,365	23,587	18,412
5/21	18,739	23,695	18,775
6/21	18,355	24,279	18,557
7/21	18,608	24,689	18,671
8/21	19,042	25,393	19,072
9/21	18,204	24,254	18,369
10/21	19,032	25,894	19,347
11/21	18,497	25,500	18,759
12/21	19,729	26,504	19,937
1/22	18,960	24,945	19,086
2/22	18,915	24,317	18,997
3/22	19,424	25,105	19,574
4/22	18,689	22,852	18,411
5/22	19,119	22,822	18,765
6/22	17,253	20,912	16,702
7/22	18,655	22,874	18,139
8/22	18,045	22,021	17,584
9/22	16,530	19,979	15,879
10/22	18,271	21,617	17,379
11/22	19,311	22,745	18,055
12/22	18,520	21,414	17,538
1/23	19,730	22,888	18,955
2/23	19,282	22,353	18,348
3/23	18,822	22,951	17,770
4/23	18,786	23,196	17,771
5/23	17,914	23,286	16,983
6/23	19,282	24,876	18,456
7/23	20,008	25,768	19,260
8/23	19,452	25,270	18,578
9/23	18,592	24,067	17,633
10/23	17,939	23,429	16,759
11/23	19,403	25,613	18,339
12/23	20,534	26,972	19,768
1/24	20,433	27,271	19,414
2/24	21,356	28,747	20,342
3/24	22,508	29,674	21,394
4/24	21,331	28,369	20,275
5/24	21,989	29,709	21,003
6/24	21,647	30,629	20,666
7/24	22,811	31,198	21,915
8/24	23,279	31,877	22,328
9/24	23,596	32,537	22,749
10/24	23,166	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	29.14%	11.42%	8.76%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000210675
Shareholder Report [Line Items]
Fund Name	MidCap Value Fund I
Class Name	R-6
Trading Symbol	PCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MidCap Value Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. Over the past 12 months, Victory Capital Management Inc. ("Victory") benefited from strong stock selection in the information technology, consumer staples, and materials sectors. Los Angeles Capital Management LLC ("LA Capital") benefitted from strong stock selection in the health care, industrials, and consumer discretionary sectors. Both Victory and LA Capital underperformed the Russell Midcap Value Index ("Index") during the year. Victory’s performance was hurt by poor stock selection in the industrials, financials, and energy sectors. LA Capital’s performance was hurt by poor stock selection in the financials sector, as well as an overweight to both the energy and health care sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $23,767	Russell 3000 Index $32,298	Russell MidCap Value Index $22,463
10/14	10,000	10,000	10,000
11/14	10,273	10,242	10,178
12/14	10,352	10,242	10,254
1/15	10,115	9,957	10,108
2/15	10,575	10,534	10,522
3/15	10,582	10,427	10,503
4/15	10,492	10,474	10,383
5/15	10,659	10,619	10,567
6/15	10,359	10,441	10,296
7/15	10,331	10,616	10,282
8/15	9,809	9,975	9,796
9/15	9,411	9,684	9,469
10/15	9,941	10,449	10,047
11/15	9,962	10,507	10,076
12/15	9,611	10,291	9,764
1/16	8,968	9,711	9,225
2/16	8,952	9,707	9,289
3/16	9,743	10,391	10,147
4/16	9,875	10,455	10,365
5/16	10,085	10,642	10,534
6/16	10,085	10,664	10,630
7/16	10,387	11,087	11,081
8/16	10,480	11,116	11,057
9/16	10,519	11,133	11,103
10/16	10,209	10,892	10,834
11/16	10,946	11,380	11,512
12/16	11,078	11,602	11,717
1/17	11,283	11,820	11,914
2/17	11,606	12,260	12,247
3/17	11,566	12,268	12,157
4/17	11,543	12,398	12,180
5/17	11,488	12,525	12,142
6/17	11,590	12,638	12,323
7/17	11,795	12,876	12,487
8/17	11,661	12,901	12,253
9/17	12,016	13,216	12,587
10/17	12,197	13,504	12,689
11/17	12,583	13,914	13,118
12/17	12,697	14,053	13,280
1/18	13,051	14,794	13,585
2/18	12,520	14,249	12,916
3/18	12,470	13,963	12,948
4/18	12,503	14,016	13,012
5/18	12,638	14,412	13,153
6/18	12,773	14,506	13,259
7/18	13,211	14,987	13,620
8/18	13,397	15,514	13,805
9/18	13,329	15,539	13,696
10/18	12,318	14,395	12,710
11/18	12,571	14,683	13,014
12/18	11,312	13,317	11,648
1/19	12,381	14,460	12,847
2/19	12,829	14,968	13,256
3/19	12,848	15,187	13,322
4/19	13,354	15,793	13,761
5/19	12,514	14,771	12,878
6/19	13,373	15,809	13,747
7/19	13,487	16,044	13,862
8/19	13,096	15,717	13,373
9/19	13,592	15,993	13,916
10/19	13,668	16,337	13,990
11/19	14,021	16,958	14,363
12/19	14,360	17,447	14,800
1/20	14,008	17,428	14,512
2/20	12,634	16,002	13,075
3/20	10,135	13,801	10,107
4/20	11,460	15,629	11,457
5/20	12,072	16,465	11,988
6/20	12,172	16,841	12,124
7/20	12,614	17,797	12,696
8/20	13,095	19,087	13,199
9/20	12,804	18,392	12,900
10/20	12,885	17,995	13,020
11/20	14,631	20,184	14,848
12/20	15,307	21,092	15,535
1/21	15,307	20,998	15,499
2/21	16,671	21,654	16,700
3/21	17,710	22,431	17,563
4/21	18,678	23,587	18,412
5/21	19,054	23,695	18,775
6/21	18,678	24,279	18,557
7/21	18,932	24,689	18,671
8/21	19,380	25,393	19,072
9/21	18,525	24,254	18,369
10/21	19,380	25,894	19,347
11/21	18,840	25,500	18,759
12/21	20,099	26,504	19,937
1/22	19,322	24,945	19,086
2/22	19,277	24,317	18,997
3/22	19,802	25,105	19,574
4/22	19,060	22,852	18,411
5/22	19,494	22,822	18,765
6/22	17,598	20,912	16,702
7/22	19,025	22,874	18,139
8/22	18,409	22,021	17,584
9/22	16,867	19,979	15,879
10/22	18,648	21,617	17,379
11/22	19,722	22,745	18,055
12/22	18,906	21,414	17,538
1/23	20,155	22,888	18,955
2/23	19,702	22,353	18,348
3/23	19,237	22,951	17,770
4/23	19,200	23,196	17,771
5/23	18,319	23,286	16,983
6/23	19,727	24,876	18,456
7/23	20,462	25,768	19,260
8/23	19,898	25,270	18,578
9/23	19,029	24,067	17,633
10/23	18,368	23,429	16,759
11/23	19,862	25,613	18,339
12/23	21,022	26,972	19,768
1/24	20,919	27,271	19,414
2/24	21,881	28,747	20,342
3/24	23,061	29,674	21,394
4/24	21,855	28,369	20,275
5/24	22,535	29,709	21,003
6/24	22,189	30,629	20,666
7/24	23,382	31,198	21,915
8/24	23,882	31,877	22,328
9/24	24,215	32,537	22,749
10/24	23,767	32,298	22,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	29.39%	11.70%	9.04%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell MidCap Value Index	34.03%	9.93%	8.43%

Performance Inception Date	Dec. 29, 2003
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,840,343,000
Holdings Count | Holding	727
Advisory Fees Paid, Amount	$ 22,184,000
InvestmentCompanyPortfolioTurnover	55.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,840,343 Total Number of Portfolio Holdings727 Portfolio Turnover Rate 55.3% Total Advisory Fees Paid (amount in thousands)$22,184
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.90%
Investment Companies	2.10%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019363
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class A
Trading Symbol	PCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,049,828,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,018,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,049,828 Total Number of Portfolio Holdings176 Total Advisory Fees Paid (amount in thousands)$4,018
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	73.05%
Repurchase Agreements	14.29%
Bonds	5.99%
Investment Companies	3.61%
Municipal Bonds	2.86%
Other Assets and Liabilities	0.20%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On April 2, 2024, the Fund added Discretionary Liquidity Fee Risk to its Principal Risks section.

Material Fund Change Risks Change [Text Block]	On April 2, 2024, the Fund added Discretionary Liquidity Fee Risk to its Principal Risks section.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019362
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class J
Trading Symbol	PMJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,049,828,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,018,000
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,049,828 Total Number of Portfolio Holdings176 Total Advisory Fees Paid (amount in thousands)$4,018
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Commercial Paper	73.05%
Repurchase Agreements	14.29%
Bonds	5.99%
Investment Companies	3.61%
Municipal Bonds	2.86%
Other Assets and Liabilities	0.20%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

On April 2, 2024, the Fund added Discretionary Liquidity Fee Risk to its Principal Risks section.

Material Fund Change Risks Change [Text Block]	On April 2, 2024, the Fund added Discretionary Liquidity Fee Risk to its Principal Risks section.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000069149
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	Institutional
Trading Symbol	PINZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC ("Causeway") outperformed the MSCI EAFE Value Index ("Index"), while Barrow, Hanley, Mewhinney & Strauss, LLC's ("Barrow Hanley") underperformed. Causeway’s outperformance was due to strong stock selection in the industrials sector, as well as an overweight to information technology and an underweight to energy. Barrow Hanley was benefitted from strong stock selection in the energy sector, in addition to an overweight to industrials and an underweight to health care. Barrow Hanley’s underperformance was caused by poor stock selection in the financials and industrials sectors, as well as an underweight to the financials sector. Causeway’s performance was hurt by poor stock selection in the information technology and consumer staples sectors, as well as an underweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,436	MSCI EAFE Index NTR $16,714	MSCI EAFE Value Index NTR $15,199
10/14	10,000	10,000	10,000
11/14	10,052	10,136	10,057
12/14	9,656	9,785	9,711
1/15	9,628	9,833	9,684
2/15	10,143	10,421	10,291
3/15	9,956	10,262	10,089
4/15	10,397	10,681	10,535
5/15	10,350	10,627	10,433
6/15	10,068	10,325	10,110
7/15	10,228	10,540	10,286
8/15	9,487	9,765	9,513
9/15	8,962	9,269	8,920
10/15	9,534	9,993	9,577
11/15	9,412	9,838	9,339
12/15	9,194	9,705	9,159
1/16	8,657	9,003	8,414
2/16	8,394	8,838	8,251
3/16	8,911	9,414	8,796
4/16	9,155	9,686	9,143
5/16	9,096	9,598	8,997
6/16	8,716	9,276	8,551
7/16	9,028	9,746	9,000
8/16	9,203	9,753	9,146
9/16	9,242	9,873	9,234
10/16	9,164	9,671	9,255
11/16	9,096	9,478	9,198
12/16	9,342	9,802	9,619
1/17	9,700	10,087	9,856
2/17	9,730	10,231	9,924
3/17	10,108	10,513	10,201
4/17	10,357	10,780	10,415
5/17	10,645	11,176	10,656
6/17	10,635	11,156	10,689
7/17	10,934	11,478	11,046
8/17	10,894	11,473	10,977
9/17	11,312	11,759	11,316
10/17	11,471	11,937	11,403
11/17	11,571	12,063	11,506
12/17	11,732	12,256	11,682
1/18	12,318	12,871	12,313
2/18	11,517	12,290	11,728
3/18	11,476	12,069	11,445
4/18	11,763	12,344	11,798
5/18	11,414	12,067	11,286
6/18	11,209	11,919	11,143
7/18	11,486	12,213	11,463
8/18	11,147	11,977	11,046
9/18	11,271	12,081	11,275
10/18	10,388	11,119	10,526
11/18	10,285	11,105	10,467
12/18	9,637	10,566	9,956
1/19	10,382	11,260	10,622
2/19	10,687	11,548	10,799
3/19	10,608	11,620	10,744
4/19	10,891	11,947	10,994
5/19	10,088	11,373	10,358
6/19	10,744	12,048	10,909
7/19	10,473	11,895	10,664
8/19	10,145	11,587	10,226
9/19	10,552	11,919	10,720
10/19	10,947	12,347	11,106
11/19	11,173	12,486	11,150
12/19	11,644	12,892	11,557
1/20	11,085	12,623	11,139
2/20	10,119	11,482	10,085
3/20	7,988	9,949	8,298
4/20	8,698	10,592	8,743
5/20	9,164	11,053	9,009
6/20	9,537	11,430	9,330
7/20	9,735	11,696	9,348
8/20	10,282	12,297	9,895
9/20	9,851	11,978	9,441
10/20	9,455	11,500	9,061
11/20	11,493	13,282	10,776
12/20	12,120	13,900	11,254
1/21	11,906	13,752	11,166
2/21	12,760	14,060	11,698
3/21	13,092	14,383	12,092
4/21	13,377	14,816	12,322
5/21	13,898	15,299	12,749
6/21	13,495	15,127	12,455
7/21	13,317	15,241	12,425
8/21	13,471	15,510	12,566
9/21	13,258	15,060	12,335
10/21	13,566	15,430	12,532
11/21	12,665	14,712	11,778
12/21	13,475	15,465	12,479
1/22	13,821	14,718	12,609
2/22	13,514	14,458	12,438
3/22	13,411	14,551	12,521
4/22	12,848	13,609	11,888
5/22	13,347	13,711	12,180
6/22	12,247	12,439	10,967
7/22	12,503	13,059	11,196
8/22	11,722	12,439	10,818
9/22	10,622	11,275	9,848
10/22	11,389	11,881	10,483
11/22	12,912	13,220	11,636
12/22	12,816	13,230	11,783
1/23	14,146	14,302	12,692
2/23	13,952	14,003	12,514
3/23	14,285	14,350	12,482
4/23	14,894	14,755	12,884
5/23	14,202	14,131	12,190
6/23	14,880	14,774	12,876
7/23	15,421	15,252	13,461
8/23	14,922	14,668	13,062
9/23	14,396	14,167	12,951
10/23	13,897	13,592	12,382
11/23	14,964	14,854	13,363
12/23	15,714	15,643	14,016
1/24	15,301	15,733	14,006
2/24	15,390	16,021	14,032
3/24	15,950	16,548	14,644
4/24	15,699	16,124	14,494
5/24	16,539	16,749	15,065
6/24	15,920	16,479	14,645
7/24	16,569	16,962	15,332
8/24	17,114	17,514	15,724
9/24	17,409	17,675	15,948
10/24	16,436	16,714	15,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	18.27%	8.47%	5.09%
MSCI EAFE Index NTR	22.97%	6.24%	5.27%
MSCI EAFE Value Index NTR	22.75%	6.47%	4.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,159,074,000
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 18,468,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,159,074 Total Number of Portfolio Holdings514 Portfolio Turnover Rate 48.0% Total Advisory Fees Paid (amount in thousands)$18,468
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.72%
Preferred Stocks	1.67%
Investment Companies	1.01%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion. Effective October 1, 2024, the Manager contractually agreed to limit the Fund's Institutional Class expenses so that the total level of operating expenses do not to exceed 0.91%. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Institutional Class shares of the Fund.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion. Effective October 1, 2024, the Manager contractually agreed to limit the Fund's Institutional Class expenses so that the total level of operating expenses do not to exceed 0.91%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000111521
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	R-3
Trading Symbol	PINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$158	1.45%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC ("Causeway") outperformed the MSCI EAFE Value Index ("Index"), while Barrow, Hanley, Mewhinney & Strauss, LLC's ("Barrow Hanley") underperformed. Causeway’s outperformance was due to strong stock selection in the industrials sector, as well as an overweight to information technology and an underweight to energy. Barrow Hanley was benefitted from strong stock selection in the energy sector, in addition to an overweight to industrials and an underweight to health care. Barrow Hanley’s underperformance was caused by poor stock selection in the financials and industrials sectors, as well as an underweight to the financials sector. Causeway’s performance was hurt by poor stock selection in the information technology and consumer staples sectors, as well as an underweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $15,541	MSCI EAFE Index NTR $16,714	MSCI EAFE Value Index NTR $15,199
10/14	10,000	10,000	10,000
11/14	10,044	10,136	10,057
12/14	9,648	9,785	9,711
1/15	9,620	9,833	9,684
2/15	10,119	10,421	10,291
3/15	9,931	10,262	10,089
4/15	10,373	10,681	10,535
5/15	10,317	10,627	10,433
6/15	10,034	10,325	10,110
7/15	10,185	10,540	10,286
8/15	9,441	9,765	9,513
9/15	8,924	9,269	8,920
10/15	9,488	9,993	9,577
11/15	9,347	9,838	9,339
12/15	9,136	9,705	9,159
1/16	8,591	9,003	8,414
2/16	8,328	8,838	8,251
3/16	8,844	9,414	8,796
4/16	9,078	9,686	9,143
5/16	9,010	9,598	8,997
6/16	8,630	9,276	8,551
7/16	8,942	9,746	9,000
8/16	9,117	9,753	9,146
9/16	9,146	9,873	9,234
10/16	9,068	9,671	9,255
11/16	9,000	9,478	9,198
12/16	9,231	9,802	9,619
1/17	9,576	10,087	9,856
2/17	9,606	10,231	9,924
3/17	9,972	10,513	10,201
4/17	10,219	10,780	10,415
5/17	10,486	11,176	10,656
6/17	10,486	11,156	10,689
7/17	10,762	11,478	11,046
8/17	10,723	11,473	10,977
9/17	11,128	11,759	11,316
10/17	11,276	11,937	11,403
11/17	11,375	12,063	11,506
12/17	11,525	12,256	11,682
1/18	12,094	12,871	12,313
2/18	11,312	12,290	11,728
3/18	11,261	12,069	11,445
4/18	11,536	12,344	11,798
5/18	11,190	12,067	11,286
6/18	10,977	11,919	11,143
7/18	11,251	12,213	11,463
8/18	10,916	11,977	11,046
9/18	11,028	12,081	11,275
10/18	10,155	11,119	10,526
11/18	10,043	11,105	10,467
12/18	9,410	10,566	9,956
1/19	10,133	11,260	10,622
2/19	10,433	11,548	10,799
3/19	10,344	11,620	10,744
4/19	10,621	11,947	10,994
5/19	9,833	11,373	10,358
6/19	10,466	12,048	10,909
7/19	10,199	11,895	10,664
8/19	9,866	11,587	10,226
9/19	10,266	11,919	10,720
10/19	10,644	12,347	11,106
11/19	10,855	12,486	11,150
12/19	11,316	12,892	11,557
1/20	10,757	12,623	11,139
2/20	9,812	11,482	10,085
3/20	7,749	9,949	8,298
4/20	8,433	10,592	8,743
5/20	8,877	11,053	9,009
6/20	9,242	11,430	9,330
7/20	9,424	11,696	9,348
8/20	9,948	12,297	9,895
9/20	9,527	11,978	9,441
10/20	9,139	11,500	9,061
11/20	11,111	13,282	10,776
12/20	11,706	13,900	11,254
1/21	11,498	13,752	11,166
2/21	12,306	14,060	11,698
3/21	12,629	14,383	12,092
4/21	12,895	14,816	12,322
5/21	13,391	15,299	12,749
6/21	12,999	15,127	12,455
7/21	12,814	15,241	12,425
8/21	12,964	15,510	12,566
9/21	12,745	15,060	12,335
10/21	13,045	15,430	12,532
11/21	12,167	14,712	11,778
12/21	12,948	15,465	12,479
1/22	13,258	14,718	12,609
2/22	12,961	14,458	12,438
3/22	12,874	14,551	12,521
4/22	12,316	13,609	11,888
5/22	12,787	13,711	12,180
6/22	11,721	12,439	10,967
7/22	11,969	13,059	11,196
8/22	11,224	12,439	10,818
9/22	10,158	11,275	9,848
10/22	10,890	11,881	10,483
11/22	12,341	13,220	11,636
12/22	12,244	13,230	11,783
1/23	13,500	14,302	12,692
2/23	13,313	14,003	12,514
3/23	13,621	14,350	12,482
4/23	14,195	14,755	12,884
5/23	13,527	14,131	12,190
6/23	14,169	14,774	12,876
7/23	14,690	15,252	13,461
8/23	14,209	14,668	13,062
9/23	13,701	14,167	12,951
10/23	13,206	13,592	12,382
11/23	14,222	14,854	13,363
12/23	14,932	15,643	14,016
1/24	14,521	15,733	14,006
2/24	14,606	16,021	14,032
3/24	15,130	16,548	14,644
4/24	14,889	16,124	14,494
5/24	15,669	16,749	15,065
6/24	15,088	16,479	14,645
7/24	15,683	16,962	15,332
8/24	16,193	17,514	15,724
9/24	16,476	17,675	15,948
10/24	15,541	16,714	15,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	17.68%	7.86%	4.51%
MSCI EAFE Index NTR	22.97%	6.24%	5.27%
MSCI EAFE Value Index NTR	22.75%	6.47%	4.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,159,074,000
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 18,468,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,159,074 Total Number of Portfolio Holdings514 Portfolio Turnover Rate 48.0% Total Advisory Fees Paid (amount in thousands)$18,468
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.72%
Preferred Stocks	1.67%
Investment Companies	1.01%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000111522
Shareholder Report [Line Items]
Fund Name	Overseas Fund
Class Name	R-4
Trading Symbol	PINUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$137	1.26%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies. For the year, Causeway Capital Management LLC ("Causeway") outperformed the MSCI EAFE Value Index ("Index"), while Barrow, Hanley, Mewhinney & Strauss, LLC's ("Barrow Hanley") underperformed. Causeway’s outperformance was due to strong stock selection in the industrials sector, as well as an overweight to information technology and an underweight to energy. Barrow Hanley was benefitted from strong stock selection in the energy sector, in addition to an overweight to industrials and an underweight to health care. Barrow Hanley’s underperformance was caused by poor stock selection in the financials and industrials sectors, as well as an underweight to the financials sector. Causeway’s performance was hurt by poor stock selection in the information technology and consumer staples sectors, as well as an underweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $15,835	MSCI EAFE Index NTR $16,714	MSCI EAFE Value Index NTR $15,199
10/14	10,000	10,000	10,000
11/14	10,044	10,136	10,057
12/14	9,652	9,785	9,711
1/15	9,615	9,833	9,684
2/15	10,122	10,421	10,291
3/15	9,934	10,262	10,089
4/15	10,375	10,681	10,535
5/15	10,328	10,627	10,433
6/15	10,037	10,325	10,110
7/15	10,197	10,540	10,286
8/15	9,455	9,765	9,513
9/15	8,929	9,269	8,920
10/15	9,502	9,993	9,577
11/15	9,361	9,838	9,339
12/15	9,154	9,705	9,159
1/16	8,609	9,003	8,414
2/16	8,347	8,838	8,251
3/16	8,862	9,414	8,796
4/16	9,105	9,686	9,143
5/16	9,037	9,598	8,997
6/16	8,658	9,276	8,551
7/16	8,969	9,746	9,000
8/16	9,134	9,753	9,146
9/16	9,173	9,873	9,234
10/16	9,096	9,671	9,255
11/16	9,027	9,478	9,198
12/16	9,269	9,802	9,619
1/17	9,605	10,087	9,856
2/17	9,645	10,231	9,924
3/17	10,011	10,513	10,201
4/17	10,258	10,780	10,415
5/17	10,535	11,176	10,656
6/17	10,525	11,156	10,689
7/17	10,812	11,478	11,046
8/17	10,783	11,473	10,977
9/17	11,178	11,759	11,316
10/17	11,337	11,937	11,403
11/17	11,436	12,063	11,506
12/17	11,590	12,256	11,682
1/18	12,159	12,871	12,313
2/18	11,376	12,290	11,728
3/18	11,325	12,069	11,445
4/18	11,600	12,344	11,798
5/18	11,264	12,067	11,286
6/18	11,051	11,919	11,143
7/18	11,325	12,213	11,463
8/18	10,990	11,977	11,046
9/18	11,102	12,081	11,275
10/18	10,227	11,119	10,526
11/18	10,115	11,105	10,467
12/18	9,484	10,566	9,956
1/19	10,209	11,260	10,622
2/19	10,510	11,548	10,799
3/19	10,432	11,620	10,744
4/19	10,710	11,947	10,994
5/19	9,908	11,373	10,358
6/19	10,554	12,048	10,909
7/19	10,276	11,895	10,664
8/19	9,953	11,587	10,226
9/19	10,354	11,919	10,720
10/19	10,744	12,347	11,106
11/19	10,956	12,486	11,150
12/19	11,416	12,892	11,557
1/20	10,867	12,623	11,139
2/20	9,905	11,482	10,085
3/20	7,821	9,949	8,298
4/20	8,519	10,592	8,743
5/20	8,966	11,053	9,009
6/20	9,332	11,430	9,330
7/20	9,515	11,696	9,348
8/20	10,054	12,297	9,895
9/20	9,630	11,978	9,441
10/20	9,241	11,500	9,061
11/20	11,233	13,282	10,776
12/20	11,838	13,900	11,254
1/21	11,628	13,752	11,166
2/21	12,454	14,060	11,698
3/21	12,780	14,383	12,092
4/21	13,059	14,816	12,322
5/21	13,559	15,299	12,749
6/21	13,152	15,127	12,455
7/21	12,977	15,241	12,425
8/21	13,128	15,510	12,566
9/21	12,919	15,060	12,335
10/21	13,210	15,430	12,532
11/21	12,338	14,712	11,778
12/21	13,120	15,465	12,479
1/22	13,445	14,718	12,609
2/22	13,145	14,458	12,438
3/22	13,045	14,551	12,521
4/22	12,494	13,609	11,888
5/22	12,970	13,711	12,180
6/22	11,894	12,439	10,967
7/22	12,144	13,059	11,196
8/22	11,381	12,439	10,818
9/22	10,318	11,275	9,848
10/22	11,056	11,881	10,483
11/22	12,519	13,220	11,636
12/22	12,436	13,230	11,783
1/23	13,719	14,302	12,692
2/23	13,517	14,003	12,514
3/23	13,841	14,350	12,482
4/23	14,421	14,755	12,884
5/23	13,746	14,131	12,190
6/23	14,408	14,774	12,876
7/23	14,921	15,252	13,461
8/23	14,448	14,668	13,062
9/23	13,922	14,167	12,951
10/23	13,436	13,592	12,382
11/23	14,462	14,854	13,363
12/23	15,190	15,643	14,016
1/24	14,775	15,733	14,006
2/24	14,861	16,021	14,032
3/24	15,391	16,548	14,644
4/24	15,147	16,124	14,494
5/24	15,964	16,749	15,065
6/24	15,362	16,479	14,645
7/24	15,978	16,962	15,332
8/24	16,494	17,514	15,724
9/24	16,781	17,675	15,948
10/24	15,835	16,714	15,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	17.86%	8.07%	4.70%
MSCI EAFE Index NTR	22.97%	6.24%	5.27%
MSCI EAFE Value Index NTR	22.75%	6.47%	4.28%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index”. The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,159,074,000
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 18,468,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,159,074 Total Number of Portfolio Holdings514 Portfolio Turnover Rate 48.0% Total Advisory Fees Paid (amount in thousands)$18,468
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.72%
Preferred Stocks	1.67%
Investment Companies	1.01%
Other Assets and Liabilities	0.60%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion. Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Institutional Class shares of the Fund.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from from 0.93% to 0.90% on the first $500 million of net assets, 0.91% to 0.88% of the next $500 million of net assets, 0.89% to 0.86% of the next $500 million of net assets, 0.88% to 0.85% of the next $500 million of net assets, 0.87% to 0.84% of the next $1 billion of net assets, and 0.86% to 0.83% of net assets over $3 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000199318
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	Class J
Trading Symbol	PHJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $15,992	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,195	10,071	10,097
12/14	10,072	10,080	10,040
1/15	10,132	10,292	10,049
2/15	10,367	10,195	10,293
3/15	10,324	10,242	10,256
4/15	10,394	10,206	10,316
5/15	10,402	10,181	10,340
6/15	10,256	10,070	10,189
7/15	10,295	10,140	10,288
8/15	9,963	10,125	9,943
9/15	9,827	10,194	9,808
10/15	10,155	10,196	10,167
11/15	10,142	10,169	10,158
12/15	10,000	10,136	10,024
1/16	9,789	10,275	9,810
2/16	9,787	10,348	9,817
3/16	10,172	10,443	10,214
4/16	10,254	10,483	10,279
5/16	10,304	10,486	10,335
6/16	10,375	10,674	10,414
7/16	10,603	10,742	10,629
8/16	10,611	10,730	10,641
9/16	10,640	10,723	10,668
10/16	10,502	10,641	10,525
11/16	10,511	10,390	10,552
12/16	10,612	10,404	10,680
1/17	10,769	10,425	10,807
2/17	10,926	10,495	10,977
3/17	10,967	10,489	11,025
4/17	11,071	10,570	11,133
5/17	11,185	10,651	11,247
6/17	11,215	10,641	11,280
7/17	11,372	10,687	11,418
8/17	11,433	10,782	11,455
9/17	11,537	10,731	11,567
10/17	11,641	10,737	11,679
11/17	11,745	10,723	11,805
12/17	11,832	10,773	11,898
1/18	12,058	10,649	12,110
2/18	11,751	10,548	11,841
3/18	11,718	10,615	11,791
4/18	11,729	10,536	11,810
5/18	11,827	10,611	11,909
6/18	11,784	10,598	11,906
7/18	11,957	10,601	12,061
8/18	12,055	10,669	12,179
9/18	12,023	10,600	12,156
10/18	11,545	10,517	11,696
11/18	11,610	10,579	11,816
12/18	11,270	10,774	11,461
1/19	11,747	10,888	11,946
2/19	11,891	10,882	12,107
3/19	12,046	11,091	12,251
4/19	12,235	11,094	12,446
5/19	12,002	11,291	12,188
6/19	12,390	11,432	12,593
7/19	12,412	11,458	12,641
8/19	12,435	11,755	12,652
9/19	12,512	11,692	12,748
10/19	12,634	11,727	12,898
11/19	12,767	11,721	13,044
12/19	12,962	11,713	13,226
1/20	13,019	11,938	13,265
2/20	12,722	12,153	12,874
3/20	11,865	12,082	12,014
4/20	12,528	12,297	12,699
5/20	12,847	12,354	12,996
6/20	13,030	12,432	13,188
7/20	13,430	12,617	13,562
8/20	13,715	12,515	13,838
9/20	13,544	12,509	13,659
10/20	13,418	12,453	13,526
11/20	14,115	12,575	14,283
12/20	14,448	12,592	14,586
1/21	14,412	12,502	14,544
2/21	14,496	12,321	14,629
3/21	14,651	12,168	14,752
4/21	14,974	12,264	15,077
5/21	15,070	12,304	15,196
6/21	15,166	12,390	15,308
7/21	15,297	12,529	15,441
8/21	15,441	12,505	15,596
9/21	15,106	12,397	15,288
10/21	15,441	12,393	15,613
11/21	15,297	12,430	15,468
12/21	15,592	12,398	15,754
1/22	15,098	12,131	15,249
2/22	14,871	11,996	15,070
3/22	14,808	11,662	15,032
4/22	14,099	11,220	14,318
5/22	14,137	11,292	14,364
6/22	13,492	11,115	13,736
7/22	14,099	11,387	14,319
8/22	13,695	11,065	13,952
9/22	12,898	10,587	13,155
10/22	13,202	10,450	13,496
11/22	13,758	10,834	14,076
12/22	13,448	10,785	13,838
1/23	14,032	11,117	14,411
2/23	13,740	10,829	14,149
3/23	14,006	11,104	14,429
4/23	14,112	11,172	14,546
5/23	13,979	11,050	14,402
6/23	14,272	11,011	14,706
7/23	14,458	11,003	14,916
8/23	14,285	10,933	14,720
9/23	13,886	10,655	14,314
10/23	13,634	10,487	14,044
11/23	14,365	10,962	14,837
12/23	14,920	11,381	15,412
1/24	14,934	11,350	15,430
2/24	15,099	11,190	15,569
3/24	15,387	11,293	15,830
4/24	15,016	11,008	15,458
5/24	15,401	11,194	15,842
6/24	15,524	11,300	16,018
7/24	15,840	11,564	16,343
8/24	16,074	11,731	16,601
9/24	16,308	11,888	16,861
10/24	15,992	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	17.29%	4.83%	4.81%
Class J Shares Including Sales Charge	16.29%	4.83%	4.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 324,480,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$324,480 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 23.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145311
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	Institutional
Trading Symbol	PHTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,328	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,197	10,071	10,097
12/14	10,076	10,080	10,040
1/15	10,138	10,292	10,049
2/15	10,375	10,195	10,293
3/15	10,334	10,242	10,256
4/15	10,406	10,206	10,316
5/15	10,417	10,181	10,340
6/15	10,272	10,070	10,189
7/15	10,313	10,140	10,288
8/15	9,983	10,125	9,943
9/15	9,849	10,194	9,808
10/15	10,179	10,196	10,167
11/15	10,169	10,169	10,158
12/15	10,028	10,136	10,024
1/16	9,818	10,275	9,810
2/16	9,818	10,348	9,817
3/16	10,206	10,443	10,214
4/16	10,290	10,483	10,279
5/16	10,343	10,486	10,335
6/16	10,416	10,674	10,414
7/16	10,647	10,742	10,629
8/16	10,658	10,730	10,641
9/16	10,689	10,723	10,668
10/16	10,553	10,641	10,525
11/16	10,563	10,390	10,552
12/16	10,667	10,404	10,680
1/17	10,827	10,425	10,807
2/17	10,988	10,495	10,977
3/17	11,031	10,489	11,025
4/17	11,138	10,570	11,133
5/17	11,255	10,651	11,247
6/17	11,287	10,641	11,280
7/17	11,448	10,687	11,418
8/17	11,512	10,782	11,455
9/17	11,619	10,731	11,567
10/17	11,726	10,737	11,679
11/17	11,833	10,723	11,805
12/17	11,923	10,773	11,898
1/18	12,153	10,649	12,110
2/18	11,847	10,548	11,841
3/18	11,814	10,615	11,791
4/18	11,825	10,536	11,810
5/18	11,923	10,611	11,909
6/18	11,890	10,598	11,906
7/18	12,055	10,601	12,061
8/18	12,164	10,669	12,179
9/18	12,131	10,600	12,156
10/18	11,661	10,517	11,696
11/18	11,726	10,579	11,816
12/18	11,385	10,774	11,461
1/19	11,855	10,888	11,946
2/19	12,012	10,882	12,107
3/19	12,168	11,091	12,251
4/19	12,370	11,094	12,446
5/19	12,124	11,291	12,188
6/19	12,527	11,432	12,593
7/19	12,560	11,458	12,641
8/19	12,583	11,755	12,652
9/19	12,661	11,692	12,748
10/19	12,784	11,727	12,898
11/19	12,918	11,721	13,044
12/19	13,113	11,713	13,226
1/20	13,170	11,938	13,265
2/20	12,882	12,153	12,874
3/20	12,028	12,082	12,014
4/20	12,686	12,297	12,699
5/20	13,020	12,354	12,996
6/20	13,205	12,432	13,188
7/20	13,609	12,617	13,562
8/20	13,909	12,515	13,838
9/20	13,736	12,509	13,659
10/20	13,621	12,453	13,526
11/20	14,325	12,575	14,283
12/20	14,663	12,592	14,586
1/21	14,627	12,502	14,544
2/21	14,712	12,321	14,629
3/21	14,869	12,168	14,752
4/21	15,196	12,264	15,077
5/21	15,305	12,304	15,196
6/21	15,402	12,390	15,308
7/21	15,535	12,529	15,441
8/21	15,693	12,505	15,596
9/21	15,354	12,397	15,288
10/21	15,693	12,393	15,613
11/21	15,547	12,430	15,468
12/21	15,850	12,398	15,754
1/22	15,351	12,131	15,249
2/22	15,133	11,996	15,070
3/22	15,069	11,662	15,032
4/22	14,338	11,220	14,318
5/22	14,390	11,292	14,364
6/22	13,723	11,115	13,736
7/22	14,351	11,387	14,319
8/22	13,941	11,065	13,952
9/22	13,134	10,587	13,155
10/22	13,441	10,450	13,496
11/22	14,005	10,834	14,076
12/22	13,694	10,785	13,838
1/23	14,300	11,117	14,411
2/23	13,990	10,829	14,149
3/23	14,273	11,104	14,429
4/23	14,381	11,172	14,546
5/23	14,233	11,050	14,402
6/23	14,543	11,011	14,706
7/23	14,745	11,003	14,916
8/23	14,556	10,933	14,720
9/23	14,152	10,655	14,314
10/23	13,909	10,487	14,044
11/23	14,651	10,962	14,837
12/23	15,213	11,381	15,412
1/24	15,227	11,350	15,430
2/24	15,408	11,190	15,569
3/24	15,701	11,293	15,830
4/24	15,310	11,008	15,458
5/24	15,715	11,194	15,842
6/24	15,840	11,300	16,018
7/24	16,161	11,564	16,343
8/24	16,412	11,731	16,601
9/24	16,635	11,888	16,861
10/24	16,328	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	17.39%	5.02%	5.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 324,480,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$324,480 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 23.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159887
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2015 Fund
Class Name	R-6
Trading Symbol	PLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2015 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2015. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $16,372	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2015 Index $16,518
10/14	10,000	10,000	10,000
11/14	10,197	10,071	10,097
12/14	10,076	10,080	10,040
1/15	10,138	10,292	10,049
2/15	10,375	10,195	10,293
3/15	10,334	10,242	10,256
4/15	10,406	10,206	10,316
5/15	10,417	10,181	10,340
6/15	10,272	10,070	10,189
7/15	10,313	10,140	10,288
8/15	9,993	10,125	9,943
9/15	9,849	10,194	9,808
10/15	10,179	10,196	10,167
11/15	10,169	10,169	10,158
12/15	10,028	10,136	10,024
1/16	9,818	10,275	9,810
2/16	9,829	10,348	9,817
3/16	10,217	10,443	10,214
4/16	10,290	10,483	10,279
5/16	10,343	10,486	10,335
6/16	10,416	10,674	10,414
7/16	10,647	10,742	10,629
8/16	10,668	10,730	10,641
9/16	10,699	10,723	10,668
10/16	10,553	10,641	10,525
11/16	10,574	10,390	10,552
12/16	10,677	10,404	10,680
1/17	10,838	10,425	10,807
2/17	10,998	10,495	10,977
3/17	11,041	10,489	11,025
4/17	11,159	10,570	11,133
5/17	11,266	10,651	11,247
6/17	11,298	10,641	11,280
7/17	11,458	10,687	11,418
8/17	11,523	10,782	11,455
9/17	11,640	10,731	11,567
10/17	11,747	10,737	11,679
11/17	11,854	10,723	11,805
12/17	11,944	10,773	11,898
1/18	12,174	10,649	12,110
2/18	11,868	10,548	11,841
3/18	11,835	10,615	11,791
4/18	11,846	10,536	11,810
5/18	11,944	10,611	11,909
6/18	11,901	10,598	11,906
7/18	12,076	10,601	12,061
8/18	12,185	10,669	12,179
9/18	12,153	10,600	12,156
10/18	11,671	10,517	11,696
11/18	11,747	10,579	11,816
12/18	11,407	10,774	11,461
1/19	11,877	10,888	11,946
2/19	12,022	10,882	12,107
3/19	12,190	11,091	12,251
4/19	12,392	11,094	12,446
5/19	12,146	11,291	12,188
6/19	12,549	11,432	12,593
7/19	12,582	11,458	12,641
8/19	12,605	11,755	12,652
9/19	12,683	11,692	12,748
10/19	12,806	11,727	12,898
11/19	12,940	11,721	13,044
12/19	13,138	11,713	13,226
1/20	13,207	11,938	13,265
2/20	12,907	12,153	12,874
3/20	12,052	12,082	12,014
4/20	12,710	12,297	12,699
5/20	13,045	12,354	12,996
6/20	13,230	12,432	13,188
7/20	13,646	12,617	13,562
8/20	13,934	12,515	13,838
9/20	13,772	12,509	13,659
10/20	13,646	12,453	13,526
11/20	14,350	12,575	14,283
12/20	14,692	12,592	14,586
1/21	14,656	12,502	14,544
2/21	14,740	12,321	14,629
3/21	14,910	12,168	14,752
4/21	15,237	12,264	15,077
5/21	15,346	12,304	15,196
6/21	15,443	12,390	15,308
7/21	15,576	12,529	15,441
8/21	15,734	12,505	15,596
9/21	15,394	12,397	15,288
10/21	15,721	12,393	15,613
11/21	15,588	12,430	15,468
12/21	15,896	12,398	15,754
1/22	15,384	12,131	15,249
2/22	15,166	11,996	15,070
3/22	15,102	11,662	15,032
4/22	14,371	11,220	14,318
5/22	14,422	11,292	14,364
6/22	13,756	11,115	13,736
7/22	14,384	11,387	14,319
8/22	13,973	11,065	13,952
9/22	13,166	10,587	13,155
10/22	13,474	10,450	13,496
11/22	14,050	10,834	14,076
12/22	13,730	10,785	13,838
1/23	14,337	11,117	14,411
2/23	14,027	10,829	14,149
3/23	14,310	11,104	14,429
4/23	14,418	11,172	14,546
5/23	14,283	11,050	14,402
6/23	14,594	11,011	14,706
7/23	14,782	11,003	14,916
8/23	14,607	10,933	14,720
9/23	14,189	10,655	14,314
10/23	13,946	10,487	14,044
11/23	14,702	10,962	14,837
12/23	15,255	11,381	15,412
1/24	15,283	11,350	15,430
2/24	15,451	11,190	15,569
3/24	15,744	11,293	15,830
4/24	15,367	11,008	15,458
5/24	15,758	11,194	15,842
6/24	15,897	11,300	16,018
7/24	16,218	11,564	16,343
8/24	16,455	11,731	16,601
9/24	16,693	11,888	16,861
10/24	16,372	11,593	16,518

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	17.39%	5.04%	5.05%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2015 Index	17.62%	5.07%	5.15%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 324,480,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$324,480 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 23.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199319
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	Class J
Trading Symbol	PHJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $17,076	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,214	10,071	10,106
12/14	10,070	10,080	10,040
1/15	10,119	10,292	10,024
2/15	10,415	10,195	10,320
3/15	10,352	10,242	10,275
4/15	10,442	10,206	10,347
5/15	10,450	10,181	10,382
6/15	10,284	10,070	10,219
7/15	10,333	10,140	10,325
8/15	9,951	10,125	9,926
9/15	9,795	10,194	9,762
10/15	10,193	10,196	10,178
11/15	10,181	10,169	10,173
12/15	10,022	10,136	10,021
1/16	9,749	10,275	9,755
2/16	9,737	10,348	9,749
3/16	10,194	10,443	10,198
4/16	10,265	10,483	10,268
5/16	10,335	10,486	10,334
6/16	10,396	10,674	10,400
7/16	10,654	10,742	10,645
8/16	10,673	10,730	10,660
9/16	10,702	10,723	10,690
10/16	10,523	10,641	10,532
11/16	10,573	10,390	10,596
12/16	10,700	10,404	10,745
1/17	10,867	10,425	10,889
2/17	11,046	10,495	11,081
3/17	11,097	10,489	11,139
4/17	11,222	10,570	11,256
5/17	11,336	10,651	11,382
6/17	11,376	10,641	11,423
7/17	11,565	10,687	11,576
8/17	11,616	10,782	11,608
9/17	11,762	10,731	11,744
10/17	11,886	10,737	11,872
11/17	12,011	10,723	12,019
12/17	12,115	10,773	12,120
1/18	12,417	10,649	12,377
2/18	12,056	10,548	12,074
3/18	11,980	10,615	12,008
4/18	12,002	10,536	12,035
5/18	12,110	10,611	12,148
6/18	12,067	10,598	12,139
7/18	12,273	10,601	12,317
8/18	12,404	10,669	12,441
9/18	12,371	10,600	12,422
10/18	11,785	10,517	11,901
11/18	11,872	10,579	12,031
12/18	11,413	10,774	11,616
1/19	11,974	10,888	12,153
2/19	12,143	10,882	12,337
3/19	12,311	11,091	12,481
4/19	12,547	11,094	12,702
5/19	12,221	11,291	12,388
6/19	12,681	11,432	12,840
7/19	12,715	11,458	12,890
8/19	12,692	11,755	12,873
9/19	12,793	11,692	12,990
10/19	12,951	11,727	13,159
11/19	13,119	11,721	13,325
12/19	13,361	11,713	13,535
1/20	13,384	11,938	13,553
2/20	12,979	12,153	13,085
3/20	11,974	12,082	12,107
4/20	12,725	12,297	12,862
5/20	13,083	12,354	13,193
6/20	13,291	12,432	13,396
7/20	13,754	12,617	13,789
8/20	14,124	12,515	14,096
9/20	13,927	12,509	13,897
10/20	13,777	12,453	13,756
11/20	14,621	12,575	14,589
12/20	15,016	12,592	14,921
1/21	14,980	12,502	14,875
2/21	15,125	12,321	14,992
3/21	15,343	12,168	15,139
4/21	15,730	12,264	15,488
5/21	15,851	12,304	15,613
6/21	15,948	12,390	15,729
7/21	16,093	12,529	15,857
8/21	16,287	12,505	16,040
9/21	15,876	12,397	15,692
10/21	16,299	12,393	16,068
11/21	16,130	12,430	15,889
12/21	16,492	12,398	16,228
1/22	15,915	12,131	15,665
2/22	15,672	11,996	15,471
3/22	15,633	11,662	15,463
4/22	14,812	11,220	14,675
5/22	14,864	11,292	14,727
6/22	14,107	11,115	14,020
7/22	14,812	11,387	14,657
8/22	14,363	11,065	14,252
9/22	13,453	10,587	13,378
10/22	13,850	10,450	13,750
11/22	14,479	10,834	14,412
12/22	14,112	10,785	14,149
1/23	14,770	11,117	14,796
2/23	14,441	10,829	14,494
3/23	14,743	11,104	14,790
4/23	14,853	11,172	14,921
5/23	14,702	11,050	14,754
6/23	15,086	11,011	15,122
7/23	15,319	11,003	15,371
8/23	15,100	10,933	15,151
9/23	14,633	10,655	14,709
10/23	14,345	10,487	14,410
11/23	15,182	10,962	15,273
12/23	15,799	11,381	15,892
1/24	15,813	11,350	15,910
2/24	16,069	11,190	16,105
3/24	16,395	11,293	16,401
4/24	15,969	11,008	15,995
5/24	16,423	11,194	16,419
6/24	16,565	11,300	16,610
7/24	16,905	11,564	16,954
8/24	17,161	11,731	17,233
9/24	17,416	11,888	17,511
10/24	17,076	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	19.03%	5.69%	5.50%
Class J Shares Including Sales Charge	18.03%	5.69%	5.50%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 540,148,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$540,148 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 25.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145314
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	Institutional
Trading Symbol	PHTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $17,401	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,216	10,071	10,106
12/14	10,074	10,080	10,040
1/15	10,125	10,292	10,024
2/15	10,424	10,195	10,320
3/15	10,362	10,242	10,275
4/15	10,454	10,206	10,347
5/15	10,465	10,181	10,382
6/15	10,300	10,070	10,219
7/15	10,351	10,140	10,325
8/15	9,971	10,125	9,926
9/15	9,816	10,194	9,762
10/15	10,218	10,196	10,178
11/15	10,207	10,169	10,173
12/15	10,050	10,136	10,021
1/16	9,779	10,275	9,755
2/16	9,768	10,348	9,749
3/16	10,228	10,443	10,198
4/16	10,301	10,483	10,268
5/16	10,375	10,486	10,334
6/16	10,437	10,674	10,400
7/16	10,699	10,742	10,645
8/16	10,720	10,730	10,660
9/16	10,751	10,723	10,690
10/16	10,573	10,641	10,532
11/16	10,626	10,390	10,596
12/16	10,756	10,404	10,745
1/17	10,926	10,425	10,889
2/17	11,108	10,495	11,081
3/17	11,161	10,489	11,139
4/17	11,290	10,570	11,256
5/17	11,407	10,651	11,382
6/17	11,450	10,641	11,423
7/17	11,642	10,687	11,576
8/17	11,696	10,782	11,608
9/17	11,845	10,731	11,744
10/17	11,973	10,737	11,872
11/17	12,101	10,723	12,019
12/17	12,209	10,773	12,120
1/18	12,516	10,649	12,377
2/18	12,154	10,548	12,074
3/18	12,089	10,615	12,008
4/18	12,110	10,536	12,035
5/18	12,231	10,611	12,148
6/18	12,187	10,598	12,139
7/18	12,395	10,601	12,317
8/18	12,527	10,669	12,441
9/18	12,494	10,600	12,422
10/18	11,913	10,517	11,901
11/18	11,990	10,579	12,031
12/18	11,545	10,774	11,616
1/19	12,099	10,888	12,153
2/19	12,280	10,882	12,337
3/19	12,450	11,091	12,481
4/19	12,688	11,094	12,702
5/19	12,360	11,291	12,388
6/19	12,835	11,432	12,840
7/19	12,869	11,458	12,890
8/19	12,846	11,755	12,873
9/19	12,959	11,692	12,990
10/19	13,118	11,727	13,159
11/19	13,288	11,721	13,325
12/19	13,527	11,713	13,535
1/20	13,562	11,938	13,553
2/20	13,154	12,153	13,085
3/20	12,127	12,082	12,107
4/20	12,897	12,297	12,862
5/20	13,259	12,354	13,193
6/20	13,480	12,432	13,396
7/20	13,947	12,617	13,789
8/20	14,321	12,515	14,096
9/20	14,122	12,509	13,897
10/20	13,971	12,453	13,756
11/20	14,823	12,575	14,589
12/20	15,234	12,592	14,921
1/21	15,197	12,502	14,875
2/21	15,344	12,321	14,992
3/21	15,564	12,168	15,139
4/21	15,968	12,264	15,488
5/21	16,090	12,304	15,613
6/21	16,200	12,390	15,729
7/21	16,347	12,529	15,857
8/21	16,542	12,505	16,040
9/21	16,127	12,397	15,692
10/21	16,555	12,393	16,068
11/21	16,383	12,430	15,889
12/21	16,751	12,398	16,228
1/22	16,181	12,131	15,665
2/22	15,922	11,996	15,471
3/22	15,883	11,662	15,463
4/22	15,053	11,220	14,675
5/22	15,105	11,292	14,727
6/22	14,340	11,115	14,020
7/22	15,053	11,387	14,657
8/22	14,599	11,065	14,252
9/22	13,691	10,587	13,378
10/22	14,080	10,450	13,750
11/22	14,729	10,834	14,412
12/22	14,348	10,785	14,149
1/23	15,028	11,117	14,796
2/23	14,695	10,829	14,494
3/23	15,000	11,104	14,790
4/23	15,111	11,172	14,921
5/23	14,958	11,050	14,754
6/23	15,347	11,011	15,122
7/23	15,583	11,003	15,371
8/23	15,375	10,933	15,151
9/23	14,903	10,655	14,709
10/23	14,611	10,487	14,410
11/23	15,458	10,962	15,273
12/23	16,080	11,381	15,892
1/24	16,109	11,350	15,910
2/24	16,353	11,190	16,105
3/24	16,698	11,293	16,401
4/24	16,267	11,008	15,995
5/24	16,727	11,194	16,419
6/24	16,870	11,300	16,610
7/24	17,215	11,564	16,954
8/24	17,488	11,731	17,233
9/24	17,746	11,888	17,511
10/24	17,401	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	19.09%	5.81%	5.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 540,148,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$540,148 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 25.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159888
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2020 Fund
Class Name	R-6
Trading Symbol	PLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2020 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2020. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $17,440	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2020 Index $17,148
10/14	10,000	10,000	10,000
11/14	10,216	10,071	10,106
12/14	10,074	10,080	10,040
1/15	10,125	10,292	10,024
2/15	10,424	10,195	10,320
3/15	10,362	10,242	10,275
4/15	10,454	10,206	10,347
5/15	10,465	10,181	10,382
6/15	10,300	10,070	10,219
7/15	10,351	10,140	10,325
8/15	9,971	10,125	9,926
9/15	9,816	10,194	9,762
10/15	10,207	10,196	10,178
11/15	10,197	10,169	10,173
12/15	10,050	10,136	10,021
1/16	9,779	10,275	9,755
2/16	9,768	10,348	9,749
3/16	10,228	10,443	10,198
4/16	10,301	10,483	10,268
5/16	10,364	10,486	10,334
6/16	10,427	10,674	10,400
7/16	10,699	10,742	10,645
8/16	10,709	10,730	10,660
9/16	10,751	10,723	10,690
10/16	10,573	10,641	10,532
11/16	10,626	10,390	10,596
12/16	10,756	10,404	10,745
1/17	10,927	10,425	10,889
2/17	11,119	10,495	11,081
3/17	11,162	10,489	11,139
4/17	11,290	10,570	11,256
5/17	11,418	10,651	11,382
6/17	11,461	10,641	11,423
7/17	11,642	10,687	11,576
8/17	11,706	10,782	11,608
9/17	11,856	10,731	11,744
10/17	11,984	10,737	11,872
11/17	12,112	10,723	12,019
12/17	12,212	10,773	12,120
1/18	12,518	10,649	12,377
2/18	12,157	10,548	12,074
3/18	12,102	10,615	12,008
4/18	12,124	10,536	12,035
5/18	12,233	10,611	12,148
6/18	12,190	10,598	12,139
7/18	12,409	10,601	12,317
8/18	12,540	10,669	12,441
9/18	12,507	10,600	12,422
10/18	11,916	10,517	11,901
11/18	12,003	10,579	12,031
12/18	11,552	10,774	11,616
1/19	12,107	10,888	12,153
2/19	12,288	10,882	12,337
3/19	12,458	11,091	12,481
4/19	12,696	11,094	12,702
5/19	12,368	11,291	12,388
6/19	12,843	11,432	12,840
7/19	12,877	11,458	12,890
8/19	12,855	11,755	12,873
9/19	12,968	11,692	12,990
10/19	13,126	11,727	13,159
11/19	13,296	11,721	13,325
12/19	13,540	11,713	13,535
1/20	13,575	11,938	13,553
2/20	13,166	12,153	13,085
3/20	12,138	12,082	12,107
4/20	12,909	12,297	12,862
5/20	13,271	12,354	13,193
6/20	13,493	12,432	13,396
7/20	13,960	12,617	13,789
8/20	14,346	12,515	14,096
9/20	14,136	12,509	13,897
10/20	13,984	12,453	13,756
11/20	14,848	12,575	14,589
12/20	15,254	12,592	14,921
1/21	15,217	12,502	14,875
2/21	15,364	12,321	14,992
3/21	15,596	12,168	15,139
4/21	15,988	12,264	15,488
5/21	16,110	12,304	15,613
6/21	16,221	12,390	15,729
7/21	16,368	12,529	15,857
8/21	16,563	12,505	16,040
9/21	16,147	12,397	15,692
10/21	16,576	12,393	16,068
11/21	16,417	12,430	15,889
12/21	16,779	12,398	16,228
1/22	16,207	12,131	15,665
2/22	15,948	11,996	15,471
3/22	15,922	11,662	15,463
4/22	15,077	11,220	14,675
5/22	15,129	11,292	14,727
6/22	14,363	11,115	14,020
7/22	15,090	11,387	14,657
8/22	14,623	11,065	14,252
9/22	13,714	10,587	13,378
10/22	14,103	10,450	13,750
11/22	14,753	10,834	14,412
12/22	14,376	10,785	14,149
1/23	15,057	11,117	14,796
2/23	14,723	10,829	14,494
3/23	15,029	11,104	14,790
4/23	15,141	11,172	14,921
5/23	14,988	11,050	14,754
6/23	15,391	11,011	15,122
7/23	15,627	11,003	15,371
8/23	15,405	10,933	15,151
9/23	14,932	10,655	14,709
10/23	14,640	10,487	14,410
11/23	15,488	10,962	15,273
12/23	16,131	11,381	15,892
1/24	16,145	11,350	15,910
2/24	16,390	11,190	16,105
3/24	16,750	11,293	16,401
4/24	16,304	11,008	15,995
5/24	16,764	11,194	16,419
6/24	16,908	11,300	16,610
7/24	17,268	11,564	16,954
8/24	17,527	11,731	17,233
9/24	17,786	11,888	17,511
10/24	17,440	11,593	17,148

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	19.13%	5.85%	5.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2020 Index	19.00%	5.44%	5.54%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 540,148,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$540,148 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 25.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199320
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	Class J
Trading Symbol	PHJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $18,173	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,233	10,071	10,107
12/14	10,082	10,080	10,026
1/15	10,132	10,292	9,983
2/15	10,459	10,195	10,327
3/15	10,395	10,242	10,271
4/15	10,485	10,206	10,361
5/15	10,504	10,181	10,403
6/15	10,327	10,070	10,229
7/15	10,386	10,140	10,341
8/15	9,943	10,125	9,894
9/15	9,777	10,194	9,706
10/15	10,226	10,196	10,170
11/15	10,204	10,169	10,169
12/15	10,040	10,136	10,001
1/16	9,714	10,275	9,690
2/16	9,702	10,348	9,672
3/16	10,201	10,443	10,165
4/16	10,272	10,483	10,241
5/16	10,353	10,486	10,314
6/16	10,403	10,674	10,368
7/16	10,693	10,742	10,640
8/16	10,711	10,730	10,659
9/16	10,741	10,723	10,691
10/16	10,540	10,641	10,520
11/16	10,632	10,390	10,618
12/16	10,768	10,404	10,783
1/17	10,956	10,425	10,944
2/17	11,156	10,495	11,156
3/17	11,206	10,489	11,223
4/17	11,352	10,570	11,347
5/17	11,477	10,651	11,485
6/17	11,528	10,641	11,536
7/17	11,737	10,687	11,715
8/17	11,798	10,782	11,740
9/17	11,965	10,731	11,908
10/17	12,111	10,737	12,061
11/17	12,267	10,723	12,239
12/17	12,377	10,773	12,352
1/18	12,742	10,649	12,681
2/18	12,329	10,548	12,328
3/18	12,253	10,615	12,237
4/18	12,285	10,536	12,279
5/18	12,404	10,611	12,402
6/18	12,361	10,598	12,388
7/18	12,599	10,601	12,601
8/18	12,740	10,669	12,740
9/18	12,707	10,600	12,725
10/18	12,015	10,517	12,106
11/18	12,112	10,579	12,255
12/18	11,545	10,774	11,732
1/19	12,183	10,888	12,353
2/19	12,395	10,882	12,573
3/19	12,552	11,091	12,714
4/19	12,832	11,094	12,978
5/19	12,418	11,291	12,569
6/19	12,955	11,432	13,094
7/19	12,988	11,458	13,146
8/19	12,932	11,755	13,076
9/19	13,066	11,692	13,230
10/19	13,245	11,727	13,432
11/19	13,458	11,721	13,630
12/19	13,729	11,713	13,887
1/20	13,741	11,938	13,867
2/20	13,210	12,153	13,263
3/20	12,009	12,082	12,092
4/20	12,875	12,297	12,955
5/20	13,279	12,354	13,338
6/20	13,521	12,432	13,573
7/20	14,053	12,617	14,021
8/20	14,514	12,515	14,420
9/20	14,260	12,509	14,169
10/20	14,087	12,453	14,004
11/20	15,103	12,575	15,029
12/20	15,577	12,592	15,445
1/21	15,529	12,502	15,402
2/21	15,746	12,321	15,594
3/21	16,034	12,168	15,813
4/21	16,492	12,264	16,239
5/21	16,636	12,304	16,390
6/21	16,757	12,390	16,514
7/21	16,901	12,529	16,644
8/21	17,142	12,505	16,865
9/21	16,648	12,397	16,459
10/21	17,178	12,393	16,907
11/21	16,973	12,430	16,688
12/21	17,418	12,398	17,093
1/22	16,760	12,131	16,460
2/22	16,456	11,996	16,235
3/22	16,481	11,662	16,268
4/22	15,518	11,220	15,376
5/22	15,582	11,292	15,436
6/22	14,708	11,115	14,632
7/22	15,518	11,387	15,336
8/22	15,012	11,065	14,909
9/22	13,998	10,587	13,963
10/22	14,480	10,450	14,428
11/22	15,202	10,834	15,157
12/22	14,752	10,785	14,849
1/23	15,509	11,117	15,565
2/23	15,144	10,829	15,252
3/23	15,468	11,104	15,550
4/23	15,590	11,172	15,696
5/23	15,428	11,050	15,522
6/23	15,901	11,011	15,941
7/23	16,171	11,003	16,227
8/23	15,914	10,933	15,976
9/23	15,387	10,655	15,496
10/23	15,063	10,487	15,163
11/23	16,009	10,962	16,107
12/23	16,691	11,381	16,778
1/24	16,705	11,350	16,793
2/24	17,040	11,190	17,026
3/24	17,432	11,293	17,354
4/24	16,928	11,008	16,916
5/24	17,460	11,194	17,380
6/24	17,613	11,300	17,581
7/24	17,977	11,564	17,954
8/24	18,270	11,731	18,261
9/24	18,550	11,888	18,565
10/24	18,173	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	20.64%	6.53%	6.16%
Class J Shares Including Sales Charge	19.64%	6.53%	6.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 887,158,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$887,158 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 22.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145317
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	Institutional
Trading Symbol	PHTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $18,498	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,235	10,071	10,107
12/14	10,086	10,080	10,026
1/15	10,138	10,292	9,983
2/15	10,467	10,195	10,327
3/15	10,405	10,242	10,271
4/15	10,498	10,206	10,361
5/15	10,518	10,181	10,403
6/15	10,343	10,070	10,229
7/15	10,405	10,140	10,341
8/15	9,963	10,125	9,894
9/15	9,798	10,194	9,706
10/15	10,251	10,196	10,170
11/15	10,230	10,169	10,169
12/15	10,068	10,136	10,001
1/16	9,743	10,275	9,690
2/16	9,733	10,348	9,672
3/16	10,235	10,443	10,165
4/16	10,308	10,483	10,241
5/16	10,392	10,486	10,314
6/16	10,445	10,674	10,368
7/16	10,738	10,742	10,640
8/16	10,758	10,730	10,659
9/16	10,790	10,723	10,691
10/16	10,591	10,641	10,520
11/16	10,685	10,390	10,618
12/16	10,824	10,404	10,783
1/17	11,016	10,425	10,944
2/17	11,218	10,495	11,156
3/17	11,272	10,489	11,223
4/17	11,421	10,570	11,347
5/17	11,549	10,651	11,485
6/17	11,602	10,641	11,536
7/17	11,816	10,687	11,715
8/17	11,879	10,782	11,740
9/17	12,050	10,731	11,908
10/17	12,199	10,737	12,061
11/17	12,359	10,723	12,239
12/17	12,473	10,773	12,352
1/18	12,844	10,649	12,681
2/18	12,429	10,548	12,328
3/18	12,353	10,615	12,237
4/18	12,385	10,536	12,279
5/18	12,516	10,611	12,402
6/18	12,462	10,598	12,388
7/18	12,713	10,601	12,601
8/18	12,854	10,669	12,740
9/18	12,822	10,600	12,725
10/18	12,134	10,517	12,106
11/18	12,232	10,579	12,255
12/18	11,657	10,774	11,732
1/19	12,311	10,888	12,353
2/19	12,526	10,882	12,573
3/19	12,683	11,091	12,714
4/19	12,977	11,094	12,978
5/19	12,548	11,291	12,569
6/19	13,101	11,432	13,094
7/19	13,135	11,458	13,146
8/19	13,078	11,755	13,076
9/19	13,214	11,692	13,230
10/19	13,406	11,727	13,432
11/19	13,609	11,721	13,630
12/19	13,899	11,713	13,887
1/20	13,899	11,938	13,867
2/20	13,374	12,153	13,263
3/20	12,162	12,082	12,092
4/20	13,036	12,297	12,955
5/20	13,444	12,354	13,338
6/20	13,689	12,432	13,573
7/20	14,225	12,617	14,021
8/20	14,703	12,515	14,420
9/20	14,447	12,509	14,169
10/20	14,272	12,453	14,004
11/20	15,298	12,575	15,029
12/20	15,790	12,592	15,445
1/21	15,754	12,502	15,402
2/21	15,961	12,321	15,594
3/21	16,265	12,168	15,813
4/21	16,727	12,264	16,239
5/21	16,873	12,304	16,390
6/21	16,995	12,390	16,514
7/21	17,153	12,529	16,644
8/21	17,396	12,505	16,865
9/21	16,897	12,397	16,459
10/21	17,433	12,393	16,907
11/21	17,226	12,430	16,688
12/21	17,679	12,398	17,093
1/22	17,013	12,131	16,460
2/22	16,718	11,996	16,235
3/22	16,731	11,662	16,268
4/22	15,758	11,220	15,376
5/22	15,834	11,292	15,436
6/22	14,938	11,115	14,632
7/22	15,758	11,387	15,336
8/22	15,245	11,065	14,909
9/22	14,220	10,587	13,963
10/22	14,707	10,450	14,428
11/22	15,450	10,834	15,157
12/22	14,997	10,785	14,849
1/23	15,763	11,117	15,565
2/23	15,394	10,829	15,252
3/23	15,722	11,104	15,550
4/23	15,845	11,172	15,696
5/23	15,681	11,050	15,522
6/23	16,173	11,011	15,941
7/23	16,446	11,003	16,227
8/23	16,187	10,933	15,976
9/23	15,654	10,655	15,496
10/23	15,325	10,487	15,163
11/23	16,282	10,962	16,107
12/23	16,984	11,381	16,778
1/24	16,998	11,350	16,793
2/24	17,337	11,190	17,026
3/24	17,734	11,293	17,354
4/24	17,238	11,008	16,916
5/24	17,762	11,194	17,380
6/24	17,918	11,300	17,581
7/24	18,314	11,564	17,954
8/24	18,597	11,731	18,261
9/24	18,880	11,888	18,565
10/24	18,498	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	20.70%	6.65%	6.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 887,158,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$887,158 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 22.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159889
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2025 Fund
Class Name	R-6
Trading Symbol	PLFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2025. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $18,545	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date 2025 Index $18,162
10/14	10,000	10,000	10,000
11/14	10,235	10,071	10,107
12/14	10,086	10,080	10,026
1/15	10,138	10,292	9,983
2/15	10,467	10,195	10,327
3/15	10,405	10,242	10,271
4/15	10,498	10,206	10,361
5/15	10,518	10,181	10,403
6/15	10,343	10,070	10,229
7/15	10,405	10,140	10,341
8/15	9,973	10,125	9,894
9/15	9,798	10,194	9,706
10/15	10,251	10,196	10,170
11/15	10,240	10,169	10,169
12/15	10,078	10,136	10,001
1/16	9,754	10,275	9,690
2/16	9,733	10,348	9,672
3/16	10,246	10,443	10,165
4/16	10,319	10,483	10,241
5/16	10,402	10,486	10,314
6/16	10,455	10,674	10,368
7/16	10,748	10,742	10,640
8/16	10,769	10,730	10,659
9/16	10,800	10,723	10,691
10/16	10,601	10,641	10,520
11/16	10,696	10,390	10,618
12/16	10,834	10,404	10,783
1/17	11,026	10,425	10,944
2/17	11,229	10,495	11,156
3/17	11,293	10,489	11,223
4/17	11,431	10,570	11,347
5/17	11,559	10,651	11,485
6/17	11,612	10,641	11,536
7/17	11,815	10,687	11,715
8/17	11,879	10,782	11,740
9/17	12,060	10,731	11,908
10/17	12,210	10,737	12,061
11/17	12,370	10,723	12,239
12/17	12,473	10,773	12,352
1/18	12,844	10,649	12,681
2/18	12,440	10,548	12,328
3/18	12,363	10,615	12,237
4/18	12,396	10,536	12,279
5/18	12,527	10,611	12,402
6/18	12,473	10,598	12,388
7/18	12,724	10,601	12,601
8/18	12,865	10,669	12,740
9/18	12,833	10,600	12,725
10/18	12,145	10,517	12,106
11/18	12,243	10,579	12,255
12/18	11,673	10,774	11,732
1/19	12,316	10,888	12,353
2/19	12,531	10,882	12,573
3/19	12,700	11,091	12,714
4/19	12,982	11,094	12,978
5/19	12,564	11,291	12,569
6/19	13,118	11,432	13,094
7/19	13,152	11,458	13,146
8/19	13,084	11,755	13,076
9/19	13,231	11,692	13,230
10/19	13,422	11,727	13,432
11/19	13,626	11,721	13,630
12/19	13,908	11,713	13,887
1/20	13,920	11,938	13,867
2/20	13,383	12,153	13,263
3/20	12,170	12,082	12,092
4/20	13,057	12,297	12,955
5/20	13,465	12,354	13,338
6/20	13,710	12,432	13,573
7/20	14,247	12,617	14,021
8/20	14,713	12,515	14,420
9/20	14,468	12,509	14,169
10/20	14,293	12,453	14,004
11/20	15,320	12,575	15,029
12/20	15,817	12,592	15,445
1/21	15,768	12,502	15,402
2/21	15,988	12,321	15,594
3/21	16,280	12,168	15,813
4/21	16,755	12,264	16,239
5/21	16,901	12,304	16,390
6/21	17,023	12,390	16,514
7/21	17,169	12,529	16,644
8/21	17,424	12,505	16,865
9/21	16,925	12,397	16,459
10/21	17,461	12,393	16,907
11/21	17,254	12,430	16,688
12/21	17,713	12,398	17,093
1/22	17,046	12,131	16,460
2/22	16,738	11,996	16,235
3/22	16,764	11,662	16,268
4/22	15,789	11,220	15,376
5/22	15,853	11,292	15,436
6/22	14,968	11,115	14,632
7/22	15,789	11,387	15,336
8/22	15,276	11,065	14,909
9/22	14,250	10,587	13,963
10/22	14,737	10,450	14,428
11/22	15,481	10,834	15,157
12/22	15,020	10,785	14,849
1/23	15,800	11,117	15,565
2/23	15,431	10,829	15,252
3/23	15,759	11,104	15,550
4/23	15,882	11,172	15,696
5/23	15,718	11,050	15,522
6/23	16,211	11,011	15,941
7/23	16,485	11,003	16,227
8/23	16,225	10,933	15,976
9/23	15,677	10,655	15,496
10/23	15,348	10,487	15,163
11/23	16,320	10,962	16,107
12/23	17,014	11,381	16,778
1/24	17,043	11,350	16,793
2/24	17,369	11,190	17,026
3/24	17,780	11,293	17,354
4/24	17,269	11,008	16,916
5/24	17,808	11,194	17,380
6/24	17,964	11,300	17,581
7/24	18,347	11,564	17,954
8/24	18,645	11,731	18,261
9/24	18,928	11,888	18,565
10/24	18,545	11,593	18,162

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	20.83%	6.68%	6.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date 2025 Index	19.78%	6.22%	6.15%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 887,158,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$887,158 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 22.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199321
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	Class J
Trading Symbol	PHJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $19,202	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,253	10,252	10,113
12/14	10,099	10,246	10,024
1/15	10,117	9,952	9,960
2/15	10,485	10,519	10,345
3/15	10,411	10,388	10,282
4/15	10,511	10,456	10,382
5/15	10,540	10,596	10,431
6/15	10,353	10,406	10,250
7/15	10,413	10,598	10,365
8/15	9,939	9,965	9,876
9/15	9,753	9,709	9,667
10/15	10,232	10,500	10,174
11/15	10,220	10,547	10,176
12/15	10,057	10,349	9,994
1/16	9,690	9,826	9,642
2/16	9,668	9,828	9,614
3/16	10,207	10,511	10,146
4/16	10,278	10,561	10,226
5/16	10,369	10,754	10,307
6/16	10,398	10,785	10,351
7/16	10,719	11,192	10,645
8/16	10,737	11,214	10,667
9/16	10,766	11,213	10,701
10/16	10,556	10,993	10,518
11/16	10,679	11,464	10,648
12/16	10,824	11,698	10,828
1/17	11,034	11,909	11,005
2/17	11,255	12,360	11,233
3/17	11,317	12,369	11,310
4/17	11,463	12,494	11,440
5/17	11,598	12,638	11,588
6/17	11,670	12,735	11,650
7/17	11,890	12,983	11,851
8/17	11,952	12,994	11,869
9/17	12,151	13,301	12,070
10/17	12,318	13,605	12,246
11/17	12,495	14,030	12,456
12/17	12,613	14,170	12,581
1/18	13,055	14,939	12,981
2/18	12,597	14,380	12,577
3/18	12,499	14,067	12,462
4/18	12,531	14,118	12,519
5/18	12,673	14,492	12,655
6/18	12,607	14,582	12,636
7/18	12,879	15,102	12,889
8/18	13,042	15,601	13,042
9/18	12,998	15,654	13,034
10/18	12,216	14,538	12,305
11/18	12,325	14,842	12,472
12/18	11,659	13,467	11,827
1/19	12,380	14,577	12,541
2/19	12,605	15,060	12,801
3/19	12,774	15,304	12,938
4/19	13,089	15,923	13,250
5/19	12,594	14,884	12,735
6/19	13,202	15,940	13,338
7/19	13,236	16,165	13,394
8/19	13,134	15,870	13,262
9/19	13,292	16,185	13,455
10/19	13,506	16,523	13,691
11/19	13,731	17,114	13,928
12/19	14,059	17,628	14,237
1/20	14,035	17,575	14,173
2/20	13,394	16,108	13,419
3/20	12,029	14,001	12,047
4/20	13,009	15,806	13,022
5/20	13,464	16,580	13,462
6/20	13,732	16,909	13,727
7/20	14,327	17,847	14,225
8/20	14,864	19,080	14,717
9/20	14,572	18,357	14,416
10/20	14,374	17,938	14,226
11/20	15,541	19,966	15,434
12/20	16,088	20,787	15,933
1/21	16,039	20,647	15,890
2/21	16,320	21,293	16,156
3/21	16,673	22,224	16,448
4/21	17,196	23,378	16,951
5/21	17,367	23,543	17,129
6/21	17,489	24,032	17,257
7/21	17,647	24,544	17,385
8/21	17,939	25,268	17,657
9/21	17,367	24,117	17,178
10/21	18,000	25,769	17,721
11/21	17,757	25,547	17,441
12/21	18,309	26,700	17,941
1/22	17,513	25,274	17,213
2/22	17,128	24,602	16,961
3/22	17,192	25,462	17,056
4/22	16,088	23,270	16,041
5/22	16,139	23,329	16,106
6/22	15,138	21,384	15,144
7/22	16,075	23,379	15,968
8/22	15,484	22,437	15,482
9/22	14,354	20,367	14,390
10/22	14,932	22,066	14,975
11/22	15,767	23,298	15,817
12/22	15,220	21,953	15,436
1/23	16,107	23,388	16,267
2/23	15,705	22,833	15,916
3/23	16,024	23,525	16,235
4/23	16,163	23,835	16,403
5/23	15,996	23,879	16,203
6/23	16,578	25,498	16,754
7/23	16,897	26,345	17,117
8/23	16,592	25,889	16,815
9/23	15,955	24,641	16,254
10/23	15,566	24,054	15,866
11/23	16,675	26,238	16,956
12/23	17,482	27,544	17,719
1/24	17,482	27,912	17,733
2/24	17,898	29,397	18,080
3/24	18,356	30,383	18,474
4/24	17,754	29,097	17,958
5/24	18,370	30,531	18,509
6/24	18,557	31,496	18,738
7/24	18,987	32,029	19,158
8/24	19,316	32,728	19,514
9/24	19,631	33,399	19,858
10/24	19,202	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	23.35%	7.29%	6.74%
Class J Shares Including Sales Charge	22.35%	7.29%	6.74%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 982,013,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$982,013 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 28.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145320
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	Institutional
Trading Symbol	PHTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $19,600	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,255	10,252	10,113
12/14	10,103	10,246	10,024
1/15	10,123	9,952	9,960
2/15	10,493	10,519	10,345
3/15	10,421	10,388	10,282
4/15	10,524	10,456	10,382
5/15	10,555	10,596	10,431
6/15	10,370	10,406	10,250
7/15	10,431	10,598	10,365
8/15	9,959	9,965	9,876
9/15	9,774	9,709	9,667
10/15	10,257	10,500	10,174
11/15	10,247	10,547	10,176
12/15	10,085	10,349	9,994
1/16	9,719	9,826	9,642
2/16	9,699	9,828	9,614
3/16	10,241	10,511	10,146
4/16	10,315	10,561	10,226
5/16	10,409	10,754	10,307
6/16	10,440	10,785	10,351
7/16	10,763	11,192	10,645
8/16	10,784	11,214	10,667
9/16	10,816	11,213	10,701
10/16	10,607	10,993	10,518
11/16	10,732	11,464	10,648
12/16	10,881	11,698	10,828
1/17	11,094	11,909	11,005
2/17	11,318	12,360	11,233
3/17	11,383	12,369	11,310
4/17	11,532	12,494	11,440
5/17	11,671	12,638	11,588
6/17	11,746	12,735	11,650
7/17	11,970	12,983	11,851
8/17	12,034	12,994	11,869
9/17	12,237	13,301	12,070
10/17	12,408	13,605	12,246
11/17	12,589	14,030	12,456
12/17	12,710	14,170	12,581
1/18	13,159	14,939	12,981
2/18	12,699	14,380	12,577
3/18	12,611	14,067	12,462
4/18	12,644	14,118	12,519
5/18	12,787	14,492	12,655
6/18	12,721	14,582	12,636
7/18	13,005	15,102	12,889
8/18	13,170	15,601	13,042
9/18	13,137	15,654	13,034
10/18	12,338	14,538	12,305
11/18	12,447	14,842	12,472
12/18	11,782	13,467	11,827
1/19	12,509	14,577	12,541
2/19	12,748	15,060	12,801
3/19	12,918	15,304	12,938
4/19	13,248	15,923	13,250
5/19	12,737	14,884	12,735
6/19	13,362	15,940	13,338
7/19	13,396	16,165	13,394
8/19	13,293	15,870	13,262
9/19	13,464	16,185	13,455
10/19	13,680	16,523	13,691
11/19	13,918	17,114	13,928
12/19	14,246	17,628	14,237
1/20	14,223	17,575	14,173
2/20	13,574	16,108	13,419
3/20	12,196	14,001	12,047
4/20	13,186	15,806	13,022
5/20	13,657	16,580	13,462
6/20	13,928	16,909	13,727
7/20	14,529	17,847	14,225
8/20	15,083	19,080	14,717
9/20	14,788	18,357	14,416
10/20	14,588	17,938	14,226
11/20	15,766	19,966	15,434
12/20	16,345	20,787	15,933
1/21	16,296	20,647	15,890
2/21	16,579	21,293	16,156
3/21	16,936	22,224	16,448
4/21	17,477	23,378	16,951
5/21	17,637	23,543	17,129
6/21	17,773	24,032	17,257
7/21	17,945	24,544	17,385
8/21	18,240	25,268	17,657
9/21	17,650	24,117	17,178
10/21	18,290	25,769	17,721
11/21	18,056	25,547	17,441
12/21	18,619	26,700	17,941
1/22	17,814	25,274	17,213
2/22	17,425	24,602	16,961
3/22	17,489	25,462	17,056
4/22	16,360	23,270	16,041
5/22	16,412	23,329	16,106
6/22	15,399	21,384	15,144
7/22	16,360	23,379	15,968
8/22	15,763	22,437	15,482
9/22	14,620	20,367	14,390
10/22	15,204	22,066	14,975
11/22	16,061	23,298	15,817
12/22	15,500	21,953	15,436
1/23	16,412	23,388	16,267
2/23	15,991	22,833	15,916
3/23	16,328	23,525	16,235
4/23	16,468	23,835	16,403
5/23	16,286	23,879	16,203
6/23	16,903	25,498	16,754
7/23	17,226	26,345	17,117
8/23	16,917	25,889	16,815
9/23	16,272	24,641	16,254
10/23	15,865	24,054	15,866
11/23	17,001	26,238	16,956
12/23	17,815	27,544	17,719
1/24	17,815	27,912	17,733
2/24	18,251	29,397	18,080
3/24	18,729	30,383	18,474
4/24	18,106	29,097	17,958
5/24	18,744	30,531	18,509
6/24	18,932	31,496	18,738
7/24	19,368	32,029	19,158
8/24	19,716	32,728	19,514
9/24	20,021	33,399	19,858
10/24	19,600	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	23.54%	7.46%	6.96%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 982,013,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$982,013 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 28.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159890
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2030 Fund
Class Name	R-6
Trading Symbol	PLZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2030. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $19,630	S&P 1500 Index TR $33,085	S&P Target Date 2030 Index $19,416
10/14	10,000	10,000	10,000
11/14	10,255	10,252	10,113
12/14	10,103	10,246	10,024
1/15	10,123	9,952	9,960
2/15	10,493	10,519	10,345
3/15	10,421	10,388	10,282
4/15	10,524	10,456	10,382
5/15	10,555	10,596	10,431
6/15	10,370	10,406	10,250
7/15	10,431	10,598	10,365
8/15	9,959	9,965	9,876
9/15	9,774	9,709	9,667
10/15	10,257	10,500	10,174
11/15	10,247	10,547	10,176
12/15	10,085	10,349	9,994
1/16	9,719	9,826	9,642
2/16	9,699	9,828	9,614
3/16	10,241	10,511	10,146
4/16	10,315	10,561	10,226
5/16	10,409	10,754	10,307
6/16	10,440	10,785	10,351
7/16	10,763	11,192	10,645
8/16	10,784	11,214	10,667
9/16	10,826	11,213	10,701
10/16	10,607	10,993	10,518
11/16	10,732	11,464	10,648
12/16	10,891	11,698	10,828
1/17	11,094	11,909	11,005
2/17	11,329	12,360	11,233
3/17	11,393	12,369	11,310
4/17	11,532	12,494	11,440
5/17	11,681	12,638	11,588
6/17	11,735	12,735	11,650
7/17	11,970	12,983	11,851
8/17	12,034	12,994	11,869
9/17	12,237	13,301	12,070
10/17	12,407	13,605	12,246
11/17	12,589	14,030	12,456
12/17	12,712	14,170	12,581
1/18	13,150	14,939	12,981
2/18	12,701	14,380	12,577
3/18	12,602	14,067	12,462
4/18	12,635	14,118	12,519
5/18	12,777	14,492	12,655
6/18	12,723	14,582	12,636
7/18	12,996	15,102	12,889
8/18	13,161	15,601	13,042
9/18	13,128	15,654	13,034
10/18	12,340	14,538	12,305
11/18	12,449	14,842	12,472
12/18	11,778	13,467	11,827
1/19	12,505	14,577	12,541
2/19	12,744	15,060	12,801
3/19	12,926	15,304	12,938
4/19	13,244	15,923	13,250
5/19	12,733	14,884	12,735
6/19	13,358	15,940	13,338
7/19	13,392	16,165	13,394
8/19	13,290	15,870	13,262
9/19	13,460	16,185	13,455
10/19	13,676	16,523	13,691
11/19	13,915	17,114	13,928
12/19	14,247	17,628	14,237
1/20	14,223	17,575	14,173
2/20	13,574	16,108	13,419
3/20	12,195	14,001	12,047
4/20	13,197	15,806	13,022
5/20	13,657	16,580	13,462
6/20	13,928	16,909	13,727
7/20	14,542	17,847	14,225
8/20	15,084	19,080	14,717
9/20	14,789	18,357	14,416
10/20	14,589	17,938	14,226
11/20	15,780	19,966	15,434
12/20	16,352	20,787	15,933
1/21	16,303	20,647	15,890
2/21	16,587	21,293	16,156
3/21	16,944	22,224	16,448
4/21	17,486	23,378	16,951
5/21	17,646	23,543	17,129
6/21	17,782	24,032	17,257
7/21	17,954	24,544	17,385
8/21	18,250	25,268	17,657
9/21	17,659	24,117	17,178
10/21	18,312	25,769	17,721
11/21	18,065	25,547	17,441
12/21	18,635	26,700	17,941
1/22	17,828	25,274	17,213
2/22	17,438	24,602	16,961
3/22	17,503	25,462	17,056
4/22	16,372	23,270	16,041
5/22	16,437	23,329	16,106
6/22	15,423	21,384	15,144
7/22	16,372	23,379	15,968
8/22	15,787	22,437	15,482
9/22	14,629	20,367	14,390
10/22	15,227	22,066	14,975
11/22	16,073	23,298	15,817
12/22	15,517	21,953	15,436
1/23	16,430	23,388	16,267
2/23	16,009	22,833	15,916
3/23	16,346	23,525	16,235
4/23	16,487	23,835	16,403
5/23	16,318	23,879	16,203
6/23	16,922	25,498	16,754
7/23	17,246	26,345	17,117
8/23	16,936	25,889	16,815
9/23	16,290	24,641	16,254
10/23	15,896	24,054	15,866
11/23	17,021	26,238	16,956
12/23	17,841	27,544	17,719
1/24	17,841	27,912	17,733
2/24	18,278	29,397	18,080
3/24	18,757	30,383	18,474
4/24	18,132	29,097	17,958
5/24	18,757	30,531	18,509
6/24	18,961	31,496	18,738
7/24	19,397	32,029	19,158
8/24	19,746	32,728	19,514
9/24	20,052	33,399	19,858
10/24	19,630	33,085	19,416

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	23.49%	7.50%	6.98%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2030 Index	22.37%	7.24%	6.86%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 982,013,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$982,013 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 28.9% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199322
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	Class J
Trading Symbol	PHJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $20,331	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,272	10,252	10,120
12/14	10,106	10,246	10,023
1/15	10,104	9,952	9,939
2/15	10,501	10,519	10,362
3/15	10,417	10,388	10,293
4/15	10,528	10,456	10,402
5/15	10,556	10,596	10,460
6/15	10,380	10,406	10,269
7/15	10,439	10,598	10,389
8/15	9,926	9,965	9,861
9/15	9,729	9,709	9,632
10/15	10,249	10,500	10,178
11/15	10,237	10,547	10,183
12/15	10,063	10,349	9,988
1/16	9,666	9,826	9,598
2/16	9,622	9,828	9,561
3/16	10,202	10,511	10,127
4/16	10,273	10,561	10,212
5/16	10,375	10,754	10,300
6/16	10,393	10,785	10,332
7/16	10,734	11,192	10,649
8/16	10,752	11,214	10,675
9/16	10,792	11,213	10,710
10/16	10,561	10,993	10,516
11/16	10,715	11,464	10,678
12/16	10,873	11,698	10,873
1/17	11,092	11,909	11,064
2/17	11,333	12,360	11,310
3/17	11,405	12,369	11,395
4/17	11,551	12,494	11,532
5/17	11,696	12,638	11,690
6/17	11,778	12,735	11,762
7/17	12,029	12,983	11,987
8/17	12,079	12,994	11,998
9/17	12,299	13,301	12,230
10/17	12,486	13,605	12,430
11/17	12,695	14,030	12,667
12/17	12,813	14,170	12,805
1/18	13,285	14,939	13,277
2/18	12,797	14,380	12,824
3/18	12,689	14,067	12,684
4/18	12,721	14,118	12,756
5/18	12,883	14,492	12,902
6/18	12,829	14,582	12,877
7/18	13,121	15,102	13,165
8/18	13,315	15,601	13,332
9/18	13,272	15,654	13,330
10/18	12,398	14,538	12,496
11/18	12,527	14,842	12,682
12/18	11,757	13,467	11,924
1/19	12,553	14,577	12,722
2/19	12,823	15,060	13,018
3/19	12,991	15,304	13,149
4/19	13,339	15,923	13,505
5/19	12,767	14,884	12,889
6/19	13,428	15,940	13,567
7/19	13,473	16,165	13,624
8/19	13,339	15,870	13,433
9/19	13,541	16,185	13,665
10/19	13,776	16,523	13,936
11/19	14,034	17,114	14,207
12/19	14,386	17,628	14,568
1/20	14,339	17,575	14,460
2/20	13,584	16,108	13,558
3/20	12,050	14,001	11,990
4/20	13,107	15,806	13,066
5/20	13,607	16,580	13,556
6/20	13,898	16,909	13,855
7/20	14,548	17,847	14,408
8/20	15,141	19,080	15,004
9/20	14,816	18,357	14,645
10/20	14,595	17,938	14,429
11/20	15,896	19,966	15,840
12/20	16,515	20,787	16,431
1/21	16,479	20,647	16,391
2/21	16,817	21,293	16,747
3/21	17,228	22,224	17,126
4/21	17,819	23,378	17,716
5/21	18,000	23,543	17,924
6/21	18,145	24,032	18,059
7/21	18,326	24,544	18,184
8/21	18,652	25,268	18,523
9/21	17,988	24,117	17,949
10/21	18,713	25,769	18,617
11/21	18,423	25,547	18,263
12/21	19,085	26,700	18,884
1/22	18,185	25,274	18,042
2/22	17,767	24,602	17,750
3/22	17,893	25,462	17,935
4/22	16,664	23,270	16,764
5/22	16,715	23,329	16,836
6/22	15,562	21,384	15,684
7/22	16,614	23,379	16,649
8/22	15,993	22,437	16,090
9/22	14,751	20,367	14,822
10/22	15,460	22,066	15,544
11/22	16,385	23,298	16,524
12/22	15,738	21,953	16,054
1/23	16,726	23,388	17,029
2/23	16,301	22,833	16,627
3/23	16,644	23,525	16,966
4/23	16,781	23,835	17,162
5/23	16,603	23,879	16,929
6/23	17,317	25,498	17,625
7/23	17,701	26,345	18,078
8/23	17,358	25,889	17,714
9/23	16,658	24,641	17,072
10/23	16,232	24,054	16,624
11/23	17,454	26,238	17,873
12/23	18,317	27,544	18,724
1/24	18,317	27,912	18,748
2/24	18,870	29,397	19,230
3/24	19,409	30,383	19,703
4/24	18,728	29,097	19,112
5/24	19,438	30,531	19,762
6/24	19,636	31,496	20,014
7/24	20,090	32,029	20,473
8/24	20,459	32,728	20,877
9/24	20,800	33,399	21,266
10/24	20,331	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	25.26%	8.10%	7.35%
Class J Shares Including Sales Charge	24.26%	8.10%	7.35%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 714,199,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$714,199 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 21.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145323
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	Institutional
Trading Symbol	PHTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $20,753	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,274	10,252	10,120
12/14	10,110	10,246	10,023
1/15	10,110	9,952	9,939
2/15	10,509	10,519	10,362
3/15	10,427	10,388	10,293
4/15	10,540	10,456	10,402
5/15	10,571	10,596	10,460
6/15	10,397	10,406	10,269
7/15	10,458	10,598	10,389
8/15	9,946	9,965	9,861
9/15	9,751	9,709	9,632
10/15	10,274	10,500	10,178
11/15	10,263	10,547	10,183
12/15	10,091	10,349	9,988
1/16	9,695	9,826	9,598
2/16	9,653	9,828	9,561
3/16	10,237	10,511	10,127
4/16	10,310	10,561	10,212
5/16	10,414	10,754	10,300
6/16	10,435	10,785	10,332
7/16	10,779	11,192	10,649
8/16	10,800	11,214	10,675
9/16	10,841	11,213	10,710
10/16	10,612	10,993	10,516
11/16	10,768	11,464	10,678
12/16	10,929	11,698	10,873
1/17	11,153	11,909	11,064
2/17	11,397	12,360	11,310
3/17	11,471	12,369	11,395
4/17	11,620	12,494	11,532
5/17	11,769	12,638	11,690
6/17	11,854	12,735	11,762
7/17	12,109	12,983	11,987
8/17	12,163	12,994	11,998
9/17	12,386	13,301	12,230
10/17	12,577	13,605	12,430
11/17	12,790	14,030	12,667
12/17	12,912	14,170	12,805
1/18	13,390	14,939	13,277
2/18	12,901	14,380	12,824
3/18	12,803	14,067	12,684
4/18	12,836	14,118	12,756
5/18	12,999	14,492	12,902
6/18	12,944	14,582	12,877
7/18	13,238	15,102	13,165
8/18	13,434	15,601	13,332
9/18	13,401	15,654	13,330
10/18	12,520	14,538	12,496
11/18	12,651	14,842	12,682
12/18	11,880	13,467	11,924
1/19	12,694	14,577	12,722
2/19	12,966	15,060	13,018
3/19	13,136	15,304	13,149
4/19	13,498	15,923	13,505
5/19	12,921	14,884	12,889
6/19	13,588	15,940	13,567
7/19	13,634	16,165	13,624
8/19	13,509	15,870	13,433
9/19	13,713	16,185	13,665
10/19	13,950	16,523	13,936
11/19	14,222	17,114	14,207
12/19	14,574	17,628	14,568
1/20	14,539	17,575	14,460
2/20	13,765	16,108	13,558
3/20	12,216	14,001	11,990
4/20	13,283	15,806	13,066
5/20	13,788	16,580	13,556
6/20	14,093	16,909	13,855
7/20	14,750	17,847	14,408
8/20	15,360	19,080	15,004
9/20	15,032	18,357	14,645
10/20	14,809	17,938	14,429
11/20	16,123	19,966	15,840
12/20	16,778	20,787	16,431
1/21	16,729	20,647	16,391
2/21	17,071	21,293	16,747
3/21	17,498	22,224	17,126
4/21	18,108	23,378	17,716
5/21	18,291	23,543	17,924
6/21	18,426	24,032	18,059
7/21	18,621	24,544	18,184
8/21	18,962	25,268	18,523
9/21	18,279	24,117	17,949
10/21	19,023	25,769	18,617
11/21	18,731	25,547	18,263
12/21	19,395	26,700	18,884
1/22	18,498	25,274	18,042
2/22	18,062	24,602	17,750
3/22	18,203	25,462	17,935
4/22	16,947	23,270	16,764
5/22	17,011	23,329	16,836
6/22	15,844	21,384	15,684
7/22	16,908	23,379	16,649
8/22	16,280	22,437	16,090
9/22	15,011	20,367	14,822
10/22	15,742	22,066	15,544
11/22	16,690	23,298	16,524
12/22	16,029	21,953	16,054
1/23	17,044	23,388	17,029
2/23	16,613	22,833	16,627
3/23	16,947	23,525	16,966
4/23	17,099	23,835	17,162
5/23	16,919	23,879	16,929
6/23	17,656	25,498	17,625
7/23	18,045	26,345	18,078
8/23	17,683	25,889	17,714
9/23	16,974	24,641	17,072
10/23	16,543	24,054	16,624
11/23	17,781	26,238	17,873
12/23	18,669	27,544	18,724
1/24	18,683	27,912	18,748
2/24	19,244	29,397	19,230
3/24	19,790	30,383	19,703
4/24	19,114	29,097	19,112
5/24	19,833	30,531	19,762
6/24	20,034	31,496	20,014
7/24	20,494	32,029	20,473
8/24	20,882	32,728	20,877
9/24	21,227	33,399	21,266
10/24	20,753	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	25.44%	8.27%	7.57%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 714,199,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$714,199 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 21.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159891
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2035 Fund
Class Name	R-6
Trading Symbol	PLRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2035. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $20,809	S&P 1500 Index TR $33,085	S&P Target Date 2035 Index $20,775
10/14	10,000	10,000	10,000
11/14	10,274	10,252	10,120
12/14	10,110	10,246	10,023
1/15	10,110	9,952	9,939
2/15	10,509	10,519	10,362
3/15	10,427	10,388	10,293
4/15	10,540	10,456	10,402
5/15	10,571	10,596	10,460
6/15	10,397	10,406	10,269
7/15	10,458	10,598	10,389
8/15	9,946	9,965	9,861
9/15	9,751	9,709	9,632
10/15	10,274	10,500	10,178
11/15	10,263	10,547	10,183
12/15	10,091	10,349	9,988
1/16	9,695	9,826	9,598
2/16	9,663	9,828	9,561
3/16	10,237	10,511	10,127
4/16	10,310	10,561	10,212
5/16	10,414	10,754	10,300
6/16	10,435	10,785	10,332
7/16	10,779	11,192	10,649
8/16	10,800	11,214	10,675
9/16	10,841	11,213	10,710
10/16	10,612	10,993	10,516
11/16	10,779	11,464	10,678
12/16	10,940	11,698	10,873
1/17	11,152	11,909	11,064
2/17	11,407	12,360	11,310
3/17	11,471	12,369	11,395
4/17	11,631	12,494	11,532
5/17	11,780	12,638	11,690
6/17	11,865	12,735	11,762
7/17	12,109	12,983	11,987
8/17	12,173	12,994	11,998
9/17	12,396	13,301	12,230
10/17	12,588	13,605	12,430
11/17	12,790	14,030	12,667
12/17	12,912	14,170	12,805
1/18	13,401	14,939	13,277
2/18	12,922	14,380	12,824
3/18	12,814	14,067	12,684
4/18	12,846	14,118	12,756
5/18	13,009	14,492	12,902
6/18	12,955	14,582	12,877
7/18	13,260	15,102	13,165
8/18	13,455	15,601	13,332
9/18	13,412	15,654	13,330
10/18	12,542	14,538	12,496
11/18	12,672	14,842	12,682
12/18	11,895	13,467	11,924
1/19	12,710	14,577	12,722
2/19	12,981	15,060	13,018
3/19	13,151	15,304	13,149
4/19	13,513	15,923	13,505
5/19	12,936	14,884	12,889
6/19	13,615	15,940	13,567
7/19	13,660	16,165	13,624
8/19	13,524	15,870	13,433
9/19	13,728	16,185	13,665
10/19	13,977	16,523	13,936
11/19	14,237	17,114	14,207
12/19	14,605	17,628	14,568
1/20	14,558	17,575	14,460
2/20	13,783	16,108	13,558
3/20	12,233	14,001	11,990
4/20	13,314	15,806	13,066
5/20	13,818	16,580	13,556
6/20	14,112	16,909	13,855
7/20	14,781	17,847	14,408
8/20	15,380	19,080	15,004
9/20	15,051	18,357	14,645
10/20	14,840	17,938	14,429
11/20	16,155	19,966	15,840
12/20	16,803	20,787	16,431
1/21	16,766	20,647	16,391
2/21	17,108	21,293	16,747
3/21	17,523	22,224	17,126
4/21	18,134	23,378	17,716
5/21	18,317	23,543	17,924
6/21	18,463	24,032	18,059
7/21	18,646	24,544	18,184
8/21	18,988	25,268	18,523
9/21	18,317	24,117	17,949
10/21	19,062	25,769	18,617
11/21	18,769	25,547	18,263
12/21	19,439	26,700	18,884
1/22	18,528	25,274	18,042
2/22	18,104	24,602	17,750
3/22	18,245	25,462	17,935
4/22	16,988	23,270	16,764
5/22	17,039	23,329	16,836
6/22	15,872	21,384	15,684
7/22	16,949	23,379	16,649
8/22	16,321	22,437	16,090
9/22	15,050	20,367	14,822
10/22	15,782	22,066	15,544
11/22	16,718	23,298	16,524
12/22	16,075	21,953	16,054
1/23	17,077	23,388	17,029
2/23	16,645	22,833	16,627
3/23	16,993	23,525	16,966
4/23	17,146	23,835	17,162
5/23	16,966	23,879	16,929
6/23	17,703	25,498	17,625
7/23	18,093	26,345	18,078
8/23	17,731	25,889	17,714
9/23	17,021	24,641	17,072
10/23	16,590	24,054	16,624
11/23	17,828	26,238	17,873
12/23	18,723	27,544	18,724
1/24	18,723	27,912	18,748
2/24	19,298	29,397	19,230
3/24	19,845	30,383	19,703
4/24	19,154	29,097	19,112
5/24	19,874	30,531	19,762
6/24	20,090	31,496	20,014
7/24	20,550	32,029	20,473
8/24	20,939	32,728	20,877
9/24	21,284	33,399	21,266
10/24	20,809	33,085	20,775

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	25.43%	8.28%	7.60%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2035 Index	24.97%	8.31%	7.59%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 714,199,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$714,199 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 21.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199323
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	Class J
Trading Symbol	PHJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $21,400	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,281	10,252	10,123
12/14	10,104	10,246	10,020
1/15	10,082	9,952	9,923
2/15	10,510	10,519	10,372
3/15	10,426	10,388	10,298
4/15	10,536	10,456	10,417
5/15	10,585	10,596	10,477
6/15	10,389	10,406	10,281
7/15	10,458	10,598	10,404
8/15	9,915	9,965	9,847
9/15	9,708	9,709	9,603
10/15	10,258	10,500	10,177
11/15	10,256	10,547	10,185
12/15	10,070	10,349	9,980
1/16	9,643	9,826	9,563
2/16	9,599	9,828	9,519
3/16	10,199	10,511	10,111
4/16	10,270	10,561	10,198
5/16	10,382	10,754	10,290
6/16	10,390	10,785	10,314
7/16	10,751	11,192	10,648
8/16	10,770	11,214	10,677
9/16	10,809	11,213	10,713
10/16	10,568	10,993	10,512
11/16	10,753	11,464	10,695
12/16	10,917	11,698	10,900
1/17	11,148	11,909	11,103
2/17	11,411	12,360	11,360
3/17	11,482	12,369	11,452
4/17	11,639	12,494	11,593
5/17	11,785	12,638	11,759
6/17	11,878	12,735	11,838
7/17	12,140	12,983	12,076
8/17	12,190	12,994	12,081
9/17	12,431	13,301	12,336
10/17	12,629	13,605	12,552
11/17	12,849	14,030	12,811
12/17	12,977	14,170	12,956
1/18	13,504	14,939	13,476
2/18	12,983	14,380	12,989
3/18	12,863	14,067	12,834
4/18	12,896	14,118	12,916
5/18	13,058	14,492	13,073
6/18	13,004	14,582	13,044
7/18	13,318	15,102	13,355
8/18	13,523	15,601	13,529
9/18	13,480	15,654	13,530
10/18	12,539	14,538	12,629
11/18	12,680	14,842	12,825
12/18	11,828	13,467	11,997
1/19	12,675	14,577	12,848
2/19	12,958	15,060	13,167
3/19	13,127	15,304	13,295
4/19	13,511	15,923	13,680
5/19	12,867	14,884	13,001
6/19	13,591	15,940	13,730
7/19	13,636	16,165	13,789
8/19	13,455	15,870	13,553
9/19	13,681	16,185	13,812
10/19	13,941	16,523	14,106
11/19	14,223	17,114	14,402
12/19	14,611	17,628	14,800
1/20	14,529	17,575	14,660
2/20	13,686	16,108	13,655
3/20	12,022	14,001	11,953
4/20	13,147	15,806	13,097
5/20	13,674	16,580	13,624
6/20	13,990	16,909	13,945
7/20	14,670	17,847	14,533
8/20	15,326	19,080	15,198
9/20	14,975	18,357	14,801
10/20	14,740	17,938	14,571
11/20	16,135	19,966	16,119
12/20	16,813	20,787	16,778
1/21	16,764	20,647	16,746
2/21	17,154	21,293	17,165
3/21	17,628	22,224	17,606
4/21	18,284	23,378	18,256
5/21	18,466	23,543	18,488
6/21	18,612	24,032	18,625
7/21	18,795	24,544	18,749
8/21	19,172	25,268	19,136
9/21	18,442	24,117	18,495
10/21	19,257	25,769	19,254
11/21	18,904	25,547	18,843
12/21	19,662	26,700	19,555
1/22	18,679	25,274	18,630
2/22	18,206	24,602	18,319
3/22	18,423	25,462	18,571
4/22	17,070	23,270	17,293
5/22	17,121	23,329	17,366
6/22	15,819	21,384	16,063
7/22	16,993	23,379	17,132
8/22	16,329	22,437	16,526
9/22	14,963	20,367	15,126
10/22	15,844	22,066	15,962
11/22	16,853	23,298	17,047
12/22	16,114	21,953	16,513
1/23	17,198	23,388	17,589
2/23	16,754	22,833	17,159
3/23	17,087	23,525	17,516
4/23	17,254	23,835	17,732
5/23	17,059	23,879	17,473
6/23	17,921	25,498	18,299
7/23	18,380	26,345	18,837
8/23	17,977	25,889	18,415
9/23	17,212	24,641	17,707
10/23	16,754	24,054	17,204
11/23	18,088	26,238	18,585
12/23	19,021	27,544	19,512
1/24	19,021	27,912	19,538
2/24	19,737	29,397	20,144
3/24	20,354	30,383	20,688
4/24	19,623	29,097	20,038
5/24	20,425	30,531	20,771
6/24	20,640	31,496	21,053
7/24	21,113	32,029	21,549
8/24	21,529	32,728	21,994
9/24	21,887	33,399	22,421
10/24	21,400	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	27.74%	8.95%	7.91%
Class J Shares Including Sales Charge	26.74%	8.95%	7.91%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 780,673,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$780,673 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145326
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	Institutional
Trading Symbol	PLTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $21,868	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,283	10,252	10,123
12/14	10,109	10,246	10,020
1/15	10,088	9,952	9,923
2/15	10,518	10,519	10,372
3/15	10,436	10,388	10,298
4/15	10,549	10,456	10,417
5/15	10,600	10,596	10,477
6/15	10,406	10,406	10,281
7/15	10,477	10,598	10,404
8/15	9,934	9,965	9,847
9/15	9,730	9,709	9,603
10/15	10,283	10,500	10,177
11/15	10,283	10,547	10,185
12/15	10,099	10,349	9,980
1/16	9,672	9,826	9,563
2/16	9,630	9,828	9,519
3/16	10,234	10,511	10,111
4/16	10,307	10,561	10,198
5/16	10,421	10,754	10,290
6/16	10,432	10,785	10,314
7/16	10,796	11,192	10,648
8/16	10,817	11,214	10,677
9/16	10,859	11,213	10,713
10/16	10,619	10,993	10,512
11/16	10,807	11,464	10,695
12/16	10,974	11,698	10,900
1/17	11,208	11,909	11,103
2/17	11,475	12,360	11,360
3/17	11,549	12,369	11,452
4/17	11,709	12,494	11,593
5/17	11,858	12,638	11,759
6/17	11,954	12,735	11,838
7/17	12,221	12,983	12,076
8/17	12,274	12,994	12,081
9/17	12,519	13,301	12,336
10/17	12,721	13,605	12,552
11/17	12,945	14,030	12,811
12/17	13,077	14,170	12,956
1/18	13,612	14,939	13,476
2/18	13,088	14,380	12,989
3/18	12,968	14,067	12,834
4/18	13,012	14,118	12,916
5/18	13,186	14,492	13,073
6/18	13,132	14,582	13,044
7/18	13,448	15,102	13,355
8/18	13,655	15,601	13,529
9/18	13,622	15,654	13,530
10/18	12,674	14,538	12,629
11/18	12,815	14,842	12,825
12/18	11,953	13,467	11,997
1/19	12,819	14,577	12,848
2/19	13,115	15,060	13,167
3/19	13,286	15,304	13,295
4/19	13,674	15,923	13,680
5/19	13,024	14,884	13,001
6/19	13,754	15,940	13,730
7/19	13,799	16,165	13,789
8/19	13,628	15,870	13,553
9/19	13,856	16,185	13,812
10/19	14,130	16,523	14,106
11/19	14,415	17,114	14,402
12/19	14,804	17,628	14,800
1/20	14,733	17,575	14,660
2/20	13,869	16,108	13,655
3/20	12,189	14,001	11,953
4/20	13,337	15,806	13,097
5/20	13,869	16,580	13,624
6/20	14,189	16,909	13,945
7/20	14,887	17,847	14,533
8/20	15,561	19,080	15,198
9/20	15,195	18,357	14,801
10/20	14,958	17,938	14,571
11/20	16,378	19,966	16,119
12/20	17,085	20,787	16,778
1/21	17,035	20,647	16,746
2/21	17,429	21,293	17,165
3/21	17,920	22,224	17,606
4/21	18,572	23,378	18,256
5/21	18,781	23,543	18,488
6/21	18,928	24,032	18,625
7/21	19,113	24,544	18,749
8/21	19,494	25,268	19,136
9/21	18,756	24,117	18,495
10/21	19,580	25,769	19,254
11/21	19,223	25,547	18,843
12/21	20,010	26,700	19,555
1/22	19,002	25,274	18,630
2/22	18,537	24,602	18,319
3/22	18,757	25,462	18,571
4/22	17,374	23,270	17,293
5/22	17,426	23,329	17,366
6/22	16,108	21,384	16,063
7/22	17,310	23,379	17,132
8/22	16,625	22,437	16,526
9/22	15,243	20,367	15,126
10/22	16,147	22,066	15,962
11/22	17,181	23,298	17,047
12/22	16,427	21,953	16,513
1/23	17,525	23,388	17,589
2/23	17,075	22,833	17,159
3/23	17,427	23,525	17,516
4/23	17,595	23,835	17,732
5/23	17,398	23,879	17,473
6/23	18,285	25,498	18,299
7/23	18,750	26,345	18,837
8/23	18,341	25,889	18,415
9/23	17,567	24,641	17,707
10/23	17,089	24,054	17,204
11/23	18,454	26,238	18,585
12/23	19,414	27,544	19,512
1/24	19,414	27,912	19,538
2/24	20,155	29,397	20,144
3/24	20,779	30,383	20,688
4/24	20,038	29,097	20,038
5/24	20,866	30,531	20,771
6/24	21,084	31,496	21,053
7/24	21,563	32,029	21,549
8/24	21,984	32,728	21,994
9/24	22,362	33,399	22,421
10/24	21,868	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	27.97%	9.13%	8.14%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 780,673,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$780,673 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159892
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2040 Fund
Class Name	R-6
Trading Symbol	PLMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2040. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $21,926	S&P 1500 Index TR $33,085	S&P Target Date 2040 Index $21,900
10/14	10,000	10,000	10,000
11/14	10,283	10,252	10,123
12/14	10,109	10,246	10,020
1/15	10,088	9,952	9,923
2/15	10,518	10,519	10,372
3/15	10,436	10,388	10,298
4/15	10,549	10,456	10,417
5/15	10,600	10,596	10,477
6/15	10,406	10,406	10,281
7/15	10,477	10,598	10,404
8/15	9,934	9,965	9,847
9/15	9,730	9,709	9,603
10/15	10,283	10,500	10,177
11/15	10,283	10,547	10,185
12/15	10,099	10,349	9,980
1/16	9,672	9,826	9,563
2/16	9,630	9,828	9,519
3/16	10,244	10,511	10,111
4/16	10,317	10,561	10,198
5/16	10,421	10,754	10,290
6/16	10,432	10,785	10,314
7/16	10,796	11,192	10,648
8/16	10,827	11,214	10,677
9/16	10,869	11,213	10,713
10/16	10,619	10,993	10,512
11/16	10,817	11,464	10,695
12/16	10,984	11,698	10,900
1/17	11,208	11,909	11,103
2/17	11,475	12,360	11,360
3/17	11,560	12,369	11,452
4/17	11,720	12,494	11,593
5/17	11,869	12,638	11,759
6/17	11,965	12,735	11,838
7/17	12,231	12,983	12,076
8/17	12,284	12,994	12,081
9/17	12,529	13,301	12,336
10/17	12,742	13,605	12,552
11/17	12,966	14,030	12,811
12/17	13,088	14,170	12,956
1/18	13,633	14,939	13,476
2/18	13,110	14,380	12,989
3/18	12,990	14,067	12,834
4/18	13,033	14,118	12,916
5/18	13,197	14,492	13,073
6/18	13,142	14,582	13,044
7/18	13,469	15,102	13,355
8/18	13,677	15,601	13,529
9/18	13,633	15,654	13,530
10/18	12,684	14,538	12,629
11/18	12,826	14,842	12,825
12/18	11,968	13,467	11,997
1/19	12,846	14,577	12,848
2/19	13,131	15,060	13,167
3/19	13,313	15,304	13,295
4/19	13,701	15,923	13,680
5/19	13,051	14,884	13,001
6/19	13,780	15,940	13,730
7/19	13,826	16,165	13,789
8/19	13,655	15,870	13,553
9/19	13,883	16,185	13,812
10/19	14,145	16,523	14,106
11/19	14,441	17,114	14,402
12/19	14,835	17,628	14,800
1/20	14,764	17,575	14,660
2/20	13,900	16,108	13,655
3/20	12,218	14,001	11,953
4/20	13,367	15,806	13,097
5/20	13,900	16,580	13,624
6/20	14,219	16,909	13,945
7/20	14,918	17,847	14,533
8/20	15,593	19,080	15,198
9/20	15,226	18,357	14,801
10/20	14,989	17,938	14,571
11/20	16,410	19,966	16,119
12/20	17,121	20,787	16,778
1/21	17,072	20,647	16,746
2/21	17,466	21,293	17,165
3/21	17,958	22,224	17,606
4/21	18,622	23,378	18,256
5/21	18,819	23,543	18,488
6/21	18,966	24,032	18,625
7/21	19,151	24,544	18,749
8/21	19,532	25,268	19,136
9/21	18,794	24,117	18,495
10/21	19,631	25,769	19,254
11/21	19,274	25,547	18,843
12/21	20,054	26,700	19,555
1/22	19,045	25,274	18,630
2/22	18,580	24,602	18,319
3/22	18,799	25,462	18,571
4/22	17,416	23,270	17,293
5/22	17,481	23,329	17,366
6/22	16,149	21,384	16,063
7/22	17,351	23,379	17,132
8/22	16,679	22,437	16,526
9/22	15,283	20,367	15,126
10/22	16,188	22,066	15,962
11/22	17,222	23,298	17,047
12/22	16,459	21,953	16,513
1/23	17,573	23,388	17,589
2/23	17,122	22,833	17,159
3/23	17,474	23,525	17,516
4/23	17,643	23,835	17,732
5/23	17,446	23,879	17,473
6/23	18,334	25,498	18,299
7/23	18,813	26,345	18,837
8/23	18,390	25,889	18,415
9/23	17,615	24,641	17,707
10/23	17,136	24,054	17,204
11/23	18,503	26,238	18,585
12/23	19,469	27,544	19,512
1/24	19,483	27,912	19,538
2/24	20,210	29,397	20,144
3/24	20,850	30,383	20,688
4/24	20,094	29,097	20,038
5/24	20,923	30,531	20,771
6/24	21,141	31,496	21,053
7/24	21,635	32,029	21,549
8/24	22,057	32,728	21,994
9/24	22,435	33,399	22,421
10/24	21,926	33,085	21,900

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	27.95%	9.16%	8.17%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2040 Index	27.29%	9.20%	8.15%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 780,673,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$780,673 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199324
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	Class J
Trading Symbol	PHJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $22,248	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,291	10,252	10,126
12/14	10,112	10,246	10,018
1/15	10,059	9,952	9,910
2/15	10,507	10,519	10,381
3/15	10,413	10,388	10,304
4/15	10,534	10,456	10,427
5/15	10,573	10,596	10,493
6/15	10,387	10,406	10,292
7/15	10,456	10,598	10,416
8/15	9,892	9,965	9,835
9/15	9,665	9,709	9,579
10/15	10,245	10,500	10,175
11/15	10,243	10,547	10,185
12/15	10,048	10,349	9,972
1/16	9,589	9,826	9,533
2/16	9,546	9,828	9,483
3/16	10,177	10,511	10,096
4/16	10,247	10,561	10,186
5/16	10,359	10,754	10,281
6/16	10,357	10,785	10,298
7/16	10,739	11,192	10,645
8/16	10,757	11,214	10,676
9/16	10,797	11,213	10,714
10/16	10,546	10,993	10,507
11/16	10,751	11,464	10,709
12/16	10,932	11,698	10,923
1/17	11,162	11,909	11,134
2/17	11,435	12,360	11,403
3/17	11,506	12,369	11,500
4/17	11,673	12,494	11,644
5/17	11,818	12,638	11,815
6/17	11,910	12,735	11,897
7/17	12,182	12,983	12,144
8/17	12,232	12,994	12,148
9/17	12,493	13,301	12,414
10/17	12,701	13,605	12,638
11/17	12,941	14,030	12,908
12/17	13,067	14,170	13,059
1/18	13,635	14,939	13,606
2/18	13,094	14,380	13,101
3/18	12,954	14,067	12,937
4/18	12,997	14,118	13,026
5/18	13,169	14,492	13,183
6/18	13,104	14,582	13,151
7/18	13,449	15,102	13,474
8/18	13,653	15,601	13,652
9/18	13,621	15,654	13,652
10/18	12,620	14,538	12,712
11/18	12,771	14,842	12,915
12/18	11,848	13,467	12,048
1/19	12,749	14,577	12,928
2/19	13,053	15,060	13,259
3/19	13,211	15,304	13,385
4/19	13,627	15,923	13,784
5/19	12,929	14,884	13,069
6/19	13,672	15,940	13,828
7/19	13,729	16,165	13,887
8/19	13,515	15,870	13,628
9/19	13,751	16,185	13,902
10/19	14,033	16,523	14,211
11/19	14,348	17,114	14,521
12/19	14,758	17,628	14,942
1/20	14,665	17,575	14,783
2/20	13,732	16,108	13,714
3/20	11,960	14,001	11,931
4/20	13,149	15,806	13,113
5/20	13,697	16,580	13,658
6/20	14,024	16,909	13,994
7/20	14,746	17,847	14,605
8/20	15,446	19,080	15,315
9/20	15,061	18,357	14,895
10/20	14,816	17,938	14,654
11/20	16,309	19,966	16,283
12/20	17,043	20,787	16,983
1/21	16,995	20,647	16,954
2/21	17,429	21,293	17,410
3/21	17,947	22,224	17,889
4/21	18,645	23,378	18,577
5/21	18,850	23,543	18,824
6/21	18,995	24,032	18,963
7/21	19,175	24,544	19,087
8/21	19,585	25,268	19,502
9/21	18,802	24,117	18,821
10/21	19,693	25,769	19,636
11/21	19,284	25,547	19,194
12/21	20,140	26,700	19,958
1/22	19,081	25,274	18,986
2/22	18,576	24,602	18,661
3/22	18,866	25,462	18,955
4/22	17,416	23,270	17,614
5/22	17,466	23,329	17,687
6/22	16,041	21,384	16,279
7/22	17,315	23,379	17,415
8/22	16,609	22,437	16,784
9/22	15,171	20,367	15,301
10/22	16,168	22,066	16,227
11/22	17,239	23,298	17,377
12/22	16,421	21,953	16,797
1/23	17,582	23,388	17,940
2/23	17,126	22,833	17,499
3/23	17,471	23,525	17,859
4/23	17,637	23,835	18,089
5/23	17,444	23,879	17,815
6/23	18,411	25,498	18,728
7/23	18,937	26,345	19,324
8/23	18,480	25,889	18,859
9/23	17,665	24,641	18,105
10/23	17,167	24,054	17,565
11/23	18,605	26,238	19,035
12/23	19,586	27,544	20,011
1/24	19,600	27,912	20,040
2/24	20,440	29,397	20,732
3/24	21,123	30,383	21,323
4/24	20,341	29,097	20,634
5/24	21,223	30,531	21,425
6/24	21,451	31,496	21,713
7/24	21,935	32,029	22,231
8/24	22,362	32,728	22,705
9/24	22,760	33,399	23,166
10/24	22,248	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	29.59%	9.66%	8.33%
Class J Shares Including Sales Charge	28.59%	9.66%	8.33%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 482,735,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$482,735 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 20.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145329
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	Institutional
Trading Symbol	PHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $22,729	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,126
12/14	10,116	10,246	10,018
1/15	10,065	9,952	9,910
2/15	10,516	10,519	10,381
3/15	10,424	10,388	10,304
4/15	10,546	10,456	10,427
5/15	10,587	10,596	10,493
6/15	10,403	10,406	10,292
7/15	10,475	10,598	10,416
8/15	9,912	9,965	9,835
9/15	9,686	9,709	9,579
10/15	10,270	10,500	10,175
11/15	10,270	10,547	10,185
12/15	10,076	10,349	9,972
1/16	9,618	9,826	9,533
2/16	9,576	9,828	9,483
3/16	10,211	10,511	10,096
4/16	10,284	10,561	10,186
5/16	10,399	10,754	10,281
6/16	10,399	10,785	10,298
7/16	10,784	11,192	10,645
8/16	10,805	11,214	10,676
9/16	10,846	11,213	10,714
10/16	10,596	10,993	10,507
11/16	10,805	11,464	10,709
12/16	10,989	11,698	10,923
1/17	11,223	11,909	11,134
2/17	11,499	12,360	11,403
3/17	11,573	12,369	11,500
4/17	11,743	12,494	11,644
5/17	11,892	12,638	11,815
6/17	11,987	12,735	11,897
7/17	12,263	12,983	12,144
8/17	12,316	12,994	12,148
9/17	12,582	13,301	12,414
10/17	12,794	13,605	12,638
11/17	13,038	14,030	12,908
12/17	13,167	14,170	13,059
1/18	13,743	14,939	13,606
2/18	13,200	14,380	13,101
3/18	13,070	14,067	12,937
4/18	13,113	14,118	13,026
5/18	13,287	14,492	13,183
6/18	13,233	14,582	13,151
7/18	13,569	15,102	13,474
8/18	13,786	15,601	13,652
9/18	13,754	15,654	13,652
10/18	12,744	14,538	12,712
11/18	12,896	14,842	12,915
12/18	11,975	13,467	12,048
1/19	12,884	14,577	12,928
2/19	13,191	15,060	13,259
3/19	13,361	15,304	13,385
4/19	13,782	15,923	13,784
5/19	13,077	14,884	13,069
6/19	13,838	15,940	13,828
7/19	13,884	16,165	13,887
8/19	13,691	15,870	13,628
9/19	13,929	16,185	13,902
10/19	14,213	16,523	14,211
11/19	14,531	17,114	14,521
12/19	14,943	17,628	14,942
1/20	14,849	17,575	14,783
2/20	13,918	16,108	13,714
3/20	12,129	14,001	11,931
4/20	13,330	15,806	13,113
5/20	13,895	16,580	13,658
6/20	14,225	16,909	13,994
7/20	14,955	17,847	14,605
8/20	15,661	19,080	15,315
9/20	15,284	18,357	14,895
10/20	15,037	17,938	14,654
11/20	16,556	19,966	16,283
12/20	17,300	20,787	16,983
1/21	17,263	20,647	16,954
2/21	17,702	21,293	17,410
3/21	18,238	22,224	17,889
4/21	18,945	23,378	18,577
5/21	19,152	23,543	18,824
6/21	19,298	24,032	18,963
7/21	19,493	24,544	19,087
8/21	19,907	25,268	19,502
9/21	19,127	24,117	18,821
10/21	20,029	25,769	19,636
11/21	19,615	25,547	19,194
12/21	20,483	26,700	19,958
1/22	19,410	25,274	18,986
2/22	18,912	24,602	18,661
3/22	19,206	25,462	18,955
4/22	17,725	23,270	17,614
5/22	17,776	23,329	17,687
6/22	16,333	21,384	16,279
7/22	17,623	23,379	17,415
8/22	16,920	22,437	16,784
9/22	15,452	20,367	15,301
10/22	16,473	22,066	16,227
11/22	17,572	23,298	17,377
12/22	16,742	21,953	16,797
1/23	17,918	23,388	17,940
2/23	17,456	22,833	17,499
3/23	17,806	23,525	17,859
4/23	17,988	23,835	18,089
5/23	17,792	23,879	17,815
6/23	18,787	25,498	18,728
7/23	19,319	26,345	19,324
8/23	18,857	25,889	18,859
9/23	18,030	24,641	18,105
10/23	17,526	24,054	17,565
11/23	18,983	26,238	19,035
12/23	19,985	27,544	20,011
1/24	20,000	27,912	20,040
2/24	20,866	29,397	20,732
3/24	21,559	30,383	21,323
4/24	20,765	29,097	20,634
5/24	21,675	30,531	21,425
6/24	21,906	31,496	21,713
7/24	22,411	32,029	22,231
8/24	22,845	32,728	22,705
9/24	23,249	33,399	23,166
10/24	22,729	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.69%	9.84%	8.56%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 482,735,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$482,735 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 20.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159893
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2045 Fund
Class Name	R-6
Trading Symbol	PLNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2045. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $22,796	S&P 1500 Index TR $33,085	S&P Target Date 2045 Index $22,604
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,126
12/14	10,116	10,246	10,018
1/15	10,065	9,952	9,910
2/15	10,516	10,519	10,381
3/15	10,424	10,388	10,304
4/15	10,546	10,456	10,427
5/15	10,587	10,596	10,493
6/15	10,403	10,406	10,292
7/15	10,475	10,598	10,416
8/15	9,901	9,965	9,835
9/15	9,686	9,709	9,579
10/15	10,270	10,500	10,175
11/15	10,260	10,547	10,185
12/15	10,076	10,349	9,972
1/16	9,618	9,826	9,533
2/16	9,576	9,828	9,483
3/16	10,211	10,511	10,096
4/16	10,284	10,561	10,186
5/16	10,399	10,754	10,281
6/16	10,399	10,785	10,298
7/16	10,784	11,192	10,645
8/16	10,805	11,214	10,676
9/16	10,846	11,213	10,714
10/16	10,596	10,993	10,507
11/16	10,805	11,464	10,709
12/16	10,989	11,698	10,923
1/17	11,233	11,909	11,134
2/17	11,499	12,360	11,403
3/17	11,584	12,369	11,500
4/17	11,743	12,494	11,644
5/17	11,902	12,638	11,815
6/17	11,998	12,735	11,897
7/17	12,274	12,983	12,144
8/17	12,327	12,994	12,148
9/17	12,592	13,301	12,414
10/17	12,805	13,605	12,638
11/17	13,038	14,030	12,908
12/17	13,178	14,170	13,059
1/18	13,753	14,939	13,606
2/18	13,211	14,380	13,101
3/18	13,080	14,067	12,937
4/18	13,124	14,118	13,026
5/18	13,297	14,492	13,183
6/18	13,243	14,582	13,151
7/18	13,580	15,102	13,474
8/18	13,797	15,601	13,652
9/18	13,764	15,654	13,652
10/18	12,755	14,538	12,712
11/18	12,907	14,842	12,915
12/18	11,987	13,467	12,048
1/19	12,896	14,577	12,928
2/19	13,203	15,060	13,259
3/19	13,374	15,304	13,385
4/19	13,794	15,923	13,784
5/19	13,090	14,884	13,069
6/19	13,851	15,940	13,828
7/19	13,908	16,165	13,887
8/19	13,703	15,870	13,628
9/19	13,942	16,185	13,902
10/19	14,237	16,523	14,211
11/19	14,544	17,114	14,521
12/19	14,958	17,628	14,942
1/20	14,864	17,575	14,783
2/20	13,933	16,108	13,714
3/20	12,143	14,001	11,931
4/20	13,345	15,806	13,113
5/20	13,910	16,580	13,658
6/20	14,240	16,909	13,994
7/20	14,970	17,847	14,605
8/20	15,688	19,080	15,315
9/20	15,311	18,357	14,895
10/20	15,064	17,938	14,654
11/20	16,583	19,966	16,283
12/20	17,332	20,787	16,983
1/21	17,283	20,647	16,954
2/21	17,734	21,293	17,410
3/21	18,258	22,224	17,889
4/21	18,977	23,378	18,577
5/21	19,184	23,543	18,824
6/21	19,331	24,032	18,963
7/21	19,526	24,544	19,087
8/21	19,952	25,268	19,502
9/21	19,160	24,117	18,821
10/21	20,062	25,769	19,636
11/21	19,660	25,547	19,194
12/21	20,522	26,700	19,958
1/22	19,448	25,274	18,986
2/22	18,937	24,602	18,661
3/22	19,244	25,462	18,955
4/22	17,762	23,270	17,614
5/22	17,813	23,329	17,687
6/22	16,369	21,384	16,279
7/22	17,659	23,379	17,415
8/22	16,957	22,437	16,784
9/22	15,487	20,367	15,301
10/22	16,509	22,066	16,227
11/22	17,608	23,298	17,377
12/22	16,769	21,953	16,797
1/23	17,961	23,388	17,940
2/23	17,499	22,833	17,499
3/23	17,849	23,525	17,859
4/23	18,017	23,835	18,089
5/23	17,835	23,879	17,815
6/23	18,831	25,498	18,728
7/23	19,363	26,345	19,324
8/23	18,901	25,889	18,859
9/23	18,073	24,641	18,105
10/23	17,569	24,054	17,565
11/23	19,027	26,238	19,035
12/23	20,035	27,544	20,011
1/24	20,050	27,912	20,040
2/24	20,917	29,397	20,732
3/24	21,626	30,383	21,323
4/24	20,816	29,097	20,634
5/24	21,727	30,531	21,425
6/24	21,958	31,496	21,713
7/24	22,464	32,029	22,231
8/24	22,912	32,728	22,705
9/24	23,302	33,399	23,166
10/24	22,796	33,085	22,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	29.76%	9.87%	8.59%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2045 Index	28.69%	9.73%	8.50%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 482,735,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$482,735 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 20.2% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199325
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	Class J
Trading Symbol	PHJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $22,948	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,291	10,252	10,131
12/14	10,101	10,246	10,018
1/15	10,059	9,952	9,899
2/15	10,527	10,519	10,390
3/15	10,433	10,388	10,310
4/15	10,553	10,456	10,440
5/15	10,602	10,596	10,508
6/15	10,406	10,406	10,303
7/15	10,475	10,598	10,431
8/15	9,891	9,965	9,825
9/15	9,665	9,709	9,558
10/15	10,265	10,500	10,177
11/15	10,263	10,547	10,191
12/15	10,066	10,349	9,972
1/16	9,587	9,826	9,511
2/16	9,544	9,828	9,455
3/16	10,195	10,511	10,088
4/16	10,266	10,561	10,177
5/16	10,377	10,754	10,275
6/16	10,375	10,785	10,284
7/16	10,756	11,192	10,645
8/16	10,785	11,214	10,675
9/16	10,824	11,213	10,713
10/16	10,564	10,993	10,501
11/16	10,789	11,464	10,722
12/16	10,975	11,698	10,943
1/17	11,217	11,909	11,164
2/17	11,490	12,360	11,442
3/17	11,572	12,369	11,546
4/17	11,739	12,494	11,693
5/17	11,895	12,638	11,869
6/17	11,988	12,735	11,954
7/17	12,271	12,983	12,207
8/17	12,321	12,994	12,209
9/17	12,594	13,301	12,484
10/17	12,813	13,605	12,716
11/17	13,054	14,030	12,996
12/17	13,191	14,170	13,150
1/18	13,784	14,939	13,717
2/18	13,219	14,380	13,196
3/18	13,089	14,067	13,027
4/18	13,154	14,118	13,120
5/18	13,327	14,492	13,285
6/18	13,262	14,582	13,251
7/18	13,619	15,102	13,583
8/18	13,835	15,601	13,763
9/18	13,792	15,654	13,764
10/18	12,753	14,538	12,794
11/18	12,905	14,842	13,004
12/18	11,928	13,467	12,106
1/19	12,866	14,577	13,008
2/19	13,182	15,060	13,348
3/19	13,352	15,304	13,472
4/19	13,781	15,923	13,883
5/19	13,035	14,884	13,140
6/19	13,815	15,940	13,918
7/19	13,871	16,165	13,977
8/19	13,634	15,870	13,701
9/19	13,894	16,185	13,984
10/19	14,188	16,523	14,300
11/19	14,504	17,114	14,619
12/19	14,937	17,628	15,054
1/20	14,819	17,575	14,883
2/20	13,833	16,108	13,780
3/20	11,978	14,001	11,959
4/20	13,211	15,806	13,163
5/20	13,786	16,580	13,721
6/20	14,127	16,909	14,064
7/20	14,855	17,847	14,683
8/20	15,594	19,080	15,416
9/20	15,207	18,357	14,983
10/20	14,949	17,938	14,737
11/20	16,499	19,966	16,416
12/20	17,269	20,787	17,141
1/21	17,233	20,647	17,114
2/21	17,694	21,293	17,595
3/21	18,239	22,224	18,096
4/21	18,966	23,378	18,805
5/21	19,184	23,543	19,061
6/21	19,330	24,032	19,197
7/21	19,511	24,544	19,319
8/21	19,948	25,268	19,752
9/21	19,136	24,117	19,044
10/21	20,057	25,769	19,893
11/21	19,633	25,547	19,430
12/21	20,524	26,700	20,225
1/22	19,422	25,274	19,224
2/22	18,903	24,602	18,893
3/22	19,232	25,462	19,210
4/22	17,712	23,270	17,831
5/22	17,762	23,329	17,904
6/22	16,255	21,384	16,446
7/22	17,585	23,379	17,614
8/22	16,863	22,437	16,970
9/22	15,355	20,367	15,448
10/22	16,445	22,066	16,411
11/22	17,572	23,298	17,594
12/22	16,699	21,953	16,994
1/23	17,905	23,388	18,171
2/23	17,448	22,833	17,723
3/23	17,780	23,525	18,083
4/23	17,961	23,835	18,316
5/23	17,767	23,879	18,034
6/23	18,820	25,498	18,997
7/23	19,374	26,345	19,627
8/23	18,903	25,889	19,137
9/23	18,044	24,641	18,359
10/23	17,517	24,054	17,797
11/23	19,014	26,238	19,316
12/23	20,054	27,544	20,323
1/24	20,069	27,912	20,350
2/24	20,995	29,397	21,089
3/24	21,751	30,383	21,708
4/24	20,910	29,097	20,998
5/24	21,879	30,531	21,821
6/24	22,107	31,496	22,132
7/24	22,606	32,029	22,666
8/24	23,062	32,728	23,150
9/24	23,461	33,399	23,625
10/24	22,948	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	31.00%	10.09%	8.66%
Class J Shares Including Sales Charge	30.00%	10.09%	8.66%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 431,490,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$431,490 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145332
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	Institutional
Trading Symbol	PHTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $23,452	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,131
12/14	10,105	10,246	10,018
1/15	10,065	9,952	9,899
2/15	10,535	10,519	10,390
3/15	10,443	10,388	10,310
4/15	10,566	10,456	10,440
5/15	10,617	10,596	10,508
6/15	10,423	10,406	10,303
7/15	10,494	10,598	10,431
8/15	9,911	9,965	9,825
9/15	9,686	9,709	9,558
10/15	10,290	10,500	10,177
11/15	10,290	10,547	10,191
12/15	10,095	10,349	9,972
1/16	9,616	9,826	9,511
2/16	9,575	9,828	9,455
3/16	10,230	10,511	10,088
4/16	10,302	10,561	10,177
5/16	10,417	10,754	10,275
6/16	10,417	10,785	10,284
7/16	10,801	11,192	10,645
8/16	10,833	11,214	10,675
9/16	10,874	11,213	10,713
10/16	10,614	10,993	10,501
11/16	10,843	11,464	10,722
12/16	11,032	11,698	10,943
1/17	11,277	11,909	11,164
2/17	11,554	12,360	11,442
3/17	11,639	12,369	11,546
4/17	11,810	12,494	11,693
5/17	11,970	12,638	11,869
6/17	12,065	12,735	11,954
7/17	12,353	12,983	12,207
8/17	12,406	12,994	12,209
9/17	12,683	13,301	12,484
10/17	12,907	13,605	12,716
11/17	13,152	14,030	12,996
12/17	13,293	14,170	13,150
1/18	13,893	14,939	13,717
2/18	13,326	14,380	13,196
3/18	13,195	14,067	13,027
4/18	13,250	14,118	13,120
5/18	13,424	14,492	13,285
6/18	13,370	14,582	13,251
7/18	13,719	15,102	13,583
8/18	13,948	15,601	13,763
9/18	13,915	15,654	13,764
10/18	12,857	14,538	12,794
11/18	13,010	14,842	13,004
12/18	12,035	13,467	12,106
1/19	12,981	14,577	13,008
2/19	13,312	15,060	13,348
3/19	13,482	15,304	13,472
4/19	13,916	15,923	13,883
5/19	13,163	14,884	13,140
6/19	13,961	15,940	13,918
7/19	14,007	16,165	13,977
8/19	13,779	15,870	13,701
9/19	14,041	16,185	13,984
10/19	14,349	16,523	14,300
11/19	14,668	17,114	14,619
12/19	15,114	17,628	15,054
1/20	14,995	17,575	14,883
2/20	13,999	16,108	13,780
3/20	12,124	14,001	11,959
4/20	13,382	15,806	13,163
5/20	13,963	16,580	13,721
6/20	14,307	16,909	14,064
7/20	15,054	17,847	14,683
8/20	15,814	19,080	15,416
9/20	15,410	18,357	14,983
10/20	15,149	17,938	14,737
11/20	16,739	19,966	16,416
12/20	17,522	20,787	17,141
1/21	17,485	20,647	17,114
2/21	17,963	21,293	17,595
3/21	18,515	22,224	18,096
4/21	19,251	23,378	18,805
5/21	19,471	23,543	19,061
6/21	19,631	24,032	19,197
7/21	19,827	24,544	19,319
8/21	20,256	25,268	19,752
9/21	19,435	24,117	19,044
10/21	20,391	25,769	19,893
11/21	19,950	25,547	19,430
12/21	20,871	26,700	20,225
1/22	19,741	25,274	19,224
2/22	19,228	24,602	18,893
3/22	19,562	25,462	19,210
4/22	18,009	23,270	17,831
5/22	18,073	23,329	17,904
6/22	16,545	21,384	16,446
7/22	17,906	23,379	17,614
8/22	17,174	22,437	16,970
9/22	15,634	20,367	15,448
10/22	16,751	22,066	16,411
11/22	17,893	23,298	17,594
12/22	17,012	21,953	16,994
1/23	18,250	23,388	18,171
2/23	17,772	22,833	17,723
3/23	18,123	23,525	18,083
4/23	18,306	23,835	18,316
5/23	18,109	23,879	18,034
6/23	19,192	25,498	18,997
7/23	19,768	26,345	19,627
8/23	19,276	25,889	19,137
9/23	18,404	24,641	18,359
10/23	17,870	24,054	17,797
11/23	19,403	26,238	19,316
12/23	20,470	27,544	20,323
1/24	20,484	27,912	20,350
2/24	21,440	29,397	21,089
3/24	22,207	30,383	21,708
4/24	21,353	29,097	20,998
5/24	22,337	30,531	21,821
6/24	22,583	31,496	22,132
7/24	23,090	32,029	22,666
8/24	23,568	32,728	23,150
9/24	23,973	33,399	23,625
10/24	23,452	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	31.24%	10.33%	8.90%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 431,490,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$431,490 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159894
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2050 Fund
Class Name	R-6
Trading Symbol	PLJTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2050. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $23,484	S&P 1500 Index TR $33,085	S&P Target Date 2050 Index $23,069
10/14	10,000	10,000	10,000
11/14	10,293	10,252	10,131
12/14	10,105	10,246	10,018
1/15	10,065	9,952	9,899
2/15	10,535	10,519	10,390
3/15	10,443	10,388	10,310
4/15	10,566	10,456	10,440
5/15	10,617	10,596	10,508
6/15	10,423	10,406	10,303
7/15	10,494	10,598	10,431
8/15	9,911	9,965	9,825
9/15	9,676	9,709	9,558
10/15	10,290	10,500	10,177
11/15	10,290	10,547	10,191
12/15	10,095	10,349	9,972
1/16	9,616	9,826	9,511
2/16	9,564	9,828	9,455
3/16	10,219	10,511	10,088
4/16	10,292	10,561	10,177
5/16	10,417	10,754	10,275
6/16	10,417	10,785	10,284
7/16	10,801	11,192	10,645
8/16	10,833	11,214	10,675
9/16	10,874	11,213	10,713
10/16	10,614	10,993	10,501
11/16	10,843	11,464	10,722
12/16	11,022	11,698	10,943
1/17	11,278	11,909	11,164
2/17	11,554	12,360	11,442
3/17	11,640	12,369	11,546
4/17	11,810	12,494	11,693
5/17	11,970	12,638	11,869
6/17	12,066	12,735	11,954
7/17	12,353	12,983	12,207
8/17	12,406	12,994	12,209
9/17	12,683	13,301	12,484
10/17	12,907	13,605	12,716
11/17	13,152	14,030	12,996
12/17	13,293	14,170	13,150
1/18	13,893	14,939	13,717
2/18	13,337	14,380	13,196
3/18	13,195	14,067	13,027
4/18	13,250	14,118	13,120
5/18	13,435	14,492	13,285
6/18	13,370	14,582	13,251
7/18	13,730	15,102	13,583
8/18	13,948	15,601	13,763
9/18	13,915	15,654	13,764
10/18	12,868	14,538	12,794
11/18	13,021	14,842	13,004
12/18	12,036	13,467	12,106
1/19	12,982	14,577	13,008
2/19	13,313	15,060	13,348
3/19	13,484	15,304	13,472
4/19	13,917	15,923	13,883
5/19	13,176	14,884	13,140
6/19	13,963	15,940	13,918
7/19	14,020	16,165	13,977
8/19	13,792	15,870	13,701
9/19	14,054	16,185	13,984
10/19	14,350	16,523	14,300
11/19	14,681	17,114	14,619
12/19	15,118	17,628	15,054
1/20	15,011	17,575	14,883
2/20	14,002	16,108	13,780
3/20	12,139	14,001	11,959
4/20	13,385	15,806	13,163
5/20	13,967	16,580	13,721
6/20	14,323	16,909	14,064
7/20	15,070	17,847	14,683
8/20	15,818	19,080	15,416
9/20	15,426	18,357	14,983
10/20	15,165	17,938	14,737
11/20	16,743	19,966	16,416
12/20	17,531	20,787	17,141
1/21	17,494	20,647	17,114
2/21	17,973	21,293	17,595
3/21	18,537	22,224	18,096
4/21	19,273	23,378	18,805
5/21	19,494	23,543	19,061
6/21	19,641	24,032	19,197
7/21	19,837	24,544	19,319
8/21	20,279	25,268	19,752
9/21	19,457	24,117	19,044
10/21	20,402	25,769	19,893
11/21	19,972	25,547	19,430
12/21	20,887	26,700	20,225
1/22	19,770	25,274	19,224
2/22	19,243	24,602	18,893
3/22	19,577	25,462	19,210
4/22	18,035	23,270	17,831
5/22	18,087	23,329	17,904
6/22	16,571	21,384	16,446
7/22	17,920	23,379	17,614
8/22	17,188	22,437	16,970
9/22	15,659	20,367	15,448
10/22	16,764	22,066	16,411
11/22	17,920	23,298	17,594
12/22	17,031	21,953	16,994
1/23	18,270	23,388	18,171
2/23	17,805	22,833	17,723
3/23	18,157	23,525	18,083
4/23	18,326	23,835	18,316
5/23	18,143	23,879	18,034
6/23	19,213	25,498	18,997
7/23	19,790	26,345	19,627
8/23	19,311	25,889	19,137
9/23	18,425	24,641	18,359
10/23	17,904	24,054	17,797
11/23	19,438	26,238	19,316
12/23	20,498	27,544	20,323
1/24	20,512	27,912	20,350
2/24	21,469	29,397	21,089
3/24	22,252	30,383	21,708
4/24	21,397	29,097	20,998
5/24	22,368	30,531	21,821
6/24	22,614	31,496	22,132
7/24	23,136	32,029	22,666
8/24	23,600	32,728	23,150
9/24	24,020	33,399	23,625
10/24	23,484	33,085	23,069

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.17%	10.35%	8.91%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2050 Index	29.63%	10.04%	8.72%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 431,490,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$431,490 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199316
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	Class J
Trading Symbol	PHJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$30	0.26%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $23,115	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,301	10,252	10,131
12/14	10,110	10,246	10,015
1/15	10,057	9,952	9,891
2/15	10,536	10,519	10,393
3/15	10,431	10,388	10,310
4/15	10,552	10,456	10,444
5/15	10,611	10,596	10,514
6/15	10,415	10,406	10,306
7/15	10,484	10,598	10,434
8/15	9,890	9,965	9,814
9/15	9,643	9,709	9,540
10/15	10,263	10,500	10,172
11/15	10,261	10,547	10,187
12/15	10,064	10,349	9,961
1/16	9,575	9,826	9,489
2/16	9,521	9,828	9,429
3/16	10,182	10,511	10,074
4/16	10,263	10,561	10,165
5/16	10,385	10,754	10,264
6/16	10,373	10,785	10,267
7/16	10,764	11,192	10,635
8/16	10,793	11,214	10,668
9/16	10,832	11,213	10,706
10/16	10,571	10,993	10,492
11/16	10,807	11,464	10,726
12/16	10,988	11,698	10,951
1/17	11,238	11,909	11,179
2/17	11,521	12,360	11,463
3/17	11,613	12,369	11,570
4/17	11,769	12,494	11,719
5/17	11,935	12,638	11,898
6/17	12,027	12,735	11,983
7/17	12,320	12,983	12,240
8/17	12,370	12,994	12,242
9/17	12,651	13,301	12,520
10/17	12,870	13,605	12,756
11/17	13,130	14,030	13,037
12/17	13,267	14,170	13,193
1/18	13,877	14,939	13,771
2/18	13,304	14,380	13,247
3/18	13,154	14,067	13,074
4/18	13,218	14,118	13,168
5/18	13,401	14,492	13,331
6/18	13,337	14,582	13,297
7/18	13,691	15,102	13,631
8/18	13,917	15,601	13,811
9/18	13,885	15,654	13,813
10/18	12,799	14,538	12,835
11/18	12,950	14,842	13,045
12/18	11,928	13,467	12,141
1/19	12,906	14,577	13,049
2/19	13,232	15,060	13,391
3/19	13,390	15,304	13,514
4/19	13,839	15,923	13,928
5/19	13,064	14,884	13,179
6/19	13,873	15,940	13,965
7/19	13,918	16,165	14,023
8/19	13,671	15,870	13,741
9/19	13,929	16,185	14,030
10/19	14,244	16,523	14,352
11/19	14,570	17,114	14,673
12/19	15,025	17,628	15,114
1/20	14,897	17,575	14,938
2/20	13,863	16,108	13,815
3/20	11,934	14,001	11,964
4/20	13,189	15,806	13,179
5/20	13,770	16,580	13,741
6/20	14,107	16,909	14,089
7/20	14,851	17,847	14,716
8/20	15,606	19,080	15,462
9/20	15,199	18,357	15,022
10/20	14,944	17,938	14,771
11/20	16,547	19,966	16,473
12/20	17,349	20,787	17,209
1/21	17,301	20,647	17,182
2/21	17,792	21,293	17,672
3/21	18,366	22,224	18,184
4/21	19,120	23,378	18,907
5/21	19,335	23,543	19,167
6/21	19,479	24,032	19,303
7/21	19,670	24,544	19,425
8/21	20,113	25,268	19,862
9/21	19,275	24,117	19,148
10/21	20,244	25,769	20,004
11/21	19,814	25,547	19,535
12/21	20,726	26,700	20,339
1/22	19,605	25,274	19,330
2/22	19,081	24,602	18,997
3/22	19,405	25,462	19,319
4/22	17,872	23,270	17,929
5/22	17,922	23,329	18,002
6/22	16,414	21,384	16,525
7/22	17,748	23,379	17,703
8/22	17,025	22,437	17,057
9/22	15,492	20,367	15,521
10/22	16,589	22,066	16,500
11/22	17,723	23,298	17,697
12/22	16,842	21,953	17,091
1/23	18,065	23,388	18,280
2/23	17,603	22,833	17,831
3/23	17,943	23,525	18,189
4/23	18,119	23,835	18,424
5/23	17,915	23,879	18,137
6/23	18,975	25,498	19,108
7/23	19,545	26,345	19,743
8/23	19,056	25,889	19,250
9/23	18,187	24,641	18,466
10/23	17,657	24,054	17,900
11/23	19,179	26,238	19,431
12/23	20,213	27,544	20,443
1/24	20,227	27,912	20,472
2/24	21,176	29,397	21,218
3/24	21,929	30,383	21,842
4/24	21,078	29,097	21,126
5/24	22,040	30,531	21,956
6/24	22,278	31,496	22,268
7/24	22,794	32,029	22,808
8/24	23,240	32,728	23,302
9/24	23,645	33,399	23,787
10/24	23,115	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	30.91%	10.17%	8.74%
Class J Shares Including Sales Charge	29.91%	10.17%	8.74%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 270,022,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$270,022 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 16.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145305
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	Institutional
Trading Symbol	PLTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $23,683	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,015
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,444
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,306
7/15	10,503	10,598	10,434
8/15	9,910	9,965	9,814
9/15	9,664	9,709	9,540
10/15	10,288	10,500	10,172
11/15	10,288	10,547	10,187
12/15	10,092	10,349	9,961
1/16	9,604	9,826	9,489
2/16	9,552	9,828	9,429
3/16	10,217	10,511	10,074
4/16	10,300	10,561	10,165
5/16	10,425	10,754	10,264
6/16	10,414	10,785	10,267
7/16	10,809	11,192	10,635
8/16	10,840	11,214	10,668
9/16	10,882	11,213	10,706
10/16	10,622	10,993	10,492
11/16	10,861	11,464	10,726
12/16	11,045	11,698	10,951
1/17	11,300	11,909	11,179
2/17	11,586	12,360	11,463
3/17	11,681	12,369	11,570
4/17	11,840	12,494	11,719
5/17	12,010	12,638	11,898
6/17	12,105	12,735	11,983
7/17	12,402	12,983	12,240
8/17	12,455	12,994	12,242
9/17	12,741	13,301	12,520
10/17	12,964	13,605	12,756
11/17	13,229	14,030	13,037
12/17	13,369	14,170	13,193
1/18	13,987	14,939	13,771
2/18	13,412	14,380	13,247
3/18	13,272	14,067	13,074
4/18	13,326	14,118	13,168
5/18	13,510	14,492	13,331
6/18	13,445	14,582	13,297
7/18	13,813	15,102	13,631
8/18	14,041	15,601	13,811
9/18	14,008	15,654	13,813
10/18	12,925	14,538	12,835
11/18	13,077	14,842	13,045
12/18	12,056	13,467	12,141
1/19	13,031	14,577	13,049
2/19	13,371	15,060	13,391
3/19	13,542	15,304	13,514
4/19	13,984	15,923	13,928
5/19	13,213	14,884	13,179
6/19	14,029	15,940	13,965
7/19	14,075	16,165	14,023
8/19	13,825	15,870	13,741
9/19	14,097	16,185	14,030
10/19	14,415	16,523	14,352
11/19	14,755	17,114	14,673
12/19	15,210	17,628	15,114
1/20	15,081	17,575	14,938
2/20	14,036	16,108	13,815
3/20	12,088	14,001	11,964
4/20	13,355	15,806	13,179
5/20	13,954	16,580	13,741
6/20	14,306	16,909	14,089
7/20	15,057	17,847	14,716
8/20	15,832	19,080	15,462
9/20	15,421	18,357	15,022
10/20	15,163	17,938	14,771
11/20	16,794	19,966	16,473
12/20	17,608	20,787	17,209
1/21	17,560	20,647	17,182
2/21	18,068	21,293	17,672
3/21	18,661	22,224	18,184
4/21	19,424	23,378	18,907
5/21	19,654	23,543	19,167
6/21	19,799	24,032	19,303
7/21	19,993	24,544	19,425
8/21	20,452	25,268	19,862
9/21	19,605	24,117	19,148
10/21	20,586	25,769	20,004
11/21	20,162	25,547	19,535
12/21	21,082	26,700	20,339
1/22	19,946	25,274	19,330
2/22	19,429	24,602	18,997
3/22	19,757	25,462	19,319
4/22	18,204	23,270	17,929
5/22	18,255	23,329	18,002
6/22	16,714	21,384	16,525
7/22	18,091	23,379	17,703
8/22	17,346	22,437	17,057
9/22	15,806	20,367	15,521
10/22	16,916	22,066	16,500
11/22	18,078	23,298	17,697
12/22	17,181	21,953	17,091
1/23	18,435	23,388	18,280
2/23	17,967	22,833	17,831
3/23	18,311	23,525	18,189
4/23	18,490	23,835	18,424
5/23	18,297	23,879	18,137
6/23	19,386	25,498	19,108
7/23	19,965	26,345	19,743
8/23	19,482	25,889	19,250
9/23	18,587	24,641	18,466
10/23	18,049	24,054	17,900
11/23	19,606	26,238	19,431
12/23	20,678	27,544	20,443
1/24	20,692	27,912	20,472
2/24	21,656	29,397	21,218
3/24	22,435	30,383	21,842
4/24	21,571	29,097	21,126
5/24	22,563	30,531	21,956
6/24	22,818	31,496	22,268
7/24	23,342	32,029	22,808
8/24	23,810	32,728	23,302
9/24	24,221	33,399	23,787
10/24	23,683	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	31.21%	10.44%	9.00%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 270,022,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$270,022 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 16.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159885
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2055 Fund
Class Name	R-6
Trading Symbol	PLHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2055. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $23,747	S&P 1500 Index TR $33,085	S&P Target Date 2055 Index $23,215
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,015
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,444
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,306
7/15	10,503	10,598	10,434
8/15	9,910	9,965	9,814
9/15	9,675	9,709	9,540
10/15	10,288	10,500	10,172
11/15	10,298	10,547	10,187
12/15	10,092	10,349	9,961
1/16	9,604	9,826	9,489
2/16	9,562	9,828	9,429
3/16	10,227	10,511	10,074
4/16	10,300	10,561	10,165
5/16	10,425	10,754	10,264
6/16	10,414	10,785	10,267
7/16	10,809	11,192	10,635
8/16	10,840	11,214	10,668
9/16	10,892	11,213	10,706
10/16	10,633	10,993	10,492
11/16	10,872	11,464	10,726
12/16	11,055	11,698	10,951
1/17	11,310	11,909	11,179
2/17	11,596	12,360	11,463
3/17	11,681	12,369	11,570
4/17	11,861	12,494	11,719
5/17	12,020	12,638	11,898
6/17	12,115	12,735	11,983
7/17	12,412	12,983	12,240
8/17	12,465	12,994	12,242
9/17	12,751	13,301	12,520
10/17	12,974	13,605	12,756
11/17	13,239	14,030	13,037
12/17	13,379	14,170	13,193
1/18	13,997	14,939	13,771
2/18	13,423	14,380	13,247
3/18	13,282	14,067	13,074
4/18	13,336	14,118	13,168
5/18	13,520	14,492	13,331
6/18	13,455	14,582	13,297
7/18	13,824	15,102	13,631
8/18	14,062	15,601	13,811
9/18	14,019	15,654	13,813
10/18	12,935	14,538	12,835
11/18	13,098	14,842	13,045
12/18	12,066	13,467	12,141
1/19	13,041	14,577	13,049
2/19	13,382	15,060	13,391
3/19	13,552	15,304	13,514
4/19	14,005	15,923	13,928
5/19	13,223	14,884	13,179
6/19	14,039	15,940	13,965
7/19	14,096	16,165	14,023
8/19	13,847	15,870	13,741
9/19	14,119	16,185	14,030
10/19	14,425	16,523	14,352
11/19	14,765	17,114	14,673
12/19	15,231	17,628	15,114
1/20	15,102	17,575	14,938
2/20	14,058	16,108	13,815
3/20	12,098	14,001	11,964
4/20	13,377	15,806	13,179
5/20	13,976	16,580	13,741
6/20	14,328	16,909	14,089
7/20	15,079	17,847	14,716
8/20	15,853	19,080	15,462
9/20	15,442	18,357	15,022
10/20	15,184	17,938	14,771
11/20	16,815	19,966	16,473
12/20	17,630	20,787	17,209
1/21	17,594	20,647	17,182
2/21	18,102	21,293	17,672
3/21	18,683	22,224	18,184
4/21	19,445	23,378	18,907
5/21	19,687	23,543	19,167
6/21	19,832	24,032	19,303
7/21	20,026	24,544	19,425
8/21	20,486	25,268	19,862
9/21	19,639	24,117	19,148
10/21	20,619	25,769	20,004
11/21	20,195	25,547	19,535
12/21	21,120	26,700	20,339
1/22	19,984	25,274	19,330
2/22	19,454	24,602	18,997
3/22	19,795	25,462	19,319
4/22	18,229	23,270	17,929
5/22	18,292	23,329	18,002
6/22	16,752	21,384	16,525
7/22	18,116	23,379	17,703
8/22	17,383	22,437	17,057
9/22	15,831	20,367	15,521
10/22	16,954	22,066	16,500
11/22	18,116	23,298	17,697
12/22	17,225	21,953	17,091
1/23	18,465	23,388	18,280
2/23	17,997	22,833	17,831
3/23	18,355	23,525	18,189
4/23	18,534	23,835	18,424
5/23	18,341	23,879	18,137
6/23	19,430	25,498	19,108
7/23	20,009	26,345	19,743
8/23	19,526	25,889	19,250
9/23	18,631	24,641	18,466
10/23	18,093	24,054	17,900
11/23	19,650	26,238	19,431
12/23	20,727	27,544	20,443
1/24	20,741	27,912	20,472
2/24	21,706	29,397	21,218
3/24	22,485	30,383	21,842
4/24	21,635	29,097	21,126
5/24	22,627	30,531	21,956
6/24	22,868	31,496	22,268
7/24	23,393	32,029	22,808
8/24	23,860	32,728	23,302
9/24	24,286	33,399	23,787
10/24	23,747	33,085	23,215

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.25%	10.48%	9.03%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2055 Index	29.69%	10.10%	8.79%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 270,022,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$270,022 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 16.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199317
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	Class J
Trading Symbol	PHJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $23,342	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,301	10,252	10,131
12/14	10,110	10,246	10,016
1/15	10,057	9,952	9,891
2/15	10,536	10,519	10,393
3/15	10,431	10,388	10,310
4/15	10,552	10,456	10,445
5/15	10,611	10,596	10,514
6/15	10,415	10,406	10,305
7/15	10,484	10,598	10,431
8/15	9,890	9,965	9,802
9/15	9,653	9,709	9,524
10/15	10,263	10,500	10,163
11/15	10,272	10,547	10,178
12/15	10,066	10,349	9,950
1/16	9,577	9,826	9,468
2/16	9,523	9,828	9,406
3/16	10,195	10,511	10,057
4/16	10,265	10,561	10,149
5/16	10,387	10,754	10,248
6/16	10,375	10,785	10,247
7/16	10,766	11,192	10,620
8/16	10,795	11,214	10,654
9/16	10,845	11,213	10,695
10/16	10,574	10,993	10,478
11/16	10,820	11,464	10,724
12/16	11,012	11,698	10,952
1/17	11,264	11,909	11,184
2/17	11,557	12,360	11,471
3/17	11,639	12,369	11,581
4/17	11,806	12,494	11,731
5/17	11,973	12,638	11,913
6/17	12,076	12,735	11,997
7/17	12,369	12,983	12,254
8/17	12,419	12,994	12,257
9/17	12,701	13,301	12,538
10/17	12,930	13,605	12,778
11/17	13,191	14,030	13,067
12/17	13,328	14,170	13,224
1/18	13,962	14,939	13,815
2/18	13,377	14,380	13,286
3/18	13,215	14,067	13,104
4/18	13,279	14,118	13,198
5/18	13,463	14,492	13,368
6/18	13,398	14,582	13,336
7/18	13,765	15,102	13,676
8/18	13,991	15,601	13,863
9/18	13,948	15,654	13,867
10/18	12,848	14,538	12,881
11/18	13,010	14,842	13,093
12/18	11,967	13,467	12,172
1/19	12,950	14,577	13,089
2/19	13,284	15,060	13,436
3/19	13,441	15,304	13,562
4/19	13,898	15,923	13,983
5/19	13,106	14,884	13,223
6/19	13,921	15,940	14,019
7/19	13,977	16,165	14,079
8/19	13,720	15,870	13,793
9/19	13,988	16,185	14,082
10/19	14,300	16,523	14,407
11/19	14,635	17,114	14,736
12/19	15,103	17,628	15,183
1/20	14,964	17,575	15,007
2/20	13,899	16,108	13,873
3/20	11,932	14,001	12,016
4/20	13,217	15,806	13,247
5/20	13,807	16,580	13,817
6/20	14,154	16,909	14,170
7/20	14,918	17,847	14,798
8/20	15,682	19,080	15,548
9/20	15,277	18,357	15,107
10/20	15,010	17,938	14,854
11/20	16,654	19,966	16,566
12/20	17,470	20,787	17,307
1/21	17,434	20,647	17,280
2/21	17,946	21,293	17,769
3/21	18,529	22,224	18,277
4/21	19,290	23,378	18,997
5/21	19,528	23,543	19,263
6/21	19,671	24,032	19,397
7/21	19,850	24,544	19,514
8/21	20,314	25,268	19,954
9/21	19,445	24,117	19,236
10/21	20,445	25,769	20,096
11/21	20,016	25,547	19,619
12/21	20,935	26,700	20,430
1/22	19,799	25,274	19,412
2/22	19,267	24,602	19,081
3/22	19,589	25,462	19,404
4/22	18,045	23,270	18,006
5/22	18,094	23,329	18,080
6/22	16,575	21,384	16,594
7/22	17,921	23,379	17,778
8/22	17,180	22,437	17,127
9/22	15,649	20,367	15,583
10/22	16,748	22,066	16,567
11/22	17,897	23,298	17,769
12/22	17,005	21,953	17,160
1/23	18,244	23,388	18,353
2/23	17,778	22,833	17,901
3/23	18,124	23,525	18,268
4/23	18,297	23,835	18,507
5/23	18,097	23,879	18,223
6/23	19,162	25,498	19,204
7/23	19,735	26,345	19,846
8/23	19,242	25,889	19,346
9/23	18,363	24,641	18,556
10/23	17,831	24,054	17,982
11/23	19,362	26,238	19,523
12/23	20,417	27,544	20,547
1/24	20,431	27,912	20,570
2/24	21,374	29,397	21,323
3/24	22,139	30,383	21,954
4/24	21,278	29,097	21,232
5/24	22,262	30,531	22,066
6/24	22,494	31,496	22,381
7/24	23,000	32,029	22,933
8/24	23,465	32,728	23,425
9/24	23,875	33,399	23,920
10/24	23,342	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	30.91%	10.30%	8.85%
Class J Shares Including Sales Charge	29.91%	10.30%	8.85%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 143,126,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$143,126 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 17.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145308
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	Institutional
Trading Symbol	PLTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $23,945	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,016
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,445
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,305
7/15	10,503	10,598	10,431
8/15	9,910	9,965	9,802
9/15	9,675	9,709	9,524
10/15	10,288	10,500	10,163
11/15	10,298	10,547	10,178
12/15	10,094	10,349	9,950
1/16	9,606	9,826	9,468
2/16	9,554	9,828	9,406
3/16	10,229	10,511	10,057
4/16	10,302	10,561	10,149
5/16	10,427	10,754	10,248
6/16	10,416	10,785	10,247
7/16	10,811	11,192	10,620
8/16	10,843	11,214	10,654
9/16	10,895	11,213	10,695
10/16	10,624	10,993	10,478
11/16	10,874	11,464	10,724
12/16	11,070	11,698	10,952
1/17	11,325	11,909	11,184
2/17	11,622	12,360	11,471
3/17	11,707	12,369	11,581
4/17	11,877	12,494	11,731
5/17	12,047	12,638	11,913
6/17	12,154	12,735	11,997
7/17	12,451	12,983	12,254
8/17	12,504	12,994	12,257
9/17	12,791	13,301	12,538
10/17	13,025	13,605	12,778
11/17	13,290	14,030	13,067
12/17	13,431	14,170	13,224
1/18	14,072	14,939	13,815
2/18	13,485	14,380	13,286
3/18	13,333	14,067	13,104
4/18	13,398	14,118	13,198
5/18	13,583	14,492	13,368
6/18	13,529	14,582	13,336
7/18	13,898	15,102	13,676
8/18	14,127	15,601	13,863
9/18	14,094	15,654	13,867
10/18	12,985	14,538	12,881
11/18	13,148	14,842	13,093
12/18	12,097	13,467	12,172
1/19	13,087	14,577	13,089
2/19	13,436	15,060	13,436
3/19	13,605	15,304	13,562
4/19	14,055	15,923	13,983
5/19	13,256	14,884	13,223
6/19	14,089	15,940	14,019
7/19	14,145	16,165	14,079
8/19	13,886	15,870	13,793
9/19	14,168	16,185	14,082
10/19	14,483	16,523	14,407
11/19	14,832	17,114	14,736
12/19	15,296	17,628	15,183
1/20	15,168	17,575	15,007
2/20	14,094	16,108	13,873
3/20	12,099	14,001	12,016
4/20	13,406	15,806	13,247
5/20	14,001	16,580	13,817
6/20	14,363	16,909	14,170
7/20	15,133	17,847	14,798
8/20	15,926	19,080	15,548
9/20	15,506	18,357	15,107
10/20	15,250	17,938	14,854
11/20	16,918	19,966	16,566
12/20	17,759	20,787	17,307
1/21	17,711	20,647	17,280
2/21	18,240	21,293	17,769
3/21	18,840	22,224	18,277
4/21	19,621	23,378	18,997
5/21	19,861	23,543	19,263
6/21	20,005	24,032	19,397
7/21	20,209	24,544	19,514
8/21	20,677	25,268	19,954
9/21	19,801	24,117	19,236
10/21	20,809	25,769	20,096
11/21	20,389	25,547	19,619
12/21	21,323	26,700	20,430
1/22	20,175	25,274	19,412
2/22	19,639	24,602	19,081
3/22	19,976	25,462	19,404
4/22	18,404	23,270	18,006
5/22	18,453	23,329	18,080
6/22	16,906	21,384	16,594
7/22	18,279	23,379	17,778
8/22	17,543	22,437	17,127
9/22	15,971	20,367	15,583
10/22	17,106	22,066	16,567
11/22	18,279	23,298	17,769
12/22	17,373	21,953	17,160
1/23	18,639	23,388	18,353
2/23	18,168	22,833	17,901
3/23	18,518	23,525	18,268
4/23	18,706	23,835	18,507
5/23	18,504	23,879	18,223
6/23	19,609	25,498	19,204
7/23	20,188	26,345	19,846
8/23	19,690	25,889	19,346
9/23	18,801	24,641	18,556
10/23	18,249	24,054	17,982
11/23	19,824	26,238	19,523
12/23	20,900	27,544	20,547
1/24	20,927	27,912	20,570
2/24	21,896	29,397	21,323
3/24	22,685	30,383	21,954
4/24	21,813	29,097	21,232
5/24	22,810	30,531	22,066
6/24	23,059	31,496	22,381
7/24	23,585	32,029	22,933
8/24	24,069	32,728	23,425
9/24	24,498	33,399	23,920
10/24	23,945	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	31.22%	10.58%	9.12%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 143,126,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$143,126 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 17.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159886
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2060 Fund
Class Name	R-6
Trading Symbol	PLKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2060. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $24,017	S&P 1500 Index TR $33,085	S&P Target Date 2060 Index $23,348
10/14	10,000	10,000	10,000
11/14	10,303	10,252	10,131
12/14	10,114	10,246	10,016
1/15	10,063	9,952	9,891
2/15	10,544	10,519	10,393
3/15	10,442	10,388	10,310
4/15	10,564	10,456	10,445
5/15	10,626	10,596	10,514
6/15	10,431	10,406	10,305
7/15	10,503	10,598	10,431
8/15	9,910	9,965	9,802
9/15	9,675	9,709	9,524
10/15	10,288	10,500	10,163
11/15	10,298	10,547	10,178
12/15	10,104	10,349	9,950
1/16	9,605	9,826	9,468
2/16	9,564	9,828	9,406
3/16	10,229	10,511	10,057
4/16	10,312	10,561	10,149
5/16	10,437	10,754	10,248
6/16	10,427	10,785	10,247
7/16	10,822	11,192	10,620
8/16	10,853	11,214	10,654
9/16	10,905	11,213	10,695
10/16	10,635	10,993	10,478
11/16	10,884	11,464	10,724
12/16	11,080	11,698	10,952
1/17	11,335	11,909	11,184
2/17	11,633	12,360	11,471
3/17	11,718	12,369	11,581
4/17	11,888	12,494	11,731
5/17	12,058	12,638	11,913
6/17	12,164	12,735	11,997
7/17	12,461	12,983	12,254
8/17	12,514	12,994	12,257
9/17	12,812	13,301	12,538
10/17	13,045	13,605	12,778
11/17	13,311	14,030	13,067
12/17	13,452	14,170	13,224
1/18	14,093	14,939	13,815
2/18	13,495	14,380	13,286
3/18	13,354	14,067	13,104
4/18	13,419	14,118	13,198
5/18	13,604	14,492	13,368
6/18	13,539	14,582	13,336
7/18	13,919	15,102	13,676
8/18	14,148	15,601	13,863
9/18	14,115	15,654	13,867
10/18	12,995	14,538	12,881
11/18	13,158	14,842	13,093
12/18	12,107	13,467	12,172
1/19	13,108	14,577	13,089
2/19	13,457	15,060	13,436
3/19	13,615	15,304	13,562
4/19	14,076	15,923	13,983
5/19	13,277	14,884	13,223
6/19	14,110	15,940	14,019
7/19	14,166	16,165	14,079
8/19	13,907	15,870	13,793
9/19	14,177	16,185	14,082
10/19	14,504	16,523	14,407
11/19	14,852	17,114	14,736
12/19	15,328	17,628	15,183
1/20	15,188	17,575	15,007
2/20	14,115	16,108	13,873
3/20	12,120	14,001	12,016
4/20	13,427	15,806	13,247
5/20	14,022	16,580	13,817
6/20	14,395	16,909	14,170
7/20	15,165	17,847	14,798
8/20	15,947	19,080	15,548
9/20	15,538	18,357	15,107
10/20	15,270	17,938	14,854
11/20	16,950	19,966	16,566
12/20	17,791	20,787	17,307
1/21	17,743	20,647	17,280
2/21	18,271	21,293	17,769
3/21	18,872	22,224	18,277
4/21	19,664	23,378	18,997
5/21	19,904	23,543	19,263
6/21	20,048	24,032	19,397
7/21	20,240	24,544	19,514
8/21	20,720	25,268	19,954
9/21	19,844	24,117	19,236
10/21	20,852	25,769	20,096
11/21	20,420	25,547	19,619
12/21	21,366	26,700	20,430
1/22	20,219	25,274	19,412
2/22	19,682	24,602	19,081
3/22	20,019	25,462	19,404
4/22	18,447	23,270	18,006
5/22	18,497	23,329	18,080
6/22	16,938	21,384	16,594
7/22	18,323	23,379	17,778
8/22	17,574	22,437	17,127
9/22	16,015	20,367	15,583
10/22	17,138	22,066	16,567
11/22	18,323	23,298	17,769
12/22	17,419	21,953	17,160
1/23	18,684	23,388	18,353
2/23	18,199	22,833	17,901
3/23	18,563	23,525	18,268
4/23	18,751	23,835	18,507
5/23	18,549	23,879	18,223
6/23	19,653	25,498	19,204
7/23	20,245	26,345	19,846
8/23	19,747	25,889	19,346
9/23	18,845	24,641	18,556
10/23	18,294	24,054	17,982
11/23	19,869	26,238	19,523
12/23	20,959	27,544	20,547
1/24	20,973	27,912	20,570
2/24	21,956	29,397	21,323
3/24	22,744	30,383	21,954
4/24	21,873	29,097	21,232
5/24	22,883	30,531	22,066
6/24	23,132	31,496	22,381
7/24	23,657	32,029	22,933
8/24	24,128	32,728	23,425
9/24	24,557	33,399	23,920
10/24	24,017	33,085	23,348

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.29%	10.61%	9.16%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P Target Date 2060 Index	29.84%	10.14%	8.85%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 143,126,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$143,126 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 17.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199326
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	Class J
Trading Symbol	PHJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $18,970	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,248	10,263	10,229
10/17	10,436	10,497	10,425
11/17	10,654	10,825	10,661
12/17	10,769	10,933	10,789
1/18	11,276	11,527	11,270
2/18	10,805	11,095	10,839
3/18	10,683	10,854	10,691
4/18	10,734	10,893	10,768
5/18	10,876	11,182	10,907
6/18	10,826	11,251	10,881
7/18	11,121	11,653	11,158
8/18	11,304	12,038	11,310
9/18	11,273	12,078	11,313
10/18	10,378	11,217	10,509
11/18	10,510	11,452	10,682
12/18	9,646	10,391	9,931
1/19	10,446	11,248	10,679
2/19	10,731	11,620	10,962
3/19	10,857	11,809	11,065
4/19	11,226	12,286	11,408
5/19	10,583	11,484	10,788
6/19	11,247	12,299	11,437
7/19	11,289	12,473	11,487
8/19	11,089	12,245	11,253
9/19	11,299	12,488	11,489
10/19	11,563	12,750	11,754
11/19	11,847	13,205	12,023
12/19	12,215	13,602	12,387
1/20	12,108	13,561	12,244
2/20	11,241	12,429	11,319
3/20	9,635	10,803	9,804
4/20	10,684	12,196	10,807
5/20	11,166	12,793	11,273
6/20	11,466	13,047	11,561
7/20	12,076	13,771	12,074
8/20	12,718	14,722	12,685
9/20	12,376	14,164	12,326
10/20	12,162	13,841	12,119
11/20	13,521	15,406	13,516
12/20	14,197	16,040	14,120
1/21	14,165	15,931	14,099
2/21	14,569	16,430	14,497
3/21	15,060	17,148	14,912
4/21	15,693	18,039	15,499
5/21	15,879	18,166	15,716
6/21	15,988	18,543	15,831
7/21	16,141	18,938	15,928
8/21	16,523	19,497	16,292
9/21	15,814	18,609	15,704
10/21	16,622	19,883	16,412
11/21	16,272	19,712	16,028
12/21	17,018	20,602	16,685
1/22	16,102	19,502	15,861
2/22	15,678	18,983	15,584
3/22	15,946	19,646	15,854
4/22	14,673	17,955	14,707
5/22	14,717	18,001	14,773
6/22	13,478	16,500	13,565
7/22	14,583	18,040	14,532
8/22	13,980	17,312	14,005
9/22	12,730	15,715	12,745
10/22	13,623	17,026	13,546
11/22	14,550	17,977	14,525
12/22	13,821	16,939	14,023
1/23	14,826	18,046	14,996
2/23	14,443	17,618	14,626
3/23	14,730	18,152	14,922
4/23	14,874	18,391	15,113
5/23	14,706	18,425	14,883
6/23	15,579	19,675	15,696
7/23	16,045	20,328	16,226
8/23	15,639	19,976	15,818
9/23	14,933	19,013	15,168
10/23	14,491	18,560	14,703
11/23	15,734	20,245	15,969
12/23	16,591	21,253	16,805
1/24	16,603	21,537	16,832
2/24	17,376	22,683	17,464
3/24	18,001	23,443	17,983
4/24	17,302	22,451	17,388
5/24	18,087	23,558	18,080
6/24	18,283	24,302	18,353
7/24	18,700	24,713	18,795
8/24	19,068	25,253	19,205
9/24	19,399	25,771	19,611
10/24	18,970	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	30.91%	10.41%	9.37%
Class J Shares Including Sales Charge	29.91%	10.41%	9.37%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 46,974,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$46,974 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193007
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	Institutional
Trading Symbol	PLHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $19,345	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,250	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,777	10,933	10,789
1/18	11,287	11,527	11,270
2/18	10,818	11,095	10,839
3/18	10,706	10,854	10,691
4/18	10,757	10,893	10,768
5/18	10,900	11,182	10,907
6/18	10,849	11,251	10,881
7/18	11,144	11,653	11,158
8/18	11,328	12,038	11,310
9/18	11,307	12,078	11,313
10/18	10,411	11,217	10,509
11/18	10,543	11,452	10,682
12/18	9,678	10,391	9,931
1/19	10,490	11,248	10,679
2/19	10,775	11,620	10,962
3/19	10,901	11,809	11,065
4/19	11,270	12,286	11,408
5/19	10,627	11,484	10,788
6/19	11,302	12,299	11,437
7/19	11,344	12,473	11,487
8/19	11,144	12,245	11,253
9/19	11,365	12,488	11,489
10/19	11,628	12,750	11,754
11/19	11,913	13,205	12,023
12/19	12,292	13,602	12,387
1/20	12,185	13,561	12,244
2/20	11,317	12,429	11,319
3/20	9,699	10,803	9,804
4/20	10,760	12,196	10,807
5/20	11,253	12,793	11,273
6/20	11,553	13,047	11,561
7/20	12,174	13,771	12,074
8/20	12,817	14,722	12,685
9/20	12,485	14,164	12,326
10/20	12,271	13,841	12,119
11/20	13,632	15,406	13,516
12/20	14,319	16,040	14,120
1/21	14,287	15,931	14,099
2/21	14,713	16,430	14,497
3/21	15,205	17,148	14,912
4/21	15,850	18,039	15,499
5/21	16,035	18,166	15,716
6/21	16,156	18,543	15,831
7/21	16,320	18,938	15,928
8/21	16,702	19,497	16,292
9/21	15,992	18,609	15,704
10/21	16,812	19,883	16,412
11/21	16,462	19,712	16,028
12/21	17,226	20,602	16,685
1/22	16,298	19,502	15,861
2/22	15,862	18,983	15,584
3/22	16,142	19,646	15,854
4/22	14,868	17,955	14,707
5/22	14,912	18,001	14,773
6/22	13,649	16,500	13,565
7/22	14,778	18,040	14,532
8/22	14,174	17,312	14,005
9/22	12,911	15,715	12,745
10/22	13,817	17,026	13,546
11/22	14,767	17,977	14,525
12/22	14,032	16,939	14,023
1/23	15,062	18,046	14,996
2/23	14,667	17,618	14,626
3/23	14,954	18,152	14,922
4/23	15,110	18,391	15,113
5/23	14,942	18,425	14,883
6/23	15,840	19,675	15,696
7/23	16,307	20,328	16,226
8/23	15,912	19,976	15,818
9/23	15,182	19,013	15,168
10/23	14,739	18,560	14,703
11/23	16,008	20,245	15,969
12/23	16,887	21,253	16,805
1/24	16,900	21,537	16,832
2/24	17,686	22,683	17,464
3/24	18,325	23,443	17,983
4/24	17,625	22,451	17,388
5/24	18,436	23,558	18,080
6/24	18,633	24,302	18,353
7/24	19,063	24,713	18,795
8/24	19,444	25,253	19,205
9/24	19,788	25,771	19,611
10/24	19,345	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	31.25%	10.72%	9.67%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 46,974,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$46,974 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000193008
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2065 Fund
Class Name	R-6
Trading Symbol	PLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2065. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $19,391	S&P 1500 Index TR $25,529	S&P Target Date 2065+ Index $19,147
9/17	10,000	10,000	10,000
9/17	10,250	10,263	10,229
10/17	10,440	10,497	10,425
11/17	10,660	10,825	10,661
12/17	10,777	10,933	10,789
1/18	11,287	11,527	11,270
2/18	10,818	11,095	10,839
3/18	10,706	10,854	10,691
4/18	10,757	10,893	10,768
5/18	10,900	11,182	10,907
6/18	10,849	11,251	10,881
7/18	11,144	11,653	11,158
8/18	11,338	12,038	11,310
9/18	11,307	12,078	11,313
10/18	10,411	11,217	10,509
11/18	10,543	11,452	10,682
12/18	9,362	10,391	9,931
1/19	10,143	11,248	10,679
2/19	10,418	11,620	10,962
3/19	10,544	11,809	11,065
4/19	10,903	12,286	11,408
5/19	10,639	11,484	10,788
6/19	11,315	12,299	11,437
7/19	11,357	12,473	11,487
8/19	11,157	12,245	11,253
9/19	11,378	12,488	11,489
10/19	11,642	12,750	11,754
11/19	11,927	13,205	12,023
12/19	12,307	13,602	12,387
1/20	12,199	13,561	12,244
2/20	11,330	12,429	11,319
3/20	9,710	10,803	9,804
4/20	10,772	12,196	10,807
5/20	11,266	12,793	11,273
6/20	11,566	13,047	11,561
7/20	12,189	13,771	12,074
8/20	12,832	14,722	12,685
9/20	12,500	14,164	12,326
10/20	12,285	13,841	12,119
11/20	13,659	15,406	13,516
12/20	14,347	16,040	14,120
1/21	14,303	15,931	14,099
2/21	14,741	16,430	14,497
3/21	15,233	17,148	14,912
4/21	15,868	18,039	15,499
5/21	16,065	18,166	15,716
6/21	16,185	18,543	15,831
7/21	16,350	18,938	15,928
8/21	16,722	19,497	16,292
9/21	16,021	18,609	15,704
10/21	16,842	19,883	16,412
11/21	16,492	19,712	16,028
12/21	17,246	20,602	16,685
1/22	16,317	19,502	15,861
2/22	15,892	18,983	15,584
3/22	16,172	19,646	15,854
4/22	14,885	17,955	14,707
5/22	14,930	18,001	14,773
6/22	13,676	16,500	13,565
7/22	14,795	18,040	14,532
8/22	14,202	17,312	14,005
9/22	12,926	15,715	12,745
10/22	13,844	17,026	13,546
11/22	14,795	17,977	14,525
12/22	14,060	16,939	14,023
1/23	15,091	18,046	14,996
2/23	14,695	17,618	14,626
3/23	14,983	18,152	14,922
4/23	15,139	18,391	15,113
5/23	14,971	18,425	14,883
6/23	15,870	19,675	15,696
7/23	16,337	20,328	16,226
8/23	15,942	19,976	15,818
9/23	15,211	19,013	15,168
10/23	14,779	18,560	14,703
11/23	16,050	20,245	15,969
12/23	16,918	21,253	16,805
1/24	16,942	21,537	16,832
2/24	17,730	22,683	17,464
3/24	18,370	23,443	17,983
4/24	17,656	22,451	17,388
5/24	18,480	23,558	18,080
6/24	18,677	24,302	18,353
7/24	19,108	24,713	18,795
8/24	19,489	25,253	19,205
9/24	19,834	25,771	19,611
10/24	19,391	25,529	19,147

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	31.20%	10.74%	9.70%
S&P 1500 Index TR	37.54%	14.90%	14.00%
S&P Target Date 2065+ Index	30.23%	10.25%	9.51%

Performance Inception Date	Sep. 06, 2017
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 46,974,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$46,974 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 18.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241172
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	Class J
Trading Symbol	PLKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $13,342	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,160	10,500	10,185
6/23	10,920	11,213	10,741
7/23	11,250	11,585	11,104
8/23	10,960	11,385	10,825
9/23	10,460	10,836	10,380
10/23	10,150	10,578	10,061
11/23	11,040	11,538	10,928
12/23	11,651	12,112	11,500
1/24	11,651	12,274	11,519
2/24	12,221	12,927	11,951
3/24	12,659	13,361	12,306
4/24	12,170	12,795	11,899
5/24	12,731	13,426	12,373
6/24	12,863	13,850	12,560
7/24	13,158	14,084	12,862
8/24	13,413	14,392	13,143
9/24	13,657	14,687	13,420
10/24	13,342	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class J Shares Excluding Sales Charge	31.44%	18.86%
Class J Shares Including Sales Charge	30.44%	18.86%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,094,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,094 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 48.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.32%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241174
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	Institutional
Trading Symbol	PLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $13,232	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,310	10,481	10,342
5/23	10,170	10,500	10,185
6/23	10,820	11,213	10,741
7/23	11,150	11,585	11,104
8/23	10,860	11,385	10,825
9/23	10,370	10,836	10,380
10/23	10,060	10,578	10,061
11/23	10,950	11,538	10,928
12/23	11,551	12,112	11,500
1/24	11,561	12,274	11,519
2/24	12,101	12,927	11,951
3/24	12,529	13,361	12,306
4/24	12,050	12,795	11,899
5/24	12,600	13,426	12,373
6/24	12,743	13,850	12,560
7/24	13,038	14,084	12,862
8/24	13,293	14,392	13,143
9/24	13,537	14,687	13,420
10/24	13,232	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	31.53%	18.27%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,094,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,094 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 48.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.32%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000241173
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid 2070 Fund
Class Name	R-6
Trading Symbol	PLKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid 2070 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to 2070. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds in the near-dated vintages relative to the S&P target date indices detracted from performance for the year. An overweight to U.S. midcap equities relative to the S&P target date indices also detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $13,242	S&P 1500 Index TR $14,549	S&P Target Date 2065+ Index $13,103
3/23	10,000	10,000	10,000
3/23	10,200	10,345	10,211
4/23	10,320	10,481	10,342
5/23	10,170	10,500	10,185
6/23	10,820	11,213	10,741
7/23	11,160	11,585	11,104
8/23	10,870	11,385	10,825
9/23	10,370	10,836	10,380
10/23	10,070	10,578	10,061
11/23	10,960	11,538	10,928
12/23	11,561	12,112	11,500
1/24	11,571	12,274	11,519
2/24	12,111	12,927	11,951
3/24	12,539	13,361	12,306
4/24	12,060	12,795	11,899
5/24	12,610	13,426	12,373
6/24	12,753	13,850	12,560
7/24	13,048	14,084	12,862
8/24	13,313	14,392	13,143
9/24	13,547	14,687	13,420
10/24	13,242	14,549	13,103

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
R-6 Shares	31.50%	18.33%
S&P 1500 Index TR	37.54%	25.20%
S&P Target Date 2065+ Index	30.23%	17.58%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index". The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,094,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,094 Total Number of Portfolio Holdings10 Portfolio Turnover Rate 48.0% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.32%
Other Assets and Liabilities	(0.32)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000199315
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	Class J
Trading Symbol	PHJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $14,362	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,127	10,071	10,073
12/14	10,037	10,080	10,038
1/15	10,210	10,292	10,104
2/15	10,281	10,195	10,225
3/15	10,268	10,242	10,207
4/15	10,308	10,206	10,241
5/15	10,295	10,181	10,241
6/15	10,169	10,070	10,119
7/15	10,198	10,140	10,200
8/15	10,031	10,125	9,979
9/15	9,957	10,194	9,906
10/15	10,130	10,196	10,134
11/15	10,107	10,169	10,115
12/15	10,007	10,136	10,020
1/16	9,943	10,275	9,929
2/16	9,972	10,348	9,966
3/16	10,221	10,443	10,238
4/16	10,282	10,483	10,291
5/16	10,301	10,486	10,321
6/16	10,414	10,674	10,429
7/16	10,558	10,742	10,575
8/16	10,566	10,730	10,578
9/16	10,585	10,723	10,602
10/16	10,489	10,641	10,496
11/16	10,393	10,390	10,439
12/16	10,452	10,404	10,522
1/17	10,545	10,425	10,606
2/17	10,660	10,495	10,728
3/17	10,679	10,489	10,753
4/17	10,761	10,570	10,842
5/17	10,843	10,651	10,928
6/17	10,852	10,641	10,945
7/17	10,955	10,687	11,053
8/17	11,016	10,782	11,100
9/17	11,056	10,731	11,171
10/17	11,107	10,737	11,255
11/17	11,157	10,723	11,342
12/17	11,221	10,773	11,420
1/18	11,316	10,649	11,557
2/18	11,108	10,548	11,355
3/18	11,108	10,615	11,329
4/18	11,097	10,536	11,330
5/18	11,162	10,611	11,411
6/18	11,140	10,598	11,408
7/18	11,238	10,601	11,519
8/18	11,303	10,669	11,610
9/18	11,270	10,600	11,584
10/18	10,989	10,517	11,246
11/18	11,032	10,579	11,340
12/18	10,888	10,774	11,130
1/19	11,208	10,888	11,494
2/19	11,285	10,882	11,607
3/19	11,439	11,091	11,750
4/19	11,550	11,094	11,891
5/19	11,483	11,291	11,748
6/19	11,737	11,432	12,081
7/19	11,759	11,458	12,124
8/19	11,858	11,755	12,180
9/19	11,880	11,692	12,240
10/19	11,958	11,727	12,360
11/19	12,035	11,721	12,474
12/19	12,154	11,713	12,614
1/20	12,256	11,938	12,684
2/20	12,143	12,153	12,425
3/20	11,576	12,082	11,770
4/20	12,052	12,297	12,338
5/20	12,290	12,354	12,578
6/20	12,426	12,432	12,734
7/20	12,721	12,617	13,035
8/20	12,869	12,515	13,198
9/20	12,767	12,509	13,081
10/20	12,676	12,453	12,982
11/20	13,141	12,575	13,516
12/20	13,341	12,592	13,725
1/21	13,306	12,502	13,684
2/21	13,294	12,321	13,691
3/21	13,365	12,168	13,730
4/21	13,579	12,264	13,960
5/21	13,650	12,304	14,048
6/21	13,733	12,390	14,150
7/21	13,840	12,529	14,268
8/21	13,924	12,505	14,364
9/21	13,710	12,397	14,146
10/21	13,888	12,393	14,344
11/21	13,757	12,430	14,256
12/21	13,994	12,398	14,427
1/22	13,568	12,131	14,040
2/22	13,380	11,996	13,891
3/22	13,305	11,662	13,774
4/22	12,691	11,220	13,212
5/22	12,729	11,292	13,257
6/22	12,177	11,115	12,770
7/22	12,691	11,387	13,218
8/22	12,340	11,065	12,912
9/22	11,639	10,587	12,263
10/22	11,889	10,450	12,470
11/22	12,378	10,834	12,972
12/22	12,121	10,785	12,815
1/23	12,634	11,117	13,292
2/23	12,358	10,829	13,054
3/23	12,608	11,104	13,308
4/23	12,700	11,172	13,412
5/23	12,568	11,050	13,283
6/23	12,831	11,011	13,520
7/23	12,989	11,003	13,688
8/23	12,831	10,933	13,524
9/23	12,489	10,655	13,167
10/23	12,279	10,487	12,933
11/23	12,923	10,962	13,632
12/23	13,408	11,381	14,141
1/24	13,422	11,350	14,157
2/24	13,572	11,190	14,247
3/24	13,817	11,293	14,469
4/24	13,490	11,008	14,142
5/24	13,830	11,194	14,473
6/24	13,939	11,300	14,632
7/24	14,226	11,564	14,918
8/24	14,430	11,731	15,153
9/24	14,634	11,888	15,387
10/24	14,362	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	16.97%	3.73%	3.69%
Class J Shares Including Sales Charge	15.97%	3.73%	3.69%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 159,722,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$159,722 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 24.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000145302
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	Institutional
Trading Symbol	PHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,670	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,129	10,071	10,073
12/14	10,041	10,080	10,038
1/15	10,216	10,292	10,104
2/15	10,289	10,195	10,225
3/15	10,278	10,242	10,207
4/15	10,320	10,206	10,241
5/15	10,309	10,181	10,241
6/15	10,185	10,070	10,119
7/15	10,216	10,140	10,200
8/15	10,051	10,125	9,979
9/15	9,979	10,194	9,906
10/15	10,154	10,196	10,134
11/15	10,134	10,169	10,115
12/15	10,036	10,136	10,020
1/16	9,973	10,275	9,929
2/16	10,004	10,348	9,966
3/16	10,256	10,443	10,238
4/16	10,319	10,483	10,291
5/16	10,340	10,486	10,321
6/16	10,455	10,674	10,429
7/16	10,602	10,742	10,575
8/16	10,613	10,730	10,578
9/16	10,634	10,723	10,602
10/16	10,539	10,641	10,496
11/16	10,445	10,390	10,439
12/16	10,507	10,404	10,522
1/17	10,602	10,425	10,606
2/17	10,720	10,495	10,728
3/17	10,741	10,489	10,753
4/17	10,826	10,570	10,842
5/17	10,911	10,651	10,928
6/17	10,922	10,641	10,945
7/17	11,028	10,687	11,053
8/17	11,092	10,782	11,100
9/17	11,135	10,731	11,171
10/17	11,188	10,737	11,255
11/17	11,241	10,723	11,342
12/17	11,307	10,773	11,420
1/18	11,405	10,649	11,557
2/18	11,198	10,548	11,355
3/18	11,198	10,615	11,329
4/18	11,187	10,536	11,330
5/18	11,264	10,611	11,411
6/18	11,231	10,598	11,408
7/18	11,329	10,601	11,519
8/18	11,405	10,669	11,610
9/18	11,373	10,600	11,584
10/18	11,089	10,517	11,246
11/18	11,133	10,579	11,340
12/18	10,996	10,774	11,130
1/19	11,319	10,888	11,494
2/19	11,397	10,882	11,607
3/19	11,564	11,091	11,750
4/19	11,675	11,094	11,891
5/19	11,608	11,291	11,748
6/19	11,875	11,432	12,081
7/19	11,898	11,458	12,124
8/19	11,998	11,755	12,180
9/19	12,020	11,692	12,240
10/19	12,109	11,727	12,360
11/19	12,176	11,721	12,474
12/19	12,296	11,713	12,614
1/20	12,399	11,938	12,684
2/20	12,296	12,153	12,425
3/20	11,723	12,082	11,770
4/20	12,216	12,297	12,338
5/20	12,456	12,354	12,578
6/20	12,594	12,432	12,734
7/20	12,892	12,617	13,035
8/20	13,041	12,515	13,198
9/20	12,938	12,509	13,081
10/20	12,869	12,453	12,982
11/20	13,327	12,575	13,516
12/20	13,539	12,592	13,725
1/21	13,503	12,502	13,684
2/21	13,503	12,321	13,691
3/21	13,563	12,168	13,730
4/21	13,791	12,264	13,960
5/21	13,863	12,304	14,048
6/21	13,948	12,390	14,150
7/21	14,068	12,529	14,268
8/21	14,152	12,505	14,364
9/21	13,936	12,397	14,146
10/21	14,116	12,393	14,344
11/21	13,984	12,430	14,256
12/21	14,236	12,398	14,427
1/22	13,804	12,131	14,040
2/22	13,614	11,996	13,891
3/22	13,538	11,662	13,774
4/22	12,915	11,220	13,212
5/22	12,966	11,292	13,257
6/22	12,395	11,115	12,770
7/22	12,941	11,387	13,218
8/22	12,572	11,065	12,912
9/22	11,861	10,587	12,263
10/22	12,115	10,450	12,470
11/22	12,623	10,834	12,972
12/22	12,356	10,785	12,815
1/23	12,877	11,117	13,292
2/23	12,610	10,829	13,054
3/23	12,864	11,104	13,308
4/23	12,957	11,172	13,412
5/23	12,837	11,050	13,283
6/23	13,091	11,011	13,520
7/23	13,265	11,003	13,688
8/23	13,104	10,933	13,524
9/23	12,744	10,655	13,167
10/23	12,530	10,487	12,933
11/23	13,185	10,962	13,632
12/23	13,687	11,381	14,141
1/24	13,701	11,350	14,157
2/24	13,853	11,190	14,247
3/24	14,116	11,293	14,469
4/24	13,770	11,008	14,142
5/24	14,130	11,194	14,473
6/24	14,241	11,300	14,632
7/24	14,532	11,564	14,918
8/24	14,753	11,731	15,153
9/24	14,961	11,888	15,387
10/24	14,670	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	17.08%	3.91%	3.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 159,722,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$159,722 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 24.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000159884
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Hybrid Income Fund
Class Name	R-6
Trading Symbol	PLTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Hybrid Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the Fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. Active management within the non-U.S. equity asset class also detracted for the year as all investment options within the space lagged their respective indices. Active management within the real asset space also detracted for the year. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $14,706	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,129	10,071	10,073
12/14	10,041	10,080	10,038
1/15	10,216	10,292	10,104
2/15	10,289	10,195	10,225
3/15	10,278	10,242	10,207
4/15	10,320	10,206	10,241
5/15	10,309	10,181	10,241
6/15	10,185	10,070	10,119
7/15	10,216	10,140	10,200
8/15	10,051	10,125	9,979
9/15	9,989	10,194	9,906
10/15	10,154	10,196	10,134
11/15	10,134	10,169	10,115
12/15	10,036	10,136	10,020
1/16	9,983	10,275	9,929
2/16	10,015	10,348	9,966
3/16	10,266	10,443	10,238
4/16	10,329	10,483	10,291
5/16	10,350	10,486	10,321
6/16	10,466	10,674	10,429
7/16	10,613	10,742	10,575
8/16	10,623	10,730	10,578
9/16	10,644	10,723	10,602
10/16	10,550	10,641	10,496
11/16	10,455	10,390	10,439
12/16	10,517	10,404	10,522
1/17	10,613	10,425	10,606
2/17	10,719	10,495	10,728
3/17	10,741	10,489	10,753
4/17	10,837	10,570	10,842
5/17	10,922	10,651	10,928
6/17	10,922	10,641	10,945
7/17	11,028	10,687	11,053
8/17	11,103	10,782	11,100
9/17	11,135	10,731	11,171
10/17	11,198	10,737	11,255
11/17	11,241	10,723	11,342
12/17	11,318	10,773	11,420
1/18	11,416	10,649	11,557
2/18	11,198	10,548	11,355
3/18	11,209	10,615	11,329
4/18	11,198	10,536	11,330
5/18	11,263	10,611	11,411
6/18	11,242	10,598	11,408
7/18	11,340	10,601	11,519
8/18	11,416	10,669	11,610
9/18	11,383	10,600	11,584
10/18	11,100	10,517	11,246
11/18	11,143	10,579	11,340
12/18	11,007	10,774	11,130
1/19	11,329	10,888	11,494
2/19	11,407	10,882	11,607
3/19	11,574	11,091	11,750
4/19	11,686	11,094	11,891
5/19	11,619	11,291	11,748
6/19	11,886	11,432	12,081
7/19	11,908	11,458	12,124
8/19	12,008	11,755	12,180
9/19	12,031	11,692	12,240
10/19	12,120	11,727	12,360
11/19	12,186	11,721	12,474
12/19	12,318	11,713	12,614
1/20	12,421	11,938	12,684
2/20	12,318	12,153	12,425
3/20	11,745	12,082	11,770
4/20	12,226	12,297	12,338
5/20	12,467	12,354	12,578
6/20	12,604	12,432	12,734
7/20	12,914	12,617	13,035
8/20	13,063	12,515	13,198
9/20	12,959	12,509	13,081
10/20	12,879	12,453	12,982
11/20	13,349	12,575	13,516
12/20	13,562	12,592	13,725
1/21	13,526	12,502	13,684
2/21	13,514	12,321	13,691
3/21	13,586	12,168	13,730
4/21	13,815	12,264	13,960
5/21	13,887	12,304	14,048
6/21	13,971	12,390	14,150
7/21	14,091	12,529	14,268
8/21	14,176	12,505	14,364
9/21	13,959	12,397	14,146
10/21	14,139	12,393	14,344
11/21	14,007	12,430	14,256
12/21	14,263	12,398	14,427
1/22	13,831	12,131	14,040
2/22	13,640	11,996	13,891
3/22	13,564	11,662	13,774
4/22	12,942	11,220	13,212
5/22	12,993	11,292	13,257
6/22	12,421	11,115	12,770
7/22	12,955	11,387	13,218
8/22	12,599	11,065	12,912
9/22	11,888	10,587	12,263
10/22	12,142	10,450	12,470
11/22	12,650	10,834	12,972
12/22	12,387	10,785	12,815
1/23	12,909	11,117	13,292
2/23	12,641	10,829	13,054
3/23	12,895	11,104	13,308
4/23	12,989	11,172	13,412
5/23	12,855	11,050	13,283
6/23	13,122	11,011	13,520
7/23	13,283	11,003	13,688
8/23	13,136	10,933	13,524
9/23	12,775	10,655	13,167
10/23	12,561	10,487	12,933
11/23	13,216	10,962	13,632
12/23	13,722	11,381	14,141
1/24	13,736	11,350	14,157
2/24	13,889	11,190	14,247
3/24	14,138	11,293	14,469
4/24	13,805	11,008	14,142
5/24	14,152	11,194	14,473
6/24	14,276	11,300	14,632
7/24	14,567	11,564	14,918
8/24	14,789	11,731	15,153
9/24	14,996	11,888	15,387
10/24	14,706	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	17.07%	3.94%	3.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

Performance Inception Date	Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 159,722,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$159,722 Total Number of Portfolio Holdings13 Portfolio Turnover Rate 24.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019784
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Class A
Trading Symbol	PALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $13,547	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	9,624	10,000	10,000
11/14	9,679	10,071	10,073
12/14	9,617	10,080	10,038
1/15	9,681	10,292	10,104
2/15	9,800	10,195	10,225
3/15	9,792	10,242	10,207
4/15	9,832	10,206	10,241
5/15	9,824	10,181	10,241
6/15	9,705	10,070	10,119
7/15	9,744	10,140	10,200
8/15	9,553	10,125	9,979
9/15	9,466	10,194	9,906
10/15	9,625	10,196	10,134
11/15	9,601	10,169	10,115
12/15	9,498	10,136	10,020
1/16	9,409	10,275	9,929
2/16	9,425	10,348	9,966
3/16	9,660	10,443	10,238
4/16	9,733	10,483	10,291
5/16	9,757	10,486	10,321
6/16	9,838	10,674	10,429
7/16	9,984	10,742	10,575
8/16	10,008	10,730	10,578
9/16	10,025	10,723	10,602
10/16	9,952	10,641	10,496
11/16	9,863	10,390	10,439
12/16	9,924	10,404	10,522
1/17	10,032	10,425	10,606
2/17	10,139	10,495	10,728
3/17	10,164	10,489	10,753
4/17	10,255	10,570	10,842
5/17	10,346	10,651	10,928
6/17	10,346	10,641	10,945
7/17	10,461	10,687	11,053
8/17	10,519	10,782	11,100
9/17	10,569	10,731	11,171
10/17	10,635	10,737	11,255
11/17	10,684	10,723	11,342
12/17	10,745	10,773	11,420
1/18	10,883	10,649	11,557
2/18	10,642	10,548	11,355
3/18	10,633	10,615	11,329
4/18	10,642	10,536	11,330
5/18	10,676	10,611	11,411
6/18	10,651	10,598	11,408
7/18	10,771	10,601	11,519
8/18	10,814	10,669	11,610
9/18	10,806	10,600	11,584
10/18	10,504	10,517	11,246
11/18	10,539	10,579	11,340
12/18	10,373	10,774	11,130
1/19	10,687	10,888	11,494
2/19	10,798	10,882	11,607
3/19	10,946	11,091	11,750
4/19	11,084	11,094	11,891
5/19	11,010	11,291	11,748
6/19	11,269	11,432	12,081
7/19	11,306	11,458	12,124
8/19	11,398	11,755	12,180
9/19	11,408	11,692	12,240
10/19	11,482	11,727	12,360
11/19	11,555	11,721	12,474
12/19	11,661	11,713	12,614
1/20	11,777	11,938	12,684
2/20	11,661	12,153	12,425
3/20	10,972	12,082	11,770
4/20	11,486	12,297	12,338
5/20	11,729	12,354	12,578
6/20	11,884	12,432	12,734
7/20	12,185	12,617	13,035
8/20	12,321	12,515	13,198
9/20	12,224	12,509	13,081
10/20	12,136	12,453	12,982
11/20	12,592	12,575	13,516
12/20	12,792	12,592	13,725
1/21	12,712	12,502	13,684
2/21	12,732	12,321	13,691
3/21	12,762	12,168	13,730
4/21	12,993	12,264	13,960
5/21	13,063	12,304	14,048
6/21	13,143	12,390	14,150
7/21	13,254	12,529	14,268
8/21	13,314	12,505	14,364
9/21	13,123	12,397	14,146
10/21	13,284	12,393	14,344
11/21	13,103	12,430	14,256
12/21	13,320	12,398	14,427
1/22	12,911	12,131	14,040
2/22	12,706	11,996	13,891
3/22	12,620	11,662	13,774
4/22	12,049	11,220	13,212
5/22	12,092	11,292	13,257
6/22	11,553	11,115	12,770
7/22	12,049	11,387	13,218
8/22	11,715	11,065	12,912
9/22	11,057	10,587	12,263
10/22	11,273	10,450	12,470
11/22	11,747	10,834	12,972
12/22	11,530	10,785	12,815
1/23	12,016	11,117	13,292
2/23	11,756	10,829	13,054
3/23	11,970	11,104	13,308
4/23	12,072	11,172	13,412
5/23	11,914	11,050	13,283
6/23	12,162	11,011	13,520
7/23	12,320	11,003	13,688
8/23	12,185	10,933	13,524
9/23	11,846	10,655	13,167
10/23	11,643	10,487	12,933
11/23	12,264	10,962	13,632
12/23	12,739	11,381	14,141
1/24	12,750	11,350	14,157
2/24	12,866	11,190	14,247
3/24	13,097	11,293	14,469
4/24	12,785	11,008	14,142
5/24	13,062	11,194	14,473
6/24	13,143	11,300	14,632
7/24	13,409	11,564	14,918
8/24	13,628	11,731	15,153
9/24	13,801	11,888	15,387
10/24	13,547	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.36%	3.36%	3.48%
Class A Shares Including Sales Charge	12.01%	2.58%	3.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019783
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Class J
Trading Symbol	PLSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $14,285	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,058	10,071	10,073
12/14	9,991	10,080	10,038
1/15	10,058	10,292	10,104
2/15	10,192	10,195	10,225
3/15	10,175	10,242	10,207
4/15	10,217	10,206	10,241
5/15	10,209	10,181	10,241
6/15	10,083	10,070	10,119
7/15	10,125	10,140	10,200
8/15	9,933	10,125	9,979
9/15	9,841	10,194	9,906
10/15	10,008	10,196	10,134
11/15	9,983	10,169	10,115
12/15	9,873	10,136	10,020
1/16	9,788	10,275	9,929
2/16	9,805	10,348	9,966
3/16	10,052	10,443	10,238
4/16	10,120	10,483	10,291
5/16	10,145	10,486	10,321
6/16	10,239	10,674	10,429
7/16	10,392	10,742	10,575
8/16	10,409	10,730	10,578
9/16	10,435	10,723	10,602
10/16	10,350	10,641	10,496
11/16	10,265	10,390	10,439
12/16	10,326	10,404	10,522
1/17	10,439	10,425	10,606
2/17	10,561	10,495	10,728
3/17	10,578	10,489	10,753
4/17	10,683	10,570	10,842
5/17	10,779	10,651	10,928
6/17	10,779	10,641	10,945
7/17	10,901	10,687	11,053
8/17	10,962	10,782	11,100
9/17	11,014	10,731	11,171
10/17	11,092	10,737	11,255
11/17	11,145	10,723	11,342
12/17	11,209	10,773	11,420
1/18	11,345	10,649	11,557
2/18	11,099	10,548	11,355
3/18	11,090	10,615	11,329
4/18	11,099	10,536	11,330
5/18	11,136	10,611	11,411
6/18	11,118	10,598	11,408
7/18	11,236	10,601	11,519
8/18	11,291	10,669	11,610
9/18	11,282	10,600	11,584
10/18	10,963	10,517	11,246
11/18	11,008	10,579	11,340
12/18	10,832	10,774	11,130
1/19	11,165	10,888	11,494
2/19	11,282	10,882	11,607
3/19	11,439	11,091	11,750
4/19	11,586	11,094	11,891
5/19	11,507	11,291	11,748
6/19	11,782	11,432	12,081
7/19	11,821	11,458	12,124
8/19	11,919	11,755	12,180
9/19	11,929	11,692	12,240
10/19	12,007	11,727	12,360
11/19	12,085	11,721	12,474
12/19	12,196	11,713	12,614
1/20	12,320	11,938	12,684
2/20	12,207	12,153	12,425
3/20	11,485	12,082	11,770
4/20	12,021	12,297	12,338
5/20	12,279	12,354	12,578
6/20	12,433	12,432	12,734
7/20	12,753	12,617	13,035
8/20	12,897	12,515	13,198
9/20	12,804	12,509	13,081
10/20	12,712	12,453	12,982
11/20	13,196	12,575	13,516
12/20	13,398	12,592	13,725
1/21	13,324	12,502	13,684
2/21	13,345	12,321	13,691
3/21	13,377	12,168	13,730
4/21	13,612	12,264	13,960
5/21	13,698	12,304	14,048
6/21	13,783	12,390	14,150
7/21	13,901	12,529	14,268
8/21	13,965	12,505	14,364
9/21	13,762	12,397	14,146
10/21	13,933	12,393	14,344
11/21	13,740	12,430	14,256
12/21	13,980	12,398	14,427
1/22	13,554	12,131	14,040
2/22	13,335	11,996	13,891
3/22	13,255	11,662	13,774
4/22	12,645	11,220	13,212
5/22	12,691	11,292	13,257
6/22	12,139	11,115	12,770
7/22	12,657	11,387	13,218
8/22	12,300	11,065	12,912
9/22	11,610	10,587	12,263
10/22	11,840	10,450	12,470
11/22	12,346	10,834	12,972
12/22	12,113	10,785	12,815
1/23	12,633	11,117	13,292
2/23	12,355	10,829	13,054
3/23	12,584	11,104	13,308
4/23	12,693	11,172	13,412
5/23	12,536	11,050	13,283
6/23	12,790	11,011	13,520
7/23	12,959	11,003	13,688
8/23	12,814	10,933	13,524
9/23	12,464	10,655	13,167
10/23	12,258	10,487	12,933
11/23	12,911	10,962	13,632
12/23	13,405	11,381	14,141
1/24	13,430	11,350	14,157
2/24	13,554	11,190	14,247
3/24	13,789	11,293	14,469
4/24	13,467	11,008	14,142
5/24	13,765	11,194	14,473
6/24	13,851	11,300	14,632
7/24	14,136	11,564	14,918
8/24	14,372	11,731	15,153
9/24	14,558	11,888	15,387
10/24	14,285	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.54%	3.54%	3.63%
Class J Shares Including Sales Charge	15.54%	3.54%	3.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019782
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	Institutional
Trading Symbol	PLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,584	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,057	10,071	10,073
12/14	9,998	10,080	10,038
1/15	10,065	10,292	10,104
2/15	10,198	10,195	10,225
3/15	10,190	10,242	10,207
4/15	10,240	10,206	10,241
5/15	10,231	10,181	10,241
6/15	10,106	10,070	10,119
7/15	10,148	10,140	10,200
8/15	9,956	10,125	9,979
9/15	9,864	10,194	9,906
10/15	10,040	10,196	10,134
11/15	10,015	10,169	10,115
12/15	9,910	10,136	10,020
1/16	9,817	10,275	9,929
2/16	9,842	10,348	9,966
3/16	10,089	10,443	10,238
4/16	10,166	10,483	10,291
5/16	10,191	10,486	10,321
6/16	10,285	10,674	10,429
7/16	10,438	10,742	10,575
8/16	10,464	10,730	10,578
9/16	10,489	10,723	10,602
10/16	10,404	10,641	10,496
11/16	10,319	10,390	10,439
12/16	10,385	10,404	10,522
1/17	10,499	10,425	10,606
2/17	10,621	10,495	10,728
3/17	10,647	10,489	10,753
4/17	10,743	10,570	10,842
5/17	10,848	10,651	10,928
6/17	10,848	10,641	10,945
7/17	10,970	10,687	11,053
8/17	11,040	10,782	11,100
9/17	11,092	10,731	11,171
10/17	11,171	10,737	11,255
11/17	11,223	10,723	11,342
12/17	11,292	10,773	11,420
1/18	11,438	10,649	11,557
2/18	11,191	10,548	11,355
3/18	11,182	10,615	11,329
4/18	11,191	10,536	11,330
5/18	11,237	10,611	11,411
6/18	11,209	10,598	11,408
7/18	11,337	10,601	11,519
8/18	11,392	10,669	11,610
9/18	11,383	10,600	11,584
10/18	11,072	10,517	11,246
11/18	11,109	10,579	11,340
12/18	10,937	10,774	11,130
1/19	11,281	10,888	11,494
2/19	11,389	10,882	11,607
3/19	11,557	11,091	11,750
4/19	11,704	11,094	11,891
5/19	11,626	11,291	11,748
6/19	11,911	11,432	12,081
7/19	11,950	11,458	12,124
8/19	12,049	11,755	12,180
9/19	12,059	11,692	12,240
10/19	12,147	11,727	12,360
11/19	12,216	11,721	12,474
12/19	12,333	11,713	12,614
1/20	12,468	11,938	12,684
2/20	12,354	12,153	12,425
3/20	11,627	12,082	11,770
4/20	12,167	12,297	12,338
5/20	12,437	12,354	12,578
6/20	12,593	12,432	12,734
7/20	12,914	12,617	13,035
8/20	13,070	12,515	13,198
9/20	12,966	12,509	13,081
10/20	12,883	12,453	12,982
11/20	13,371	12,575	13,516
12/20	13,590	12,592	13,725
1/21	13,503	12,502	13,684
2/21	13,536	12,321	13,691
3/21	13,568	12,168	13,730
4/21	13,816	12,264	13,960
5/21	13,891	12,304	14,048
6/21	13,988	12,390	14,150
7/21	14,107	12,529	14,268
8/21	14,172	12,505	14,364
9/21	13,978	12,397	14,146
10/21	14,150	12,393	14,344
11/21	13,956	12,430	14,256
12/21	14,191	12,398	14,427
1/22	13,773	12,131	14,040
2/22	13,552	11,996	13,891
3/22	13,470	11,662	13,774
4/22	12,854	11,220	13,212
5/22	12,901	11,292	13,257
6/22	12,343	11,115	12,770
7/22	12,866	11,387	13,218
8/22	12,517	11,065	12,912
9/22	11,808	10,587	12,263
10/22	12,052	10,450	12,470
11/22	12,564	10,834	12,972
12/22	12,332	10,785	12,815
1/23	12,858	11,117	13,292
2/23	12,577	10,829	13,054
3/23	12,809	11,104	13,308
4/23	12,932	11,172	13,412
5/23	12,773	11,050	13,283
6/23	13,042	11,011	13,520
7/23	13,213	11,003	13,688
8/23	13,066	10,933	13,524
9/23	12,712	10,655	13,167
10/23	12,491	10,487	12,933
11/23	13,164	10,962	13,632
12/23	13,681	11,381	14,141
1/24	13,693	11,350	14,157
2/24	13,819	11,190	14,247
3/24	14,070	11,293	14,469
4/24	13,744	11,008	14,142
5/24	14,045	11,194	14,473
6/24	14,145	11,300	14,632
7/24	14,434	11,564	14,918
8/24	14,660	11,731	15,153
9/24	14,861	11,888	15,387
10/24	14,584	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.76%	3.72%	3.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 1, 2024, the Manager contractually agreed to limit the Fund's Institutional Class expenses so that the total level of operating expenses do not to exceed 0.00%.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the Manager contractually agreed to limit the Fund's Institutional Class expenses so that the total level of operating expenses do not to exceed 0.00%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019776
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-1
Trading Symbol	PLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $13,373	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,049	10,071	10,073
12/14	9,982	10,080	10,038
1/15	10,040	10,292	10,104
2/15	10,165	10,195	10,225
3/15	10,148	10,242	10,207
4/15	10,190	10,206	10,241
5/15	10,182	10,181	10,241
6/15	10,049	10,070	10,119
7/15	10,082	10,140	10,200
8/15	9,891	10,125	9,979
9/15	9,791	10,194	9,906
10/15	9,949	10,196	10,134
11/15	9,924	10,169	10,115
12/15	9,811	10,136	10,020
1/16	9,718	10,275	9,929
2/16	9,727	10,348	9,966
3/16	9,970	10,443	10,238
4/16	10,037	10,483	10,291
5/16	10,054	10,486	10,321
6/16	10,138	10,674	10,429
7/16	10,281	10,742	10,575
8/16	10,298	10,730	10,578
9/16	10,314	10,723	10,602
10/16	10,231	10,641	10,496
11/16	10,130	10,390	10,439
12/16	10,193	10,404	10,522
1/17	10,295	10,425	10,606
2/17	10,406	10,495	10,728
3/17	10,423	10,489	10,753
4/17	10,516	10,570	10,842
5/17	10,610	10,651	10,928
6/17	10,602	10,641	10,945
7/17	10,712	10,687	11,053
8/17	10,772	10,782	11,100
9/17	10,815	10,731	11,171
10/17	10,883	10,737	11,255
11/17	10,926	10,723	11,342
12/17	10,991	10,773	11,420
1/18	11,115	10,649	11,557
2/18	10,867	10,548	11,355
3/18	10,858	10,615	11,329
4/18	10,858	10,536	11,330
5/18	10,885	10,611	11,411
6/18	10,858	10,598	11,408
7/18	10,974	10,601	11,519
8/18	11,018	10,669	11,610
9/18	11,009	10,600	11,584
10/18	10,690	10,517	11,246
11/18	10,726	10,579	11,340
12/18	10,549	10,774	11,130
1/19	10,870	10,888	11,494
2/19	10,974	10,882	11,607
3/19	11,115	11,091	11,750
4/19	11,257	11,094	11,891
5/19	11,172	11,291	11,748
6/19	11,436	11,432	12,081
7/19	11,465	11,458	12,124
8/19	11,549	11,755	12,180
9/19	11,559	11,692	12,240
10/19	11,625	11,727	12,360
11/19	11,691	11,721	12,474
12/19	11,798	11,713	12,614
1/20	11,916	11,938	12,684
2/20	11,798	12,153	12,425
3/20	11,088	12,082	11,770
4/20	11,601	12,297	12,338
5/20	11,847	12,354	12,578
6/20	11,995	12,432	12,734
7/20	12,291	12,617	13,035
8/20	12,429	12,515	13,198
9/20	12,321	12,509	13,081
10/20	12,232	12,453	12,982
11/20	12,686	12,575	13,516
12/20	12,875	12,592	13,725
1/21	12,793	12,502	13,684
2/21	12,814	12,321	13,691
3/21	12,834	12,168	13,730
4/21	13,057	12,264	13,960
5/21	13,118	12,304	14,048
6/21	13,200	12,390	14,150
7/21	13,301	12,529	14,268
8/21	13,362	12,505	14,364
9/21	13,159	12,397	14,146
10/21	13,311	12,393	14,344
11/21	13,128	12,430	14,256
12/21	13,340	12,398	14,427
1/22	12,928	12,131	14,040
2/22	12,712	11,996	13,891
3/22	12,625	11,662	13,774
4/22	12,040	11,220	13,212
5/22	12,083	11,292	13,257
6/22	11,541	11,115	12,770
7/22	12,029	11,387	13,218
8/22	11,693	11,065	12,912
9/22	11,032	10,587	12,263
10/22	11,238	10,450	12,470
11/22	11,704	10,834	12,972
12/22	11,483	10,785	12,815
1/23	11,969	11,117	13,292
2/23	11,709	10,829	13,054
3/23	11,912	11,104	13,308
4/23	12,003	11,172	13,412
5/23	11,856	11,050	13,283
6/23	12,093	11,011	13,520
7/23	12,240	11,003	13,688
8/23	12,093	10,933	13,524
9/23	11,765	10,655	13,167
10/23	11,550	10,487	12,933
11/23	12,172	10,962	13,632
12/23	12,624	11,381	14,141
1/24	12,636	11,350	14,157
2/24	12,751	11,190	14,247
3/24	12,970	11,293	14,469
4/24	12,647	11,008	14,142
5/24	12,924	11,194	14,473
6/24	13,004	11,300	14,632
7/24	13,258	11,564	14,918
8/24	13,465	11,731	15,153
9/24	13,638	11,888	15,387
10/24	13,373	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	15.78%	2.84%	2.95%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019779
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-3
Trading Symbol	PLSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $13,802	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,058	10,071	10,073
12/14	9,994	10,080	10,038
1/15	10,053	10,292	10,104
2/15	10,187	10,195	10,225
3/15	10,171	10,242	10,207
4/15	10,213	10,206	10,241
5/15	10,204	10,181	10,241
6/15	10,078	10,070	10,119
7/15	10,112	10,140	10,200
8/15	9,919	10,125	9,979
9/15	9,818	10,194	9,906
10/15	9,986	10,196	10,134
11/15	9,961	10,169	10,115
12/15	9,845	10,136	10,020
1/16	9,760	10,275	9,929
2/16	9,768	10,348	9,966
3/16	10,015	10,443	10,238
4/16	10,083	10,483	10,291
5/16	10,109	10,486	10,321
6/16	10,194	10,674	10,429
7/16	10,347	10,742	10,575
8/16	10,365	10,730	10,578
9/16	10,382	10,723	10,602
10/16	10,296	10,641	10,496
11/16	10,203	10,390	10,439
12/16	10,261	10,404	10,522
1/17	10,374	10,425	10,606
2/17	10,487	10,495	10,728
3/17	10,504	10,489	10,753
4/17	10,600	10,570	10,842
5/17	10,695	10,651	10,928
6/17	10,695	10,641	10,945
7/17	10,808	10,687	11,053
8/17	10,869	10,782	11,100
9/17	10,921	10,731	11,171
10/17	10,990	10,737	11,255
11/17	11,034	10,723	11,342
12/17	11,098	10,773	11,420
1/18	11,233	10,649	11,557
2/18	10,989	10,548	11,355
3/18	10,980	10,615	11,329
4/18	10,980	10,536	11,330
5/18	11,016	10,611	11,411
6/18	10,989	10,598	11,408
7/18	11,107	10,601	11,519
8/18	11,152	10,669	11,610
9/18	11,143	10,600	11,584
10/18	10,826	10,517	11,246
11/18	10,862	10,579	11,340
12/18	10,691	10,774	11,130
1/19	11,021	10,888	11,494
2/19	11,127	10,882	11,607
3/19	11,272	11,091	11,750
4/19	11,418	11,094	11,891
5/19	11,340	11,291	11,748
6/19	11,611	11,432	12,081
7/19	11,640	11,458	12,124
8/19	11,728	11,755	12,180
9/19	11,737	11,692	12,240
10/19	11,815	11,727	12,360
11/19	11,883	11,721	12,474
12/19	11,991	11,713	12,614
1/20	12,113	11,938	12,684
2/20	11,991	12,153	12,425
3/20	11,281	12,082	11,770
4/20	11,809	12,297	12,338
5/20	12,062	12,354	12,578
6/20	12,215	12,432	12,734
7/20	12,519	12,617	13,035
8/20	12,661	12,515	13,198
9/20	12,550	12,509	13,081
10/20	12,458	12,453	12,982
11/20	12,936	12,575	13,516
12/20	13,136	12,592	13,725
1/21	13,052	12,502	13,684
2/21	13,073	12,321	13,691
3/21	13,105	12,168	13,730
4/21	13,325	12,264	13,960
5/21	13,398	12,304	14,048
6/21	13,482	12,390	14,150
7/21	13,598	12,529	14,268
8/21	13,650	12,505	14,364
9/21	13,451	12,397	14,146
10/21	13,619	12,393	14,344
11/21	13,430	12,430	14,256
12/21	13,641	12,398	14,427
1/22	13,236	12,131	14,040
2/22	13,011	11,996	13,891
3/22	12,922	11,662	13,774
4/22	12,337	11,220	13,212
5/22	12,382	11,292	13,257
6/22	11,831	11,115	12,770
7/22	12,326	11,387	13,218
8/22	11,988	11,065	12,912
9/22	11,313	10,587	12,263
10/22	11,527	10,450	12,470
11/22	12,011	10,834	12,972
12/22	11,792	10,785	12,815
1/23	12,286	11,117	13,292
2/23	12,015	10,829	13,054
3/23	12,227	11,104	13,308
4/23	12,333	11,172	13,412
5/23	12,180	11,050	13,283
6/23	12,427	11,011	13,520
7/23	12,592	11,003	13,688
8/23	12,439	10,933	13,524
9/23	12,098	10,655	13,167
10/23	11,886	10,487	12,933
11/23	12,521	10,962	13,632
12/23	12,997	11,381	14,141
1/24	13,009	11,350	14,157
2/24	13,129	11,190	14,247
3/24	13,358	11,293	14,469
4/24	13,033	11,008	14,142
5/24	13,321	11,194	14,473
6/24	13,406	11,300	14,632
7/24	13,670	11,564	14,918
8/24	13,887	11,731	15,153
9/24	14,067	11,888	15,387
10/24	13,802	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	16.12%	3.16%	3.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019781
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-4
Trading Symbol	PLSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $14,058	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,058	10,071	10,073
12/14	9,990	10,080	10,038
1/15	10,057	10,292	10,104
2/15	10,191	10,195	10,225
3/15	10,175	10,242	10,207
4/15	10,216	10,206	10,241
5/15	10,208	10,181	10,241
6/15	10,082	10,070	10,119
7/15	10,124	10,140	10,200
8/15	9,932	10,125	9,979
9/15	9,831	10,194	9,906
10/15	10,007	10,196	10,134
11/15	9,973	10,169	10,115
12/15	9,870	10,136	10,020
1/16	9,776	10,275	9,929
2/16	9,793	10,348	9,966
3/16	10,040	10,443	10,238
4/16	10,109	10,483	10,291
5/16	10,134	10,486	10,321
6/16	10,228	10,674	10,429
7/16	10,373	10,742	10,575
8/16	10,398	10,730	10,578
9/16	10,415	10,723	10,602
10/16	10,330	10,641	10,496
11/16	10,236	10,390	10,439
12/16	10,308	10,404	10,522
1/17	10,413	10,425	10,606
2/17	10,535	10,495	10,728
3/17	10,552	10,489	10,753
4/17	10,648	10,570	10,842
5/17	10,743	10,651	10,928
6/17	10,743	10,641	10,945
7/17	10,865	10,687	11,053
8/17	10,926	10,782	11,100
9/17	10,970	10,731	11,171
10/17	11,048	10,737	11,255
11/17	11,100	10,723	11,342
12/17	11,167	10,773	11,420
1/18	11,303	10,649	11,557
2/18	11,058	10,548	11,355
3/18	11,039	10,615	11,329
4/18	11,048	10,536	11,330
5/18	11,085	10,611	11,411
6/18	11,058	10,598	11,408
7/18	11,185	10,601	11,519
8/18	11,230	10,669	11,610
9/18	11,221	10,600	11,584
10/18	10,903	10,517	11,246
11/18	10,949	10,579	11,340
12/18	10,768	10,774	11,130
1/19	11,099	10,888	11,494
2/19	11,206	10,882	11,607
3/19	11,372	11,091	11,750
4/19	11,508	11,094	11,891
5/19	11,440	11,291	11,748
6/19	11,703	11,432	12,081
7/19	11,742	11,458	12,124
8/19	11,840	11,755	12,180
9/19	11,850	11,692	12,240
10/19	11,928	11,727	12,360
11/19	11,996	11,721	12,474
12/19	12,105	11,713	12,614
1/20	12,228	11,938	12,684
2/20	12,115	12,153	12,425
3/20	11,399	12,082	11,770
4/20	11,931	12,297	12,338
5/20	12,187	12,354	12,578
6/20	12,341	12,432	12,734
7/20	12,647	12,617	13,035
8/20	12,801	12,515	13,198
9/20	12,688	12,509	13,081
10/20	12,607	12,453	12,982
11/20	13,077	12,575	13,516
12/20	13,285	12,592	13,725
1/21	13,200	12,502	13,684
2/21	13,222	12,321	13,691
3/21	13,253	12,168	13,730
4/21	13,486	12,264	13,960
5/21	13,560	12,304	14,048
6/21	13,656	12,390	14,150
7/21	13,761	12,529	14,268
8/21	13,825	12,505	14,364
9/21	13,624	12,397	14,146
10/21	13,793	12,393	14,344
11/21	13,603	12,430	14,256
12/21	13,823	12,398	14,427
1/22	13,414	12,131	14,040
2/22	13,198	11,996	13,891
3/22	13,107	11,662	13,774
4/22	12,504	11,220	13,212
5/22	12,549	11,292	13,257
6/22	12,003	11,115	12,770
7/22	12,504	11,387	13,218
8/22	12,162	11,065	12,912
9/22	11,480	10,587	12,263
10/22	11,707	10,450	12,470
11/22	12,197	10,834	12,972
12/22	11,974	10,785	12,815
1/23	12,475	11,117	13,292
2/23	12,201	10,829	13,054
3/23	12,428	11,104	13,308
4/23	12,535	11,172	13,412
5/23	12,368	11,050	13,283
6/23	12,630	11,011	13,520
7/23	12,797	11,003	13,688
8/23	12,642	10,933	13,524
9/23	12,296	10,655	13,167
10/23	12,082	10,487	12,933
11/23	12,738	10,962	13,632
12/23	13,228	11,381	14,141
1/24	13,241	11,350	14,157
2/24	13,363	11,190	14,247
3/24	13,594	11,293	14,469
4/24	13,265	11,008	14,142
5/24	13,558	11,194	14,473
6/24	13,643	11,300	14,632
7/24	13,924	11,564	14,918
8/24	14,144	11,731	15,153
9/24	14,327	11,888	15,387
10/24	14,058	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	16.36%	3.34%	3.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019780
Shareholder Report [Line Items]
Fund Name	Principal LifeTime Strategic Income Fund
Class Name	R-5
Trading Symbol	PLSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Principal LifeTime Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. Asset class positioning was the largest positive contributor for the year driven by an overweight to equity and an underweight to fixed income relative to the S&P target date indices. An overweight to high yield bonds across the series also contributed positively to performance. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P target date indices, provided for a positive style selection effect. The Equity Income, MidCap, and Core Fixed Income investment options outperformed their respective investment indices for the year. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mostly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted as all investment options within the space lagged their respective indices. An overweight to short-term bonds and U.S. midcap equities relative to the S&P target date indices detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $14,229	Bloomberg U.S. Aggregate Bond Index $11,593	S&P Target Date Retirement Income Index $15,072
10/14	10,000	10,000	10,000
11/14	10,057	10,071	10,073
12/14	9,990	10,080	10,038
1/15	10,056	10,292	10,104
2/15	10,190	10,195	10,225
3/15	10,173	10,242	10,207
4/15	10,223	10,206	10,241
5/15	10,215	10,181	10,241
6/15	10,090	10,070	10,119
7/15	10,131	10,140	10,200
8/15	9,940	10,125	9,979
9/15	9,840	10,194	9,906
10/15	10,015	10,196	10,134
11/15	9,990	10,169	10,115
12/15	9,883	10,136	10,020
1/16	9,789	10,275	9,929
2/16	9,806	10,348	9,966
3/16	10,052	10,443	10,238
4/16	10,129	10,483	10,291
5/16	10,146	10,486	10,321
6/16	10,239	10,674	10,429
7/16	10,392	10,742	10,575
8/16	10,417	10,730	10,578
9/16	10,434	10,723	10,602
10/16	10,358	10,641	10,496
11/16	10,265	10,390	10,439
12/16	10,328	10,404	10,522
1/17	10,441	10,425	10,606
2/17	10,553	10,495	10,728
3/17	10,579	10,489	10,753
4/17	10,675	10,570	10,842
5/17	10,779	10,651	10,928
6/17	10,779	10,641	10,945
7/17	10,901	10,687	11,053
8/17	10,961	10,782	11,100
9/17	11,013	10,731	11,171
10/17	11,083	10,737	11,255
11/17	11,135	10,723	11,342
12/17	11,206	10,773	11,420
1/18	11,342	10,649	11,557
2/18	11,097	10,548	11,355
3/18	11,088	10,615	11,329
4/18	11,097	10,536	11,330
5/18	11,133	10,611	11,411
6/18	11,106	10,598	11,408
7/18	11,233	10,601	11,519
8/18	11,287	10,669	11,610
9/18	11,278	10,600	11,584
10/18	10,961	10,517	11,246
11/18	10,997	10,579	11,340
12/18	10,825	10,774	11,130
1/19	11,156	10,888	11,494
2/19	11,273	10,882	11,607
3/19	11,428	11,091	11,750
4/19	11,574	11,094	11,891
5/19	11,496	11,291	11,748
6/19	11,769	11,432	12,081
7/19	11,808	11,458	12,124
8/19	11,905	11,755	12,180
9/19	11,915	11,692	12,240
10/19	11,993	11,727	12,360
11/19	12,071	11,721	12,474
12/19	12,176	11,713	12,614
1/20	12,309	11,938	12,684
2/20	12,186	12,153	12,425
3/20	11,469	12,082	11,770
4/20	12,002	12,297	12,338
5/20	12,258	12,354	12,578
6/20	12,422	12,432	12,734
7/20	12,739	12,617	13,035
8/20	12,882	12,515	13,198
9/20	12,780	12,509	13,081
10/20	12,688	12,453	12,982
11/20	13,169	12,575	13,516
12/20	13,381	12,592	13,725
1/21	13,296	12,502	13,684
2/21	13,317	12,321	13,691
3/21	13,360	12,168	13,730
4/21	13,593	12,264	13,960
5/21	13,667	12,304	14,048
6/21	13,763	12,390	14,150
7/21	13,869	12,529	14,268
8/21	13,932	12,505	14,364
9/21	13,731	12,397	14,146
10/21	13,911	12,393	14,344
11/21	13,720	12,430	14,256
12/21	13,948	12,398	14,427
1/22	13,526	12,131	14,040
2/22	13,309	11,996	13,891
3/22	13,218	11,662	13,774
4/22	12,613	11,220	13,212
5/22	12,670	11,292	13,257
6/22	12,100	11,115	12,770
7/22	12,625	11,387	13,218
8/22	12,271	11,065	12,912
9/22	11,587	10,587	12,263
10/22	11,815	10,450	12,470
11/22	12,305	10,834	12,972
12/22	12,079	10,785	12,815
1/23	12,593	11,117	13,292
2/23	12,330	10,829	13,054
3/23	12,545	11,104	13,308
4/23	12,653	11,172	13,412
5/23	12,497	11,050	13,283
6/23	12,761	11,011	13,520
7/23	12,928	11,003	13,688
8/23	12,773	10,933	13,524
9/23	12,426	10,655	13,167
10/23	12,210	10,487	12,933
11/23	12,869	10,962	13,632
12/23	13,371	11,381	14,141
1/24	13,384	11,350	14,157
2/24	13,506	11,190	14,247
3/24	13,751	11,293	14,469
4/24	13,420	11,008	14,142
5/24	13,715	11,194	14,473
6/24	13,800	11,300	14,632
7/24	14,082	11,564	14,918
8/24	14,315	11,731	15,153
9/24	14,499	11,888	15,387
10/24	14,229	11,593	15,072

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.54%	3.48%	3.59%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 790,991,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$790,991 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 26.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019792
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PRRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.19%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $18,077	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	9,452	10,000	10,000	10,000
11/14	9,647	10,242	10,234	10,200
12/14	9,846	10,242	10,362	10,397
1/15	10,470	9,957	11,001	11,100
2/15	10,195	10,534	10,667	10,703
3/15	10,350	10,427	10,775	10,890
4/15	9,737	10,474	10,242	10,248
5/15	9,720	10,619	10,219	10,222
6/15	9,289	10,441	9,798	9,753
7/15	9,855	10,616	10,287	10,303
8/15	9,267	9,975	9,688	9,662
9/15	9,565	9,684	9,895	9,954
10/15	10,073	10,449	10,535	10,532
11/15	10,012	10,507	10,517	10,468
12/15	10,221	10,291	10,655	10,659
1/16	9,812	9,711	10,280	10,303
2/16	9,771	9,707	10,236	10,262
3/16	10,752	10,391	11,277	11,332
4/16	10,452	10,455	11,073	11,059
5/16	10,669	10,642	11,329	11,323
6/16	11,354	10,664	12,113	12,104
7/16	11,775	11,087	12,584	12,612
8/16	11,377	11,116	12,146	12,151
9/16	11,192	11,133	11,967	11,929
10/16	10,575	10,892	11,355	11,249
11/16	10,320	11,380	11,080	11,057
12/16	10,784	11,602	11,574	11,576
1/17	10,722	11,820	11,594	11,574
2/17	11,161	12,260	12,059	11,975
3/17	10,946	12,268	11,869	11,691
4/17	10,961	12,398	11,921	11,710
5/17	10,990	12,525	11,905	11,636
6/17	11,186	12,638	12,139	11,884
7/17	11,296	12,876	12,293	12,035
8/17	11,440	12,901	12,372	12,006
9/17	11,320	13,216	12,274	11,994
10/17	11,377	13,504	12,289	11,874
11/17	11,685	13,914	12,615	12,189
12/17	11,715	14,053	12,578	12,163
1/18	11,390	14,794	12,208	11,655
2/18	10,675	14,249	11,320	10,759
3/18	11,100	13,963	11,740	11,179
4/18	11,179	14,016	11,801	11,340
5/18	11,402	14,412	12,226	11,787
6/18	11,828	14,506	12,738	12,308
7/18	11,882	14,987	12,815	12,396
8/18	12,180	15,514	13,171	12,775
9/18	11,969	15,539	12,849	12,442
10/18	11,603	14,395	12,509	12,075
11/18	12,129	14,683	13,103	12,641
12/18	11,173	13,317	12,070	11,607
1/19	12,452	14,460	13,467	12,974
2/19	12,656	14,968	13,540	13,061
3/19	13,105	15,187	14,143	13,495
4/19	13,176	15,793	14,110	13,460
5/19	13,320	14,771	14,201	13,497
6/19	13,501	15,809	14,396	13,669
7/19	13,692	16,044	14,617	13,840
8/19	14,244	15,717	15,223	14,311
9/19	14,530	15,993	15,508	14,720
10/19	14,862	16,337	15,676	14,929
11/19	14,769	16,958	15,434	14,700
12/19	14,593	17,447	15,529	14,605
1/20	14,888	17,428	15,726	14,775
2/20	13,725	16,002	14,621	13,603
3/20	11,272	13,801	11,889	10,663
4/20	12,160	15,629	12,939	11,541
5/20	12,334	16,465	13,160	11,562
6/20	12,593	16,841	13,464	11,911
7/20	13,315	17,797	13,978	12,399
8/20	13,325	19,087	13,997	12,504
9/20	12,912	18,392	13,624	12,105
10/20	12,550	17,995	13,167	11,792
11/20	13,691	20,184	14,382	13,062
12/20	14,079	21,092	14,734	13,499
1/21	13,993	20,998	14,723	13,520
2/21	14,322	21,654	15,124	14,060
3/21	15,052	22,431	15,960	14,682
4/21	16,210	23,587	17,255	15,864
5/21	16,377	23,695	17,398	16,012
6/21	16,861	24,279	17,879	16,443
7/21	17,777	24,689	18,660	17,243
8/21	18,075	25,393	19,049	17,572
9/21	17,096	24,254	17,921	16,604
10/21	18,306	25,894	19,189	17,889
11/21	18,034	25,500	18,994	17,760
12/21	19,593	26,504	20,819	19,313
1/22	18,210	24,945	19,167	17,974
2/22	17,485	24,317	18,421	17,399
3/22	18,562	25,105	19,723	18,528
4/22	17,835	22,852	19,002	17,701
5/22	16,810	22,822	18,113	16,613
6/22	15,633	20,912	16,827	15,388
7/22	17,034	22,874	18,265	16,773
8/22	16,074	22,021	17,190	15,769
9/22	14,283	19,979	15,004	13,855
10/22	14,620	21,617	15,512	14,530
11/22	15,379	22,745	16,441	15,369
12/22	14,608	21,414	15,625	14,579
1/23	16,149	22,888	17,198	16,123
2/23	15,442	22,353	16,179	15,356
3/23	15,070	22,951	15,897	14,977
4/23	15,262	23,196	15,945	15,099
5/23	14,645	23,286	15,270	14,636
6/23	15,342	24,876	16,089	15,375
7/23	15,710	25,768	16,411	15,815
8/23	15,219	25,270	15,865	15,335
9/23	14,312	24,067	14,748	14,295
10/23	13,816	23,429	14,288	13,670
11/23	15,198	25,613	15,983	15,092
12/23	16,495	26,972	17,399	16,582
1/24	15,717	27,271	16,553	15,895
2/24	15,960	28,747	16,872	16,213
3/24	16,183	29,674	17,172	16,530
4/24	14,966	28,369	15,813	15,362
5/24	15,891	29,709	16,650	16,079
6/24	16,209	30,629	17,018	16,543
7/24	17,295	31,198	18,239	17,579
8/24	18,230	31,877	19,265	18,711
9/24	18,675	32,537	19,875	19,209
10/24	18,077	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	30.84%	3.99%	6.70%
Class A Shares Including Sales Charge	23.65%	2.82%	6.10%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038802
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PRCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.05%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $17,962	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,200	10,242	10,234	10,200
12/14	10,401	10,242	10,362	10,397
1/15	11,055	9,957	11,001	11,100
2/15	10,756	10,534	10,667	10,703
3/15	10,913	10,427	10,775	10,890
4/15	10,258	10,474	10,242	10,248
5/15	10,231	10,619	10,219	10,222
6/15	9,777	10,441	9,798	9,753
7/15	10,363	10,616	10,287	10,303
8/15	9,736	9,975	9,688	9,662
9/15	10,045	9,684	9,895	9,954
10/15	10,571	10,449	10,535	10,532
11/15	10,502	10,507	10,517	10,468
12/15	10,718	10,291	10,655	10,659
1/16	10,278	9,711	10,280	10,303
2/16	10,229	9,707	10,236	10,262
3/16	11,251	10,391	11,277	11,332
4/16	10,928	10,455	11,073	11,059
5/16	11,143	10,642	11,329	11,323
6/16	11,854	10,664	12,113	12,104
7/16	12,286	11,087	12,584	12,612
8/16	11,864	11,116	12,146	12,151
9/16	11,660	11,133	11,967	11,929
10/16	11,012	10,892	11,355	11,249
11/16	10,737	11,380	11,080	11,057
12/16	11,215	11,602	11,574	11,576
1/17	11,140	11,820	11,594	11,574
2/17	11,589	12,260	12,059	11,975
3/17	11,358	12,268	11,869	11,691
4/17	11,368	12,398	11,921	11,710
5/17	11,388	12,525	11,905	11,636
6/17	11,584	12,638	12,139	11,884
7/17	11,695	12,876	12,293	12,035
8/17	11,832	12,901	12,372	12,006
9/17	11,704	13,216	12,274	11,994
10/17	11,755	13,504	12,289	11,874
11/17	12,063	13,914	12,615	12,189
12/17	12,089	14,053	12,578	12,163
1/18	11,742	14,794	12,208	11,655
2/18	11,001	14,249	11,320	10,759
3/18	11,429	13,963	11,740	11,179
4/18	11,501	14,016	11,801	11,340
5/18	11,725	14,412	12,226	11,787
6/18	12,156	14,506	12,738	12,308
7/18	12,203	14,987	12,815	12,396
8/18	12,499	15,514	13,171	12,775
9/18	12,275	15,539	12,849	12,442
10/18	11,894	14,395	12,509	12,075
11/18	12,427	14,683	13,103	12,641
12/18	11,436	13,317	12,070	11,607
1/19	12,737	14,460	13,467	12,974
2/19	12,940	14,968	13,540	13,061
3/19	13,389	15,187	14,143	13,495
4/19	13,459	15,793	14,110	13,460
5/19	13,592	14,771	14,201	13,497
6/19	13,770	15,809	14,396	13,669
7/19	13,952	16,044	14,617	13,840
8/19	14,504	15,717	15,223	14,311
9/19	14,789	15,993	15,508	14,720
10/19	15,117	16,337	15,676	14,929
11/19	15,010	16,958	15,434	14,700
12/19	14,826	17,447	15,529	14,605
1/20	15,109	17,428	15,726	14,775
2/20	13,922	16,002	14,621	13,603
3/20	11,426	13,801	11,889	10,663
4/20	12,321	15,629	12,939	11,541
5/20	12,490	16,465	13,160	11,562
6/20	12,739	16,841	13,464	11,911
7/20	13,461	17,797	13,978	12,399
8/20	13,466	19,087	13,997	12,504
9/20	13,035	18,392	13,624	12,105
10/20	12,668	17,995	13,167	11,792
11/20	13,809	20,184	14,382	13,062
12/20	14,185	21,092	14,734	13,499
1/21	14,096	20,998	14,723	13,520
2/21	14,418	21,654	15,124	14,060
3/21	15,143	22,431	15,960	14,682
4/21	16,297	23,587	17,255	15,864
5/21	16,458	23,695	17,398	16,012
6/21	16,931	24,279	17,879	16,443
7/21	17,840	24,689	18,660	17,243
8/21	18,129	25,393	19,049	17,572
9/21	17,132	24,254	17,921	16,604
10/21	18,334	25,894	19,189	17,889
11/21	18,050	25,500	18,994	17,760
12/21	19,599	26,504	20,819	19,313
1/22	18,200	24,945	19,167	17,974
2/22	17,466	24,317	18,421	17,399
3/22	18,528	25,105	19,723	18,528
4/22	17,793	22,852	19,002	17,701
5/22	16,761	22,822	18,113	16,613
6/22	15,578	20,912	16,827	15,388
7/22	16,961	22,874	18,265	16,773
8/22	15,991	22,021	17,190	15,769
9/22	14,203	19,979	15,004	13,855
10/22	14,527	21,617	15,512	14,530
11/22	15,281	22,745	16,441	15,369
12/22	14,515	21,414	15,625	14,579
1/23	16,046	22,888	17,198	16,123
2/23	15,344	22,353	16,179	15,356
3/23	14,974	22,951	15,897	14,977
4/23	15,165	23,196	15,945	15,099
5/23	14,552	23,286	15,270	14,636
6/23	15,244	24,876	16,089	15,375
7/23	15,610	25,768	16,411	15,815
8/23	15,122	25,270	15,865	15,335
9/23	14,221	24,067	14,748	14,295
10/23	13,728	23,429	14,288	13,670
11/23	15,101	25,613	15,983	15,092
12/23	16,390	26,972	17,399	16,582
1/24	15,617	27,271	16,553	15,895
2/24	15,859	28,747	16,872	16,213
3/24	16,080	29,674	17,172	16,530
4/24	14,871	28,369	15,813	15,362
5/24	15,790	29,709	16,650	16,079
6/24	16,106	30,629	17,018	16,543
7/24	17,184	31,198	18,239	17,579
8/24	18,114	31,877	19,265	18,711
9/24	18,556	32,537	19,875	19,209
10/24	17,962	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	29.76%	3.15%	6.03%
Class C Shares Including Sales Charge	28.76%	3.15%	6.03%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019791
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class J
Trading Symbol	PREJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $19,363	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,207	10,242	10,234	10,200
12/14	10,414	10,242	10,362	10,397
1/15	11,077	9,957	11,001	11,100
2/15	10,783	10,534	10,667	10,703
3/15	10,950	10,427	10,775	10,890
4/15	10,300	10,474	10,242	10,248
5/15	10,281	10,619	10,219	10,222
6/15	9,828	10,441	9,798	9,753
7/15	10,428	10,616	10,287	10,303
8/15	9,804	9,975	9,688	9,662
9/15	10,124	9,684	9,895	9,954
10/15	10,666	10,449	10,535	10,532
11/15	10,604	10,507	10,517	10,468
12/15	10,829	10,291	10,655	10,659
1/16	10,395	9,711	10,280	10,303
2/16	10,355	9,707	10,236	10,262
3/16	11,397	10,391	11,277	11,332
4/16	11,081	10,455	11,073	11,059
5/16	11,306	10,642	11,329	11,323
6/16	12,035	10,664	12,113	12,104
7/16	12,484	11,087	12,584	12,612
8/16	12,065	11,116	12,146	12,151
9/16	11,866	11,133	11,967	11,929
10/16	11,214	10,892	11,355	11,249
11/16	10,941	11,380	11,080	11,057
12/16	11,435	11,602	11,574	11,576
1/17	11,373	11,820	11,594	11,574
2/17	11,841	12,260	12,059	11,975
3/17	11,613	12,268	11,869	11,691
4/17	11,633	12,398	11,921	11,710
5/17	11,665	12,525	11,905	11,636
6/17	11,875	12,638	12,139	11,884
7/17	11,995	12,876	12,293	12,035
8/17	12,147	12,901	12,372	12,006
9/17	12,022	13,216	12,274	11,994
10/17	12,085	13,504	12,289	11,874
11/17	12,411	13,914	12,615	12,189
12/17	12,450	14,053	12,578	12,163
1/18	12,099	14,794	12,208	11,655
2/18	11,344	14,249	11,320	10,759
3/18	11,797	13,963	11,740	11,179
4/18	11,884	14,016	11,801	11,340
5/18	12,123	14,412	12,226	11,787
6/18	12,577	14,506	12,738	12,308
7/18	12,637	14,987	12,815	12,396
8/18	12,952	15,514	13,171	12,775
9/18	12,724	15,539	12,849	12,442
10/18	12,340	14,395	12,509	12,075
11/18	12,905	14,683	13,103	12,641
12/18	11,883	13,317	12,070	11,607
1/19	13,246	14,460	13,467	12,974
2/19	13,471	14,968	13,540	13,061
3/19	13,944	15,187	14,143	13,495
4/19	14,023	15,793	14,110	13,460
5/19	14,180	14,771	14,201	13,497
6/19	14,373	15,809	14,396	13,669
7/19	14,576	16,044	14,617	13,840
8/19	15,165	15,717	15,223	14,311
9/19	15,472	15,993	15,508	14,720
10/19	15,825	16,337	15,676	14,929
11/19	15,723	16,958	15,434	14,700
12/19	15,546	17,447	15,529	14,605
1/20	15,858	17,428	15,726	14,775
2/20	14,622	16,002	14,621	13,603
3/20	12,006	13,801	11,889	10,663
4/20	12,959	15,629	12,939	11,541
5/20	13,145	16,465	13,160	11,562
6/20	13,417	16,841	13,464	11,911
7/20	14,193	17,797	13,978	12,399
8/20	14,205	19,087	13,997	12,504
9/20	13,768	18,392	13,624	12,105
10/20	13,380	17,995	13,167	11,792
11/20	14,601	20,184	14,382	13,062
12/20	15,014	21,092	14,734	13,499
1/21	14,931	20,998	14,723	13,520
2/21	15,282	21,654	15,124	14,060
3/21	16,056	22,431	15,960	14,682
4/21	17,296	23,587	17,255	15,864
5/21	17,481	23,695	17,398	16,012
6/21	17,995	24,279	17,879	16,443
7/21	18,975	24,689	18,660	17,243
8/21	19,298	25,393	19,049	17,572
9/21	18,255	24,254	17,921	16,604
10/21	19,548	25,894	19,189	17,889
11/21	19,259	25,500	18,994	17,760
12/21	20,927	26,504	20,819	19,313
1/22	19,449	24,945	19,167	17,974
2/22	18,673	24,317	18,421	17,399
3/22	19,825	25,105	19,723	18,528
4/22	19,053	22,852	19,002	17,701
5/22	17,963	22,822	18,113	16,613
6/22	16,708	20,912	16,827	15,388
7/22	18,207	22,874	18,265	16,773
8/22	17,182	22,021	17,190	15,769
9/22	15,270	19,979	15,004	13,855
10/22	15,630	21,617	15,512	14,530
11/22	16,439	22,745	16,441	15,369
12/22	15,623	21,414	15,625	14,579
1/23	17,266	22,888	17,198	16,123
2/23	16,509	22,353	16,179	15,356
3/23	16,119	22,951	15,897	14,977
4/23	16,325	23,196	15,945	15,099
5/23	15,661	23,286	15,270	14,636
6/23	16,412	24,876	16,089	15,375
7/23	16,808	25,768	16,411	15,815
8/23	16,283	25,270	15,865	15,335
9/23	15,318	24,067	14,748	14,295
10/23	14,781	23,429	14,288	13,670
11/23	16,269	25,613	15,983	15,092
12/23	17,652	26,972	17,399	16,582
1/24	16,828	27,271	16,553	15,895
2/24	17,085	28,747	16,872	16,213
3/24	17,326	29,674	17,172	16,530
4/24	16,020	28,369	15,813	15,362
5/24	17,014	29,709	16,650	16,079
6/24	17,361	30,629	17,018	16,543
7/24	18,521	31,198	18,239	17,579
8/24	19,527	31,877	19,265	18,711
9/24	20,008	32,537	19,875	19,209
10/24	19,363	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	31.00%	4.12%	6.83%
Class J Shares Including Sales Charge	30.00%	4.12%	6.83%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019790
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Institutional
Trading Symbol	PIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $19,824	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,211	10,242	10,234	10,200
12/14	10,425	10,242	10,362	10,397
1/15	11,090	9,957	11,001	11,100
2/15	10,798	10,534	10,667	10,703
3/15	10,966	10,427	10,775	10,890
4/15	10,318	10,474	10,242	10,248
5/15	10,304	10,619	10,219	10,222
6/15	9,852	10,441	9,798	9,753
7/15	10,453	10,616	10,287	10,303
8/15	9,834	9,975	9,688	9,662
9/15	10,153	9,684	9,895	9,954
10/15	10,701	10,449	10,535	10,532
11/15	10,641	10,507	10,517	10,468
12/15	10,865	10,291	10,655	10,659
1/16	10,436	9,711	10,280	10,303
2/16	10,392	9,707	10,236	10,262
3/16	11,441	10,391	11,277	11,332
4/16	11,127	10,455	11,073	11,059
5/16	11,357	10,642	11,329	11,323
6/16	12,091	10,664	12,113	12,104
7/16	12,544	11,087	12,584	12,612
8/16	12,125	11,116	12,146	12,151
9/16	11,928	11,133	11,967	11,929
10/16	11,281	10,892	11,355	11,249
11/16	11,009	11,380	11,080	11,057
12/16	11,510	11,602	11,574	11,576
1/17	11,444	11,820	11,594	11,574
2/17	11,917	12,260	12,059	11,975
3/17	11,690	12,268	11,869	11,691
4/17	11,710	12,398	11,921	11,710
5/17	11,746	12,525	11,905	11,636
6/17	11,958	12,638	12,139	11,884
7/17	12,086	12,876	12,293	12,035
8/17	12,240	12,901	12,372	12,006
9/17	12,118	13,216	12,274	11,994
10/17	12,179	13,504	12,289	11,874
11/17	12,514	13,914	12,615	12,189
12/17	12,549	14,053	12,578	12,163
1/18	12,206	14,794	12,208	11,655
2/18	11,445	14,249	11,320	10,759
3/18	11,907	13,963	11,740	11,179
4/18	11,992	14,016	11,801	11,340
5/18	12,236	14,412	12,226	11,787
6/18	12,697	14,506	12,738	12,308
7/18	12,755	14,987	12,815	12,396
8/18	13,080	15,514	13,171	12,775
9/18	12,851	15,539	12,849	12,442
10/18	12,465	14,395	12,509	12,075
11/18	13,034	14,683	13,103	12,641
12/18	12,008	13,317	12,070	11,607
1/19	13,388	14,460	13,467	12,974
2/19	13,613	14,968	13,540	13,061
3/19	14,100	15,187	14,143	13,495
4/19	14,183	15,793	14,110	13,460
5/19	14,343	14,771	14,201	13,497
6/19	14,539	15,809	14,396	13,669
7/19	14,750	16,044	14,617	13,840
8/19	15,344	15,717	15,223	14,311
9/19	15,665	15,993	15,508	14,720
10/19	16,022	16,337	15,676	14,929
11/19	15,927	16,958	15,434	14,700
12/19	15,746	17,447	15,529	14,605
1/20	16,064	17,428	15,726	14,775
2/20	14,811	16,002	14,621	13,603
3/20	12,168	13,801	11,889	10,663
4/20	13,133	15,629	12,939	11,541
5/20	13,327	16,465	13,160	11,562
6/20	13,606	16,841	13,464	11,911
7/20	14,391	17,797	13,978	12,399
8/20	14,408	19,087	13,997	12,504
9/20	13,962	18,392	13,624	12,105
10/20	13,576	17,995	13,167	11,792
11/20	14,815	20,184	14,382	13,062
12/20	15,238	21,092	14,734	13,499
1/21	15,150	20,998	14,723	13,520
2/21	15,512	21,654	15,124	14,060
3/21	16,302	22,431	15,960	14,682
4/21	17,561	23,587	17,255	15,864
5/21	17,754	23,695	17,398	16,012
6/21	18,280	24,279	17,879	16,443
7/21	19,279	24,689	18,660	17,243
8/21	19,607	25,393	19,049	17,572
9/21	18,549	24,254	17,921	16,604
10/21	19,867	25,894	19,189	17,889
11/21	19,578	25,500	18,994	17,760
12/21	21,278	26,504	20,819	19,313
1/22	19,778	24,945	19,167	17,974
2/22	18,997	24,317	18,421	17,399
3/22	20,174	25,105	19,723	18,528
4/22	19,385	22,852	19,002	17,701
5/22	18,277	22,822	18,113	16,613
6/22	17,005	20,912	16,827	15,388
7/22	18,533	22,874	18,265	16,773
8/22	17,496	22,021	17,190	15,769
9/22	15,552	19,979	15,004	13,855
10/22	15,924	21,617	15,512	14,530
11/22	16,750	22,745	16,441	15,369
12/22	15,917	21,414	15,625	14,579
1/23	17,601	22,888	17,198	16,123
2/23	16,831	22,353	16,179	15,356
3/23	16,437	22,951	15,897	14,977
4/23	16,653	23,196	15,945	15,099
5/23	15,981	23,286	15,270	14,636
6/23	16,750	24,876	16,089	15,375
7/23	17,159	25,768	16,411	15,815
8/23	16,622	25,270	15,865	15,335
9/23	15,640	24,067	14,748	14,295
10/23	15,098	23,429	14,288	13,670
11/23	16,621	25,613	15,983	15,092
12/23	18,038	26,972	17,399	16,582
1/24	17,194	27,271	16,553	15,895
2/24	17,460	28,747	16,872	16,213
3/24	17,713	29,674	17,172	16,530
4/24	16,381	28,369	15,813	15,362
5/24	17,399	29,709	16,650	16,079
6/24	17,757	30,629	17,018	16,543
7/24	18,952	31,198	18,239	17,579
8/24	19,983	31,877	19,265	18,711
9/24	20,472	32,537	19,875	19,209
10/24	19,824	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	31.30%	4.35%	7.08%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019785
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-1
Trading Symbol	PRAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$193	1.68%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $18,292	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,204	10,242	10,234	10,200
12/14	10,408	10,242	10,362	10,397
1/15	11,065	9,957	11,001	11,100
2/15	10,766	10,534	10,667	10,703
3/15	10,931	10,427	10,775	10,890
4/15	10,277	10,474	10,242	10,248
5/15	10,254	10,619	10,219	10,222
6/15	9,799	10,441	9,798	9,753
7/15	10,389	10,616	10,287	10,303
8/15	9,766	9,975	9,688	9,662
9/15	10,080	9,684	9,895	9,954
10/15	10,611	10,449	10,535	10,532
11/15	10,547	10,507	10,517	10,468
12/15	10,762	10,291	10,655	10,659
1/16	10,327	9,711	10,280	10,303
2/16	10,283	9,707	10,236	10,262
3/16	11,310	10,391	11,277	11,332
4/16	10,992	10,455	11,073	11,059
5/16	11,212	10,642	11,329	11,323
6/16	11,930	10,664	12,113	12,104
7/16	12,368	11,087	12,584	12,612
8/16	11,945	11,116	12,146	12,151
9/16	11,740	11,133	11,967	11,929
10/16	11,095	10,892	11,355	11,249
11/16	10,820	11,380	11,080	11,057
12/16	11,303	11,602	11,574	11,576
1/17	11,237	11,820	11,594	11,574
2/17	11,693	12,260	12,059	11,975
3/17	11,459	12,268	11,869	11,691
4/17	11,474	12,398	11,921	11,710
5/17	11,499	12,525	11,905	11,636
6/17	11,700	12,638	12,139	11,884
7/17	11,816	12,876	12,293	12,035
8/17	11,959	12,901	12,372	12,006
9/17	11,831	13,216	12,274	11,994
10/17	11,887	13,504	12,289	11,874
11/17	12,202	13,914	12,615	12,189
12/17	12,228	14,053	12,578	12,163
1/18	11,884	14,794	12,208	11,655
2/18	11,139	14,249	11,320	10,759
3/18	11,579	13,963	11,740	11,179
4/18	11,652	14,016	11,801	11,340
5/18	11,882	14,412	12,226	11,787
6/18	12,321	14,506	12,738	12,308
7/18	12,373	14,987	12,815	12,396
8/18	12,677	15,514	13,171	12,775
9/18	12,448	15,539	12,849	12,442
10/18	12,069	14,395	12,509	12,075
11/18	12,612	14,683	13,103	12,641
12/18	11,611	13,317	12,070	11,607
1/19	12,936	14,460	13,467	12,974
2/19	13,146	14,968	13,540	13,061
3/19	13,604	15,187	14,143	13,495
4/19	13,680	15,793	14,110	13,460
5/19	13,820	14,771	14,201	13,497
6/19	14,002	15,809	14,396	13,669
7/19	14,192	16,044	14,617	13,840
8/19	14,760	15,717	15,223	14,311
9/19	15,056	15,993	15,508	14,720
10/19	15,393	16,337	15,676	14,929
11/19	15,290	16,958	15,434	14,700
12/19	15,102	17,447	15,529	14,605
1/20	15,400	17,428	15,726	14,775
2/20	14,193	16,002	14,621	13,603
3/20	11,653	13,801	11,889	10,663
4/20	12,565	15,629	12,939	11,541
5/20	12,742	16,465	13,160	11,562
6/20	13,002	16,841	13,464	11,911
7/20	13,745	17,797	13,978	12,399
8/20	13,756	19,087	13,997	12,504
9/20	13,319	18,392	13,624	12,105
10/20	12,940	17,995	13,167	11,792
11/20	14,115	20,184	14,382	13,062
12/20	14,503	21,092	14,734	13,499
1/21	14,413	20,998	14,723	13,520
2/21	14,751	21,654	15,124	14,060
3/21	15,493	22,431	15,960	14,682
4/21	16,677	23,587	17,255	15,864
5/21	16,846	23,695	17,398	16,012
6/21	17,331	24,279	17,879	16,443
7/21	18,267	24,689	18,660	17,243
8/21	18,567	25,393	19,049	17,572
9/21	17,553	24,254	17,921	16,604
10/21	18,788	25,894	19,189	17,889
11/21	18,505	25,500	18,994	17,760
12/21	20,095	26,504	20,819	19,313
1/22	18,665	24,945	19,167	17,974
2/22	17,917	24,317	18,421	17,399
3/22	19,010	25,105	19,723	18,528
4/22	18,262	22,852	19,002	17,701
5/22	17,210	22,822	18,113	16,613
6/22	15,995	20,912	16,827	15,388
7/22	17,423	22,874	18,265	16,773
8/22	16,434	22,021	17,190	15,769
9/22	14,601	19,979	15,004	13,855
10/22	14,938	21,617	15,512	14,530
11/22	15,706	22,745	16,441	15,369
12/22	14,914	21,414	15,625	14,579
1/23	16,477	22,888	17,198	16,123
2/23	15,746	22,353	16,179	15,356
3/23	15,367	22,951	15,897	14,977
4/23	15,559	23,196	15,945	15,099
5/23	14,922	23,286	15,270	14,636
6/23	15,625	24,876	16,089	15,375
7/23	15,993	25,768	16,411	15,815
8/23	15,486	25,270	15,865	15,335
9/23	14,562	24,067	14,748	14,295
10/23	14,050	23,429	14,288	13,670
11/23	15,451	25,613	15,983	15,092
12/23	16,761	26,972	17,399	16,582
1/24	15,966	27,271	16,553	15,895
2/24	16,199	28,747	16,872	16,213
3/24	16,429	29,674	17,172	16,530
4/24	15,182	28,369	15,813	15,362
5/24	16,109	29,709	16,650	16,079
6/24	16,431	30,629	17,018	16,543
7/24	17,522	31,198	18,239	17,579
8/24	18,465	31,877	19,265	18,711
9/24	18,906	32,537	19,875	19,209
10/24	18,292	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	30.19%	3.51%	6.22%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019787
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-3
Trading Symbol	PRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$158	1.37%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $18,864	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,202	10,242	10,234	10,200
12/14	10,410	10,242	10,362	10,397
1/15	11,069	9,957	11,001	11,100
2/15	10,777	10,534	10,667	10,703
3/15	10,938	10,427	10,775	10,890
4/15	10,291	10,474	10,242	10,248
5/15	10,268	10,619	10,219	10,222
6/15	9,817	10,441	9,798	9,753
7/15	10,414	10,616	10,287	10,303
8/15	9,789	9,975	9,688	9,662
9/15	10,106	9,684	9,895	9,954
10/15	10,645	10,449	10,535	10,532
11/15	10,579	10,507	10,517	10,468
12/15	10,801	10,291	10,655	10,659
1/16	10,364	9,711	10,280	10,303
2/16	10,320	9,707	10,236	10,262
3/16	11,357	10,391	11,277	11,332
4/16	11,038	10,455	11,073	11,059
5/16	11,267	10,642	11,329	11,323
6/16	11,988	10,664	12,113	12,104
7/16	12,433	11,087	12,584	12,612
8/16	12,013	11,116	12,146	12,151
9/16	11,812	11,133	11,967	11,929
10/16	11,161	10,892	11,355	11,249
11/16	10,890	11,380	11,080	11,057
12/16	11,378	11,602	11,574	11,576
1/17	11,311	11,820	11,594	11,574
2/17	11,776	12,260	12,059	11,975
3/17	11,546	12,268	11,869	11,691
4/17	11,562	12,398	11,921	11,710
5/17	11,593	12,525	11,905	11,636
6/17	11,796	12,638	12,139	11,884
7/17	11,916	12,876	12,293	12,035
8/17	12,061	12,901	12,372	12,006
9/17	11,934	13,216	12,274	11,994
10/17	11,992	13,504	12,289	11,874
11/17	12,314	13,914	12,615	12,189
12/17	12,348	14,053	12,578	12,163
1/18	12,001	14,794	12,208	11,655
2/18	11,250	14,249	11,320	10,759
3/18	11,697	13,963	11,740	11,179
4/18	11,777	14,016	11,801	11,340
5/18	12,012	14,412	12,226	11,787
6/18	12,461	14,506	12,738	12,308
7/18	12,515	14,987	12,815	12,396
8/18	12,826	15,514	13,171	12,775
9/18	12,598	15,539	12,849	12,442
10/18	12,214	14,395	12,509	12,075
11/18	12,771	14,683	13,103	12,641
12/18	11,762	13,317	12,070	11,607
1/19	13,105	14,460	13,467	12,974
2/19	13,320	14,968	13,540	13,061
3/19	13,790	15,187	14,143	13,495
4/19	13,867	15,793	14,110	13,460
5/19	14,017	14,771	14,201	13,497
6/19	14,204	15,809	14,396	13,669
7/19	14,404	16,044	14,617	13,840
8/19	14,983	15,717	15,223	14,311
9/19	15,288	15,993	15,508	14,720
10/19	15,630	16,337	15,676	14,929
11/19	15,529	16,958	15,434	14,700
12/19	15,344	17,447	15,529	14,605
1/20	15,651	17,428	15,726	14,775
2/20	14,425	16,002	14,621	13,603
3/20	11,844	13,801	11,889	10,663
4/20	12,780	15,629	12,939	11,541
5/20	12,963	16,465	13,160	11,562
6/20	13,233	16,841	13,464	11,911
7/20	13,989	17,797	13,978	12,399
8/20	14,000	19,087	13,997	12,504
9/20	13,561	18,392	13,624	12,105
10/20	13,181	17,995	13,167	11,792
11/20	14,378	20,184	14,382	13,062
12/20	14,780	21,092	14,734	13,499
1/21	14,693	20,998	14,723	13,520
2/21	15,036	21,654	15,124	14,060
3/21	15,800	22,431	15,960	14,682
4/21	17,014	23,587	17,255	15,864
5/21	17,189	23,695	17,398	16,012
6/21	17,692	24,279	17,879	16,443
7/21	18,651	24,689	18,660	17,243
8/21	18,961	25,393	19,049	17,572
9/21	17,932	24,254	17,921	16,604
10/21	19,196	25,894	19,189	17,889
11/21	18,908	25,500	18,994	17,760
12/21	20,539	26,504	20,819	19,313
1/22	19,084	24,945	19,167	17,974
2/22	18,326	24,317	18,421	17,399
3/22	19,450	25,105	19,723	18,528
4/22	18,685	22,852	19,002	17,701
5/22	17,609	22,822	18,113	16,613
6/22	16,375	20,912	16,827	15,388
7/22	17,842	22,874	18,265	16,773
8/22	16,832	22,021	17,190	15,769
9/22	14,956	19,979	15,004	13,855
10/22	15,307	21,617	15,512	14,530
11/22	16,100	22,745	16,441	15,369
12/22	15,290	21,414	15,625	14,579
1/23	16,901	22,888	17,198	16,123
2/23	16,158	22,353	16,179	15,356
3/23	15,768	22,951	15,897	14,977
4/23	15,968	23,196	15,945	15,099
5/23	15,316	23,286	15,270	14,636
6/23	16,050	24,876	16,089	15,375
7/23	16,434	25,768	16,411	15,815
8/23	15,917	25,270	15,865	15,335
9/23	14,965	24,067	14,748	14,295
10/23	14,443	23,429	14,288	13,670
11/23	15,888	25,613	15,983	15,092
12/23	17,238	26,972	17,399	16,582
1/24	16,426	27,271	16,553	15,895
2/24	16,675	28,747	16,872	16,213
3/24	16,910	29,674	17,172	16,530
4/24	15,631	28,369	15,813	15,362
5/24	16,595	29,709	16,650	16,079
6/24	16,925	30,629	17,018	16,543
7/24	18,056	31,198	18,239	17,579
8/24	19,031	31,877	19,265	18,711
9/24	19,495	32,537	19,875	19,209
10/24	18,864	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	30.61%	3.83%	6.55%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019789
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-4
Trading Symbol	PRETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$136	1.18%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $19,227	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,209	10,242	10,234	10,200
12/14	10,418	10,242	10,362	10,397
1/15	11,080	9,957	11,001	11,100
2/15	10,784	10,534	10,667	10,703
3/15	10,952	10,427	10,775	10,890
4/15	10,298	10,474	10,242	10,248
5/15	10,284	10,619	10,219	10,222
6/15	9,829	10,441	9,798	9,753
7/15	10,428	10,616	10,287	10,303
8/15	9,805	9,975	9,688	9,662
9/15	10,122	9,684	9,895	9,954
10/15	10,662	10,449	10,535	10,532
11/15	10,605	10,507	10,517	10,468
12/15	10,825	10,291	10,655	10,659
1/16	10,393	9,711	10,280	10,303
2/16	10,347	9,707	10,236	10,262
3/16	11,390	10,391	11,277	11,332
4/16	11,072	10,455	11,073	11,059
5/16	11,299	10,642	11,329	11,323
6/16	12,025	10,664	12,113	12,104
7/16	12,476	11,087	12,584	12,612
8/16	12,055	11,116	12,146	12,151
9/16	11,853	11,133	11,967	11,929
10/16	11,208	10,892	11,355	11,249
11/16	10,933	11,380	11,080	11,057
12/16	11,429	11,602	11,574	11,576
1/17	11,361	11,820	11,594	11,574
2/17	11,827	12,260	12,059	11,975
3/17	11,599	12,268	11,869	11,691
4/17	11,615	12,398	11,921	11,710
5/17	11,646	12,525	11,905	11,636
6/17	11,854	12,638	12,139	11,884
7/17	11,975	12,876	12,293	12,035
8/17	12,128	12,901	12,372	12,006
9/17	12,005	13,216	12,274	11,994
10/17	12,063	13,504	12,289	11,874
11/17	12,390	13,914	12,615	12,189
12/17	12,427	14,053	12,578	12,163
1/18	12,080	14,794	12,208	11,655
2/18	11,321	14,249	11,320	10,759
3/18	11,776	13,963	11,740	11,179
4/18	11,857	14,016	11,801	11,340
5/18	12,097	14,412	12,226	11,787
6/18	12,550	14,506	12,738	12,308
7/18	12,604	14,987	12,815	12,396
8/18	12,921	15,514	13,171	12,775
9/18	12,694	15,539	12,849	12,442
10/18	12,309	14,395	12,509	12,075
11/18	12,870	14,683	13,103	12,641
12/18	11,854	13,317	12,070	11,607
1/19	13,212	14,460	13,467	12,974
2/19	13,432	14,968	13,540	13,061
3/19	13,905	15,187	14,143	13,495
4/19	13,990	15,793	14,110	13,460
5/19	14,142	14,771	14,201	13,497
6/19	14,328	15,809	14,396	13,669
7/19	14,533	16,044	14,617	13,840
8/19	15,118	15,717	15,223	14,311
9/19	15,431	15,993	15,508	14,720
10/19	15,780	16,337	15,676	14,929
11/19	15,677	16,958	15,434	14,700
12/19	15,497	17,447	15,529	14,605
1/20	15,810	17,428	15,726	14,775
2/20	14,574	16,002	14,621	13,603
3/20	11,969	13,801	11,889	10,663
4/20	12,914	15,629	12,939	11,541
5/20	13,101	16,465	13,160	11,562
6/20	13,378	16,841	13,464	11,911
7/20	14,145	17,797	13,978	12,399
8/20	14,157	19,087	13,997	12,504
9/20	13,721	18,392	13,624	12,105
10/20	13,332	17,995	13,167	11,792
11/20	14,545	20,184	14,382	13,062
12/20	14,953	21,092	14,734	13,499
1/21	14,870	20,998	14,723	13,520
2/21	15,222	21,654	15,124	14,060
3/21	15,996	22,431	15,960	14,682
4/21	17,221	23,587	17,255	15,864
5/21	17,407	23,695	17,398	16,012
6/21	17,919	24,279	17,879	16,443
7/21	18,890	24,689	18,660	17,243
8/21	19,214	25,393	19,049	17,572
9/21	18,169	24,254	17,921	16,604
10/21	19,453	25,894	19,189	17,889
11/21	19,170	25,500	18,994	17,760
12/21	20,823	26,504	20,819	19,313
1/22	19,354	24,945	19,167	17,974
2/22	18,582	24,317	18,421	17,399
3/22	19,726	25,105	19,723	18,528
4/22	18,959	22,852	19,002	17,701
5/22	17,867	22,822	18,113	16,613
6/22	16,621	20,912	16,827	15,388
7/22	18,104	22,874	18,265	16,773
8/22	17,084	22,021	17,190	15,769
9/22	15,183	19,979	15,004	13,855
10/22	15,544	21,617	15,512	14,530
11/22	16,348	22,745	16,441	15,369
12/22	15,531	21,414	15,625	14,579
1/23	17,170	22,888	17,198	16,123
2/23	16,418	22,353	16,179	15,356
3/23	16,024	22,951	15,897	14,977
4/23	16,231	23,196	15,945	15,099
5/23	15,572	23,286	15,270	14,636
6/23	16,314	24,876	16,089	15,375
7/23	16,710	25,768	16,411	15,815
8/23	16,184	25,270	15,865	15,335
9/23	15,223	24,067	14,748	14,295
10/23	14,691	23,429	14,288	13,670
11/23	16,168	25,613	15,983	15,092
12/23	17,543	26,972	17,399	16,582
1/24	16,718	27,271	16,553	15,895
2/24	16,975	28,747	16,872	16,213
3/24	17,212	29,674	17,172	16,530
4/24	15,919	28,369	15,813	15,362
5/24	16,900	29,709	16,650	16,079
6/24	17,244	30,629	17,018	16,543
7/24	18,397	31,198	18,239	17,579
8/24	19,391	31,877	19,265	18,711
9/24	19,865	32,537	19,875	19,209
10/24	19,227	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	30.87%	4.03%	6.76%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019788
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-5
Trading Symbol	PREPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $19,465	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,208	10,242	10,234	10,200
12/14	10,419	10,242	10,362	10,397
1/15	11,085	9,957	11,001	11,100
2/15	10,790	10,534	10,667	10,703
3/15	10,957	10,427	10,775	10,890
4/15	10,308	10,474	10,242	10,248
5/15	10,289	10,619	10,219	10,222
6/15	9,838	10,441	9,798	9,753
7/15	10,441	10,616	10,287	10,303
8/15	9,814	9,975	9,688	9,662
9/15	10,138	9,684	9,895	9,954
10/15	10,678	10,449	10,535	10,532
11/15	10,616	10,507	10,517	10,468
12/15	10,843	10,291	10,655	10,659
1/16	10,411	9,711	10,280	10,303
2/16	10,366	9,707	10,236	10,262
3/16	11,410	10,391	11,277	11,332
4/16	11,097	10,455	11,073	11,059
5/16	11,324	10,642	11,329	11,323
6/16	12,053	10,664	12,113	12,104
7/16	12,504	11,087	12,584	12,612
8/16	12,084	11,116	12,146	12,151
9/16	11,885	11,133	11,967	11,929
10/16	11,234	10,892	11,355	11,249
11/16	10,960	11,380	11,080	11,057
12/16	11,459	11,602	11,574	11,576
1/17	11,396	11,820	11,594	11,574
2/17	11,862	12,260	12,059	11,975
3/17	11,633	12,268	11,869	11,691
4/17	11,654	12,398	11,921	11,710
5/17	11,685	12,525	11,905	11,636
6/17	11,897	12,638	12,139	11,884
7/17	12,018	12,876	12,293	12,035
8/17	12,171	12,901	12,372	12,006
9/17	12,046	13,216	12,274	11,994
10/17	12,110	13,504	12,289	11,874
11/17	12,438	13,914	12,615	12,189
12/17	12,473	14,053	12,578	12,163
1/18	12,125	14,794	12,208	11,655
2/18	11,370	14,249	11,320	10,759
3/18	11,824	13,963	11,740	11,179
4/18	11,911	14,016	11,801	11,340
5/18	12,152	14,412	12,226	11,787
6/18	12,604	14,506	12,738	12,308
7/18	12,664	14,987	12,815	12,396
8/18	12,982	15,514	13,171	12,775
9/18	12,759	15,539	12,849	12,442
10/18	12,373	14,395	12,509	12,075
11/18	12,936	14,683	13,103	12,641
12/18	11,915	13,317	12,070	11,607
1/19	13,283	14,460	13,467	12,974
2/19	13,509	14,968	13,540	13,061
3/19	13,982	15,187	14,143	13,495
4/19	14,068	15,793	14,110	13,460
5/19	14,221	14,771	14,201	13,497
6/19	14,417	15,809	14,396	13,669
7/19	14,622	16,044	14,617	13,840
8/19	15,210	15,717	15,223	14,311
9/19	15,528	15,993	15,508	14,720
10/19	15,879	16,337	15,676	14,929
11/19	15,781	16,958	15,434	14,700
12/19	15,600	17,447	15,529	14,605
1/20	15,915	17,428	15,726	14,775
2/20	14,673	16,002	14,621	13,603
3/20	12,050	13,801	11,889	10,663
4/20	13,005	15,629	12,939	11,541
5/20	13,199	16,465	13,160	11,562
6/20	13,469	16,841	13,464	11,911
7/20	14,246	17,797	13,978	12,399
8/20	14,264	19,087	13,997	12,504
9/20	13,818	18,392	13,624	12,105
10/20	13,433	17,995	13,167	11,792
11/20	14,659	20,184	14,382	13,062
12/20	15,073	21,092	14,734	13,499
1/21	14,989	20,998	14,723	13,520
2/21	15,343	21,654	15,124	14,060
3/21	16,125	22,431	15,960	14,682
4/21	17,364	23,587	17,255	15,864
5/21	17,550	23,695	17,398	16,012
6/21	18,065	24,279	17,879	16,443
7/21	19,054	24,689	18,660	17,243
8/21	19,374	25,393	19,049	17,572
9/21	18,327	24,254	17,921	16,604
10/21	19,626	25,894	19,189	17,889
11/21	19,341	25,500	18,994	17,760
12/21	21,012	26,504	20,819	19,313
1/22	19,526	24,945	19,167	17,974
2/22	18,756	24,317	18,421	17,399
3/22	19,912	25,105	19,723	18,528
4/22	19,133	22,852	19,002	17,701
5/22	18,040	22,822	18,113	16,613
6/22	16,779	20,912	16,827	15,388
7/22	18,286	22,874	18,265	16,773
8/22	17,252	22,021	17,190	15,769
9/22	15,336	19,979	15,004	13,855
10/22	15,699	21,617	15,512	14,530
11/22	16,515	22,745	16,441	15,369
12/22	15,689	21,414	15,625	14,579
1/23	17,348	22,888	17,198	16,123
2/23	16,583	22,353	16,179	15,356
3/23	16,191	22,951	15,897	14,977
4/23	16,399	23,196	15,945	15,099
5/23	15,735	23,286	15,270	14,636
6/23	16,490	24,876	16,089	15,375
7/23	16,890	25,768	16,411	15,815
8/23	16,366	25,270	15,865	15,335
9/23	15,395	24,067	14,748	14,295
10/23	14,859	23,429	14,288	13,670
11/23	16,349	25,613	15,983	15,092
12/23	17,742	26,972	17,399	16,582
1/24	16,909	27,271	16,553	15,895
2/24	17,169	28,747	16,872	16,213
3/24	17,413	29,674	17,172	16,530
4/24	16,107	28,369	15,813	15,362
5/24	17,105	29,709	16,650	16,079
6/24	17,449	30,629	17,018	16,543
7/24	18,621	31,198	18,239	17,579
8/24	19,631	31,877	19,265	18,711
9/24	20,110	32,537	19,875	19,209
10/24	19,465	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	31.00%	4.16%	6.89%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000175486
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	R-6
Trading Symbol	PFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Real Estate Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified. The Fund lagged the FTSE NAREIT All Equity REIT Index ("Index") during the year on negative allocation. Detraction came from an underweight to a U.S. information management company in the process of pivoting its business towards data centers. This stock had strong performance on better than expected pricing power of its document storage business as well as AI tailwinds benefitting its data center portfolio. An overweight to U.S. single family rental also weighed on performance, as the Federal Reserve pivot drove expectations of improving homeownership affordability versus renting, which challenged single-family rental landlords. The underweight to U.S. malls was the other main detractor as the sector outperformed on signs of economic resilience and firm retail sales. Contribution came from the overweight to U.S. senior housing which continues to benefit from occupancy improvement tailwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $19,711	Russell 3000 Index $32,298	FTSE NAREIT All Equity REITs Index $19,158	MSCI US REIT Index $18,655
10/14	10,000	10,000	10,000	10,000
11/14	10,202	10,242	10,234	10,200
12/14	10,410	10,242	10,362	10,397
1/15	11,069	9,957	11,001	11,100
2/15	10,777	10,534	10,667	10,703
3/15	10,938	10,427	10,775	10,890
4/15	10,291	10,474	10,242	10,248
5/15	10,268	10,619	10,219	10,222
6/15	9,817	10,441	9,798	9,753
7/15	10,414	10,616	10,287	10,303
8/15	9,789	9,975	9,688	9,662
9/15	10,106	9,684	9,895	9,954
10/15	10,645	10,449	10,535	10,532
11/15	10,579	10,507	10,517	10,468
12/15	10,801	10,291	10,655	10,659
1/16	10,364	9,711	10,280	10,303
2/16	10,320	9,707	10,236	10,262
3/16	11,357	10,391	11,277	11,332
4/16	11,038	10,455	11,073	11,059
5/16	11,267	10,642	11,329	11,323
6/16	11,988	10,664	12,113	12,104
7/16	12,433	11,087	12,584	12,612
8/16	12,013	11,116	12,146	12,151
9/16	11,812	11,133	11,967	11,929
10/16	11,161	10,892	11,355	11,249
11/16	10,889	11,380	11,080	11,057
12/16	11,385	11,602	11,574	11,576
1/17	11,324	11,820	11,594	11,574
2/17	11,788	12,260	12,059	11,975
3/17	11,565	12,268	11,869	11,691
4/17	11,585	12,398	11,921	11,710
5/17	11,620	12,525	11,905	11,636
6/17	11,829	12,638	12,139	11,884
7/17	11,950	12,876	12,293	12,035
8/17	12,108	12,901	12,372	12,006
9/17	11,984	13,216	12,274	11,994
10/17	12,051	13,504	12,289	11,874
11/17	12,381	13,914	12,615	12,189
12/17	12,419	14,053	12,578	12,163
1/18	12,074	14,794	12,208	11,655
2/18	11,327	14,249	11,320	10,759
3/18	11,780	13,963	11,740	11,179
4/18	11,869	14,016	11,801	11,340
5/18	12,106	14,412	12,226	11,787
6/18	12,564	14,506	12,738	12,308
7/18	12,627	14,987	12,815	12,396
8/18	12,949	15,514	13,171	12,775
9/18	12,726	15,539	12,849	12,442
10/18	12,343	14,395	12,509	12,075
11/18	12,907	14,683	13,103	12,641
12/18	11,895	13,317	12,070	11,607
1/19	13,256	14,460	13,467	12,974
2/19	13,485	14,968	13,540	13,061
3/19	13,964	15,187	14,143	13,495
4/19	14,052	15,793	14,110	13,460
5/19	14,210	14,771	14,201	13,497
6/19	14,403	15,809	14,396	13,669
7/19	14,612	16,044	14,617	13,840
8/19	15,206	15,717	15,223	14,311
9/19	15,522	15,993	15,508	14,720
10/19	15,882	16,337	15,676	14,929
11/19	15,782	16,958	15,434	14,700
12/19	15,607	17,447	15,529	14,605
1/20	15,922	17,428	15,726	14,775
2/20	14,685	16,002	14,621	13,603
3/20	12,064	13,801	11,889	10,663
4/20	13,026	15,629	12,939	11,541
5/20	13,218	16,465	13,160	11,562
6/20	13,492	16,841	13,464	11,911
7/20	14,277	17,797	13,978	12,399
8/20	14,294	19,087	13,997	12,504
9/20	13,855	18,392	13,624	12,105
10/20	13,472	17,995	13,167	11,792
11/20	14,696	20,184	14,382	13,062
12/20	15,119	21,092	14,734	13,499
1/21	15,038	20,998	14,723	13,520
2/21	15,392	21,654	15,124	14,060
3/21	16,179	22,431	15,960	14,682
4/21	17,429	23,587	17,255	15,864
5/21	17,621	23,695	17,398	16,012
6/21	18,146	24,279	17,879	16,443
7/21	19,137	24,689	18,660	17,243
8/21	19,470	25,393	19,049	17,572
9/21	18,417	24,254	17,921	16,604
10/21	19,726	25,894	19,189	17,889
11/21	19,439	25,500	18,994	17,760
12/21	21,127	26,504	20,819	19,313
1/22	19,643	24,945	19,167	17,974
2/22	18,867	24,317	18,421	17,399
3/22	20,032	25,105	19,723	18,528
4/22	19,254	22,852	19,002	17,701
5/22	18,160	22,822	18,113	16,613
6/22	16,893	20,912	16,827	15,388
7/22	18,412	22,874	18,265	16,773
8/22	17,381	22,021	17,190	15,769
9/22	15,451	19,979	15,004	13,855
10/22	15,822	21,617	15,512	14,530
11/22	16,642	22,745	16,441	15,369
12/22	15,816	21,414	15,625	14,579
1/23	17,491	22,888	17,198	16,123
2/23	16,726	22,353	16,179	15,356
3/23	16,330	22,951	15,897	14,977
4/23	16,545	23,196	15,945	15,099
5/23	15,882	23,286	15,270	14,636
6/23	16,643	24,876	16,089	15,375
7/23	17,049	25,768	16,411	15,815
8/23	16,522	25,270	15,865	15,335
9/23	15,548	24,067	14,748	14,295
10/23	15,009	23,429	14,288	13,670
11/23	16,517	25,613	15,983	15,092
12/23	17,934	26,972	17,399	16,582
1/24	17,095	27,271	16,553	15,895
2/24	17,359	28,747	16,872	16,213
3/24	17,613	29,674	17,172	16,530
4/24	16,288	28,369	15,813	15,362
5/24	17,301	29,709	16,650	16,079
6/24	17,653	30,629	17,018	16,543
7/24	18,842	31,198	18,239	17,579
8/24	19,868	31,877	19,265	18,711
9/24	20,363	32,537	19,875	19,209
10/24	19,711	32,298	19,158	18,655

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	31.33%	4.41%	7.02%
Russell 3000 Index	37.86%	14.60%	12.44%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%
MSCI US REIT Index	36.47%	4.56%	6.43%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 6,616,460,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 47,905,000
InvestmentCompanyPortfolioTurnover	31.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$6,616,460 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 31.2% Total Advisory Fees Paid (amount in thousands)$47,905
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.81%
Investment Companies	2.15%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038768
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class A
Trading Symbol	SABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $17,487	Russell 3000 Index $32,298
10/14	9,452	10,000
11/14	9,573	10,242
12/14	9,520	10,242
1/15	9,448	9,957
2/15	9,754	10,534
3/15	9,713	10,427
4/15	9,743	10,474
5/15	9,809	10,619
6/15	9,663	10,441
7/15	9,747	10,616
8/15	9,350	9,975
9/15	9,182	9,684
10/15	9,556	10,449
11/15	9,556	10,507
12/15	9,401	10,291
1/16	9,090	9,711
2/16	9,058	9,707
3/16	9,485	10,391
4/16	9,550	10,455
5/16	9,627	10,642
6/16	9,661	10,664
7/16	9,928	11,087
8/16	9,954	11,116
9/16	9,987	11,133
10/16	9,824	10,892
11/16	9,876	11,380
12/16	9,994	11,602
1/17	10,189	11,820
2/17	10,390	12,260
3/17	10,419	12,268
4/17	10,540	12,398
5/17	10,654	12,525
6/17	10,685	12,638
7/17	10,881	12,876
8/17	10,928	12,901
9/17	11,082	13,216
10/17	11,217	13,504
11/17	11,352	13,914
12/17	11,459	14,053
1/18	11,796	14,794
2/18	11,430	14,249
3/18	11,349	13,963
4/18	11,392	14,016
5/18	11,478	14,412
6/18	11,466	14,506
7/18	11,683	14,987
8/18	11,791	15,514
9/18	11,782	15,539
10/18	11,217	14,395
11/18	11,333	14,683
12/18	10,841	13,317
1/19	11,424	14,460
2/19	11,621	14,968
3/19	11,785	15,187
4/19	12,061	15,793
5/19	11,698	14,771
6/19	12,184	15,809
7/19	12,256	16,044
8/19	12,208	15,717
9/19	12,348	15,993
10/19	12,515	16,337
11/19	12,706	16,958
12/19	12,962	17,447
1/20	12,953	17,428
2/20	12,313	16,002
3/20	10,962	13,801
4/20	11,817	15,629
5/20	12,196	16,465
6/20	12,397	16,841
7/20	12,908	17,797
8/20	13,328	19,087
9/20	13,071	18,392
10/20	12,923	17,995
11/20	13,914	20,184
12/20	14,365	21,092
1/21	14,272	20,998
2/21	14,551	21,654
3/21	14,857	22,431
4/21	15,390	23,587
5/21	15,543	23,695
6/21	15,733	24,279
7/21	15,852	24,689
8/21	16,072	25,393
9/21	15,543	24,254
10/21	16,095	25,894
11/21	15,798	25,500
12/21	16,264	26,504
1/22	15,621	24,945
2/22	15,202	24,317
3/22	15,323	25,105
4/22	14,335	22,852
5/22	14,429	22,822
6/22	13,508	20,912
7/22	14,311	22,874
8/22	13,825	22,021
9/22	12,797	19,979
10/22	13,275	21,617
11/22	14,053	22,745
12/22	13,586	21,414
1/23	14,351	22,888
2/23	13,938	22,353
3/23	14,176	22,951
4/23	14,357	23,196
5/23	14,216	23,286
6/23	14,752	24,876
7/23	15,065	25,768
8/23	14,833	25,270
9/23	14,301	24,067
10/23	13,997	23,429
11/23	15,031	25,613
12/23	15,710	26,972
1/24	15,802	27,271
2/24	16,222	28,747
3/24	16,602	29,674
4/24	16,079	28,369
5/24	16,592	29,709
6/24	16,820	30,629
7/24	17,159	31,198
8/24	17,509	31,877
9/24	17,796	32,537
10/24	17,487	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	24.93%	6.92%	6.35%
Class A Shares Including Sales Charge	18.09%	5.71%	5.75%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038770
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class C
Trading Symbol	SCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.37%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $17,414	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,123	10,242
12/14	10,061	10,242
1/15	9,978	9,957
2/15	10,291	10,534
3/15	10,243	10,427
4/15	10,275	10,474
5/15	10,339	10,619
6/15	10,172	10,441
7/15	10,255	10,616
8/15	9,833	9,975
9/15	9,648	9,684
10/15	10,039	10,449
11/15	10,032	10,507
12/15	9,863	10,291
1/16	9,533	9,711
2/16	9,491	9,707
3/16	9,934	10,391
4/16	9,996	10,455
5/16	10,072	10,642
6/16	10,096	10,664
7/16	10,364	11,087
8/16	10,392	11,116
9/16	10,414	11,133
10/16	10,242	10,892
11/16	10,290	11,380
12/16	10,403	11,602
1/17	10,601	11,820
2/17	10,807	12,260
3/17	10,828	12,268
4/17	10,948	12,398
5/17	11,061	12,525
6/17	11,083	12,638
7/17	11,281	12,876
8/17	11,323	12,901
9/17	11,479	13,216
10/17	11,607	13,504
11/17	11,741	13,914
12/17	11,847	14,053
1/18	12,178	14,794
2/18	11,794	14,249
3/18	11,703	13,963
4/18	11,741	14,016
5/18	11,824	14,412
6/18	11,804	14,506
7/18	12,022	14,987
8/18	12,121	15,514
9/18	12,103	15,539
10/18	11,514	14,395
11/18	11,635	14,683
12/18	11,115	13,317
1/19	11,707	14,460
2/19	11,904	14,968
3/19	12,060	15,187
4/19	12,340	15,793
5/19	11,961	14,771
6/19	12,451	15,809
7/19	12,517	16,044
8/19	12,451	15,717
9/19	12,589	15,993
10/19	12,754	16,337
11/19	12,936	16,958
12/19	13,194	17,447
1/20	13,177	17,428
2/20	12,523	16,002
3/20	11,137	13,801
4/20	12,004	15,629
5/20	12,370	16,465
6/20	12,571	16,841
7/20	13,081	17,797
8/20	13,498	19,087
9/20	13,233	18,392
10/20	13,071	17,995
11/20	14,066	20,184
12/20	14,513	21,092
1/21	14,409	20,998
2/21	14,679	21,654
3/21	14,975	22,431
4/21	15,507	23,587
5/21	15,646	23,695
6/21	15,830	24,279
7/21	15,943	24,689
8/21	16,152	25,393
9/21	15,612	24,254
10/21	16,152	25,894
11/21	15,838	25,500
12/21	16,305	26,504
1/22	15,646	24,945
2/22	15,225	24,317
3/22	15,330	25,105
4/22	14,336	22,852
5/22	14,422	22,822
6/22	13,487	20,912
7/22	14,280	22,874
8/22	13,793	22,021
9/22	12,750	19,979
10/22	13,219	21,617
11/22	13,994	22,745
12/22	13,529	21,414
1/23	14,291	22,888
2/23	13,880	22,353
3/23	14,116	22,951
4/23	14,297	23,196
5/23	14,156	23,286
6/23	14,690	24,876
7/23	15,002	25,768
8/23	14,771	25,270
9/23	14,241	24,067
10/23	13,939	23,429
11/23	14,968	25,613
12/23	15,644	26,972
1/24	15,736	27,271
2/24	16,154	28,747
3/24	16,533	29,674
4/24	16,012	28,369
5/24	16,523	29,709
6/24	16,749	30,629
7/24	17,087	31,198
8/24	17,436	31,877
9/24	17,722	32,537
10/24	17,414	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	24.04%	6.10%	5.70%
Class C Shares Including Sales Charge	23.04%	6.10%	5.70%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039365
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Class J
Trading Symbol	PSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $18,792	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,125	10,242
12/14	10,069	10,242
1/15	9,998	9,957
2/15	10,317	10,534
3/15	10,281	10,427
4/15	10,313	10,474
5/15	10,385	10,619
6/15	10,227	10,441
7/15	10,319	10,616
8/15	9,900	9,975
9/15	9,720	9,684
10/15	10,120	10,449
11/15	10,120	10,507
12/15	9,955	10,291
1/16	9,630	9,711
2/16	9,595	9,707
3/16	10,051	10,391
4/16	10,122	10,455
5/16	10,207	10,642
6/16	10,240	10,664
7/16	10,518	11,087
8/16	10,553	11,116
9/16	10,586	11,133
10/16	10,415	10,892
11/16	10,472	11,380
12/16	10,599	11,602
1/17	10,812	11,820
2/17	11,025	12,260
3/17	11,054	12,268
4/17	11,186	12,398
5/17	11,312	12,525
6/17	11,344	12,638
7/17	11,558	12,876
8/17	11,602	12,901
9/17	11,768	13,216
10/17	11,916	13,504
11/17	12,057	13,914
12/17	12,179	14,053
1/18	12,534	14,794
2/18	12,148	14,249
3/18	12,064	13,963
4/18	12,111	14,016
5/18	12,199	14,412
6/18	12,191	14,506
7/18	12,429	14,987
8/18	12,540	15,514
9/18	12,536	15,539
10/18	11,931	14,395
11/18	12,058	14,683
12/18	11,537	13,317
1/19	12,164	14,460
2/19	12,373	14,968
3/19	12,551	15,187
4/19	12,848	15,793
5/19	12,464	14,771
6/19	12,981	15,809
7/19	13,060	16,044
8/19	13,007	15,717
9/19	13,160	15,993
10/19	13,336	16,337
11/19	13,538	16,958
12/19	13,818	17,447
1/20	13,818	17,428
2/20	13,136	16,002
3/20	11,691	13,801
4/20	12,612	15,629
5/20	13,013	16,465
6/20	13,224	16,841
7/20	13,773	17,797
8/20	14,230	19,087
9/20	13,951	18,392
10/20	13,804	17,995
11/20	14,859	20,184
12/20	15,348	21,092
1/21	15,244	20,998
2/21	15,545	21,654
3/21	15,872	22,431
4/21	16,447	23,587
5/21	16,607	23,695
6/21	16,816	24,279
7/21	16,948	24,689
8/21	17,174	25,393
9/21	16,621	24,254
10/21	17,207	25,894
11/21	16,886	25,500
12/21	17,391	26,504
1/22	16,715	24,945
2/22	16,267	24,317
3/22	16,389	25,105
4/22	15,336	22,852
5/22	15,440	22,822
6/22	14,458	20,912
7/22	15,326	22,874
8/22	14,803	22,021
9/22	13,701	19,979
10/22	14,215	21,617
11/22	15,044	22,745
12/22	14,559	21,414
1/23	15,374	22,888
2/23	14,932	22,353
3/23	15,195	22,951
4/23	15,388	23,196
5/23	15,241	23,286
6/23	15,817	24,876
7/23	16,147	25,768
8/23	15,908	25,270
9/23	15,340	24,067
10/23	15,009	23,429
11/23	16,128	25,613
12/23	16,855	26,972
1/24	16,958	27,271
2/24	17,409	28,747
3/24	17,823	29,674
4/24	17,256	28,369
5/24	17,811	29,709
6/24	18,053	30,629
7/24	18,437	31,198
8/24	18,808	31,877
9/24	19,118	32,537
10/24	18,792	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	25.20%	7.10%	6.51%
Class J Shares Including Sales Charge	24.20%	7.10%	6.51%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038771
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	Institutional
Trading Symbol	PSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $19,098	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,075	10,242
1/15	9,998	9,957
2/15	10,326	10,534
3/15	10,284	10,427
4/15	10,323	10,474
5/15	10,394	10,619
6/15	10,245	10,441
7/15	10,335	10,616
8/15	9,916	9,975
9/15	9,744	9,684
10/15	10,139	10,449
11/15	10,146	10,507
12/15	9,981	10,291
1/16	9,653	9,711
2/16	9,625	9,707
3/16	10,079	10,391
4/16	10,156	10,455
5/16	10,240	10,642
6/16	10,278	10,664
7/16	10,559	11,087
8/16	10,594	11,116
9/16	10,625	11,133
10/16	10,463	10,892
11/16	10,519	11,380
12/16	10,649	11,602
1/17	10,860	11,820
2/17	11,077	12,260
3/17	11,110	12,268
4/17	11,241	12,398
5/17	11,372	12,525
6/17	11,401	12,638
7/17	11,620	12,876
8/17	11,671	12,901
9/17	11,840	13,216
10/17	11,987	13,504
11/17	12,133	13,914
12/17	12,251	14,053
1/18	12,609	14,794
2/18	12,219	14,249
3/18	12,141	13,963
4/18	12,188	14,016
5/18	12,282	14,412
6/18	12,279	14,506
7/18	12,515	14,987
8/18	12,625	15,514
9/18	12,625	15,539
10/18	12,018	14,395
11/18	12,152	14,683
12/18	11,626	13,317
1/19	12,254	14,460
2/19	12,469	14,968
3/19	12,649	15,187
4/19	12,951	15,793
5/19	12,563	14,771
6/19	13,087	15,809
7/19	13,165	16,044
8/19	13,113	15,717
9/19	13,269	15,993
10/19	13,452	16,337
11/19	13,661	16,958
12/19	13,942	17,447
1/20	13,942	17,428
2/20	13,259	16,002
3/20	11,808	13,801
4/20	12,728	15,629
5/20	13,134	16,465
6/20	13,356	16,841
7/20	13,908	17,797
8/20	14,370	19,087
9/20	14,099	18,392
10/20	13,944	17,995
11/20	15,015	20,184
12/20	15,503	21,092
1/21	15,410	20,998
2/21	15,718	21,654
3/21	16,047	22,431
4/21	16,626	23,587
5/21	16,794	23,695
6/21	17,007	24,279
7/21	17,147	24,689
8/21	17,380	25,393
9/21	16,820	24,254
10/21	17,420	25,894
11/21	17,092	25,500
12/21	17,609	26,504
1/22	16,919	24,945
2/22	16,467	24,317
3/22	16,603	25,105
4/22	15,531	22,852
5/22	15,644	22,822
6/22	14,648	20,912
7/22	15,527	22,874
8/22	15,000	22,021
9/22	13,884	19,979
10/22	14,403	21,617
11/22	15,255	22,745
12/22	14,759	21,414
1/23	15,587	22,888
2/23	15,140	22,353
3/23	15,405	22,951
4/23	15,607	23,196
5/23	15,461	23,286
6/23	16,048	24,876
7/23	16,385	25,768
8/23	16,149	25,270
9/23	15,571	24,067
10/23	15,232	23,429
11/23	16,372	25,613
12/23	17,107	26,972
1/24	17,221	27,271
2/24	17,678	28,747
3/24	18,105	29,674
4/24	17,532	28,369
5/24	18,093	29,709
6/24	18,350	30,629
7/24	18,729	31,198
8/24	19,120	31,877
9/24	19,421	32,537
10/24	19,098	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	25.38%	7.26%	6.68%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039362
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-1
Trading Symbol	PSBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $17,540	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,060	10,242
1/15	9,976	9,957
2/15	10,297	10,534
3/15	10,253	10,427
4/15	10,278	10,474
5/15	10,343	10,619
6/15	10,184	10,441
7/15	10,274	10,616
8/15	9,849	9,975
9/15	9,668	9,684
10/15	10,054	10,449
11/15	10,054	10,507
12/15	9,883	10,291
1/16	9,550	9,711
2/16	9,516	9,707
3/16	9,959	10,391
4/16	10,022	10,455
5/16	10,098	10,642
6/16	10,127	10,664
7/16	10,405	11,087
8/16	10,425	11,116
9/16	10,452	11,133
10/16	10,278	10,892
11/16	10,334	11,380
12/16	10,453	11,602
1/17	10,653	11,820
2/17	10,853	12,260
3/17	10,877	12,268
4/17	11,006	12,398
5/17	11,120	12,525
6/17	11,145	12,638
7/17	11,345	12,876
8/17	11,388	12,901
9/17	11,544	13,216
10/17	11,673	13,504
11/17	11,815	13,914
12/17	11,918	14,053
1/18	12,261	14,794
2/18	11,873	14,249
3/18	11,786	13,963
4/18	11,824	14,016
5/18	11,908	14,412
6/18	11,894	14,506
7/18	12,115	14,987
8/18	12,214	15,514
9/18	12,205	15,539
10/18	11,609	14,395
11/18	11,731	14,683
12/18	11,213	13,317
1/19	11,812	14,460
2/19	12,011	14,968
3/19	12,177	15,187
4/19	12,451	15,793
5/19	12,077	14,771
6/19	12,578	15,809
7/19	12,636	16,044
8/19	12,578	15,717
9/19	12,718	15,993
10/19	12,885	16,337
11/19	13,077	16,958
12/19	13,337	17,447
1/20	13,328	17,428
2/20	12,656	16,002
3/20	11,278	13,801
4/20	12,158	15,629
5/20	12,537	16,465
6/20	12,740	16,841
7/20	13,258	17,797
8/20	13,681	19,087
9/20	13,418	18,392
10/20	13,262	17,995
11/20	14,264	20,184
12/20	14,725	21,092
1/21	14,619	20,998
2/21	14,902	21,654
3/21	15,203	22,431
4/21	15,743	23,587
5/21	15,885	23,695
6/21	16,080	24,279
7/21	16,195	24,689
8/21	16,407	25,393
9/21	15,866	24,254
10/21	16,416	25,894
11/21	16,105	25,500
12/21	16,571	26,504
1/22	15,910	24,945
2/22	15,482	24,317
3/22	15,589	25,105
4/22	14,578	22,852
5/22	14,676	22,822
6/22	13,724	20,912
7/22	14,541	22,874
8/22	14,035	22,021
9/22	12,984	19,979
10/22	13,462	21,617
11/22	14,242	22,745
12/22	13,768	21,414
1/23	14,533	22,888
2/23	14,114	22,353
3/23	14,342	22,951
4/23	14,520	23,196
5/23	14,373	23,286
6/23	14,905	24,876
7/23	15,209	25,768
8/23	14,978	25,270
9/23	14,428	24,067
10/23	14,113	23,429
11/23	15,152	25,613
12/23	15,827	26,972
1/24	15,922	27,271
2/24	16,336	28,747
3/24	16,708	29,674
4/24	16,167	28,369
5/24	16,676	29,709
6/24	16,897	30,629
7/24	17,237	31,198
8/24	17,576	31,877
9/24	17,859	32,537
10/24	17,540	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	24.28%	6.36%	5.78%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039361
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-3
Trading Symbol	PBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $18,060	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,062	10,242
1/15	9,985	9,957
2/15	10,306	10,534
3/15	10,263	10,427
4/15	10,296	10,474
5/15	10,366	10,619
6/15	10,204	10,441
7/15	10,294	10,616
8/15	9,875	9,975
9/15	9,695	9,684
10/15	10,083	10,449
11/15	10,083	10,507
12/15	9,918	10,291
1/16	9,591	9,711
2/16	9,556	9,707
3/16	10,003	10,391
4/16	10,073	10,455
5/16	10,149	10,642
6/16	10,180	10,664
7/16	10,459	11,087
8/16	10,487	11,116
9/16	10,517	11,133
10/16	10,342	10,892
11/16	10,398	11,380
12/16	10,517	11,602
1/17	10,718	11,820
2/17	10,934	12,260
3/17	10,958	12,268
4/17	11,088	12,398
5/17	11,203	12,525
6/17	11,237	12,638
7/17	11,439	12,876
8/17	11,482	12,901
9/17	11,648	13,216
10/17	11,785	13,504
11/17	11,922	13,914
12/17	12,036	14,053
1/18	12,382	14,794
2/18	11,998	14,249
3/18	11,911	13,963
4/18	11,950	14,016
5/18	12,034	14,412
6/18	12,022	14,506
7/18	12,253	14,987
8/18	12,361	15,514
9/18	12,344	15,539
10/18	11,749	14,395
11/18	11,873	14,683
12/18	11,356	13,317
1/19	11,963	14,460
2/19	12,166	14,968
3/19	12,341	15,187
4/19	12,628	15,793
5/19	12,240	14,771
6/19	12,753	15,809
7/19	12,820	16,044
8/19	12,769	15,717
9/19	12,912	15,993
10/19	13,082	16,337
11/19	13,278	16,958
12/19	13,543	17,447
1/20	13,543	17,428
2/20	12,868	16,002
3/20	11,452	13,801
4/20	12,338	15,629
5/20	12,733	16,465
6/20	12,941	16,841
7/20	13,468	17,797
8/20	13,908	19,087
9/20	13,635	18,392
10/20	13,485	17,995
11/20	14,507	20,184
12/20	14,978	21,092
1/21	14,879	20,998
2/21	15,168	21,654
3/21	15,475	22,431
4/21	16,035	23,587
5/21	16,188	23,695
6/21	16,378	24,279
7/21	16,505	24,689
8/21	16,730	25,393
9/21	16,174	24,254
10/21	16,744	25,894
11/21	16,427	25,500
12/21	16,913	26,504
1/22	16,248	24,945
2/22	15,801	24,317
3/22	15,930	25,105
4/22	14,896	22,852
5/22	14,996	22,822
6/22	14,034	20,912
7/22	14,860	22,874
8/22	14,353	22,021
9/22	13,279	19,979
10/22	13,778	21,617
11/22	14,576	22,745
12/22	14,102	21,414
1/23	14,875	22,888
2/23	14,456	22,353
3/23	14,701	22,951
4/23	14,884	23,196
5/23	14,733	23,286
6/23	15,285	24,876
7/23	15,608	25,768
8/23	15,360	25,270
9/23	14,807	24,067
10/23	14,484	23,429
11/23	15,552	25,613
12/23	16,255	26,972
1/24	16,353	27,271
2/24	16,778	28,747
3/24	17,174	29,674
4/24	16,628	28,369
5/24	17,152	29,709
6/24	17,383	30,629
7/24	17,733	31,198
8/24	18,095	31,877
9/24	18,378	32,537
10/24	18,060	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	24.70%	6.66%	6.09%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039363
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-4
Trading Symbol	PSBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $18,406	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,066	10,242
1/15	9,989	9,957
2/15	10,310	10,534
3/15	10,271	10,427
4/15	10,304	10,474
5/15	10,374	10,619
6/15	10,216	10,441
7/15	10,306	10,616
8/15	9,887	9,975
9/15	9,705	9,684
10/15	10,099	10,449
11/15	10,099	10,507
12/15	9,939	10,291
1/16	9,612	9,711
2/16	9,577	9,707
3/16	10,028	10,391
4/16	10,097	10,455
5/16	10,174	10,642
6/16	10,209	10,664
7/16	10,489	11,087
8/16	10,524	11,116
9/16	10,550	11,133
10/16	10,383	10,892
11/16	10,432	11,380
12/16	10,558	11,602
1/17	10,767	11,820
2/17	10,976	12,260
3/17	11,005	12,268
4/17	11,135	12,398
5/17	11,258	12,525
6/17	11,290	12,638
7/17	11,500	12,876
8/17	11,543	12,901
9/17	11,707	13,216
10/17	11,845	13,504
11/17	11,990	13,914
12/17	12,102	14,053
1/18	12,457	14,794
2/18	12,071	14,249
3/18	11,983	13,963
4/18	12,029	14,016
5/18	12,122	14,412
6/18	12,108	14,506
7/18	12,340	14,987
8/18	12,449	15,514
9/18	12,437	15,539
10/18	11,839	14,395
11/18	11,963	14,683
12/18	11,440	13,317
1/19	12,059	14,460
2/19	12,271	14,968
3/19	12,437	15,187
4/19	12,734	15,793
5/19	12,352	14,771
6/19	12,865	15,809
7/19	12,933	16,044
8/19	12,882	15,717
9/19	13,030	15,993
10/19	13,209	16,337
11/19	13,406	16,958
12/19	13,679	17,447
1/20	13,670	17,428
2/20	12,990	16,002
3/20	11,562	13,801
4/20	12,474	15,629
5/20	12,863	16,465
6/20	13,078	16,841
7/20	13,619	17,797
8/20	14,062	19,087
9/20	13,792	18,392
10/20	13,633	17,995
11/20	14,672	20,184
12/20	15,155	21,092
1/21	15,055	20,998
2/21	15,346	21,654
3/21	15,666	22,431
4/21	16,231	23,587
5/21	16,386	23,695
6/21	16,587	24,279
7/21	16,715	24,689
8/21	16,943	25,393
9/21	16,390	24,254
10/21	16,966	25,894
11/21	16,646	25,500
12/21	17,142	26,504
1/22	16,470	24,945
2/22	16,029	24,317
3/22	16,146	25,105
4/22	15,102	22,852
5/22	15,203	22,822
6/22	14,239	20,912
7/22	15,084	22,874
8/22	14,571	22,021
9/22	13,482	19,979
10/22	13,986	21,617
11/22	14,794	22,745
12/22	14,321	21,414
1/23	15,114	22,888
2/23	14,679	22,353
3/23	14,934	22,951
4/23	15,119	23,196
5/23	14,966	23,286
6/23	15,532	24,876
7/23	15,860	25,768
8/23	15,620	25,270
9/23	15,055	24,067
10/23	14,738	23,429
11/23	15,820	25,613
12/23	16,540	26,972
1/24	16,639	27,271
2/24	17,081	28,747
3/24	17,479	29,674
4/24	16,925	28,369
5/24	17,457	29,709
6/24	17,700	30,629
7/24	18,066	31,198
8/24	18,432	31,877
9/24	18,728	32,537
10/24	18,406	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	24.89%	6.86%	6.29%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039364
Shareholder Report [Line Items]
Fund Name	SAM Balanced Portfolio
Class Name	R-5
Trading Symbol	PSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The SAM Portfolios operate as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. Relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $18,634	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,124	10,242
12/14	10,069	10,242
1/15	9,992	9,957
2/15	10,320	10,534
3/15	10,278	10,427
4/15	10,310	10,474
5/15	10,381	10,619
6/15	10,225	10,441
7/15	10,316	10,616
8/15	9,896	9,975
9/15	9,719	9,684
10/15	10,120	10,449
11/15	10,120	10,507
12/15	9,955	10,291
1/16	9,627	9,711
2/16	9,593	9,707
3/16	10,047	10,391
4/16	10,117	10,455
5/16	10,201	10,642
6/16	10,232	10,664
7/16	10,519	11,087
8/16	10,547	11,116
9/16	10,578	11,133
10/16	10,410	10,892
11/16	10,466	11,380
12/16	10,590	11,602
1/17	10,800	11,820
2/17	11,009	12,260
3/17	11,042	12,268
4/17	11,172	12,398
5/17	11,296	12,525
6/17	11,332	12,638
7/17	11,542	12,876
8/17	11,586	12,901
9/17	11,753	13,216
10/17	11,892	13,504
11/17	12,037	13,914
12/17	12,154	14,053
1/18	12,510	14,794
2/18	12,123	14,249
3/18	12,038	13,963
4/18	12,084	14,016
5/18	12,178	14,412
6/18	12,166	14,506
7/18	12,392	14,987
8/18	12,509	15,514
9/18	12,502	15,539
10/18	11,900	14,395
11/18	12,025	14,683
12/18	11,504	13,317
1/19	12,127	14,460
2/19	12,331	14,968
3/19	12,511	15,187
4/19	12,801	15,793
5/19	12,417	14,771
6/19	12,937	15,809
7/19	13,014	16,044
8/19	12,963	15,717
9/19	13,109	15,993
10/19	13,290	16,337
11/19	13,488	16,958
12/19	13,766	17,447
1/20	13,766	17,428
2/20	13,081	16,002
3/20	11,648	13,801
4/20	12,556	15,629
5/20	12,958	16,465
6/20	13,170	16,841
7/20	13,715	17,797
8/20	14,161	19,087
9/20	13,894	18,392
10/20	13,733	17,995
11/20	14,790	20,184
12/20	15,271	21,092
1/21	15,170	20,998
2/21	15,464	21,654
3/21	15,789	22,431
4/21	16,359	23,587
5/21	16,524	23,695
6/21	16,724	24,279
7/21	16,853	24,689
8/21	17,083	25,393
9/21	16,530	24,254
10/21	17,111	25,894
11/21	16,798	25,500
12/21	17,297	26,504
1/22	16,619	24,945
2/22	16,173	24,317
3/22	16,297	25,105
4/22	15,253	22,852
5/22	15,354	22,822
6/22	14,375	20,912
7/22	15,229	22,874
8/22	14,711	22,021
9/22	13,615	19,979
10/22	14,125	21,617
11/22	14,952	22,745
12/22	14,466	21,414
1/23	15,268	22,888
2/23	14,829	22,353
3/23	15,091	22,951
4/23	15,278	23,196
5/23	15,135	23,286
6/23	15,701	24,876
7/23	16,032	25,768
8/23	15,789	25,270
9/23	15,224	24,067
10/23	14,903	23,429
11/23	15,998	25,613
12/23	16,730	26,972
1/24	16,831	27,271
2/24	17,278	28,747
3/24	17,686	29,674
4/24	17,125	28,369
5/24	17,674	29,709
6/24	17,914	30,629
7/24	18,284	31,198
8/24	18,655	31,877
9/24	18,949	32,537
10/24	18,634	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	25.04%	6.99%	6.42%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 4,617,697,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 12,366,000
InvestmentCompanyPortfolioTurnover	17.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$4,617,697 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 17.3% Total Advisory Fees Paid (amount in thousands)$12,366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038718
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class A
Trading Symbol	SAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $14,964	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,452	10,000
11/14	9,543	10,071
12/14	9,494	10,080
1/15	9,486	10,292
2/15	9,690	10,195
3/15	9,667	10,242
4/15	9,699	10,206
5/15	9,738	10,181
6/15	9,610	10,070
7/15	9,673	10,140
8/15	9,381	10,125
9/15	9,270	10,194
10/15	9,531	10,196
11/15	9,515	10,169
12/15	9,383	10,136
1/16	9,184	10,275
2/16	9,167	10,348
3/16	9,509	10,443
4/16	9,576	10,483
5/16	9,634	10,486
6/16	9,696	10,674
7/16	9,905	10,742
8/16	9,930	10,730
9/16	9,959	10,723
10/16	9,841	10,641
11/16	9,833	10,390
12/16	9,938	10,404
1/17	10,083	10,425
2/17	10,238	10,495
3/17	10,253	10,489
4/17	10,357	10,570
5/17	10,451	10,651
6/17	10,471	10,641
7/17	10,618	10,687
8/17	10,661	10,782
9/17	10,766	10,731
10/17	10,852	10,737
11/17	10,939	10,723
12/17	11,020	10,773
1/18	11,218	10,649
2/18	10,948	10,548
3/18	10,910	10,615
4/18	10,928	10,536
5/18	10,992	10,611
6/18	10,981	10,598
7/18	11,126	10,601
8/18	11,198	10,669
9/18	11,189	10,600
10/18	10,797	10,517
11/18	10,870	10,579
12/18	10,572	10,774
1/19	11,007	10,888
2/19	11,132	10,882
3/19	11,287	11,091
4/19	11,471	11,094
5/19	11,277	11,291
6/19	11,627	11,432
7/19	11,676	11,458
8/19	11,695	11,755
9/19	11,783	11,692
10/19	11,900	11,727
11/19	12,028	11,721
12/19	12,210	11,713
1/20	12,250	11,938
2/20	11,860	12,153
3/20	10,776	12,082
4/20	11,438	12,297
5/20	11,719	12,354
6/20	11,888	12,432
7/20	12,291	12,617
8/20	12,562	12,515
9/20	12,392	12,509
10/20	12,291	12,453
11/20	12,987	12,575
12/20	13,312	12,592
1/21	13,230	12,502
2/21	13,384	12,321
3/21	13,566	12,168
4/21	13,958	12,264
5/21	14,061	12,304
6/21	14,207	12,390
7/21	14,320	12,529
8/21	14,454	12,505
9/21	14,099	12,397
10/21	14,440	12,393
11/21	14,223	12,430
12/21	14,533	12,398
1/22	14,060	12,131
2/22	13,730	11,996
3/22	13,753	11,662
4/22	13,013	11,220
5/22	13,068	11,292
6/22	12,385	11,115
7/22	12,994	11,387
8/22	12,618	11,065
9/22	11,829	10,587
10/22	12,073	10,450
11/22	12,674	10,834
12/22	12,378	10,785
1/23	12,966	11,117
2/23	12,620	10,829
3/23	12,819	11,104
4/23	12,958	11,172
5/23	12,819	11,050
6/23	13,126	11,011
7/23	13,312	11,003
8/23	13,149	10,933
9/23	12,730	10,655
10/23	12,486	10,487
11/23	13,277	10,962
12/23	13,825	11,381
1/24	13,884	11,350
2/24	14,061	11,190
3/24	14,321	11,293
4/24	13,919	11,008
5/24	14,285	11,194
6/24	14,447	11,300
7/24	14,756	11,564
8/24	15,017	11,731
9/24	15,250	11,888
10/24	14,964	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	19.85%	4.69%	4.70%
Class A Shares Including Sales Charge	13.30%	3.51%	4.11%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038720
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class C
Trading Symbol	SCIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.38%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $14,903	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,089	10,071
12/14	10,027	10,080
1/15	10,019	10,292
2/15	10,228	10,195
3/15	10,193	10,242
4/15	10,218	10,206
5/15	10,260	10,181
6/15	10,122	10,070
7/15	10,180	10,140
8/15	9,862	10,125
9/15	9,733	10,194
10/15	10,010	10,196
11/15	9,985	10,169
12/15	9,836	10,136
1/16	9,625	10,275
2/16	9,607	10,348
3/16	9,951	10,443
4/16	10,021	10,483
5/16	10,066	10,486
6/16	10,130	10,674
7/16	10,342	10,742
8/16	10,368	10,730
9/16	10,388	10,723
10/16	10,255	10,641
11/16	10,237	10,390
12/16	10,337	10,404
1/17	10,491	10,425
2/17	10,644	10,495
3/17	10,658	10,489
4/17	10,758	10,570
5/17	10,848	10,651
6/17	10,857	10,641
7/17	11,002	10,687
8/17	11,047	10,782
9/17	11,145	10,731
10/17	11,227	10,737
11/17	11,308	10,723
12/17	11,380	10,773
1/18	11,578	10,649
2/18	11,296	10,548
3/18	11,245	10,615
4/18	11,264	10,536
5/18	11,320	10,611
6/18	11,296	10,598
7/18	11,438	10,601
8/18	11,513	10,669
9/18	11,492	10,600
10/18	11,085	10,517
11/18	11,151	10,579
12/18	10,840	10,774
1/19	11,271	10,888
2/19	11,401	10,882
3/19	11,556	11,091
4/19	11,737	11,094
5/19	11,526	11,291
6/19	11,875	11,432
7/19	11,926	11,458
8/19	11,936	11,755
9/19	12,013	11,692
10/19	12,124	11,727
11/19	12,245	11,721
12/19	12,420	11,713
1/20	12,462	11,938
2/20	12,050	12,153
3/20	10,940	12,082
4/20	11,610	12,297
5/20	11,888	12,354
6/20	12,049	12,432
7/20	12,441	12,617
8/20	12,720	12,515
9/20	12,531	12,509
10/20	12,428	12,453
11/20	13,130	12,575
12/20	13,439	12,592
1/21	13,355	12,502
2/21	13,502	12,321
3/21	13,670	12,168
4/21	14,059	12,264
5/21	14,164	12,304
6/21	14,300	12,390
7/21	14,405	12,529
8/21	14,531	12,505
9/21	14,161	12,397
10/21	14,498	12,393
11/21	14,277	12,430
12/21	14,577	12,398
1/22	14,085	12,131
2/22	13,749	11,996
3/22	13,756	11,662
4/22	13,006	11,220
5/22	13,062	11,292
6/22	12,366	11,115
7/22	12,971	11,387
8/22	12,590	11,065
9/22	11,788	10,587
10/22	12,024	10,450
11/22	12,623	10,834
12/22	12,328	10,785
1/23	12,913	11,117
2/23	12,569	10,829
3/23	12,767	11,104
4/23	12,905	11,172
5/23	12,767	11,050
6/23	13,073	11,011
7/23	13,257	11,003
8/23	13,096	10,933
9/23	12,678	10,655
10/23	12,435	10,487
11/23	13,223	10,962
12/23	13,769	11,381
1/24	13,828	11,350
2/24	14,004	11,190
3/24	14,262	11,293
4/24	13,862	11,008
5/24	14,227	11,194
6/24	14,389	11,300
7/24	14,696	11,564
8/24	14,956	11,731
9/24	15,188	11,888
10/24	14,903	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	18.94%	3.89%	4.07%
Class C Shares Including Sales Charge	17.94%	3.89%	4.07%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039341
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Class J
Trading Symbol	PCBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $16,087	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,098	10,071
12/14	10,046	10,080
1/15	10,038	10,292
2/15	10,256	10,195
3/15	10,232	10,242
4/15	10,266	10,206
5/15	10,317	10,181
6/15	10,172	10,070
7/15	10,240	10,140
8/15	9,936	10,125
9/15	9,810	10,194
10/15	10,098	10,196
11/15	10,081	10,169
12/15	9,934	10,136
1/16	9,729	10,275
2/16	9,711	10,348
3/16	10,072	10,443
4/16	10,152	10,483
5/16	10,206	10,486
6/16	10,276	10,674
7/16	10,500	10,742
8/16	10,527	10,730
9/16	10,562	10,723
10/16	10,435	10,641
11/16	10,426	10,390
12/16	10,534	10,404
1/17	10,699	10,425
2/17	10,865	10,495
3/17	10,887	10,489
4/17	10,989	10,570
5/17	11,090	10,651
6/17	11,107	10,641
7/17	11,274	10,687
8/17	11,320	10,782
9/17	11,438	10,731
10/17	11,531	10,737
11/17	11,615	10,723
12/17	11,707	10,773
1/18	11,920	10,649
2/18	11,639	10,548
3/18	11,594	10,615
4/18	11,623	10,536
5/18	11,682	10,611
6/18	11,675	10,598
7/18	11,832	10,601
8/18	11,920	10,669
9/18	11,896	10,600
10/18	11,493	10,517
11/18	11,562	10,579
12/18	11,246	10,774
1/19	11,715	10,888
2/19	11,861	10,882
3/19	12,023	11,091
4/19	12,222	11,094
5/19	12,013	11,291
6/19	12,386	11,432
7/19	12,449	11,458
8/19	12,470	11,755
9/19	12,560	11,692
10/19	12,687	11,727
11/19	12,825	11,721
12/19	13,017	11,713
1/20	13,060	11,938
2/20	12,649	12,153
3/20	11,493	12,082
4/20	12,199	12,297
5/20	12,503	12,354
6/20	12,692	12,432
7/20	13,117	12,617
8/20	13,412	12,515
9/20	13,232	12,509
10/20	13,123	12,453
11/20	13,878	12,575
12/20	14,213	12,592
1/21	14,135	12,502
2/21	14,302	12,321
3/21	14,495	12,168
4/21	14,908	12,264
5/21	15,031	12,304
6/21	15,195	12,390
7/21	15,318	12,529
8/21	15,464	12,505
9/21	15,074	12,397
10/21	15,444	12,393
11/21	15,220	12,430
12/21	15,551	12,398
1/22	15,036	12,131
2/22	14,701	11,996
3/22	14,721	11,662
4/22	13,928	11,220
5/22	14,000	11,292
6/22	13,263	11,115
7/22	13,914	11,387
8/22	13,516	11,065
9/22	12,675	10,587
10/22	12,930	10,450
11/22	13,572	10,834
12/22	13,267	10,785
1/23	13,895	11,117
2/23	13,531	10,829
3/23	13,754	11,104
4/23	13,893	11,172
5/23	13,742	11,050
6/23	14,070	11,011
7/23	14,285	11,003
8/23	14,108	10,933
9/23	13,671	10,655
10/23	13,391	10,487
11/23	14,242	10,962
12/23	14,848	11,381
1/24	14,899	11,350
2/24	15,092	11,190
3/24	15,383	11,293
4/24	14,956	11,008
5/24	15,344	11,194
6/24	15,529	11,300
7/24	15,853	11,564
8/24	16,152	11,731
9/24	16,387	11,888
10/24	16,087	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	20.13%	4.86%	4.87%
Class J Shares Including Sales Charge	19.13%	4.86%	4.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038721
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	Institutional
Trading Symbol	PCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $16,330	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,097	10,071
12/14	10,045	10,080
1/15	10,045	10,292
2/15	10,263	10,195
3/15	10,246	10,242
4/15	10,271	10,206
5/15	10,321	10,181
6/15	10,193	10,070
7/15	10,260	10,140
8/15	9,956	10,125
9/15	9,828	10,194
10/15	10,116	10,196
11/15	10,108	10,169
12/15	9,966	10,136
1/16	9,752	10,275
2/16	9,743	10,348
3/16	10,099	10,443
4/16	10,180	10,483
5/16	10,243	10,486
6/16	10,308	10,674
7/16	10,533	10,742
8/16	10,569	10,730
9/16	10,599	10,723
10/16	10,472	10,641
11/16	10,472	10,390
12/16	10,584	10,404
1/17	10,741	10,425
2/17	10,917	10,495
3/17	10,933	10,489
4/17	11,044	10,570
5/17	11,146	10,651
6/17	11,167	10,641
7/17	11,334	10,687
8/17	11,381	10,782
9/17	11,494	10,731
10/17	11,596	10,737
11/17	11,690	10,723
12/17	11,777	10,773
1/18	11,990	10,649
2/18	11,709	10,548
3/18	11,669	10,615
4/18	11,698	10,536
5/18	11,766	10,611
6/18	11,745	10,598
7/18	11,911	10,601
8/18	11,999	10,669
9/18	11,980	10,600
10/18	11,566	10,517
11/18	11,655	10,579
12/18	11,332	10,774
1/19	11,803	10,888
2/19	11,950	10,882
3/19	12,117	11,091
4/19	12,317	11,094
5/19	12,106	11,291
6/19	12,486	11,432
7/19	12,549	11,458
8/19	12,570	11,755
9/19	12,665	11,692
10/19	12,804	11,727
11/19	12,931	11,721
12/19	13,128	11,713
1/20	13,183	11,938
2/20	12,759	12,153
3/20	11,601	12,082
4/20	12,311	12,297
5/20	12,628	12,354
6/20	12,811	12,432
7/20	13,239	12,617
8/20	13,546	12,515
9/20	13,359	12,509
10/20	13,249	12,453
11/20	14,009	12,575
12/20	14,361	12,592
1/21	14,283	12,502
2/21	14,451	12,321
3/21	14,651	12,168
4/21	15,067	12,264
5/21	15,191	12,304
6/21	15,362	12,390
7/21	15,486	12,529
8/21	15,632	12,505
9/21	15,245	12,397
10/21	15,619	12,393
11/21	15,392	12,430
12/21	15,731	12,398
1/22	15,225	12,131
2/22	14,875	11,996
3/22	14,900	11,662
4/22	14,101	11,220
5/22	14,174	11,292
6/22	13,424	11,115
7/22	14,093	11,387
8/22	13,691	11,065
9/22	12,836	10,587
10/22	13,093	10,450
11/22	13,753	10,834
12/22	13,451	10,785
1/23	14,085	11,117
2/23	13,717	10,829
3/23	13,934	11,104
4/23	14,087	11,172
5/23	13,934	11,050
6/23	14,271	11,011
7/23	14,488	11,003
8/23	14,309	10,933
9/23	13,859	10,655
10/23	13,589	10,487
11/23	14,449	10,962
12/23	15,064	11,381
1/24	15,116	11,350
2/24	15,324	11,190
3/24	15,609	11,293
4/24	15,178	11,008
5/24	15,583	11,194
6/24	15,761	11,300
7/24	16,102	11,564
8/24	16,391	11,731
9/24	16,647	11,888
10/24	16,330	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	20.17%	4.99%	5.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039338
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-1
Trading Symbol	PCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$127	1.16%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $14,983	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,090	10,071
12/14	10,032	10,080
1/15	10,024	10,292
2/15	10,233	10,195
3/15	10,211	10,242
4/15	10,228	10,206
5/15	10,278	10,181
6/15	10,136	10,070
7/15	10,195	10,140
8/15	9,883	10,125
9/15	9,759	10,194
10/15	10,028	10,196
11/15	10,012	10,169
12/15	9,867	10,136
1/16	9,646	10,275
2/16	9,628	10,348
3/16	9,977	10,443
4/16	10,048	10,483
5/16	10,102	10,486
6/16	10,167	10,674
7/16	10,381	10,742
8/16	10,398	10,730
9/16	10,425	10,723
10/16	10,291	10,641
11/16	10,282	10,390
12/16	10,389	10,404
1/17	10,534	10,425
2/17	10,698	10,495
3/17	10,710	10,489
4/17	10,810	10,570
5/17	10,901	10,651
6/17	10,907	10,641
7/17	11,062	10,687
8/17	11,108	10,782
9/17	11,213	10,731
10/17	11,296	10,737
11/17	11,378	10,723
12/17	11,455	10,773
1/18	11,654	10,649
2/18	11,369	10,548
3/18	11,324	10,615
4/18	11,343	10,536
5/18	11,400	10,611
6/18	11,383	10,598
7/18	11,526	10,601
8/18	11,602	10,669
9/18	11,585	10,600
10/18	11,174	10,517
11/18	11,241	10,579
12/18	10,934	10,774
1/19	11,370	10,888
2/19	11,502	10,882
3/19	11,660	11,091
4/19	11,842	11,094
5/19	11,639	11,291
6/19	11,990	11,432
7/19	12,041	11,458
8/19	12,052	11,755
9/19	12,128	11,692
10/19	12,251	11,727
11/19	12,374	11,721
12/19	12,558	11,713
1/20	12,599	11,938
2/20	12,182	12,153
3/20	11,065	12,082
4/20	11,745	12,297
5/20	12,027	12,354
6/20	12,197	12,432
7/20	12,596	12,617
8/20	12,879	12,515
9/20	12,693	12,509
10/20	12,577	12,453
11/20	13,291	12,575
12/20	13,617	12,592
1/21	13,531	12,502
2/21	13,681	12,321
3/21	13,852	12,168
4/21	14,247	12,264
5/21	14,353	12,304
6/21	14,496	12,390
7/21	14,603	12,529
8/21	14,731	12,505
9/21	14,363	12,397
10/21	14,706	12,393
11/21	14,481	12,430
12/21	14,783	12,398
1/22	14,294	12,131
2/22	13,952	11,996
3/22	13,968	11,662
4/22	13,205	11,220
5/22	13,273	11,292
6/22	12,562	11,115
7/22	13,179	11,387
8/22	12,791	11,065
9/22	11,983	10,587
10/22	12,223	10,450
11/22	12,819	10,834
12/22	12,529	10,785
1/23	13,110	11,117
2/23	12,754	10,829
3/23	12,952	11,104
4/23	13,083	11,172
5/23	12,940	11,050
6/23	13,239	11,011
7/23	13,429	11,003
8/23	13,251	10,933
9/23	12,826	10,655
10/23	12,576	10,487
11/23	13,363	10,962
12/23	13,905	11,381
1/24	13,954	11,350
2/24	14,135	11,190
3/24	14,391	11,293
4/24	13,980	11,008
5/24	14,342	11,194
6/24	14,500	11,300
7/24	14,791	11,564
8/24	15,057	11,731
9/24	15,274	11,888
10/24	14,983	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	19.14%	4.11%	4.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039337
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-3
Trading Symbol	PCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $15,449	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,090	10,071
12/14	10,039	10,080
1/15	10,023	10,292
2/15	10,240	10,195
3/15	10,217	10,242
4/15	10,242	10,206
5/15	10,293	10,181
6/15	10,150	10,070
7/15	10,217	10,140
8/15	9,906	10,125
9/15	9,781	10,194
10/15	10,059	10,196
11/15	10,042	10,169
12/15	9,896	10,136
1/16	9,683	10,275
2/16	9,665	10,348
3/16	10,023	10,443
4/16	10,095	10,483
5/16	10,148	10,486
6/16	10,217	10,674
7/16	10,431	10,742
8/16	10,458	10,730
9/16	10,491	10,723
10/16	10,356	10,641
11/16	10,347	10,390
12/16	10,451	10,404
1/17	10,606	10,425
2/17	10,771	10,495
3/17	10,781	10,489
4/17	10,891	10,570
5/17	10,982	10,651
6/17	10,997	10,641
7/17	11,153	10,687
8/17	11,199	10,782
9/17	11,304	10,731
10/17	11,396	10,737
11/17	11,479	10,723
12/17	11,566	10,773
1/18	11,767	10,649
2/18	11,490	10,548
3/18	11,444	10,615
4/18	11,463	10,536
5/18	11,520	10,611
6/18	11,511	10,598
7/18	11,665	10,601
8/18	11,742	10,669
9/18	11,717	10,600
10/18	11,311	10,517
11/18	11,389	10,579
12/18	11,067	10,774
1/19	11,518	10,888
2/19	11,661	10,882
3/19	11,819	11,091
4/19	12,004	11,094
5/19	11,798	11,291
6/19	12,163	11,432
7/19	12,214	11,458
8/19	12,235	11,755
9/19	12,311	11,692
10/19	12,446	11,727
11/19	12,570	11,721
12/19	12,756	11,713
1/20	12,798	11,938
2/20	12,386	12,153
3/20	11,249	12,082
4/20	11,939	12,297
5/20	12,236	12,354
6/20	12,408	12,432
7/20	12,823	12,617
8/20	13,111	12,515
9/20	12,922	12,509
10/20	12,815	12,453
11/20	13,541	12,575
12/20	13,874	12,592
1/21	13,788	12,502
2/21	13,940	12,321
3/21	14,135	12,168
4/21	14,526	12,264
5/21	14,635	12,304
6/21	14,791	12,390
7/21	14,911	12,529
8/21	15,052	12,505
9/21	14,668	12,397
10/21	15,017	12,393
11/21	14,799	12,430
12/21	15,107	12,398
1/22	14,619	12,131
2/22	14,271	11,996
3/22	14,286	11,662
4/22	13,519	11,220
5/22	13,577	11,292
6/22	12,860	11,115
7/22	13,502	11,387
8/22	13,105	11,065
9/22	12,278	10,587
10/22	12,524	10,450
11/22	13,145	10,834
12/22	12,849	10,785
1/23	13,456	11,117
2/23	13,092	10,829
3/23	13,295	11,104
4/23	13,429	11,172
5/23	13,283	11,050
6/23	13,598	11,011
7/23	13,793	11,003
8/23	13,622	10,933
9/23	13,186	10,655
10/23	12,929	10,487
11/23	13,736	10,962
12/23	14,304	11,381
1/24	14,366	11,350
2/24	14,552	11,190
3/24	14,818	11,293
4/24	14,395	11,008
5/24	14,768	11,194
6/24	14,941	11,300
7/24	15,253	11,564
8/24	15,527	11,731
9/24	15,749	11,888
10/24	15,449	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	19.49%	4.42%	4.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039339
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-4
Trading Symbol	PCBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $15,753	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,089	10,071
12/14	10,044	10,080
1/15	10,036	10,292
2/15	10,245	10,195
3/15	10,226	10,242
4/15	10,252	10,206
5/15	10,302	10,181
6/15	10,164	10,070
7/15	10,231	10,140
8/15	9,920	10,125
9/15	9,799	10,194
10/15	10,077	10,196
11/15	10,061	10,169
12/15	9,918	10,136
1/16	9,705	10,275
2/16	9,696	10,348
3/16	10,051	10,443
4/16	10,122	10,483
5/16	10,184	10,486
6/16	10,249	10,674
7/16	10,463	10,742
8/16	10,499	10,730
9/16	10,528	10,723
10/16	10,393	10,641
11/16	10,393	10,390
12/16	10,496	10,404
1/17	10,661	10,425
2/17	10,826	10,495
3/17	10,841	10,489
4/17	10,942	10,570
5/17	11,043	10,651
6/17	11,053	10,641
7/17	11,219	10,687
8/17	11,265	10,782
9/17	11,376	10,731
10/17	11,469	10,737
11/17	11,552	10,723
12/17	11,636	10,773
1/18	11,847	10,649
2/18	11,559	10,548
3/18	11,519	10,615
4/18	11,538	10,536
5/18	11,606	10,611
6/18	11,593	10,598
7/18	11,748	10,601
8/18	11,825	10,669
9/18	11,815	10,600
10/18	11,397	10,517
11/18	11,475	10,579
12/18	11,155	10,774
1/19	11,619	10,888
2/19	11,753	10,882
3/19	11,918	11,091
4/19	12,115	11,094
5/19	11,908	11,291
6/19	12,265	11,432
7/19	12,327	11,458
8/19	12,348	11,755
9/19	12,429	11,692
10/19	12,565	11,727
11/19	12,690	11,721
12/19	12,884	11,713
1/20	12,926	11,938
2/20	12,510	12,153
3/20	11,373	12,082
4/20	12,069	12,297
5/20	12,369	12,354
6/20	12,538	12,432
7/20	12,968	12,617
8/20	13,258	12,515
9/20	13,073	12,509
10/20	12,965	12,453
11/20	13,698	12,575
12/20	14,031	12,592
1/21	13,954	12,502
2/21	14,119	12,321
3/21	14,301	12,168
4/21	14,719	12,264
5/21	14,829	12,304
6/21	14,982	12,390
7/21	15,103	12,529
8/21	15,246	12,505
9/21	14,865	12,397
10/21	15,230	12,393
11/21	14,998	12,430
12/21	15,327	12,398
1/22	14,821	12,131
2/22	14,480	11,996
3/22	14,493	11,662
4/22	13,715	11,220
5/22	13,786	11,292
6/22	13,056	11,115
7/22	13,694	11,387
8/22	13,304	11,065
9/22	12,472	10,587
10/22	12,721	10,450
11/22	13,351	10,834
12/22	13,045	10,785
1/23	13,660	11,117
2/23	13,303	10,829
3/23	13,512	11,104
4/23	13,648	11,172
5/23	13,512	11,050
6/23	13,827	11,011
7/23	14,025	11,003
8/23	13,851	10,933
9/23	13,415	10,655
10/23	13,154	10,487
11/23	13,987	10,962
12/23	14,557	11,381
1/24	14,620	11,350
2/24	14,809	11,190
3/24	15,084	11,293
4/24	14,655	11,008
5/24	15,046	11,194
6/24	15,217	11,300
7/24	15,534	11,564
8/24	15,812	11,731
9/24	16,046	11,888
10/24	15,753	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	19.76%	4.63%	4.65%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039340
Shareholder Report [Line Items]
Fund Name	SAM Conservative Balanced Portfolio
Class Name	R-5
Trading Symbol	PCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $15,938	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,098	10,071
12/14	10,047	10,080
1/15	10,039	10,292
2/15	10,256	10,195
3/15	10,233	10,242
4/15	10,267	10,206
5/15	10,309	10,181
6/15	10,173	10,070
7/15	10,241	10,140
8/15	9,937	10,125
9/15	9,811	10,194
10/15	10,090	10,196
11/15	10,082	10,169
12/15	9,934	10,136
1/16	9,721	10,275
2/16	9,712	10,348
3/16	10,070	10,443
4/16	10,141	10,483
5/16	10,204	10,486
6/16	10,271	10,674
7/16	10,486	10,742
8/16	10,522	10,730
9/16	10,554	10,723
10/16	10,420	10,641
11/16	10,420	10,390
12/16	10,525	10,404
1/17	10,681	10,425
2/17	10,856	10,495
3/17	10,865	10,489
4/17	10,976	10,570
5/17	11,077	10,651
6/17	11,091	10,641
7/17	11,257	10,687
8/17	11,303	10,782
9/17	11,418	10,731
10/17	11,510	10,737
11/17	11,594	10,723
12/17	11,682	10,773
1/18	11,894	10,649
2/18	11,605	10,548
3/18	11,567	10,615
4/18	11,587	10,536
5/18	11,655	10,611
6/18	11,645	10,598
7/18	11,801	10,601
8/18	11,888	10,669
9/18	11,871	10,600
10/18	11,451	10,517
11/18	11,530	10,579
12/18	11,212	10,774
1/19	11,679	10,888
2/19	11,824	10,882
3/19	11,982	11,091
4/19	12,180	11,094
5/19	11,971	11,291
6/19	12,340	11,432
7/19	12,403	11,458
8/19	12,423	11,755
9/19	12,510	11,692
10/19	12,646	11,727
11/19	12,773	11,721
12/19	12,971	11,713
1/20	13,014	11,938
2/20	12,595	12,153
3/20	11,454	12,082
4/20	12,144	12,297
5/20	12,457	12,354
6/20	12,630	12,432
7/20	13,052	12,617
8/20	13,355	12,515
9/20	13,163	12,509
10/20	13,054	12,453
11/20	13,803	12,575
12/20	14,143	12,592
1/21	14,066	12,502
2/21	14,221	12,321
3/21	14,420	12,168
4/21	14,830	12,264
5/21	14,952	12,304
6/21	15,111	12,390
7/21	15,234	12,529
8/21	15,378	12,505
9/21	14,997	12,397
10/21	15,353	12,393
11/21	15,131	12,430
12/21	15,456	12,398
1/22	14,958	12,131
2/22	14,614	11,996
3/22	14,629	11,662
4/22	13,844	11,220
5/22	13,904	11,292
6/22	13,170	11,115
7/22	13,827	11,387
8/22	13,433	11,065
9/22	12,585	10,587
10/22	12,849	10,450
11/22	13,485	10,834
12/22	13,180	10,785
1/23	13,801	11,117
2/23	13,441	10,829
3/23	13,646	11,104
4/23	13,796	11,172
5/23	13,646	11,050
6/23	13,968	11,011
7/23	14,181	11,003
8/23	14,006	10,933
9/23	13,556	10,655
10/23	13,292	10,487
11/23	14,134	10,962
12/23	14,728	11,381
1/24	14,778	11,350
2/24	14,969	11,190
3/24	15,252	11,293
4/24	14,831	11,008
5/24	15,214	11,194
6/24	15,391	11,300
7/24	15,724	11,564
8/24	16,007	11,731
9/24	16,247	11,888
10/24	15,938	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	19.91%	4.74%	4.77%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,858,843,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,970,000
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,858,843 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.9% Total Advisory Fees Paid (amount in thousands)$4,970
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038722
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class A
Trading Symbol	SAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $20,009	Russell 3000 Index $32,298
10/14	9,449	10,000
11/14	9,589	10,242
12/14	9,538	10,242
1/15	9,401	9,957
2/15	9,806	10,534
3/15	9,743	10,427
4/15	9,780	10,474
5/15	9,864	10,619
6/15	9,701	10,441
7/15	9,795	10,616
8/15	9,296	9,975
9/15	9,070	9,684
10/15	9,548	10,449
11/15	9,559	10,507
12/15	9,382	10,291
1/16	8,950	9,711
2/16	8,903	9,707
3/16	9,411	10,391
4/16	9,470	10,455
5/16	9,581	10,642
6/16	9,575	10,664
7/16	9,890	11,087
8/16	9,914	11,116
9/16	9,954	11,133
10/16	9,744	10,892
11/16	9,867	11,380
12/16	9,995	11,602
1/17	10,236	11,820
2/17	10,490	12,260
3/17	10,538	12,268
4/17	10,695	12,398
5/17	10,828	12,525
6/17	10,882	12,638
7/17	11,129	12,876
8/17	11,196	12,901
9/17	11,425	13,216
10/17	11,612	13,504
11/17	11,799	13,914
12/17	11,927	14,053
1/18	12,418	14,794
2/18	11,947	14,249
3/18	11,829	13,963
4/18	11,888	14,016
5/18	11,993	14,412
6/18	11,960	14,506
7/18	12,261	14,987
8/18	12,392	15,514
9/18	12,385	15,539
10/18	11,626	14,395
11/18	11,803	14,683
12/18	11,091	13,317
1/19	11,837	14,460
2/19	12,099	14,968
3/19	12,271	15,187
4/19	12,636	15,793
5/19	12,099	14,771
6/19	12,734	15,809
7/19	12,816	16,044
8/19	12,696	15,717
9/19	12,890	15,993
10/19	13,107	16,337
11/19	13,361	16,958
12/19	13,701	17,447
1/20	13,655	17,428
2/20	12,770	16,002
3/20	11,077	13,801
4/20	12,133	15,629
5/20	12,599	16,465
6/20	12,847	16,841
7/20	13,476	17,797
8/20	14,043	19,087
9/20	13,709	18,392
10/20	13,515	17,995
11/20	14,819	20,184
12/20	15,419	21,092
1/21	15,298	20,998
2/21	15,724	21,654
3/21	16,157	22,431
4/21	16,863	23,587
5/21	17,056	23,695
6/21	17,297	24,279
7/21	17,441	24,689
8/21	17,746	25,393
9/21	17,032	24,254
10/21	17,818	25,894
11/21	17,425	25,500
12/21	18,073	26,504
1/22	17,220	24,945
2/22	16,689	24,317
3/22	16,932	25,105
4/22	15,661	22,852
5/22	15,783	22,822
6/22	14,617	20,912
7/22	15,653	22,874
8/22	15,052	22,021
9/22	13,746	19,979
10/22	14,486	21,617
11/22	15,461	22,745
12/22	14,802	21,414
1/23	15,746	22,888
2/23	15,259	22,353
3/23	15,542	22,951
4/23	15,775	23,196
5/23	15,620	23,286
6/23	16,418	24,876
7/23	16,866	25,768
8/23	16,554	25,270
9/23	15,873	24,067
10/23	15,493	23,429
11/23	16,798	25,613
12/23	17,604	26,972
1/24	17,742	27,271
2/24	18,383	28,747
3/24	18,895	29,674
4/24	18,215	28,369
5/24	18,885	29,709
6/24	19,171	30,629
7/24	19,575	31,198
8/24	20,009	31,877
9/24	20,344	32,537
10/24	20,009	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	29.15%	8.83%	7.79%
Class A Shares Including Sales Charge	22.02%	7.61%	7.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038724
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class C
Trading Symbol	SCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.37%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $19,925	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,140	10,242
12/14	10,081	10,242
1/15	9,934	9,957
2/15	10,351	10,534
3/15	10,280	10,427
4/15	10,315	10,474
5/15	10,392	10,619
6/15	10,216	10,441
7/15	10,310	10,616
8/15	9,776	9,975
9/15	9,535	9,684
10/15	10,028	10,449
11/15	10,034	10,507
12/15	9,846	10,291
1/16	9,384	9,711
2/16	9,325	9,707
3/16	9,859	10,391
4/16	9,912	10,455
5/16	10,022	10,642
6/16	10,009	10,664
7/16	10,329	11,087
8/16	10,348	11,116
9/16	10,387	11,133
10/16	10,159	10,892
11/16	10,283	11,380
12/16	10,409	11,602
1/17	10,651	11,820
2/17	10,912	12,260
3/17	10,952	12,268
4/17	11,106	12,398
5/17	11,240	12,525
6/17	11,287	12,638
7/17	11,541	12,876
8/17	11,602	12,901
9/17	11,829	13,216
10/17	12,010	13,504
11/17	12,205	13,914
12/17	12,324	14,053
1/18	12,824	14,794
2/18	12,331	14,249
3/18	12,200	13,963
4/18	12,251	14,016
5/18	12,360	14,412
6/18	12,316	14,506
7/18	12,621	14,987
8/18	12,737	15,514
9/18	12,730	15,539
10/18	11,939	14,395
11/18	12,113	14,683
12/18	11,378	13,317
1/19	12,134	14,460
2/19	12,391	14,968
3/19	12,557	15,187
4/19	12,923	15,793
5/19	12,374	14,771
6/19	13,006	15,809
7/19	13,080	16,044
8/19	12,947	15,717
9/19	13,147	15,993
10/19	13,363	16,337
11/19	13,612	16,958
12/19	13,943	17,447
1/20	13,891	17,428
2/20	12,981	16,002
3/20	11,254	13,801
4/20	12,319	15,629
5/20	12,783	16,465
6/20	13,023	16,841
7/20	13,651	17,797
8/20	14,218	19,087
9/20	13,874	18,392
10/20	13,668	17,995
11/20	14,974	20,184
12/20	15,572	21,092
1/21	15,448	20,998
2/21	15,864	21,654
3/21	16,279	22,431
4/21	16,987	23,587
5/21	17,164	23,695
6/21	17,403	24,279
7/21	17,536	24,689
8/21	17,828	25,393
9/21	17,102	24,254
10/21	17,881	25,894
11/21	17,474	25,500
12/21	18,107	26,504
1/22	17,244	24,945
2/22	16,697	24,317
3/22	16,937	25,105
4/22	15,652	22,852
5/22	15,767	22,822
6/22	14,587	20,912
7/22	15,613	22,874
8/22	15,009	22,021
9/22	13,695	19,979
10/22	14,414	21,617
11/22	15,396	22,745
12/22	14,739	21,414
1/23	15,680	22,888
2/23	15,195	22,353
3/23	15,476	22,951
4/23	15,709	23,196
5/23	15,554	23,286
6/23	16,349	24,876
7/23	16,795	25,768
8/23	16,485	25,270
9/23	15,806	24,067
10/23	15,428	23,429
11/23	16,727	25,613
12/23	17,530	26,972
1/24	17,667	27,271
2/24	18,305	28,747
3/24	18,816	29,674
4/24	18,138	28,369
5/24	18,806	29,709
6/24	19,090	30,629
7/24	19,493	31,198
8/24	19,925	31,877
9/24	20,258	32,537
10/24	19,925	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	28.12%	7.98%	7.14%
Class C Shares Including Sales Charge	27.12%	7.98%	7.14%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039344
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Class J
Trading Symbol	PCGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$49	0.43%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $21,505	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,153	10,242
12/14	10,091	10,242
1/15	9,954	9,957
2/15	10,383	10,534
3/15	10,315	10,427
4/15	10,355	10,474
5/15	10,441	10,619
6/15	10,269	10,441
7/15	10,372	10,616
8/15	9,845	9,975
9/15	9,610	9,684
10/15	10,114	10,449
11/15	10,126	10,507
12/15	9,942	10,291
1/16	9,482	9,711
2/16	9,431	9,707
3/16	9,974	10,391
4/16	10,038	10,455
5/16	10,160	10,642
6/16	10,153	10,664
7/16	10,485	11,087
8/16	10,517	11,116
9/16	10,562	11,133
10/16	10,332	10,892
11/16	10,466	11,380
12/16	10,604	11,602
1/17	10,862	11,820
2/17	11,134	12,260
3/17	11,187	12,268
4/17	11,352	12,398
5/17	11,498	12,525
6/17	11,551	12,638
7/17	11,822	12,876
8/17	11,895	12,901
9/17	12,140	13,216
10/17	12,338	13,504
11/17	12,537	13,914
12/17	12,672	14,053
1/18	13,198	14,794
2/18	12,701	14,249
3/18	12,578	13,963
4/18	12,643	14,016
5/18	12,758	14,412
6/18	12,722	14,506
7/18	13,047	14,987
8/18	13,184	15,514
9/18	13,184	15,539
10/18	12,376	14,395
11/18	12,564	14,683
12/18	11,808	13,317
1/19	12,604	14,460
2/19	12,877	14,968
3/19	13,068	15,187
4/19	13,457	15,793
5/19	12,894	14,771
6/19	13,565	15,809
7/19	13,656	16,044
8/19	13,532	15,717
9/19	13,739	15,993
10/19	13,980	16,337
11/19	14,245	16,958
12/19	14,615	17,447
1/20	14,564	17,428
2/20	13,622	16,002
3/20	11,824	13,801
4/20	12,947	15,629
5/20	13,449	16,465
6/20	13,717	16,841
7/20	14,382	17,797
8/20	14,996	19,087
9/20	14,633	18,392
10/20	14,434	17,995
11/20	15,826	20,184
12/20	16,468	21,092
1/21	16,342	20,998
2/21	16,800	21,654
3/21	17,257	22,431
4/21	18,019	23,587
5/21	18,225	23,695
6/21	18,494	24,279
7/21	18,646	24,689
8/21	18,969	25,393
9/21	18,216	24,254
10/21	19,059	25,894
11/21	18,637	25,500
12/21	19,337	26,504
1/22	18,418	24,945
2/22	17,851	24,317
3/22	18,125	25,105
4/22	16,766	22,852
5/22	16,903	22,822
6/22	15,651	20,912
7/22	16,756	22,874
8/22	16,121	22,021
9/22	14,723	19,979
10/22	15,515	21,617
11/22	16,561	22,745
12/22	15,858	21,414
1/23	16,872	22,888
2/23	16,354	22,353
3/23	16,663	22,951
4/23	16,905	23,196
5/23	16,740	23,286
6/23	17,599	24,876
7/23	18,084	25,768
8/23	17,754	25,270
9/23	17,026	24,067
10/23	16,630	23,429
11/23	18,018	25,613
12/23	18,899	26,972
1/24	19,045	27,271
2/24	19,727	28,747
3/24	20,286	29,674
4/24	19,559	28,369
5/24	20,286	29,709
6/24	20,588	30,629
7/24	21,035	31,198
8/24	21,494	31,877
9/24	21,863	32,537
10/24	21,505	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.32%	9.00%	7.96%
Class J Shares Including Sales Charge	28.32%	9.00%	7.96%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038725
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	Institutional
Trading Symbol	PCWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $21,872	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,151	10,242
12/14	10,102	10,242
1/15	9,960	9,957
2/15	10,391	10,534
3/15	10,329	10,427
4/15	10,369	10,474
5/15	10,460	10,619
6/15	10,289	10,441
7/15	10,397	10,616
8/15	9,864	9,975
9/15	9,631	9,684
10/15	10,142	10,449
11/15	10,153	10,507
12/15	9,972	10,291
1/16	9,509	9,711
2/16	9,465	9,707
3/16	10,010	10,391
4/16	10,074	10,455
5/16	10,194	10,642
6/16	10,194	10,664
7/16	10,530	11,087
8/16	10,562	11,116
9/16	10,606	11,133
10/16	10,384	10,892
11/16	10,517	11,380
12/16	10,661	11,602
1/17	10,918	11,820
2/17	11,194	12,260
3/17	11,246	12,268
4/17	11,417	12,398
5/17	11,562	12,525
6/17	11,621	12,638
7/17	11,891	12,876
8/17	11,970	12,901
9/17	12,213	13,216
10/17	12,417	13,504
11/17	12,621	13,914
12/17	12,759	14,053
1/18	13,289	14,794
2/18	12,787	14,249
3/18	12,666	13,963
4/18	12,730	14,016
5/18	12,852	14,412
6/18	12,816	14,506
7/18	13,146	14,987
8/18	13,282	15,514
9/18	13,282	15,539
10/18	12,472	14,395
11/18	12,658	14,683
12/18	11,904	13,317
1/19	12,711	14,460
2/19	12,991	14,968
3/19	13,180	15,187
4/19	13,575	15,793
5/19	13,007	14,771
6/19	13,691	15,809
7/19	13,781	16,044
8/19	13,658	15,717
9/19	13,872	15,993
10/19	14,111	16,337
11/19	14,382	16,958
12/19	14,754	17,447
1/20	14,711	17,428
2/20	13,757	16,002
3/20	11,944	13,801
4/20	13,078	15,629
5/20	13,585	16,465
6/20	13,860	16,841
7/20	14,531	17,797
8/20	15,158	19,087
9/20	14,797	18,392
10/20	14,591	17,995
11/20	16,000	20,184
12/20	16,651	21,092
1/21	16,526	20,998
2/21	16,989	21,654
3/21	17,462	22,431
4/21	18,229	23,587
5/21	18,443	23,695
6/21	18,711	24,279
7/21	18,871	24,689
8/21	19,210	25,393
9/21	18,443	24,254
10/21	19,299	25,894
11/21	18,871	25,500
12/21	19,585	26,504
1/22	18,661	24,945
2/22	18,087	24,317
3/22	18,359	25,105
4/22	16,988	22,852
5/22	17,124	22,822
6/22	15,860	20,912
7/22	16,988	22,874
8/22	16,346	22,021
9/22	14,936	19,979
10/22	15,734	21,617
11/22	16,803	22,745
12/22	16,090	21,414
1/23	17,120	22,888
2/23	16,594	22,353
3/23	16,912	22,951
4/23	17,164	23,196
5/23	16,999	23,286
6/23	17,875	24,876
7/23	18,357	25,768
8/23	18,029	25,270
9/23	17,295	24,067
10/23	16,890	23,429
11/23	18,314	25,613
12/23	19,202	26,972
1/24	19,347	27,271
2/24	20,048	28,747
3/24	20,615	29,674
4/24	19,881	28,369
5/24	20,615	29,709
6/24	20,927	30,629
7/24	21,383	31,198
8/24	21,861	31,877
9/24	22,240	32,537
10/24	21,872	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.50%	9.16%	8.14%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039347
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-1
Trading Symbol	PCGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$132	1.16%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $20,052	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,148	10,242
12/14	10,085	10,242
1/15	9,942	9,957
2/15	10,365	10,534
3/15	10,291	10,427
4/15	10,325	10,474
5/15	10,411	10,619
6/15	10,234	10,441
7/15	10,331	10,616
8/15	9,798	9,975
9/15	9,558	9,684
10/15	10,056	10,449
11/15	10,062	10,507
12/15	9,875	10,291
1/16	9,412	9,711
2/16	9,355	9,707
3/16	9,888	10,391
4/16	9,945	10,455
5/16	10,059	10,642
6/16	10,047	10,664
7/16	10,370	11,087
8/16	10,396	11,116
9/16	10,434	11,133
10/16	10,205	10,892
11/16	10,332	11,380
12/16	10,457	11,602
1/17	10,711	11,820
2/17	10,965	12,260
3/17	11,018	12,268
4/17	11,174	12,398
5/17	11,311	12,525
6/17	11,357	12,638
7/17	11,611	12,876
8/17	11,676	12,901
9/17	11,911	13,216
10/17	12,094	13,504
11/17	12,290	13,914
12/17	12,415	14,053
1/18	12,915	14,794
2/18	12,422	14,249
3/18	12,295	13,963
4/18	12,351	14,016
5/18	12,457	14,412
6/18	12,415	14,506
7/18	12,725	14,987
8/18	12,852	15,514
9/18	12,845	15,539
10/18	12,048	14,395
11/18	12,218	14,683
12/18	11,482	13,317
1/19	12,250	14,460
2/19	12,514	14,968
3/19	12,690	15,187
4/19	13,058	15,793
5/19	12,498	14,771
6/19	13,146	15,809
7/19	13,226	16,044
8/19	13,098	15,717
9/19	13,290	15,993
10/19	13,514	16,337
11/19	13,762	16,958
12/19	14,112	17,447
1/20	14,054	17,428
2/20	13,134	16,002
3/20	11,393	13,801
4/20	12,471	15,629
5/20	12,943	16,465
6/20	13,192	16,841
7/20	13,830	17,797
8/20	14,411	19,087
9/20	14,054	18,392
10/20	13,847	17,995
11/20	15,174	20,184
12/20	15,784	21,092
1/21	15,655	20,998
2/21	16,083	21,654
3/21	16,520	22,431
4/21	17,230	23,587
5/21	17,418	23,695
6/21	17,667	24,279
7/21	17,804	24,689
8/21	18,103	25,393
9/21	17,367	24,254
10/21	18,163	25,894
11/21	17,752	25,500
12/21	18,408	26,504
1/22	17,527	24,945
2/22	16,980	24,317
3/22	17,221	25,105
4/22	15,923	22,852
5/22	16,043	22,822
6/22	14,847	20,912
7/22	15,885	22,874
8/22	15,273	22,021
9/22	13,947	19,979
10/22	14,680	21,617
11/22	15,663	22,745
12/22	14,992	21,414
1/23	15,936	22,888
2/23	15,438	22,353
3/23	15,718	22,951
4/23	15,947	23,196
5/23	15,781	23,286
6/23	16,580	24,876
7/23	17,016	25,768
8/23	16,705	25,270
9/23	16,009	24,067
10/23	15,625	23,429
11/23	16,923	25,613
12/23	17,734	26,972
1/24	17,859	27,271
2/24	18,496	28,747
3/24	18,998	29,674
4/24	18,319	28,369
5/24	18,977	29,709
6/24	19,248	30,629
7/24	19,656	31,198
8/24	20,073	31,877
9/24	20,408	32,537
10/24	20,052	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	28.34%	8.21%	7.21%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039346
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-3
Trading Symbol	PCGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $20,680	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,147	10,242
12/14	10,090	10,242
1/15	9,946	9,957
2/15	10,370	10,534
3/15	10,301	10,427
4/15	10,341	10,474
5/15	10,421	10,619
6/15	10,250	10,441
7/15	10,347	10,616
8/15	9,815	9,975
9/15	9,580	9,684
10/15	10,084	10,449
11/15	10,090	10,507
12/15	9,902	10,291
1/16	9,443	9,711
2/16	9,392	9,707
3/16	9,927	10,391
4/16	9,991	10,455
5/16	10,106	10,642
6/16	10,093	10,664
7/16	10,424	11,087
8/16	10,449	11,116
9/16	10,488	11,133
10/16	10,265	10,892
11/16	10,392	11,380
12/16	10,524	11,602
1/17	10,780	11,820
2/17	11,042	12,260
3/17	11,095	12,268
4/17	11,252	12,398
5/17	11,397	12,525
6/17	11,443	12,638
7/17	11,705	12,876
8/17	11,771	12,901
9/17	12,014	13,216
10/17	12,204	13,504
11/17	12,401	13,914
12/17	12,526	14,053
1/18	13,039	14,794
2/18	12,547	14,249
3/18	12,419	13,963
4/18	12,476	14,016
5/18	12,590	14,412
6/18	12,554	14,506
7/18	12,868	14,987
8/18	12,996	15,514
9/18	12,996	15,539
10/18	12,191	14,395
11/18	12,369	14,683
12/18	11,621	13,317
1/19	12,404	14,460
2/19	12,673	14,968
3/19	12,852	15,187
4/19	13,236	15,793
5/19	12,673	14,771
6/19	13,333	15,809
7/19	13,415	16,044
8/19	13,285	15,717
9/19	13,488	15,993
10/19	13,717	16,337
11/19	13,978	16,958
12/19	14,330	17,447
1/20	14,280	17,428
2/20	13,348	16,002
3/20	11,586	13,801
4/20	12,679	15,629
5/20	13,162	16,465
6/20	13,424	16,841
7/20	14,068	17,797
8/20	14,669	19,087
9/20	14,305	18,392
10/20	14,102	17,995
11/20	15,457	20,184
12/20	16,086	21,092
1/21	15,955	20,998
2/21	16,393	21,654
3/21	16,839	22,431
4/21	17,574	23,587
5/21	17,776	23,695
6/21	18,021	24,279
7/21	18,169	24,689
8/21	18,485	25,393
9/21	17,732	24,254
10/21	18,555	25,894
11/21	18,134	25,500
12/21	18,804	26,504
1/22	17,910	24,945
2/22	17,359	24,317
3/22	17,615	25,105
4/22	16,284	22,852
5/22	16,408	22,822
6/22	15,191	20,912
7/22	16,265	22,874
8/22	15,638	22,021
9/22	14,279	19,979
10/22	15,039	21,617
11/22	16,056	22,745
12/22	15,368	21,414
1/23	16,338	22,888
2/23	15,837	22,353
3/23	16,125	22,951
4/23	16,360	23,196
5/23	16,200	23,286
6/23	17,021	24,876
7/23	17,480	25,768
8/23	17,160	25,270
9/23	16,445	24,067
10/23	16,061	23,429
11/23	17,405	25,613
12/23	18,234	26,972
1/24	18,374	27,271
2/24	19,031	28,747
3/24	19,549	29,674
4/24	18,859	28,369
5/24	19,538	29,709
6/24	19,829	30,629
7/24	20,249	31,198
8/24	20,691	31,877
9/24	21,036	32,537
10/24	20,680	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	28.76%	8.56%	7.54%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039342
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-4
Trading Symbol	PCWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $21,074	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,146	10,242
12/14	10,090	10,242
1/15	9,948	9,957
2/15	10,374	10,534
3/15	10,311	10,427
4/15	10,351	10,474
5/15	10,436	10,619
6/15	10,260	10,441
7/15	10,362	10,616
8/15	9,834	9,975
9/15	9,595	9,684
10/15	10,101	10,449
11/15	10,112	10,507
12/15	9,924	10,291
1/16	9,469	9,711
2/16	9,412	9,707
3/16	9,956	10,391
4/16	10,019	10,455
5/16	10,133	10,642
6/16	10,127	10,664
7/16	10,456	11,087
8/16	10,487	11,116
9/16	10,531	11,133
10/16	10,304	10,892
11/16	10,437	11,380
12/16	10,571	11,602
1/17	10,826	11,820
2/17	11,094	12,260
3/17	11,146	12,268
4/17	11,309	12,398
5/17	11,453	12,525
6/17	11,505	12,638
7/17	11,767	12,876
8/17	11,839	12,901
9/17	12,081	13,216
10/17	12,270	13,504
11/17	12,473	13,914
12/17	12,602	14,053
1/18	13,120	14,794
2/18	12,623	14,249
3/18	12,503	13,963
4/18	12,559	14,016
5/18	12,673	14,412
6/18	12,637	14,506
7/18	12,957	14,987
8/18	13,092	15,514
9/18	13,092	15,539
10/18	12,290	14,395
11/18	12,467	14,683
12/18	11,714	13,317
1/19	12,510	14,460
2/19	12,778	14,968
3/19	12,965	15,187
4/19	13,347	15,793
5/19	12,786	14,771
6/19	13,452	15,809
7/19	13,542	16,044
8/19	13,412	15,717
9/19	13,615	15,993
10/19	13,850	16,337
11/19	14,110	16,958
12/19	14,471	17,447
1/20	14,420	17,428
2/20	13,484	16,002
3/20	11,703	13,801
4/20	12,809	15,629
5/20	13,306	16,465
6/20	13,568	16,841
7/20	14,226	17,797
8/20	14,825	19,087
9/20	14,471	18,392
10/20	14,268	17,995
11/20	15,644	20,184
12/20	16,271	21,092
1/21	16,149	20,998
2/21	16,594	21,654
3/21	17,048	22,431
4/21	17,790	23,587
5/21	17,991	23,695
6/21	18,253	24,279
7/21	18,401	24,689
8/21	18,724	25,393
9/21	17,965	24,254
10/21	18,803	25,894
11/21	18,384	25,500
12/21	19,066	26,504
1/22	18,166	24,945
2/22	17,598	24,317
3/22	17,863	25,105
4/22	16,518	22,852
5/22	16,651	22,822
6/22	15,420	20,912
7/22	16,509	22,874
8/22	15,874	22,021
9/22	14,501	19,979
10/22	15,268	21,617
11/22	16,300	22,745
12/22	15,610	21,414
1/23	16,599	22,888
2/23	16,089	22,353
3/23	16,386	22,951
4/23	16,631	23,196
5/23	16,461	23,286
6/23	17,311	24,876
7/23	17,779	25,768
8/23	17,450	25,270
9/23	16,727	24,067
10/23	16,333	23,429
11/23	17,705	25,613
12/23	18,555	26,972
1/24	18,695	27,271
2/24	19,373	28,747
3/24	19,912	29,674
4/24	19,201	28,369
5/24	19,901	29,709
6/24	20,191	30,629
7/24	20,622	31,198
8/24	21,085	31,877
9/24	21,429	32,537
10/24	21,074	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	29.03%	8.76%	7.74%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039343
Shareholder Report [Line Items]
Fund Name	SAM Conservative Growth Portfolio
Class Name	R-5
Trading Symbol	PCWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$62	0.54%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $21,331	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,152	10,242
12/14	10,095	10,242
1/15	9,952	9,957
2/15	10,380	10,534
3/15	10,318	10,427
4/15	10,357	10,474
5/15	10,443	10,619
6/15	10,272	10,441
7/15	10,375	10,616
8/15	9,844	9,975
9/15	9,610	9,684
10/15	10,118	10,449
11/15	10,129	10,507
12/15	9,943	10,291
1/16	9,486	9,711
2/16	9,435	9,707
3/16	9,981	10,391
4/16	10,038	10,455
5/16	10,159	10,642
6/16	10,152	10,664
7/16	10,483	11,087
8/16	10,514	11,116
9/16	10,559	11,133
10/16	10,330	10,892
11/16	10,464	11,380
12/16	10,604	11,602
1/17	10,860	11,820
2/17	11,130	12,260
3/17	11,182	12,268
4/17	11,346	12,398
5/17	11,491	12,525
6/17	11,544	12,638
7/17	11,813	12,876
8/17	11,886	12,901
9/17	12,122	13,216
10/17	12,319	13,504
11/17	12,523	13,914
12/17	12,658	14,053
1/18	13,179	14,794
2/18	12,679	14,249
3/18	12,558	13,963
4/18	12,622	14,016
5/18	12,736	14,412
6/18	12,701	14,506
7/18	13,022	14,987
8/18	13,158	15,514
9/18	13,158	15,539
10/18	12,350	14,395
11/18	12,536	14,683
12/18	11,778	13,317
1/19	12,572	14,460
2/19	12,851	14,968
3/19	13,039	15,187
4/19	13,424	15,793
5/19	12,859	14,771
6/19	13,531	15,809
7/19	13,621	16,044
8/19	13,490	15,717
9/19	13,703	15,993
10/19	13,932	16,337
11/19	14,202	16,958
12/19	14,563	17,447
1/20	14,520	17,428
2/20	13,573	16,002
3/20	11,782	13,801
4/20	12,899	15,629
5/20	13,403	16,465
6/20	13,667	16,841
7/20	14,324	17,797
8/20	14,938	19,087
9/20	14,580	18,392
10/20	14,375	17,995
11/20	15,757	20,184
12/20	16,399	21,092
1/21	16,276	20,998
2/21	16,726	21,654
3/21	17,186	22,431
4/21	17,937	23,587
5/21	18,140	23,695
6/21	18,405	24,279
7/21	18,555	24,689
8/21	18,882	25,393
9/21	18,123	24,254
10/21	18,962	25,894
11/21	18,547	25,500
12/21	19,233	26,504
1/22	18,329	24,945
2/22	17,761	24,317
3/22	18,030	25,105
4/22	16,674	22,852
5/22	16,808	22,822
6/22	15,567	20,912
7/22	16,664	22,874
8/22	16,029	22,021
9/22	14,644	19,979
10/22	15,423	21,617
11/22	16,462	22,745
12/22	15,763	21,414
1/23	16,769	22,888
2/23	16,250	22,353
3/23	16,553	22,951
4/23	16,801	23,196
5/23	16,639	23,286
6/23	17,494	24,876
7/23	17,970	25,768
8/23	17,634	25,270
9/23	16,910	24,067
10/23	16,509	23,429
11/23	17,905	25,613
12/23	18,764	26,972
1/24	18,907	27,271
2/24	19,587	28,747
3/24	20,135	29,674
4/24	19,422	28,369
5/24	20,135	29,709
6/24	20,431	30,629
7/24	20,870	31,198
8/24	21,331	31,877
9/24	21,693	32,537
10/24	21,331	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	29.20%	8.89%	7.87%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,215,574,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 8,552,000
InvestmentCompanyPortfolioTurnover	18.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,215,574 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 18.3% Total Advisory Fees Paid (amount in thousands)$8,552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038726
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class A
Trading Symbol	SAUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $13,645	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	9,627	10,000
11/14	9,689	10,071
12/14	9,641	10,080
1/15	9,680	10,292
2/15	9,796	10,195
3/15	9,788	10,242
4/15	9,820	10,206
5/15	9,844	10,181
6/15	9,710	10,070
7/15	9,748	10,140
8/15	9,511	10,125
9/15	9,432	10,194
10/15	9,646	10,196
11/15	9,616	10,169
12/15	9,474	10,136
1/16	9,359	10,275
2/16	9,366	10,348
3/16	9,662	10,443
4/16	9,763	10,483
5/16	9,800	10,486
6/16	9,909	10,674
7/16	10,076	10,742
8/16	10,111	10,730
9/16	10,130	10,723
10/16	10,049	10,641
11/16	9,988	10,390
12/16	10,086	10,404
1/17	10,188	10,425
2/17	10,324	10,495
3/17	10,316	10,489
4/17	10,402	10,570
5/17	10,480	10,651
6/17	10,480	10,641
7/17	10,592	10,687
8/17	10,635	10,782
9/17	10,685	10,731
10/17	10,744	10,737
11/17	10,805	10,723
12/17	10,873	10,773
1/18	10,944	10,649
2/18	10,753	10,548
3/18	10,745	10,615
4/18	10,747	10,536
5/18	10,802	10,611
6/18	10,814	10,598
7/18	10,907	10,601
8/18	10,982	10,669
9/18	10,959	10,600
10/18	10,709	10,517
11/18	10,762	10,579
12/18	10,603	10,774
1/19	10,941	10,888
2/19	11,046	10,882
3/19	11,189	11,091
4/19	11,313	11,094
5/19	11,240	11,291
6/19	11,499	11,432
7/19	11,560	11,458
8/19	11,639	11,755
9/19	11,692	11,692
10/19	11,773	11,727
11/19	11,855	11,721
12/19	11,968	11,713
1/20	12,038	11,938
2/20	11,791	12,153
3/20	10,914	12,082
4/20	11,412	12,297
5/20	11,631	12,354
6/20	11,753	12,432
7/20	12,068	12,617
8/20	12,236	12,515
9/20	12,117	12,509
10/20	12,044	12,453
11/20	12,554	12,575
12/20	12,768	12,592
1/21	12,701	12,502
2/21	12,741	12,321
3/21	12,852	12,168
4/21	13,140	12,264
5/21	13,230	12,304
6/21	13,340	12,390
7/21	13,469	12,529
8/21	13,551	12,505
9/21	13,315	12,397
10/21	13,538	12,393
11/21	13,381	12,430
12/21	13,592	12,398
1/22	13,231	12,131
2/22	12,989	11,996
3/22	12,931	11,662
4/22	12,337	11,220
5/22	12,408	11,292
6/22	11,836	11,115
7/22	12,352	11,387
8/22	12,019	11,065
9/22	11,377	10,587
10/22	11,470	10,450
11/22	11,944	10,834
12/22	11,763	10,785
1/23	12,239	11,117
2/23	11,941	10,829
3/23	12,128	11,104
4/23	12,229	11,172
5/23	12,103	11,050
6/23	12,259	11,011
7/23	12,371	11,003
8/23	12,256	10,933
9/23	11,914	10,655
10/23	11,705	10,487
11/23	12,344	10,962
12/23	12,828	11,381
1/24	12,869	11,350
2/24	12,923	11,190
3/24	13,121	11,293
4/24	12,788	11,008
5/24	13,076	11,194
6/24	13,208	11,300
7/24	13,486	11,564
8/24	13,719	11,731
9/24	13,906	11,888
10/24	13,645	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.58%	3.00%	3.55%
Class A Shares Including Sales Charge	12.20%	2.22%	3.16%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038728
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class C
Trading Symbol	SCUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.38%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $13,340	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,060	10,071
12/14	10,003	10,080
1/15	10,037	10,292
2/15	10,153	10,195
3/15	10,137	10,242
4/15	10,164	10,206
5/15	10,184	10,181
6/15	10,037	10,070
7/15	10,062	10,140
8/15	9,818	10,125
9/15	9,729	10,194
10/15	9,945	10,196
11/15	9,907	10,169
12/15	9,754	10,136
1/16	9,628	10,275
2/16	9,629	10,348
3/16	9,930	10,443
4/16	10,029	10,483
5/16	10,061	10,486
6/16	10,168	10,674
7/16	10,325	10,742
8/16	10,354	10,730
9/16	10,367	10,723
10/16	10,278	10,641
11/16	10,207	10,390
12/16	10,302	10,404
1/17	10,409	10,425
2/17	10,534	10,495
3/17	10,520	10,489
4/17	10,602	10,570
5/17	10,674	10,651
6/17	10,668	10,641
7/17	10,767	10,687
8/17	10,804	10,782
9/17	10,858	10,731
10/17	10,911	10,737
11/17	10,966	10,723
12/17	11,030	10,773
1/18	11,094	10,649
2/18	10,892	10,548
3/18	10,878	10,615
4/18	10,864	10,536
5/18	10,913	10,611
6/18	10,927	10,598
7/18	11,006	10,601
8/18	11,075	10,669
9/18	11,046	10,600
10/18	10,793	10,517
11/18	10,839	10,579
12/18	10,672	10,774
1/19	11,006	10,888
2/19	11,098	10,882
3/19	11,235	11,091
4/19	11,355	11,094
5/19	11,273	11,291
6/19	11,528	11,432
7/19	11,582	11,458
8/19	11,655	11,755
9/19	11,701	11,692
10/19	11,766	11,727
11/19	11,842	11,721
12/19	11,958	11,713
1/20	12,020	11,938
2/20	11,754	12,153
3/20	10,871	12,082
4/20	11,367	12,297
5/20	11,581	12,354
6/20	11,695	12,432
7/20	12,004	12,617
8/20	12,156	12,515
9/20	12,028	12,509
10/20	11,947	12,453
11/20	12,442	12,575
12/20	12,649	12,592
1/21	12,573	12,502
2/21	12,616	12,321
3/21	12,718	12,168
4/21	12,986	12,264
5/21	13,068	12,304
6/21	13,178	12,390
7/21	13,289	12,529
8/21	13,361	12,505
9/21	13,118	12,397
10/21	13,331	12,393
11/21	13,166	12,430
12/21	13,369	12,398
1/22	13,010	12,131
2/22	12,762	11,996
3/22	12,695	11,662
4/22	12,108	11,220
5/22	12,160	11,292
6/22	11,595	11,115
7/22	12,099	11,387
8/22	11,761	11,065
9/22	11,128	10,587
10/22	11,212	10,450
11/22	11,676	10,834
12/22	11,499	10,785
1/23	11,965	11,117
2/23	11,674	10,829
3/23	11,856	11,104
4/23	11,955	11,172
5/23	11,832	11,050
6/23	11,984	11,011
7/23	12,093	11,003
8/23	11,981	10,933
9/23	11,647	10,655
10/23	11,442	10,487
11/23	12,068	10,962
12/23	12,540	11,381
1/24	12,580	11,350
2/24	12,633	11,190
3/24	12,827	11,293
4/24	12,501	11,008
5/24	12,783	11,194
6/24	12,912	11,300
7/24	13,184	11,564
8/24	13,411	11,731
9/24	13,594	11,888
10/24	13,340	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.67%	2.20%	2.92%
Class C Shares Including Sales Charge	14.67%	2.20%	2.92%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039353
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Class J
Trading Symbol	PFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $14,380	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,065	10,071
12/14	10,016	10,080
1/15	10,048	10,292
2/15	10,178	10,195
3/15	10,170	10,242
4/15	10,203	10,206
5/15	10,221	10,181
6/15	10,089	10,070
7/15	10,122	10,140
8/15	9,882	10,125
9/15	9,792	10,194
10/15	10,025	10,196
11/15	9,994	10,169
12/15	9,847	10,136
1/16	9,727	10,275
2/16	9,736	10,348
3/16	10,047	10,443
4/16	10,155	10,483
5/16	10,194	10,486
6/16	10,310	10,674
7/16	10,477	10,742
8/16	10,515	10,730
9/16	10,536	10,723
10/16	10,452	10,641
11/16	10,389	10,390
12/16	10,493	10,404
1/17	10,610	10,425
2/17	10,745	10,495
3/17	10,739	10,489
4/17	10,830	10,570
5/17	10,913	10,651
6/17	10,915	10,641
7/17	11,025	10,687
8/17	11,071	10,782
9/17	11,135	10,731
10/17	11,198	10,737
11/17	11,263	10,723
12/17	11,337	10,773
1/18	11,412	10,649
2/18	11,213	10,548
3/18	11,207	10,615
4/18	11,211	10,536
5/18	11,261	10,611
6/18	11,284	10,598
7/18	11,374	10,601
8/18	11,455	10,669
9/18	11,433	10,600
10/18	11,182	10,517
11/18	11,239	10,579
12/18	11,073	10,774
1/19	11,431	10,888
2/19	11,533	10,882
3/19	11,685	11,091
4/19	11,828	11,094
5/19	11,743	11,291
6/19	12,018	11,432
7/19	12,084	11,458
8/19	12,169	11,755
9/19	12,227	11,692
10/19	12,314	11,727
11/19	12,403	11,721
12/19	12,523	11,713
1/20	12,599	11,938
2/20	12,340	12,153
3/20	11,416	12,082
4/20	11,955	12,297
5/20	12,177	12,354
6/20	12,308	12,432
7/20	12,642	12,617
8/20	12,812	12,515
9/20	12,687	12,509
10/20	12,613	12,453
11/20	13,153	12,575
12/20	13,382	12,592
1/21	13,312	12,502
2/21	13,357	12,321
3/21	13,476	12,168
4/21	13,772	12,264
5/21	13,868	12,304
6/21	13,997	12,390
7/21	14,125	12,529
8/21	14,214	12,505
9/21	13,966	12,397
10/21	14,203	12,393
11/21	14,040	12,430
12/21	14,265	12,398
1/22	13,895	12,131
2/22	13,640	11,996
3/22	13,569	11,662
4/22	12,963	11,220
5/22	13,029	11,292
6/22	12,435	11,115
7/22	12,985	11,387
8/22	12,634	11,065
9/22	11,954	10,587
10/22	12,053	10,450
11/22	12,547	10,834
12/22	12,368	10,785
1/23	12,865	11,117
2/23	12,550	10,829
3/23	12,751	11,104
4/23	12,859	11,172
5/23	12,739	11,050
6/23	12,906	11,011
7/23	13,016	11,003
8/23	12,896	10,933
9/23	12,546	10,655
10/23	12,314	10,487
11/23	12,996	10,962
12/23	13,512	11,381
1/24	13,547	11,350
2/24	13,618	11,190
3/24	13,831	11,293
4/24	13,478	11,008
5/24	13,775	11,194
6/24	13,918	11,300
7/24	14,204	11,564
8/24	14,454	11,731
9/24	14,667	11,888
10/24	14,380	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	16.78%	3.15%	3.70%
Class J Shares Including Sales Charge	15.78%	3.15%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038729
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	Institutional
Trading Symbol	PIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $14,599	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,075	10,071
12/14	10,029	10,080
1/15	10,063	10,292
2/15	10,195	10,195
3/15	10,181	10,242
4/15	10,216	10,206
5/15	10,244	10,181
6/15	10,115	10,070
7/15	10,150	10,140
8/15	9,913	10,125
9/15	9,825	10,194
10/15	10,051	10,196
11/15	10,021	10,169
12/15	9,885	10,136
1/16	9,758	10,275
2/16	9,776	10,348
3/16	10,080	10,443
4/16	10,189	10,483
5/16	10,239	10,486
6/16	10,347	10,674
7/16	10,524	10,742
8/16	10,564	10,730
9/16	10,586	10,723
10/16	10,504	10,641
11/16	10,443	10,390
12/16	10,548	10,404
1/17	10,667	10,425
2/17	10,804	10,495
3/17	10,807	10,489
4/17	10,890	10,570
5/17	10,975	10,651
6/17	10,978	10,641
7/17	11,098	10,687
8/17	11,146	10,782
9/17	11,202	10,731
10/17	11,267	10,737
11/17	11,333	10,723
12/17	11,408	10,773
1/18	11,485	10,649
2/18	11,296	10,548
3/18	11,281	10,615
4/18	11,286	10,536
5/18	11,347	10,611
6/18	11,362	10,598
7/18	11,462	10,601
8/18	11,545	10,669
9/18	11,524	10,600
10/18	11,264	10,517
11/18	11,331	10,579
12/18	11,157	10,774
1/19	11,517	10,888
2/19	11,630	10,882
3/19	11,784	11,091
4/19	11,918	11,094
5/19	11,845	11,291
6/19	12,121	11,432
7/19	12,189	11,458
8/19	12,275	11,755
9/19	12,334	11,692
10/19	12,423	11,727
11/19	12,512	11,721
12/19	12,635	11,713
1/20	12,712	11,938
2/20	12,453	12,153
3/20	11,527	12,082
4/20	12,058	12,297
5/20	12,293	12,354
6/20	12,425	12,432
7/20	12,762	12,617
8/20	12,933	12,515
9/20	12,809	12,509
10/20	12,745	12,453
11/20	13,279	12,575
12/20	13,510	12,592
1/21	13,441	12,502
2/21	13,498	12,321
3/21	13,619	12,168
4/21	13,918	12,264
5/21	14,016	12,304
6/21	14,148	12,390
7/21	14,278	12,529
8/21	14,368	12,505
9/21	14,121	12,397
10/21	14,361	12,393
11/21	14,198	12,430
12/21	14,426	12,398
1/22	14,055	12,131
2/22	13,801	11,996
3/22	13,731	11,662
4/22	13,112	11,220
5/22	13,180	11,292
6/22	12,584	11,115
7/22	13,138	11,387
8/22	12,786	11,065
9/22	12,104	10,587
10/22	12,205	10,450
11/22	12,715	10,834
12/22	12,524	10,785
1/23	13,025	11,117
2/23	12,721	10,829
3/23	12,924	11,104
4/23	13,023	11,172
5/23	12,904	11,050
6/23	13,073	11,011
7/23	13,196	11,003
8/23	13,077	10,933
9/23	12,714	10,655
10/23	12,480	10,487
11/23	13,169	10,962
12/23	13,701	11,381
1/24	13,737	11,350
2/24	13,810	11,190
3/24	14,026	11,293
4/24	13,672	11,008
5/24	13,972	11,194
6/24	14,117	11,300
7/24	14,419	11,564
8/24	14,671	11,731
9/24	14,875	11,888
10/24	14,599	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.98%	3.28%	3.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039350
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-1
Trading Symbol	PFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $13,399	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,061	10,071
12/14	10,006	10,080
1/15	10,042	10,292
2/15	10,158	10,195
3/15	10,145	10,242
4/15	10,173	10,206
5/15	10,194	10,181
6/15	10,049	10,070
7/15	10,085	10,140
8/15	9,842	10,125
9/15	9,747	10,194
10/15	9,964	10,196
11/15	9,929	10,169
12/15	9,777	10,136
1/16	9,652	10,275
2/16	9,664	10,348
3/16	9,958	10,443
4/16	10,059	10,483
5/16	10,093	10,486
6/16	10,201	10,674
7/16	10,361	10,742
8/16	10,392	10,730
9/16	10,417	10,723
10/16	10,320	10,641
11/16	10,251	10,390
12/16	10,348	10,404
1/17	10,456	10,425
2/17	10,583	10,495
3/17	10,579	10,489
4/17	10,654	10,570
5/17	10,729	10,651
6/17	10,725	10,641
7/17	10,835	10,687
8/17	10,866	10,782
9/17	10,922	10,731
10/17	10,977	10,737
11/17	11,034	10,723
12/17	11,099	10,773
1/18	11,166	10,649
2/18	10,965	10,548
3/18	10,953	10,615
4/18	10,941	10,536
5/18	10,992	10,611
6/18	11,008	10,598
7/18	11,089	10,601
8/18	11,162	10,669
9/18	11,134	10,600
10/18	10,873	10,517
11/18	10,931	10,579
12/18	10,764	10,774
1/19	11,095	10,888
2/19	11,198	10,882
3/19	11,339	11,091
4/19	11,463	11,094
5/19	11,383	11,291
6/19	11,633	11,432
7/19	11,690	11,458
8/19	11,765	11,755
9/19	11,815	11,692
10/19	11,891	11,727
11/19	11,970	11,721
12/19	12,079	11,713
1/20	12,144	11,938
2/20	11,887	12,153
3/20	10,990	12,082
4/20	11,501	12,297
5/20	11,709	12,354
6/20	11,826	12,432
7/20	12,149	12,617
8/20	12,304	12,515
9/20	12,178	12,509
10/20	12,098	12,453
11/20	12,600	12,575
12/20	12,811	12,592
1/21	12,736	12,502
2/21	12,781	12,321
3/21	12,887	12,168
4/21	13,162	12,264
5/21	13,248	12,304
6/21	13,352	12,390
7/21	13,477	12,529
8/21	13,553	12,505
9/21	13,308	12,397
10/21	13,527	12,393
11/21	13,352	12,430
12/21	13,570	12,398
1/22	13,199	12,131
2/22	12,950	11,996
3/22	12,885	11,662
4/22	12,292	11,220
5/22	12,348	11,292
6/22	11,777	11,115
7/22	12,291	11,387
8/22	11,951	11,065
9/22	11,301	10,587
10/22	11,399	10,450
11/22	11,858	10,834
12/22	11,682	10,785
1/23	12,143	11,117
2/23	11,839	10,829
3/23	12,021	11,104
4/23	12,117	11,172
5/23	11,985	11,050
6/23	12,135	11,011
7/23	12,242	11,003
8/23	12,122	10,933
9/23	11,776	10,655
10/23	11,560	10,487
11/23	12,193	10,962
12/23	12,670	11,381
1/24	12,693	11,350
2/24	12,741	11,190
3/24	12,933	11,293
4/24	12,596	11,008
5/24	12,887	11,194
6/24	13,002	11,300
7/24	13,272	11,564
8/24	13,497	11,731
9/24	13,666	11,888
10/24	13,399	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	15.91%	2.42%	2.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039349
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-3
Trading Symbol	PFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $13,829	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,063	10,071
12/14	10,011	10,080
1/15	10,049	10,292
2/15	10,169	10,195
3/15	10,158	10,242
4/15	10,189	10,206
5/15	10,212	10,181
6/15	10,070	10,070
7/15	10,107	10,140
8/15	9,867	10,125
9/15	9,774	10,194
10/15	9,995	10,196
11/15	9,961	10,169
12/15	9,812	10,136
1/16	9,690	10,275
2/16	9,704	10,348
3/16	10,001	10,443
4/16	10,105	10,483
5/16	10,141	10,486
6/16	10,252	10,674
7/16	10,415	10,742
8/16	10,458	10,730
9/16	10,475	10,723
10/16	10,381	10,641
11/16	10,323	10,390
12/16	10,423	10,404
1/17	10,526	10,425
2/17	10,666	10,495
3/17	10,655	10,489
4/17	10,733	10,570
5/17	10,820	10,651
6/17	10,818	10,641
7/17	10,923	10,687
8/17	10,965	10,782
9/17	11,023	10,731
10/17	11,082	10,737
11/17	11,142	10,723
12/17	11,211	10,773
1/18	11,281	10,649
2/18	11,082	10,548
3/18	11,072	10,615
4/18	11,063	10,536
5/18	11,117	10,611
6/18	11,136	10,598
7/18	11,221	10,601
8/18	11,296	10,669
9/18	11,271	10,600
10/18	11,019	10,517
11/18	11,071	10,579
12/18	10,906	10,774
1/19	11,252	10,888
2/19	11,349	10,882
3/19	11,495	11,091
4/19	11,631	11,094
5/19	11,543	11,291
6/19	11,808	11,432
7/19	11,869	11,458
8/19	11,948	11,755
9/19	12,001	11,692
10/19	12,081	11,727
11/19	12,163	11,721
12/19	12,277	11,713
1/20	12,346	11,938
2/20	12,089	12,153
3/20	11,182	12,082
4/20	11,704	12,297
5/20	11,918	12,354
6/20	12,040	12,432
7/20	12,363	12,617
8/20	12,524	12,515
9/20	12,408	12,509
10/20	12,331	12,453
11/20	12,843	12,575
12/20	13,061	12,592
1/21	12,988	12,502
2/21	13,037	12,321
3/21	13,148	12,168
4/21	13,432	12,264
5/21	13,521	12,304
6/21	13,642	12,390
7/21	13,762	12,529
8/21	13,843	12,505
9/21	13,597	12,397
10/21	13,824	12,393
11/21	13,659	12,430
12/21	13,873	12,398
1/22	13,509	12,131
2/22	13,258	11,996
3/22	13,185	11,662
4/22	12,583	11,220
5/22	12,643	11,292
6/22	12,064	11,115
7/22	12,592	11,387
8/22	12,248	11,065
9/22	11,587	10,587
10/22	11,679	10,450
11/22	12,163	10,834
12/22	11,986	10,785
1/23	12,460	11,117
2/23	12,153	10,829
3/23	12,342	11,104
4/23	12,442	11,172
5/23	12,311	11,050
6/23	12,468	11,011
7/23	12,580	11,003
8/23	12,460	10,933
9/23	12,108	10,655
10/23	11,891	10,487
11/23	12,542	10,962
12/23	13,034	11,381
1/24	13,062	11,350
2/24	13,126	11,190
3/24	13,326	11,293
4/24	12,982	11,008
5/24	13,262	11,194
6/24	13,395	11,300
7/24	13,675	11,564
8/24	13,910	11,731
9/24	14,098	11,888
10/24	13,829	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	16.30%	2.74%	3.29%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039351
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-4
Trading Symbol	PFILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $14,087	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,065	10,071
12/14	10,014	10,080
1/15	10,046	10,292
2/15	10,175	10,195
3/15	10,165	10,242
4/15	10,197	10,206
5/15	10,222	10,181
6/15	10,082	10,070
7/15	10,113	10,140
8/15	9,874	10,125
9/15	9,791	10,194
10/15	10,013	10,196
11/15	9,981	10,169
12/15	9,833	10,136
1/16	9,712	10,275
2/16	9,719	10,348
3/16	10,027	10,443
4/16	10,132	10,483
5/16	10,170	10,486
6/16	10,284	10,674
7/16	10,448	10,742
8/16	10,492	10,730
9/16	10,511	10,723
10/16	10,418	10,641
11/16	10,362	10,390
12/16	10,464	10,404
1/17	10,570	10,425
2/17	10,702	10,495
3/17	10,702	10,489
4/17	10,782	10,570
5/17	10,872	10,651
6/17	10,871	10,641
7/17	10,978	10,687
8/17	11,022	10,782
9/17	11,083	10,731
10/17	11,135	10,737
11/17	11,206	10,723
12/17	11,277	10,773
1/18	11,350	10,649
2/18	11,150	10,548
3/18	11,133	10,615
4/18	11,135	10,536
5/18	11,191	10,611
6/18	11,212	10,598
7/18	11,299	10,601
8/18	11,377	10,669
9/18	11,353	10,600
10/18	11,102	10,517
11/18	11,156	10,579
12/18	10,991	10,774
1/19	11,342	10,888
2/19	11,441	10,882
3/19	11,589	11,091
4/19	11,728	11,094
5/19	11,642	11,291
6/19	11,911	11,432
7/19	11,972	11,458
8/19	12,054	11,755
9/19	12,109	11,692
10/19	12,192	11,727
11/19	12,277	11,721
12/19	12,394	11,713
1/20	12,466	11,938
2/20	12,208	12,153
3/20	11,295	12,082
4/20	11,824	12,297
5/20	12,041	12,354
6/20	12,167	12,432
7/20	12,494	12,617
8/20	12,668	12,515
9/20	12,543	12,509
10/20	12,467	12,453
11/20	12,997	12,575
12/20	13,219	12,592
1/21	13,148	12,502
2/21	13,199	12,321
3/21	13,304	12,168
4/21	13,603	12,264
5/21	13,695	12,304
6/21	13,809	12,390
7/21	13,943	12,529
8/21	14,027	12,505
9/21	13,781	12,397
10/21	14,012	12,393
11/21	13,838	12,430
12/21	14,067	12,398
1/22	13,690	12,131
2/22	13,438	11,996
3/22	13,377	11,662
4/22	12,770	11,220
5/22	12,832	11,292
6/22	12,248	11,115
7/22	12,784	11,387
8/22	12,438	11,065
9/22	11,769	10,587
10/22	11,864	10,450
11/22	12,356	10,834
12/22	12,168	10,785
1/23	12,652	11,117
2/23	12,342	10,829
3/23	12,535	11,104
4/23	12,639	11,172
5/23	12,519	11,050
6/23	12,680	11,011
7/23	12,796	11,003
8/23	12,665	10,933
9/23	12,321	10,655
10/23	12,091	10,487
11/23	12,755	10,962
12/23	13,268	11,381
1/24	13,299	11,350
2/24	13,354	11,190
3/24	13,559	11,293
4/24	13,212	11,008
5/24	13,511	11,194
6/24	13,636	11,300
7/24	13,924	11,564
8/24	14,165	11,731
9/24	14,370	11,888
10/24	14,087	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	16.51%	2.93%	3.49%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039352
Shareholder Report [Line Items]
Fund Name	SAM Flexible Income Portfolio
Class Name	R-5
Trading Symbol	PFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income and benefited from spread tightening in the risk-on market, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to U.S. high yield bonds, which also outperformed core fixed income and benefited from spread tightening in the risk-on market, positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, security selection in preferred securities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $14,267	Bloomberg U.S. Aggregate Bond Index $11,593
10/14	10,000	10,000
11/14	10,074	10,071
12/14	10,024	10,080
1/15	10,057	10,292
2/15	10,187	10,195
3/15	10,171	10,242
4/15	10,204	10,206
5/15	10,230	10,181
6/15	10,099	10,070
7/15	10,131	10,140
8/15	9,892	10,125
9/15	9,802	10,194
10/15	10,026	10,196
11/15	10,003	10,169
12/15	9,856	10,136
1/16	9,736	10,275
2/16	9,744	10,348
3/16	10,045	10,443
4/16	10,152	10,483
5/16	10,191	10,486
6/16	10,306	10,674
7/16	10,480	10,742
8/16	10,518	10,730
9/16	10,538	10,723
10/16	10,454	10,641
11/16	10,390	10,390
12/16	10,494	10,404
1/17	10,610	10,425
2/17	10,743	10,495
3/17	10,736	10,489
4/17	10,826	10,570
5/17	10,908	10,651
6/17	10,909	10,641
7/17	11,026	10,687
8/17	11,062	10,782
9/17	11,124	10,731
10/17	11,187	10,737
11/17	11,250	10,723
12/17	11,323	10,773
1/18	11,397	10,649
2/18	11,197	10,548
3/18	11,190	10,615
4/18	11,193	10,536
5/18	11,251	10,611
6/18	11,264	10,598
7/18	11,353	10,601
8/18	11,432	10,669
9/18	11,409	10,600
10/18	11,158	10,517
11/18	11,213	10,579
12/18	11,048	10,774
1/19	11,402	10,888
2/19	11,503	10,882
3/19	11,653	11,091
4/19	11,794	11,094
5/19	11,718	11,291
6/19	11,980	11,432
7/19	12,045	11,458
8/19	12,128	11,755
9/19	12,195	11,692
10/19	12,270	11,727
11/19	12,357	11,721
12/19	12,485	11,713
1/20	12,559	11,938
2/20	12,291	12,153
3/20	11,372	12,082
4/20	11,906	12,297
5/20	12,126	12,354
6/20	12,254	12,432
7/20	12,595	12,617
8/20	12,762	12,515
9/20	12,638	12,509
10/20	12,562	12,453
11/20	13,097	12,575
12/20	13,323	12,592
1/21	13,253	12,502
2/21	13,296	12,321
3/21	13,413	12,168
4/21	13,705	12,264
5/21	13,800	12,304
6/21	13,927	12,390
7/21	14,053	12,529
8/21	14,139	12,505
9/21	13,892	12,397
10/21	14,127	12,393
11/21	13,963	12,430
12/21	14,185	12,398
1/22	13,817	12,131
2/22	13,564	11,996
3/22	13,493	11,662
4/22	12,891	11,220
5/22	12,956	11,292
6/22	12,367	11,115
7/22	12,899	11,387
8/22	12,561	11,065
9/22	11,876	10,587
10/22	11,985	10,450
11/22	12,472	10,834
12/22	12,294	10,785
1/23	12,784	11,117
2/23	12,472	10,829
3/23	12,669	11,104
4/23	12,775	11,172
5/23	12,655	11,050
6/23	12,819	11,011
7/23	12,927	11,003
8/23	12,807	10,933
9/23	12,448	10,655
10/23	12,228	10,487
11/23	12,902	10,962
12/23	13,411	11,381
1/24	13,455	11,350
2/24	13,513	11,190
3/24	13,723	11,293
4/24	13,373	11,008
5/24	13,665	11,194
6/24	13,804	11,300
7/24	14,098	11,564
8/24	14,342	11,731
9/24	14,540	11,888
10/24	14,267	11,593

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	16.67%	3.06%	3.62%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark, Bloomberg U.S. Aggregate Bond Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,352,136,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 6,555,000
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,352,136 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$6,555
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.04%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038730
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class A
Trading Symbol	SACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $21,641	Russell 3000 Index $32,298
10/14	9,449	10,000
11/14	9,610	10,242
12/14	9,569	10,242
1/15	9,388	9,957
2/15	9,814	10,534
3/15	9,754	10,427
4/15	9,773	10,474
5/15	9,884	10,619
6/15	9,736	10,441
7/15	9,796	10,616
8/15	9,208	9,975
9/15	8,990	9,684
10/15	9,537	10,449
11/15	9,555	10,507
12/15	9,360	10,291
1/16	8,858	9,711
2/16	8,779	9,707
3/16	9,349	10,391
4/16	9,392	10,455
5/16	9,497	10,642
6/16	9,476	10,664
7/16	9,814	11,087
8/16	9,846	11,116
9/16	9,888	11,133
10/16	9,635	10,892
11/16	9,756	11,380
12/16	9,895	11,602
1/17	10,158	11,820
2/17	10,426	12,260
3/17	10,497	12,268
4/17	10,667	12,398
5/17	10,815	12,525
6/17	10,886	12,638
7/17	11,165	12,876
8/17	11,248	12,901
9/17	11,499	13,216
10/17	11,691	13,504
11/17	11,905	13,914
12/17	12,041	14,053
1/18	12,597	14,794
2/18	12,082	14,249
3/18	11,959	13,963
4/18	12,006	14,016
5/18	12,117	14,412
6/18	12,059	14,506
7/18	12,375	14,987
8/18	12,503	15,514
9/18	12,486	15,539
10/18	11,591	14,395
11/18	11,796	14,683
12/18	10,966	13,317
1/19	11,814	14,460
2/19	12,118	14,968
3/19	12,295	15,187
4/19	12,719	15,793
5/19	12,090	14,771
6/19	12,797	15,809
7/19	12,882	16,044
8/19	12,698	15,717
9/19	12,917	15,993
10/19	13,200	16,337
11/19	13,497	16,958
12/19	13,911	17,447
1/20	13,830	17,428
2/20	12,781	16,002
3/20	10,831	13,801
4/20	12,027	15,629
5/20	12,589	16,465
6/20	12,907	16,841
7/20	13,653	17,797
8/20	14,355	19,087
9/20	13,941	18,392
10/20	13,719	17,995
11/20	15,278	20,184
12/20	16,013	21,092
1/21	15,867	20,998
2/21	16,413	21,654
3/21	16,905	22,431
4/21	17,727	23,587
5/21	17,943	23,695
6/21	18,227	24,279
7/21	18,396	24,689
8/21	18,765	25,393
9/21	17,973	24,254
10/21	18,888	25,894
11/21	18,412	25,500
12/21	19,123	26,504
1/22	18,071	24,945
2/22	17,474	24,317
3/22	17,789	25,105
4/22	16,323	22,852
5/22	16,455	22,822
6/22	15,138	20,912
7/22	16,331	22,874
8/22	15,676	22,021
9/22	14,218	19,979
10/22	15,113	21,617
11/22	16,248	22,745
12/22	15,475	21,414
1/23	16,553	22,888
2/23	16,028	22,353
3/23	16,354	22,951
4/23	16,626	23,196
5/23	16,445	23,286
6/23	17,441	24,876
7/23	17,994	25,768
8/23	17,614	25,270
9/23	16,834	24,067
10/23	16,408	23,429
11/23	17,894	25,613
12/23	18,791	26,972
1/24	18,937	27,271
2/24	19,753	28,747
3/24	20,367	29,674
4/24	19,606	28,369
5/24	20,395	29,709
6/24	20,706	30,629
7/24	21,146	31,198
8/24	21,632	31,877
9/24	22,008	32,537
10/24	21,641	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	31.89%	10.39%	8.64%
Class A Shares Including Sales Charge	24.66%	9.15%	8.03%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038732
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class C
Trading Symbol	SWHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.39%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $21,531	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,162	10,242
12/14	10,116	10,242
1/15	9,916	9,957
2/15	10,362	10,534
3/15	10,288	10,427
4/15	10,304	10,474
5/15	10,414	10,619
6/15	10,252	10,441
7/15	10,309	10,616
8/15	9,686	9,975
9/15	9,450	9,684
10/15	10,016	10,449
11/15	10,032	10,507
12/15	9,820	10,291
1/16	9,292	9,711
2/16	9,196	9,707
3/16	9,790	10,391
4/16	9,826	10,455
5/16	9,928	10,642
6/16	9,904	10,664
7/16	10,252	11,087
8/16	10,276	11,116
9/16	10,318	11,133
10/16	10,042	10,892
11/16	10,168	11,380
12/16	10,301	11,602
1/17	10,573	11,820
2/17	10,846	12,260
3/17	10,914	12,268
4/17	11,076	12,398
5/17	11,224	12,525
6/17	11,292	12,638
7/17	11,578	12,876
8/17	11,652	12,901
9/17	11,906	13,216
10/17	12,098	13,504
11/17	12,309	13,914
12/17	12,444	14,053
1/18	13,013	14,794
2/18	12,470	14,249
3/18	12,331	13,963
4/18	12,377	14,016
5/18	12,483	14,412
6/18	12,411	14,506
7/18	12,728	14,987
8/18	12,854	15,514
9/18	12,834	15,539
10/18	11,901	14,395
11/18	12,106	14,683
12/18	11,245	13,317
1/19	12,112	14,460
2/19	12,412	14,968
3/19	12,582	15,187
4/19	13,012	15,793
5/19	12,355	14,771
6/19	13,076	15,809
7/19	13,149	16,044
8/19	12,947	15,717
9/19	13,165	15,993
10/19	13,449	16,337
11/19	13,749	16,958
12/19	14,150	17,447
1/20	14,057	17,428
2/20	12,985	16,002
3/20	11,001	13,801
4/20	12,200	15,629
5/20	12,766	16,465
6/20	13,078	16,841
7/20	13,829	17,797
8/20	14,530	19,087
9/20	14,108	18,392
10/20	13,872	17,995
11/20	15,434	20,184
12/20	16,163	21,092
1/21	16,005	20,998
2/21	16,549	21,654
3/21	17,032	22,431
4/21	17,847	23,587
5/21	18,058	23,695
6/21	18,330	24,279
7/21	18,487	24,689
8/21	18,847	25,393
9/21	18,040	24,254
10/21	18,943	25,894
11/21	18,461	25,500
12/21	19,154	26,504
1/22	18,093	24,945
2/22	17,477	24,317
3/22	17,790	25,105
4/22	16,312	22,852
5/22	16,435	22,822
6/22	15,109	20,912
7/22	16,284	22,874
8/22	15,621	22,021
9/22	14,152	19,979
10/22	15,043	21,617
11/22	16,165	22,745
12/22	15,396	21,414
1/23	16,469	22,888
2/23	15,946	22,353
3/23	16,271	22,951
4/23	16,541	23,196
5/23	16,361	23,286
6/23	17,352	24,876
7/23	17,902	25,768
8/23	17,523	25,270
9/23	16,748	24,067
10/23	16,325	23,429
11/23	17,803	25,613
12/23	18,695	26,972
1/24	18,840	27,271
2/24	19,652	28,747
3/24	20,263	29,674
4/24	19,506	28,369
5/24	20,290	29,709
6/24	20,600	30,629
7/24	21,038	31,198
8/24	21,522	31,877
9/24	21,895	32,537
10/24	21,531	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	30.84%	9.51%	7.97%
Class C Shares Including Sales Charge	29.84%	9.51%	7.97%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039359
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Class J
Trading Symbol	PSWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $23,248	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,165	10,242
12/14	10,126	10,242
1/15	9,935	9,957
2/15	10,388	10,534
3/15	10,322	10,427
4/15	10,342	10,474
5/15	10,463	10,619
6/15	10,307	10,441
7/15	10,372	10,616
8/15	9,748	9,975
9/15	9,517	9,684
10/15	10,096	10,449
11/15	10,116	10,507
12/15	9,913	10,291
1/16	9,382	9,711
2/16	9,296	9,707
3/16	9,907	10,391
4/16	9,948	10,455
5/16	10,063	10,642
6/16	10,046	10,664
7/16	10,404	11,087
8/16	10,438	11,116
9/16	10,484	11,133
10/16	10,219	10,892
11/16	10,352	11,380
12/16	10,492	11,602
1/17	10,780	11,820
2/17	11,068	12,260
3/17	11,140	12,268
4/17	11,320	12,398
5/17	11,476	12,525
6/17	11,554	12,638
7/17	11,854	12,876
8/17	11,944	12,901
9/17	12,214	13,216
10/17	12,418	13,504
11/17	12,646	13,914
12/17	12,798	14,053
1/18	13,390	14,794
2/18	12,843	14,249
3/18	12,708	13,963
4/18	12,766	14,016
5/18	12,882	14,412
6/18	12,824	14,506
7/18	13,159	14,987
8/18	13,300	15,514
9/18	13,287	15,539
10/18	12,335	14,395
11/18	12,554	14,683
12/18	11,669	13,317
1/19	12,579	14,460
2/19	12,901	14,968
3/19	13,097	15,187
4/19	13,552	15,793
5/19	12,877	14,771
6/19	13,639	15,809
7/19	13,725	16,044
8/19	13,529	15,717
9/19	13,772	15,993
10/19	14,070	16,337
11/19	14,392	16,958
12/19	14,838	17,447
1/20	14,748	17,428
2/20	13,629	16,002
3/20	11,555	13,801
4/20	12,830	15,629
5/20	13,431	16,465
6/20	13,777	16,841
7/20	14,575	17,797
8/20	15,324	19,087
9/20	14,888	18,392
10/20	14,649	17,995
11/20	16,311	20,184
12/20	17,097	21,092
1/21	16,942	20,998
2/21	17,535	21,654
3/21	18,059	22,431
4/21	18,936	23,587
5/21	19,168	23,695
6/21	19,486	24,279
7/21	19,666	24,689
8/21	20,061	25,393
9/21	19,219	24,254
10/21	20,199	25,894
11/21	19,692	25,500
12/21	20,449	26,504
1/22	19,332	24,945
2/22	18,689	24,317
3/22	19,034	25,105
4/22	17,470	22,852
5/22	17,610	22,822
6/22	16,204	20,912
7/22	17,479	22,874
8/22	16,781	22,021
9/22	15,227	19,979
10/22	16,186	21,617
11/22	17,405	22,745
12/22	16,574	21,414
1/23	17,732	22,888
2/23	17,168	22,353
3/23	17,527	22,951
4/23	17,814	23,196
5/23	17,619	23,286
6/23	18,694	24,876
7/23	19,289	25,768
8/23	18,889	25,270
9/23	18,049	24,067
10/23	17,598	23,429
11/23	19,186	25,613
12/23	20,152	26,972
1/24	20,318	27,271
2/24	21,201	28,747
3/24	21,856	29,674
4/24	21,045	28,369
5/24	21,897	29,709
6/24	22,230	30,629
7/24	22,707	31,198
8/24	23,227	31,877
9/24	23,642	32,537
10/24	23,248	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	32.10%	10.56%	8.80%
Class J Shares Including Sales Charge	31.10%	10.56%	8.80%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038733
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	Institutional
Trading Symbol	PSWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $23,663	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,168	10,242
12/14	10,130	10,242
1/15	9,940	9,957
2/15	10,395	10,534
3/15	10,335	10,427
4/15	10,360	10,474
5/15	10,480	10,619
6/15	10,325	10,441
7/15	10,395	10,616
8/15	9,770	9,975
9/15	9,545	9,684
10/15	10,125	10,449
11/15	10,150	10,507
12/15	9,949	10,291
1/16	9,415	9,711
2/16	9,329	9,707
3/16	9,943	10,391
4/16	9,989	10,455
5/16	10,104	10,642
6/16	10,087	10,664
7/16	10,448	11,087
8/16	10,483	11,116
9/16	10,534	11,133
10/16	10,270	10,892
11/16	10,402	11,380
12/16	10,551	11,602
1/17	10,838	11,820
2/17	11,125	12,260
3/17	11,208	12,268
4/17	11,388	12,398
5/17	11,549	12,525
6/17	11,627	12,638
7/17	11,931	12,876
8/17	12,021	12,901
9/17	12,290	13,216
10/17	12,505	13,504
11/17	12,732	13,914
12/17	12,885	14,053
1/18	13,482	14,794
2/18	12,937	14,249
3/18	12,802	13,963
4/18	12,860	14,016
5/18	12,981	14,412
6/18	12,924	14,506
7/18	13,264	14,987
8/18	13,405	15,514
9/18	13,392	15,539
10/18	12,436	14,395
11/18	12,661	14,683
12/18	11,771	13,317
1/19	12,686	14,460
2/19	13,014	14,968
3/19	13,209	15,187
4/19	13,670	15,793
5/19	12,998	14,771
6/19	13,764	15,809
7/19	13,858	16,044
8/19	13,663	15,717
9/19	13,905	15,993
10/19	14,210	16,337
11/19	14,538	16,958
12/19	14,988	17,447
1/20	14,898	17,428
2/20	13,774	16,002
3/20	11,674	13,801
4/20	12,970	15,629
5/20	13,577	16,465
6/20	13,930	16,841
7/20	14,742	17,797
8/20	15,497	19,087
9/20	15,054	18,392
10/20	14,816	17,995
11/20	16,506	20,184
12/20	17,304	21,092
1/21	17,150	20,998
2/21	17,750	21,654
3/21	18,281	22,431
4/21	19,173	23,587
5/21	19,412	23,695
6/21	19,730	24,279
7/21	19,918	24,689
8/21	20,321	25,393
9/21	19,472	24,254
10/21	20,467	25,894
11/21	19,961	25,500
12/21	20,729	26,504
1/22	19,596	24,945
2/22	18,946	24,317
3/22	19,299	25,105
4/22	17,720	22,852
5/22	17,869	22,822
6/22	16,438	20,912
7/22	17,739	22,874
8/22	17,023	22,021
9/22	15,445	19,979
10/22	16,429	21,617
11/22	17,664	22,745
12/22	16,826	21,414
1/23	18,002	22,888
2/23	17,440	22,353
3/23	17,798	22,951
4/23	18,104	23,196
5/23	17,900	23,286
6/23	18,994	24,876
7/23	19,597	25,768
8/23	19,198	25,270
9/23	18,350	24,067
10/23	17,890	23,429
11/23	19,515	25,613
12/23	20,498	26,972
1/24	20,674	27,271
2/24	21,567	28,747
3/24	22,231	29,674
4/24	21,422	28,369
5/24	22,283	29,709
6/24	22,625	30,629
7/24	23,113	31,198
8/24	23,643	31,877
9/24	24,068	32,537
10/24	23,663	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	32.27%	10.74%	9.00%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000039356
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-1
Trading Symbol	PSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $21,643	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,161	10,242
12/14	10,112	10,242
1/15	9,916	9,957
2/15	10,370	10,534
3/15	10,299	10,427
4/15	10,314	10,474
5/15	10,425	10,619
6/15	10,264	10,441
7/15	10,324	10,616
8/15	9,699	9,975
9/15	9,467	9,684
10/15	10,037	10,449
11/15	10,052	10,507
12/15	9,844	10,291
1/16	9,315	9,711
2/16	9,223	9,707
3/16	9,821	10,391
4/16	9,861	10,455
5/16	9,964	10,642
6/16	9,941	10,664
7/16	10,292	11,087
8/16	10,321	11,116
9/16	10,361	11,133
10/16	10,091	10,892
11/16	10,212	11,380
12/16	10,354	11,602
1/17	10,627	11,820
2/17	10,906	12,260
3/17	10,971	12,268
4/17	11,143	12,398
5/17	11,291	12,525
6/17	11,362	12,638
7/17	11,647	12,876
8/17	11,724	12,901
9/17	11,985	13,216
10/17	12,181	13,504
11/17	12,394	13,914
12/17	12,534	14,053
1/18	13,106	14,794
2/18	12,566	14,249
3/18	12,427	13,963
4/18	12,478	14,016
5/18	12,584	14,412
6/18	12,515	14,506
7/18	12,842	14,987
8/18	12,968	15,514
9/18	12,942	15,539
10/18	12,006	14,395
11/18	12,220	14,683
12/18	11,352	13,317
1/19	12,230	14,460
2/19	12,532	14,968
3/19	12,714	15,187
4/19	13,145	15,793
5/19	12,487	14,771
6/19	13,213	15,809
7/19	13,296	16,044
8/19	13,092	15,717
9/19	13,319	15,993
10/19	13,606	16,337
11/19	13,909	16,958
12/19	14,324	17,447
1/20	14,229	17,428
2/20	13,150	16,002
3/20	11,134	13,801
4/20	12,363	15,629
5/20	12,930	16,465
6/20	13,260	16,841
7/20	13,977	17,797
8/20	14,686	19,087
9/20	14,261	18,392
10/20	14,024	17,995
11/20	15,607	20,184
12/20	16,351	21,092
1/21	16,197	20,998
2/21	16,749	21,654
3/21	17,244	22,431
4/21	18,072	23,587
5/21	18,283	23,695
6/21	18,567	24,279
7/21	18,729	24,689
8/21	19,094	25,393
9/21	18,283	24,254
10/21	19,208	25,894
11/21	18,713	25,500
12/21	19,422	26,504
1/22	18,349	24,945
2/22	17,730	24,317
3/22	18,052	25,105
4/22	16,552	22,852
5/22	16,683	22,822
6/22	15,340	20,912
7/22	16,535	22,874
8/22	15,863	22,021
9/22	14,381	19,979
10/22	15,279	21,617
11/22	16,422	22,745
12/22	15,628	21,414
1/23	16,713	22,888
2/23	16,180	22,353
3/23	16,504	22,951
4/23	16,770	23,196
5/23	16,570	23,286
6/23	17,570	24,876
7/23	18,122	25,768
8/23	17,731	25,270
9/23	16,942	24,067
10/23	16,504	23,429
11/23	17,988	25,613
12/23	18,882	26,972
1/24	19,025	27,271
2/24	19,831	28,747
3/24	20,435	29,674
4/24	19,668	28,369
5/24	20,445	29,709
6/24	20,751	30,629
7/24	21,173	31,198
8/24	21,653	31,877
9/24	22,017	32,537
10/24	21,643	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	31.14%	9.73%	8.03%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039355
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-3
Trading Symbol	PSGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $22,386	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,165	10,242
12/14	10,123	10,242
1/15	9,926	9,957
2/15	10,380	10,534
3/15	10,309	10,427
4/15	10,329	10,474
5/15	10,445	10,619
6/15	10,289	10,441
7/15	10,349	10,616
8/15	9,725	9,975
9/15	9,498	9,684
10/15	10,072	10,449
11/15	10,087	10,507
12/15	9,885	10,291
1/16	9,349	9,711
2/16	9,263	9,707
3/16	9,868	10,391
4/16	9,908	10,455
5/16	10,017	10,642
6/16	9,994	10,664
7/16	10,351	11,087
8/16	10,380	11,116
9/16	10,426	11,133
10/16	10,156	10,892
11/16	10,282	11,380
12/16	10,421	11,602
1/17	10,701	11,820
2/17	10,981	12,260
3/17	11,053	12,268
4/17	11,226	12,398
5/17	11,381	12,525
6/17	11,452	12,638
7/17	11,750	12,876
8/17	11,828	12,901
9/17	12,096	13,216
10/17	12,293	13,504
11/17	12,513	13,914
12/17	12,661	14,053
1/18	13,241	14,794
2/18	12,699	14,249
3/18	12,559	13,963
4/18	12,610	14,016
5/18	12,725	14,412
6/18	12,661	14,506
7/18	12,992	14,987
8/18	13,126	15,514
9/18	13,107	15,539
10/18	12,158	14,395
11/18	12,375	14,683
12/18	11,501	13,317
1/19	12,391	14,460
2/19	12,700	14,968
3/19	12,894	15,187
4/19	13,335	15,793
5/19	12,669	14,771
6/19	13,412	15,809
7/19	13,497	16,044
8/19	13,296	15,717
9/19	13,528	15,993
10/19	13,822	16,337
11/19	14,132	16,958
12/19	14,563	17,447
1/20	14,466	17,428
2/20	13,374	16,002
3/20	11,329	13,801
4/20	12,574	15,629
5/20	13,164	16,465
6/20	13,496	16,841
7/20	14,272	17,797
8/20	15,000	19,087
9/20	14,571	18,392
10/20	14,329	17,995
11/20	15,954	20,184
12/20	16,719	21,092
1/21	16,559	20,998
2/21	17,131	21,654
3/21	17,643	22,431
4/21	18,492	23,587
5/21	18,710	23,695
6/21	19,013	24,279
7/21	19,181	24,689
8/21	19,559	25,393
9/21	18,735	24,254
10/21	19,685	25,894
11/21	19,189	25,500
12/21	19,919	26,504
1/22	18,821	24,945
2/22	18,195	24,317
3/22	18,521	25,105
4/22	16,997	22,852
5/22	17,124	22,822
6/22	15,754	20,912
7/22	16,988	22,874
8/22	16,298	22,021
9/22	14,783	19,979
10/22	15,708	21,617
11/22	16,888	22,745
12/22	16,081	21,414
1/23	17,196	22,888
2/23	16,648	22,353
3/23	16,987	22,951
4/23	17,265	23,196
5/23	17,066	23,286
6/23	18,101	24,876
7/23	18,669	25,768
8/23	18,280	25,270
9/23	17,464	24,067
10/23	17,017	23,429
11/23	18,549	25,613
12/23	19,481	26,972
1/24	19,632	27,271
2/24	20,476	28,747
3/24	21,099	29,674
4/24	20,315	28,369
5/24	21,130	29,709
6/24	21,441	30,629
7/24	21,894	31,198
8/24	22,386	31,877
9/24	22,778	32,537
10/24	22,386	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	31.55%	10.12%	8.39%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039357
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-4
Trading Symbol	PSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $22,817	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,169	10,242
12/14	10,124	10,242
1/15	9,933	9,957
2/15	10,389	10,534
3/15	10,319	10,427
4/15	10,344	10,474
5/15	10,460	10,619
6/15	10,304	10,441
7/15	10,369	10,616
8/15	9,743	9,975
9/15	9,512	9,684
10/15	10,089	10,449
11/15	10,109	10,507
12/15	9,906	10,291
1/16	9,372	9,711
2/16	9,286	9,707
3/16	9,894	10,391
4/16	9,935	10,455
5/16	10,044	10,642
6/16	10,026	10,664
7/16	10,388	11,087
8/16	10,416	11,116
9/16	10,462	11,133
10/16	10,193	10,892
11/16	10,325	11,380
12/16	10,469	11,602
1/17	10,749	11,820
2/17	11,034	12,260
3/17	11,106	12,268
4/17	11,284	12,398
5/17	11,439	12,525
6/17	11,516	12,638
7/17	11,808	12,876
8/17	11,897	12,901
9/17	12,165	13,216
10/17	12,367	13,504
11/17	12,594	13,914
12/17	12,737	14,053
1/18	13,324	14,794
2/18	12,782	14,249
3/18	12,648	13,963
4/18	12,699	14,016
5/18	12,814	14,412
6/18	12,750	14,506
7/18	13,088	14,987
8/18	13,222	15,514
9/18	13,202	15,539
10/18	12,253	14,395
11/18	12,476	14,683
12/18	11,592	13,317
1/19	12,490	14,460
2/19	12,808	14,968
3/19	13,001	15,187
4/19	13,451	15,793
5/19	12,785	14,771
6/19	13,536	15,809
7/19	13,621	16,044
8/19	13,420	15,717
9/19	13,660	15,993
10/19	13,954	16,337
11/19	14,271	16,958
12/19	14,710	17,447
1/20	14,613	17,428
2/20	13,512	16,002
3/20	11,447	13,801
4/20	12,710	15,629
5/20	13,301	16,465
6/20	13,641	16,841
7/20	14,435	17,797
8/20	15,171	19,087
9/20	14,734	18,392
10/20	14,499	17,995
11/20	16,143	20,184
12/20	16,919	21,092
1/21	16,767	20,998
2/21	17,340	21,654
3/21	17,863	22,431
4/21	18,732	23,587
5/21	18,951	23,695
6/21	19,255	24,279
7/21	19,432	24,689
8/21	19,820	25,393
9/21	18,985	24,254
10/21	19,955	25,894
11/21	19,449	25,500
12/21	20,191	26,504
1/22	19,093	24,945
2/22	18,449	24,317
3/22	18,794	25,105
4/22	17,242	22,852
5/22	17,378	22,822
6/22	15,989	20,912
7/22	17,251	22,874
8/22	16,552	22,021
9/22	15,009	19,979
10/22	15,953	21,617
11/22	17,151	22,745
12/22	16,331	21,414
1/23	17,476	22,888
2/23	16,918	22,353
3/23	17,267	22,951
4/23	17,555	23,196
5/23	17,356	23,286
6/23	18,412	24,876
7/23	18,989	25,768
8/23	18,591	25,270
9/23	17,765	24,067
10/23	17,316	23,429
11/23	18,880	25,613
12/23	19,833	26,972
1/24	19,994	27,271
2/24	20,851	28,747
3/24	21,486	29,674
4/24	20,690	28,369
5/24	21,517	29,709
6/24	21,849	30,629
7/24	22,303	31,198
8/24	22,817	31,877
9/24	23,211	32,537
10/24	22,817	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	31.77%	10.34%	8.60%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000039358
Shareholder Report [Line Items]
Fund Name	SAM Strategic Growth Portfolio
Class Name	R-5
Trading Symbol	PSGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The SAM Portfolios operate as funds of funds. It generally invests: between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their smaller cap counterparts, aided performance for the year. Lastly, relative to the blended benchmark, the Fund's allocation of neutral to equity, underweight to fixed income, and overweight to alternative and specialty securities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $23,097	Russell 3000 Index $32,298
10/14	10,000	10,000
11/14	10,169	10,242
12/14	10,127	10,242
1/15	9,941	9,957
2/15	10,393	10,534
3/15	10,328	10,427
4/15	10,348	10,474
5/15	10,469	10,619
6/15	10,313	10,441
7/15	10,378	10,616
8/15	9,754	9,975
9/15	9,523	9,684
10/15	10,107	10,449
11/15	10,122	10,507
12/15	9,922	10,291
1/16	9,392	9,711
2/16	9,299	9,707
3/16	9,910	10,391
4/16	9,956	10,455
5/16	10,066	10,642
6/16	10,048	10,664
7/16	10,406	11,087
8/16	10,440	11,116
9/16	10,486	11,133
10/16	10,221	10,892
11/16	10,348	11,380
12/16	10,497	11,602
1/17	10,778	11,820
2/17	11,066	12,260
3/17	11,144	12,268
4/17	11,317	12,398
5/17	11,479	12,525
6/17	11,551	12,638
7/17	11,850	12,876
8/17	11,940	12,901
9/17	12,210	13,216
10/17	12,413	13,504
11/17	12,641	13,914
12/17	12,790	14,053
1/18	13,380	14,794
2/18	12,835	14,249
3/18	12,700	13,963
4/18	12,758	14,016
5/18	12,873	14,412
6/18	12,809	14,506
7/18	13,149	14,987
8/18	13,284	15,514
9/18	13,271	15,539
10/18	12,315	14,395
11/18	12,540	14,683
12/18	11,656	13,317
1/19	12,562	14,460
2/19	12,882	14,968
3/19	13,070	15,187
4/19	13,531	15,793
5/19	12,859	14,771
6/19	13,609	15,809
7/19	13,702	16,044
8/19	13,499	15,717
9/19	13,742	15,993
10/19	14,038	16,337
11/19	14,359	16,958
12/19	14,802	17,447
1/20	14,712	17,428
2/20	13,598	16,002
3/20	11,527	13,801
4/20	12,796	15,629
5/20	13,394	16,465
6/20	13,738	16,841
7/20	14,540	17,797
8/20	15,277	19,087
9/20	14,843	18,392
10/20	14,605	17,995
11/20	16,267	20,184
12/20	17,044	21,092
1/21	16,891	20,998
2/21	17,480	21,654
3/21	18,001	22,431
4/21	18,880	23,587
5/21	19,102	23,695
6/21	19,418	24,279
7/21	19,598	24,689
8/21	19,990	25,393
9/21	19,145	24,254
10/21	20,127	25,894
11/21	19,623	25,500
12/21	20,372	26,504
1/22	19,263	24,945
2/22	18,616	24,317
3/22	18,958	25,105
4/22	17,396	22,852
5/22	17,544	22,822
6/22	16,139	20,912
7/22	17,414	22,874
8/22	16,712	22,021
9/22	15,159	19,979
10/22	16,111	21,617
11/22	17,322	22,745
12/22	16,502	21,414
1/23	17,650	22,888
2/23	17,091	22,353
3/23	17,447	22,951
4/23	17,732	23,196
5/23	17,539	23,286
6/23	18,605	24,876
7/23	19,195	25,768
8/23	18,799	25,270
9/23	17,965	24,067
10/23	17,508	23,429
11/23	19,093	25,613
12/23	20,049	26,972
1/24	20,213	27,271
2/24	21,089	28,747
3/24	21,737	29,674
4/24	20,934	28,369
5/24	21,768	29,709
6/24	22,108	30,629
7/24	22,571	31,198
8/24	23,086	31,877
9/24	23,498	32,537
10/24	23,097	32,298

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	31.92%	10.47%	8.73%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark, Russell 3000 Index, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,267,084,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,002,000
InvestmentCompanyPortfolioTurnover	18.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,267,084 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 18.2% Total Advisory Fees Paid (amount in thousands)$6,002
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.05%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038764
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class A
Trading Symbol	SRHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $11,751	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	9,776	10,000	10,000
11/14	9,794	10,071	10,015
12/14	9,785	10,080	9,985
1/15	9,843	10,292	10,037
2/15	9,827	10,195	10,034
3/15	9,852	10,242	10,055
4/15	9,862	10,206	10,072
5/15	9,862	10,181	10,083
6/15	9,846	10,070	10,066
7/15	9,857	10,140	10,073
8/15	9,835	10,125	10,060
9/15	9,864	10,194	10,091
10/15	9,872	10,196	10,100
11/15	9,858	10,169	10,090
12/15	9,829	10,136	10,070
1/16	9,866	10,275	10,103
2/16	9,877	10,348	10,108
3/16	9,940	10,443	10,185
4/16	9,978	10,483	10,220
5/16	9,974	10,486	10,219
6/16	10,037	10,674	10,284
7/16	10,068	10,742	10,301
8/16	10,074	10,730	10,300
9/16	10,088	10,723	10,310
10/16	10,087	10,641	10,312
11/16	10,034	10,390	10,269
12/16	10,050	10,404	10,282
1/17	10,072	10,425	10,311
2/17	10,110	10,495	10,341
3/17	10,117	10,489	10,349
4/17	10,148	10,570	10,376
5/17	10,180	10,651	10,401
6/17	10,178	10,641	10,405
7/17	10,218	10,687	10,443
8/17	10,241	10,782	10,464
9/17	10,230	10,731	10,461
10/17	10,243	10,737	10,467
11/17	10,224	10,723	10,444
12/17	10,231	10,773	10,453
1/18	10,204	10,649	10,433
2/18	10,184	10,548	10,413
3/18	10,192	10,615	10,420
4/18	10,199	10,536	10,424
5/18	10,225	10,611	10,464
6/18	10,226	10,598	10,464
7/18	10,244	10,601	10,485
8/18	10,282	10,669	10,526
9/18	10,273	10,600	10,530
10/18	10,275	10,517	10,533
11/18	10,278	10,579	10,548
12/18	10,323	10,774	10,624
1/19	10,403	10,888	10,694
2/19	10,430	10,882	10,724
3/19	10,502	11,091	10,802
4/19	10,531	11,094	10,834
5/19	10,595	11,291	10,898
6/19	10,657	11,432	10,968
7/19	10,669	11,458	10,975
8/19	10,751	11,755	11,062
9/19	10,742	11,692	11,070
10/19	10,777	11,727	11,114
11/19	10,778	11,721	11,122
12/19	10,788	11,713	11,157
1/20	10,878	11,938	11,219
2/20	10,947	12,153	11,292
3/20	10,734	12,082	11,079
4/20	10,934	12,297	11,277
5/20	11,020	12,354	11,378
6/20	11,096	12,432	11,443
7/20	11,145	12,617	11,487
8/20	11,156	12,515	11,505
9/20	11,149	12,509	11,502
10/20	11,151	12,453	11,519
11/20	11,187	12,575	11,547
12/20	11,204	12,592	11,568
1/21	11,203	12,502	11,572
2/21	11,166	12,321	11,575
3/21	11,139	12,168	11,565
4/21	11,166	12,264	11,584
5/21	11,183	12,304	11,605
6/21	11,172	12,390	11,592
7/21	11,198	12,529	11,610
8/21	11,187	12,505	11,613
9/21	11,168	12,397	11,609
10/21	11,132	12,393	11,569
11/21	11,104	12,430	11,549
12/21	11,097	12,398	11,548
1/22	11,023	12,131	11,461
2/22	10,949	11,996	11,403
3/22	10,822	11,662	11,264
4/22	10,741	11,220	11,186
5/22	10,742	11,292	11,261
6/22	10,663	11,115	11,161
7/22	10,742	11,387	11,249
8/22	10,667	11,065	11,165
9/22	10,521	10,587	11,015
10/22	10,494	10,450	10,994
11/22	10,615	10,834	11,130
12/22	10,658	10,785	11,155
1/23	10,800	11,117	11,263
2/23	10,739	10,829	11,185
3/23	10,831	11,104	11,303
4/23	10,901	11,172	11,361
5/23	10,881	11,050	11,336
6/23	10,862	11,011	11,316
7/23	10,925	11,003	11,381
8/23	10,962	10,933	11,413
9/23	10,953	10,655	11,401
10/23	10,954	10,487	11,429
11/23	11,116	10,962	11,595
12/23	11,271	11,381	11,744
1/24	11,339	11,350	11,797
2/24	11,311	11,190	11,770
3/24	11,381	11,293	11,830
4/24	11,336	11,008	11,801
5/24	11,430	11,194	11,893
6/24	11,491	11,300	11,953
7/24	11,624	11,564	12,102
8/24	11,730	11,731	12,217
9/24	11,822	11,888	12,326
10/24	11,751	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	7.27%	1.74%	1.86%
Class A Shares Including Sales Charge	4.82%	1.29%	1.63%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038766
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class C
Trading Symbol	STCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $11,193	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,011	10,071	10,015
12/14	9,987	10,080	9,985
1/15	10,038	10,292	10,037
2/15	10,023	10,195	10,034
3/15	10,042	10,242	10,055
4/15	10,036	10,206	10,072
5/15	10,037	10,181	10,083
6/15	10,014	10,070	10,066
7/15	10,016	10,140	10,073
8/15	9,987	10,125	10,060
9/15	10,009	10,194	10,091
10/15	10,000	10,196	10,100
11/15	9,987	10,169	10,090
12/15	9,950	10,136	10,070
1/16	9,980	10,275	10,103
2/16	9,976	10,348	10,108
3/16	10,040	10,443	10,185
4/16	10,062	10,483	10,220
5/16	10,060	10,486	10,219
6/16	10,116	10,674	10,284
7/16	10,140	10,742	10,301
8/16	10,138	10,730	10,300
9/16	10,145	10,723	10,310
10/16	10,137	10,641	10,312
11/16	10,069	10,390	10,269
12/16	10,084	10,404	10,282
1/17	10,099	10,425	10,311
2/17	10,122	10,495	10,341
3/17	10,122	10,489	10,349
4/17	10,145	10,570	10,376
5/17	10,169	10,651	10,401
6/17	10,168	10,641	10,405
7/17	10,192	10,687	10,443
8/17	10,216	10,782	10,464
9/17	10,197	10,731	10,461
10/17	10,194	10,737	10,467
11/17	10,176	10,723	10,444
12/17	10,175	10,773	10,453
1/18	10,140	10,649	10,433
2/18	10,113	10,548	10,413
3/18	10,113	10,615	10,420
4/18	10,105	10,536	10,424
5/18	10,131	10,611	10,464
6/18	10,124	10,598	10,464
7/18	10,126	10,601	10,485
8/18	10,163	10,669	10,526
9/18	10,148	10,600	10,530
10/18	10,134	10,517	10,533
11/18	10,138	10,579	10,548
12/18	10,175	10,774	10,624
1/19	10,237	10,888	10,694
2/19	10,257	10,882	10,724
3/19	10,329	11,091	10,802
4/19	10,349	11,094	10,834
5/19	10,404	11,291	10,898
6/19	10,457	11,432	10,968
7/19	10,452	11,458	10,975
8/19	10,533	11,755	11,062
9/19	10,517	11,692	11,070
10/19	10,543	11,727	11,114
11/19	10,535	11,721	11,122
12/19	10,537	11,713	11,157
1/20	10,608	11,938	11,219
2/20	10,676	12,153	11,292
3/20	10,461	12,082	11,079
4/20	10,649	12,297	11,277
5/20	10,724	12,354	11,378
6/20	10,790	12,432	11,443
7/20	10,829	12,617	11,487
8/20	10,833	12,515	11,505
9/20	10,818	12,509	11,502
10/20	10,812	12,453	11,519
11/20	10,831	12,575	11,547
12/20	10,846	12,592	11,568
1/21	10,838	12,502	11,572
2/21	10,795	12,321	11,575
3/21	10,761	12,168	11,565
4/21	10,778	12,264	11,584
5/21	10,787	12,304	11,605
6/21	10,769	12,390	11,592
7/21	10,778	12,529	11,610
8/21	10,769	12,505	11,613
9/21	10,744	12,397	11,609
10/21	10,693	12,393	11,569
11/21	10,659	12,430	11,549
12/21	10,651	12,398	11,548
1/22	10,565	12,131	11,461
2/22	10,495	11,996	11,403
3/22	10,356	11,662	11,264
4/22	10,270	11,220	11,186
5/22	10,264	11,292	11,261
6/22	10,180	11,115	11,161
7/22	10,247	11,387	11,249
8/22	10,167	11,065	11,165
9/22	10,020	10,587	11,015
10/22	9,987	10,450	10,994
11/22	10,111	10,834	11,130
12/22	10,152	10,785	11,155
1/23	10,288	11,117	11,263
2/23	10,229	10,829	11,185
3/23	10,317	11,104	11,303
4/23	10,383	11,172	11,361
5/23	10,364	11,050	11,336
6/23	10,346	11,011	11,316
7/23	10,406	11,003	11,381
8/23	10,442	10,933	11,413
9/23	10,433	10,655	11,401
10/23	10,434	10,487	11,429
11/23	10,588	10,962	11,595
12/23	10,735	11,381	11,744
1/24	10,800	11,350	11,797
2/24	10,774	11,190	11,770
3/24	10,841	11,293	11,830
4/24	10,798	11,008	11,801
5/24	10,887	11,194	11,893
6/24	10,945	11,300	11,953
7/24	11,072	11,564	12,102
8/24	11,173	11,731	12,217
9/24	11,260	11,888	12,326
10/24	11,193	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	6.17%	0.80%	1.13%
Class C Shares Including Sales Charge	5.17%	0.80%	1.13%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000090493
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Class J
Trading Symbol	PSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $12,029	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,017	10,071	10,015
12/14	10,000	10,080	9,985
1/15	10,057	10,292	10,037
2/15	10,049	10,195	10,034
3/15	10,074	10,242	10,055
4/15	10,074	10,206	10,072
5/15	10,083	10,181	10,083
6/15	10,066	10,070	10,066
7/15	10,077	10,140	10,073
8/15	10,055	10,125	10,060
9/15	10,084	10,194	10,091
10/15	10,083	10,196	10,100
11/15	10,068	10,169	10,090
12/15	10,047	10,136	10,070
1/16	10,076	10,275	10,103
2/16	10,088	10,348	10,108
3/16	10,151	10,443	10,185
4/16	10,190	10,483	10,220
5/16	10,195	10,486	10,219
6/16	10,259	10,674	10,284
7/16	10,290	10,742	10,301
8/16	10,296	10,730	10,300
9/16	10,303	10,723	10,310
10/16	10,301	10,641	10,312
11/16	10,248	10,390	10,269
12/16	10,264	10,404	10,282
1/17	10,295	10,425	10,311
2/17	10,326	10,495	10,341
3/17	10,334	10,489	10,349
4/17	10,365	10,570	10,376
5/17	10,398	10,651	10,401
6/17	10,405	10,641	10,405
7/17	10,437	10,687	10,443
8/17	10,461	10,782	10,464
9/17	10,459	10,731	10,461
10/17	10,464	10,737	10,467
11/17	10,445	10,723	10,444
12/17	10,452	10,773	10,453
1/18	10,433	10,649	10,433
2/18	10,414	10,548	10,413
3/18	10,422	10,615	10,420
4/18	10,421	10,536	10,424
5/18	10,448	10,611	10,464
6/18	10,448	10,598	10,464
7/18	10,467	10,601	10,485
8/18	10,506	10,669	10,526
9/18	10,505	10,600	10,530
10/18	10,498	10,517	10,533
11/18	10,502	10,579	10,548
12/18	10,548	10,774	10,624
1/19	10,629	10,888	10,694
2/19	10,657	10,882	10,724
3/19	10,731	11,091	10,802
4/19	10,760	11,094	10,834
5/19	10,836	11,291	10,898
6/19	10,890	11,432	10,968
7/19	10,902	11,458	10,975
8/19	10,986	11,755	11,062
9/19	10,986	11,692	11,070
10/19	11,014	11,727	11,114
11/19	11,015	11,721	11,122
12/19	11,034	11,713	11,157
1/20	11,118	11,938	11,219
2/20	11,197	12,153	11,292
3/20	10,970	12,082	11,079
4/20	11,176	12,297	11,277
5/20	11,273	12,354	11,378
6/20	11,341	12,432	11,443
7/20	11,392	12,617	11,487
8/20	11,404	12,515	11,505
9/20	11,397	12,509	11,502
10/20	11,398	12,453	11,519
11/20	11,436	12,575	11,547
12/20	11,452	12,592	11,568
1/21	11,452	12,502	11,572
2/21	11,415	12,321	11,575
3/21	11,387	12,168	11,565
4/21	11,415	12,264	11,584
5/21	11,441	12,304	11,605
6/21	11,431	12,390	11,592
7/21	11,449	12,529	11,610
8/21	11,439	12,505	11,613
9/21	11,429	12,397	11,609
10/21	11,384	12,393	11,569
11/21	11,356	12,430	11,549
12/21	11,358	12,398	11,548
1/22	11,273	12,131	11,461
2/22	11,207	11,996	11,403
3/22	11,068	11,662	11,264
4/22	10,985	11,220	11,186
5/22	10,987	11,292	11,261
6/22	10,906	11,115	11,161
7/22	10,986	11,387	11,249
8/22	10,910	11,065	11,165
9/22	10,761	10,587	11,015
10/22	10,733	10,450	10,994
11/22	10,858	10,834	11,130
12/22	10,901	10,785	11,155
1/23	11,047	11,117	11,263
2/23	10,985	10,829	11,185
3/23	11,080	11,104	11,303
4/23	11,151	11,172	11,361
5/23	11,131	11,050	11,336
6/23	11,111	11,011	11,316
7/23	11,186	11,003	11,381
8/23	11,224	10,933	11,413
9/23	11,207	10,655	11,401
10/23	11,209	10,487	11,429
11/23	11,375	10,962	11,595
12/23	11,534	11,381	11,744
1/24	11,604	11,350	11,797
2/24	11,576	11,190	11,770
3/24	11,649	11,293	11,830
4/24	11,603	11,008	11,801
5/24	11,700	11,194	11,893
6/24	11,763	11,300	11,953
7/24	11,899	11,564	12,102
8/24	12,009	11,731	12,217
9/24	12,102	11,888	12,326
10/24	12,029	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	7.32%	1.78%	1.86%
Class J Shares Including Sales Charge	6.32%	1.78%	1.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038767
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	Institutional
Trading Symbol	PSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,299	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,020	10,071	10,015
12/14	10,006	10,080	9,985
1/15	10,067	10,292	10,037
2/15	10,061	10,195	10,034
3/15	10,088	10,242	10,055
4/15	10,092	10,206	10,072
5/15	10,103	10,181	10,083
6/15	10,088	10,070	10,066
7/15	10,093	10,140	10,073
8/15	10,081	10,125	10,060
9/15	10,104	10,194	10,091
10/15	10,114	10,196	10,100
11/15	10,102	10,169	10,090
12/15	10,083	10,136	10,070
1/16	10,114	10,275	10,103
2/16	10,128	10,348	10,108
3/16	10,194	10,443	10,185
4/16	10,235	10,483	10,220
5/16	10,242	10,486	10,219
6/16	10,309	10,674	10,284
7/16	10,334	10,742	10,301
8/16	10,351	10,730	10,300
9/16	10,360	10,723	10,310
10/16	10,361	10,641	10,312
11/16	10,310	10,390	10,269
12/16	10,328	10,404	10,282
1/17	10,361	10,425	10,311
2/17	10,394	10,495	10,341
3/17	10,404	10,489	10,349
4/17	10,436	10,570	10,376
5/17	10,472	10,651	10,401
6/17	10,481	10,641	10,405
7/17	10,515	10,687	10,443
8/17	10,542	10,782	10,464
9/17	10,541	10,731	10,461
10/17	10,548	10,737	10,467
11/17	10,531	10,723	10,444
12/17	10,540	10,773	10,453
1/18	10,523	10,649	10,433
2/18	10,505	10,548	10,413
3/18	10,516	10,615	10,420
4/18	10,517	10,536	10,424
5/18	10,545	10,611	10,464
6/18	10,548	10,598	10,464
7/18	10,569	10,601	10,485
8/18	10,610	10,669	10,526
9/18	10,612	10,600	10,530
10/18	10,607	10,517	10,533
11/18	10,612	10,579	10,548
12/18	10,661	10,774	10,624
1/19	10,745	10,888	10,694
2/19	10,776	10,882	10,724
3/19	10,853	11,091	10,802
4/19	10,885	11,094	10,834
5/19	10,963	11,291	10,898
6/19	11,021	11,432	10,968
7/19	11,035	11,458	10,975
8/19	11,123	11,755	11,062
9/19	11,125	11,692	11,070
10/19	11,154	11,727	11,114
11/19	11,157	11,721	11,122
12/19	11,180	11,713	11,157
1/20	11,266	11,938	11,219
2/20	11,348	12,153	11,292
3/20	11,121	12,082	11,079
4/20	11,331	12,297	11,277
5/20	11,432	12,354	11,378
6/20	11,503	12,432	11,443
7/20	11,557	12,617	11,487
8/20	11,570	12,515	11,505
9/20	11,575	12,509	11,502
10/20	11,569	12,453	11,519
11/20	11,609	12,575	11,547
12/20	11,628	12,592	11,568
1/21	11,630	12,502	11,572
2/21	11,594	12,321	11,575
3/21	11,568	12,168	11,565
4/21	11,598	12,264	11,584
5/21	11,627	12,304	11,605
6/21	11,618	12,390	11,592
7/21	11,638	12,529	11,610
8/21	11,630	12,505	11,613
9/21	11,621	12,397	11,609
10/21	11,577	12,393	11,569
11/21	11,550	12,430	11,549
12/21	11,554	12,398	11,548
1/22	11,470	12,131	11,461
2/22	11,405	11,996	11,403
3/22	11,264	11,662	11,264
4/22	11,182	11,220	11,186
5/22	11,186	11,292	11,261
6/22	11,105	11,115	11,161
7/22	11,189	11,387	11,249
8/22	11,113	11,065	11,165
9/22	10,963	10,587	11,015
10/22	10,936	10,450	10,994
11/22	11,074	10,834	11,130
12/22	11,111	10,785	11,155
1/23	11,262	11,117	11,263
2/23	11,200	10,829	11,185
3/23	11,298	11,104	11,303
4/23	11,373	11,172	11,361
5/23	11,354	11,050	11,336
6/23	11,337	11,011	11,316
7/23	11,414	11,003	11,381
8/23	11,456	10,933	11,413
9/23	11,439	10,655	11,401
10/23	11,452	10,487	11,429
11/23	11,613	10,962	11,595
12/23	11,777	11,381	11,744
1/24	11,850	11,350	11,797
2/24	11,823	11,190	11,770
3/24	11,899	11,293	11,830
4/24	11,854	11,008	11,801
5/24	11,954	11,194	11,893
6/24	12,020	11,300	11,953
7/24	12,160	11,564	12,102
8/24	12,274	11,731	12,217
9/24	12,372	11,888	12,326
10/24	12,299	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	7.40%	1.97%	2.09%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000090494
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-1
Trading Symbol	PSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $11,294	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,013	10,071	10,015
12/14	9,992	10,080	9,985
1/15	10,045	10,292	10,037
2/15	10,032	10,195	10,034
3/15	10,053	10,242	10,055
4/15	10,049	10,206	10,072
5/15	10,053	10,181	10,083
6/15	10,031	10,070	10,066
7/15	10,036	10,140	10,073
8/15	10,009	10,125	10,060
9/15	10,033	10,194	10,091
10/15	10,027	10,196	10,100
11/15	10,008	10,169	10,090
12/15	9,982	10,136	10,070
1/16	10,006	10,275	10,103
2/16	10,013	10,348	10,108
3/16	10,071	10,443	10,185
4/16	10,104	10,483	10,220
5/16	10,104	10,486	10,219
6/16	10,163	10,674	10,284
7/16	10,189	10,742	10,301
8/16	10,190	10,730	10,300
9/16	10,191	10,723	10,310
10/16	10,184	10,641	10,312
11/16	10,127	10,390	10,269
12/16	10,137	10,404	10,282
1/17	10,162	10,425	10,311
2/17	10,188	10,495	10,341
3/17	10,189	10,489	10,349
4/17	10,215	10,570	10,376
5/17	10,242	10,651	10,401
6/17	10,243	10,641	10,405
7/17	10,269	10,687	10,443
8/17	10,288	10,782	10,464
9/17	10,280	10,731	10,461
10/17	10,279	10,737	10,467
11/17	10,255	10,723	10,444
12/17	10,257	10,773	10,453
1/18	10,233	10,649	10,433
2/18	10,208	10,548	10,413
3/18	10,211	10,615	10,420
4/18	10,205	10,536	10,424
5/18	10,234	10,611	10,464
6/18	10,229	10,598	10,464
7/18	10,242	10,601	10,485
8/18	10,273	10,669	10,526
9/18	10,260	10,600	10,530
10/18	10,256	10,517	10,533
11/18	10,254	10,579	10,548
12/18	10,293	10,774	10,624
1/19	10,368	10,888	10,694
2/19	10,390	10,882	10,724
3/19	10,457	11,091	10,802
4/19	10,480	11,094	10,834
5/19	10,539	11,291	10,898
6/19	10,596	11,432	10,968
7/19	10,602	11,458	10,975
8/19	10,677	11,755	11,062
9/19	10,664	11,692	11,070
10/19	10,693	11,727	11,114
11/19	10,688	11,721	11,122
12/19	10,693	11,713	11,157
1/20	10,776	11,938	11,219
2/20	10,839	12,153	11,292
3/20	10,623	12,082	11,079
4/20	10,816	12,297	11,277
5/20	10,895	12,354	11,378
6/20	10,964	12,432	11,443
7/20	11,007	12,617	11,487
8/20	11,013	12,515	11,505
9/20	11,000	12,509	11,502
10/20	10,995	12,453	11,519
11/20	11,017	12,575	11,547
12/20	11,026	12,592	11,568
1/21	11,021	12,502	11,572
2/21	10,979	12,321	11,575
3/21	10,947	12,168	11,565
4/21	10,967	12,264	11,584
5/21	10,987	12,304	11,605
6/21	10,971	12,390	11,592
7/21	10,982	12,529	11,610
8/21	10,975	12,505	11,613
9/21	10,951	12,397	11,609
10/21	10,901	12,393	11,569
11/21	10,868	12,430	11,549
12/21	10,863	12,398	11,548
1/22	10,777	12,131	11,461
2/22	10,708	11,996	11,403
3/22	10,569	11,662	11,264
4/22	10,484	11,220	11,186
5/22	10,481	11,292	11,261
6/22	10,398	11,115	11,161
7/22	10,469	11,387	11,249
8/22	10,391	11,065	11,165
9/22	10,243	10,587	11,015
10/22	10,211	10,450	10,994
11/22	10,333	10,834	11,130
12/22	10,360	10,785	11,155
1/23	10,493	11,117	11,263
2/23	10,428	10,829	11,185
3/23	10,512	11,104	11,303
4/23	10,575	11,172	11,361
5/23	10,550	11,050	11,336
6/23	10,526	11,011	11,316
7/23	10,591	11,003	11,381
8/23	10,622	10,933	11,413
9/23	10,599	10,655	11,401
10/23	10,603	10,487	11,429
11/23	10,745	10,962	11,595
12/23	10,889	11,381	11,744
1/24	10,949	11,350	11,797
2/24	10,917	11,190	11,770
3/24	10,979	11,293	11,830
4/24	10,930	11,008	11,801
5/24	11,015	11,194	11,893
6/24	11,068	11,300	11,953
7/24	11,190	11,564	12,102
8/24	11,286	11,731	12,217
9/24	11,368	11,888	12,326
10/24	11,294	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	6.51%	1.10%	1.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000090496
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-3
Trading Symbol	PSIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $11,657	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,016	10,071	10,015
12/14	9,997	10,080	9,985
1/15	10,061	10,292	10,037
2/15	10,042	10,195	10,034
3/15	10,066	10,242	10,055
4/15	10,064	10,206	10,072
5/15	10,071	10,181	10,083
6/15	10,052	10,070	10,066
7/15	10,059	10,140	10,073
8/15	10,035	10,125	10,060
9/15	10,062	10,194	10,091
10/15	10,067	10,196	10,100
11/15	10,050	10,169	10,090
12/15	10,018	10,136	10,070
1/16	10,053	10,275	10,103
2/16	10,062	10,348	10,108
3/16	10,123	10,443	10,185
4/16	10,159	10,483	10,220
5/16	10,154	10,486	10,219
6/16	10,215	10,674	10,284
7/16	10,244	10,742	10,301
8/16	10,247	10,730	10,300
9/16	10,260	10,723	10,310
10/16	10,256	10,641	10,312
11/16	10,200	10,390	10,269
12/16	10,213	10,404	10,282
1/17	10,233	10,425	10,311
2/17	10,269	10,495	10,341
3/17	10,274	10,489	10,349
4/17	10,302	10,570	10,376
5/17	10,332	10,651	10,401
6/17	10,336	10,641	10,405
7/17	10,365	10,687	10,443
8/17	10,386	10,782	10,464
9/17	10,373	10,731	10,461
10/17	10,383	10,737	10,467
11/17	10,361	10,723	10,444
12/17	10,366	10,773	10,453
1/18	10,344	10,649	10,433
2/18	10,322	10,548	10,413
3/18	10,319	10,615	10,420
4/18	10,324	10,536	10,424
5/18	10,347	10,611	10,464
6/18	10,345	10,598	10,464
7/18	10,361	10,601	10,485
8/18	10,396	10,669	10,526
9/18	10,393	10,600	10,530
10/18	10,384	10,517	10,533
11/18	10,384	10,579	10,548
12/18	10,427	10,774	10,624
1/19	10,504	10,888	10,694
2/19	10,529	10,882	10,724
3/19	10,600	11,091	10,802
4/19	10,626	11,094	10,834
5/19	10,698	11,291	10,898
6/19	10,749	11,432	10,968
7/19	10,758	11,458	10,975
8/19	10,838	11,755	11,062
9/19	10,835	11,692	11,070
10/19	10,859	11,727	11,114
11/19	10,857	11,721	11,122
12/19	10,873	11,713	11,157
1/20	10,952	11,938	11,219
2/20	11,028	12,153	11,292
3/20	10,802	12,082	11,079
4/20	11,001	12,297	11,277
5/20	11,084	12,354	11,378
6/20	11,158	12,432	11,443
7/20	11,204	12,617	11,487
8/20	11,212	12,515	11,505
9/20	11,202	12,509	11,502
10/20	11,201	12,453	11,519
11/20	11,234	12,575	11,547
12/20	11,247	12,592	11,568
1/21	11,244	12,502	11,572
2/21	11,205	12,321	11,575
3/21	11,174	12,168	11,565
4/21	11,198	12,264	11,584
5/21	11,221	12,304	11,605
6/21	11,208	12,390	11,592
7/21	11,222	12,529	11,610
8/21	11,209	12,505	11,613
9/21	11,196	12,397	11,609
10/21	11,147	12,393	11,569
11/21	11,117	12,430	11,549
12/21	11,106	12,398	11,548
1/22	11,030	12,131	11,461
2/22	10,962	11,996	11,403
3/22	10,823	11,662	11,264
4/22	10,739	11,220	11,186
5/22	10,738	11,292	11,261
6/22	10,656	11,115	11,161
7/22	10,731	11,387	11,249
8/22	10,654	11,065	11,165
9/22	10,505	10,587	11,015
10/22	10,475	10,450	10,994
11/22	10,594	10,834	11,130
12/22	10,633	10,785	11,155
1/23	10,773	11,117	11,263
2/23	10,709	10,829	11,185
3/23	10,798	11,104	11,303
4/23	10,865	11,172	11,361
5/23	10,842	11,050	11,336
6/23	10,820	11,011	11,316
7/23	10,890	11,003	11,381
8/23	10,925	10,933	11,413
9/23	10,904	10,655	11,401
10/23	10,902	10,487	11,429
11/23	11,059	10,962	11,595
12/23	11,211	11,381	11,744
1/24	11,275	11,350	11,797
2/24	11,245	11,190	11,770
3/24	11,312	11,293	11,830
4/24	11,264	11,008	11,801
5/24	11,354	11,194	11,893
6/24	11,412	11,300	11,953
7/24	11,540	11,564	12,102
8/24	11,643	11,731	12,217
9/24	11,731	11,888	12,326
10/24	11,657	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	6.93%	1.43%	1.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000090497
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-4
Trading Symbol	PSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $11,874	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,017	10,071	10,015
12/14	10,000	10,080	9,985
1/15	10,066	10,292	10,037
2/15	10,049	10,195	10,034
3/15	10,074	10,242	10,055
4/15	10,074	10,206	10,072
5/15	10,082	10,181	10,083
6/15	10,065	10,070	10,066
7/15	10,074	10,140	10,073
8/15	10,051	10,125	10,060
9/15	10,080	10,194	10,091
10/15	10,078	10,196	10,100
11/15	10,071	10,169	10,090
12/15	10,041	10,136	10,070
1/16	10,077	10,275	10,103
2/16	10,089	10,348	10,108
3/16	10,151	10,443	10,185
4/16	10,189	10,483	10,220
5/16	10,185	10,486	10,219
6/16	10,249	10,674	10,284
7/16	10,279	10,742	10,301
8/16	10,284	10,730	10,300
9/16	10,298	10,723	10,310
10/16	10,296	10,641	10,312
11/16	10,242	10,390	10,269
12/16	10,257	10,404	10,282
1/17	10,278	10,425	10,311
2/17	10,316	10,495	10,341
3/17	10,323	10,489	10,349
4/17	10,352	10,570	10,376
5/17	10,376	10,651	10,401
6/17	10,382	10,641	10,405
7/17	10,413	10,687	10,443
8/17	10,444	10,782	10,464
9/17	10,432	10,731	10,461
10/17	10,436	10,737	10,467
11/17	10,415	10,723	10,444
12/17	10,430	10,773	10,453
1/18	10,402	10,649	10,433
2/18	10,381	10,548	10,413
3/18	10,388	10,615	10,420
4/18	10,386	10,536	10,424
5/18	10,420	10,611	10,464
6/18	10,410	10,598	10,464
7/18	10,428	10,601	10,485
8/18	10,465	10,669	10,526
9/18	10,464	10,600	10,530
10/18	10,456	10,517	10,533
11/18	10,467	10,579	10,548
12/18	10,512	10,774	10,624
1/19	10,583	10,888	10,694
2/19	10,610	10,882	10,724
3/19	10,682	11,091	10,802
4/19	10,711	11,094	10,834
5/19	10,785	11,291	10,898
6/19	10,838	11,432	10,968
7/19	10,849	11,458	10,975
8/19	10,931	11,755	11,062
9/19	10,930	11,692	11,070
10/19	10,956	11,727	11,114
11/19	10,956	11,721	11,122
12/19	10,974	11,713	11,157
1/20	11,056	11,938	11,219
2/20	11,133	12,153	11,292
3/20	10,907	12,082	11,079
4/20	11,110	12,297	11,277
5/20	11,205	12,354	11,378
6/20	11,272	12,432	11,443
7/20	11,321	12,617	11,487
8/20	11,331	12,515	11,505
9/20	11,332	12,509	11,502
10/20	11,323	12,453	11,519
11/20	11,359	12,575	11,547
12/20	11,374	12,592	11,568
1/21	11,372	12,502	11,572
2/21	11,334	12,321	11,575
3/21	11,305	12,168	11,565
4/21	11,331	12,264	11,584
5/21	11,356	12,304	11,605
6/21	11,344	12,390	11,592
7/21	11,360	12,529	11,610
8/21	11,358	12,505	11,613
9/21	11,337	12,397	11,609
10/21	11,290	12,393	11,569
11/21	11,261	12,430	11,549
12/21	11,261	12,398	11,548
1/22	11,177	12,131	11,461
2/22	11,110	11,996	11,403
3/22	10,970	11,662	11,264
4/22	10,886	11,220	11,186
5/22	10,887	11,292	11,261
6/22	10,806	11,115	11,161
7/22	10,893	11,387	11,249
8/22	10,807	11,065	11,165
9/22	10,658	10,587	11,015
10/22	10,629	10,450	10,994
11/22	10,760	10,834	11,130
12/22	10,793	10,785	11,155
1/23	10,946	11,117	11,263
2/23	10,873	10,829	11,185
3/23	10,965	11,104	11,303
4/23	11,035	11,172	11,361
5/23	11,014	11,050	11,336
6/23	11,003	11,011	11,316
7/23	11,066	11,003	11,381
8/23	11,103	10,933	11,413
9/23	11,093	10,655	11,401
10/23	11,093	10,487	11,429
11/23	11,245	10,962	11,595
12/23	11,401	11,381	11,744
1/24	11,469	11,350	11,797
2/24	11,440	11,190	11,770
3/24	11,510	11,293	11,830
4/24	11,463	11,008	11,801
5/24	11,556	11,194	11,893
6/24	11,617	11,300	11,953
7/24	11,759	11,564	12,102
8/24	11,856	11,731	12,217
9/24	11,947	11,888	12,326
10/24	11,874	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	7.04%	1.62%	1.73%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000090498
Shareholder Report [Line Items]
Fund Name	Short-Term Income Fund
Class Name	R-5
Trading Symbol	PSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the fiscal year ending October 31, 2024, the Fund benefitted from an overweight in asset-backed securities and commercial mortgage-backed securities. The underweight in corporate bonds and government related bonds were the two biggest detractors from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $12,013	Bloomberg U.S. Aggregate Bond Index $11,593	Bloomberg Credit 1-3 Year Index $12,266
10/14	10,000	10,000	10,000
11/14	10,018	10,071	10,015
12/14	10,002	10,080	9,985
1/15	10,060	10,292	10,037
2/15	10,053	10,195	10,034
3/15	10,078	10,242	10,055
4/15	10,080	10,206	10,072
5/15	10,088	10,181	10,083
6/15	10,072	10,070	10,066
7/15	10,083	10,140	10,073
8/15	10,061	10,125	10,060
9/15	10,090	10,194	10,091
10/15	10,090	10,196	10,100
11/15	10,075	10,169	10,090
12/15	10,054	10,136	10,070
1/16	10,083	10,275	10,103
2/16	10,095	10,348	10,108
3/16	10,159	10,443	10,185
4/16	10,198	10,483	10,220
5/16	10,203	10,486	10,219
6/16	10,268	10,674	10,284
7/16	10,291	10,742	10,301
8/16	10,305	10,730	10,300
9/16	10,312	10,723	10,310
10/16	10,311	10,641	10,312
11/16	10,257	10,390	10,269
12/16	10,273	10,404	10,282
1/17	10,304	10,425	10,311
2/17	10,335	10,495	10,341
3/17	10,342	10,489	10,349
4/17	10,373	10,570	10,376
5/17	10,406	10,651	10,401
6/17	10,413	10,641	10,405
7/17	10,445	10,687	10,443
8/17	10,469	10,782	10,464
9/17	10,466	10,731	10,461
10/17	10,471	10,737	10,467
11/17	10,452	10,723	10,444
12/17	10,459	10,773	10,453
1/18	10,440	10,649	10,433
2/18	10,420	10,548	10,413
3/18	10,429	10,615	10,420
4/18	10,427	10,536	10,424
5/18	10,454	10,611	10,464
6/18	10,454	10,598	10,464
7/18	10,473	10,601	10,485
8/18	10,511	10,669	10,526
9/18	10,511	10,600	10,530
10/18	10,504	10,517	10,533
11/18	10,516	10,579	10,548
12/18	10,562	10,774	10,624
1/19	10,634	10,888	10,694
2/19	10,662	10,882	10,724
3/19	10,736	11,091	10,802
4/19	10,766	11,094	10,834
5/19	10,841	11,291	10,898
6/19	10,896	11,432	10,968
7/19	10,908	11,458	10,975
8/19	11,001	11,755	11,062
9/19	10,992	11,692	11,070
10/19	11,028	11,727	11,114
11/19	11,020	11,721	11,122
12/19	11,039	11,713	11,157
1/20	11,122	11,938	11,219
2/20	11,201	12,153	11,292
3/20	10,975	12,082	11,079
4/20	11,180	12,297	11,277
5/20	11,277	12,354	11,378
6/20	11,345	12,432	11,443
7/20	11,395	12,617	11,487
8/20	11,407	12,515	11,505
9/20	11,409	12,509	11,502
10/20	11,401	12,453	11,519
11/20	11,438	12,575	11,547
12/20	11,454	12,592	11,568
1/21	11,454	12,502	11,572
2/21	11,416	12,321	11,575
3/21	11,388	12,168	11,565
4/21	11,416	12,264	11,584
5/21	11,442	12,304	11,605
6/21	11,431	12,390	11,592
7/21	11,449	12,529	11,610
8/21	11,447	12,505	11,613
9/21	11,428	12,397	11,609
10/21	11,382	12,393	11,569
11/21	11,353	12,430	11,549
12/21	11,355	12,398	11,548
1/22	11,271	12,131	11,461
2/22	11,204	11,996	11,403
3/22	11,064	11,662	11,264
4/22	10,981	11,220	11,186
5/22	10,983	11,292	11,261
6/22	10,902	11,115	11,161
7/22	10,992	11,387	11,249
8/22	10,906	11,065	11,165
9/22	10,756	10,587	11,015
10/22	10,728	10,450	10,994
11/22	10,862	10,834	11,130
12/22	10,896	10,785	11,155
1/23	11,042	11,117	11,263
2/23	10,979	10,829	11,185
3/23	11,073	11,104	11,303
4/23	11,145	11,172	11,361
5/23	11,124	11,050	11,336
6/23	11,114	11,011	11,316
7/23	11,179	11,003	11,381
8/23	11,218	10,933	11,413
9/23	11,199	10,655	11,401
10/23	11,209	10,487	11,429
11/23	11,365	10,962	11,595
12/23	11,533	11,381	11,744
1/24	11,593	11,350	11,797
2/24	11,574	11,190	11,770
3/24	11,636	11,293	11,830
4/24	11,590	11,008	11,801
5/24	11,686	11,194	11,893
6/24	11,748	11,300	11,953
7/24	11,884	11,564	12,102
8/24	11,992	11,731	12,217
9/24	12,086	11,888	12,326
10/24	12,013	11,593	12,266

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	7.17%	1.73%	1.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg Credit 1-3 Year Index	7.32%	1.99%	2.06%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 3,328,574,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 11,064,000
InvestmentCompanyPortfolioTurnover	46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$3,328,574 Total Number of Portfolio Holdings358 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$11,064
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	83.20%
U.S. Government & Government Agency Obligations	11.48%
Investment Companies	5.18%
Other Assets and LiabilitiesFootnote Reference*	0.14%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019809
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Class A
Trading Symbol	PLLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $20,663	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	9,448	10,000	10,000
11/14	9,574	10,242	10,009
12/14	9,870	10,242	10,294
1/15	9,684	9,957	9,963
2/15	10,242	10,534	10,555
3/15	10,580	10,427	10,738
4/15	10,257	10,474	10,465
5/15	10,580	10,619	10,703
6/15	10,698	10,441	10,784
7/15	10,742	10,616	10,658
8/15	10,144	9,975	9,989
9/15	9,654	9,684	9,498
10/15	10,100	10,449	10,034
11/15	10,315	10,507	10,360
12/15	9,822	10,291	9,840
1/16	8,927	9,711	8,975
2/16	8,907	9,707	8,974
3/16	9,542	10,391	9,690
4/16	9,573	10,455	9,842
5/16	9,858	10,642	10,064
6/16	9,944	10,664	10,058
7/16	10,407	11,087	10,658
8/16	10,529	11,116	10,847
9/16	10,605	11,133	10,968
10/16	10,178	10,892	10,446
11/16	11,200	11,380	11,611
12/16	11,471	11,602	11,936
1/17	11,476	11,820	11,984
2/17	11,731	12,260	12,215
3/17	11,783	12,268	12,231
4/17	11,856	12,398	12,365
5/17	11,497	12,525	12,113
6/17	11,736	12,638	12,532
7/17	11,830	12,876	12,625
8/17	11,684	12,901	12,465
9/17	12,292	13,216	13,243
10/17	12,553	13,504	13,355
11/17	12,891	13,914	13,740
12/17	12,894	14,053	13,685
1/18	13,301	14,794	14,043
2/18	12,854	14,249	13,499
3/18	13,013	13,963	13,673
4/18	13,239	14,016	13,792
5/18	14,013	14,412	14,629
6/18	14,222	14,506	14,734
7/18	14,323	14,987	14,990
8/18	15,024	15,514	15,637
9/18	14,436	15,539	15,260
10/18	12,770	14,395	13,603
11/18	13,137	14,683	13,819
12/18	11,476	13,317	12,178
1/19	12,920	14,460	13,548
2/19	13,488	14,968	14,252
3/19	13,290	15,187	13,954
4/19	13,936	15,793	14,428
5/19	12,808	14,771	13,306
6/19	13,718	15,809	14,246
7/19	13,824	16,044	14,328
8/19	13,250	15,717	13,621
9/19	13,560	15,993	13,904
10/19	13,712	16,337	14,270
11/19	14,253	16,958	14,858
12/19	14,583	17,447	15,286
1/20	14,388	17,428	14,796
2/20	13,110	16,002	13,550
3/20	10,129	13,801	10,606
4/20	11,623	15,629	12,063
5/20	12,635	16,465	12,848
6/20	13,005	16,841	13,302
7/20	13,424	17,797	13,670
8/20	14,283	19,087	14,441
9/20	14,108	18,392	13,958
10/20	14,220	17,995	14,251
11/20	16,482	20,184	16,877
12/20	17,737	21,092	18,337
1/21	18,187	20,998	19,260
2/21	19,486	21,654	20,460
3/21	20,029	22,431	20,666
4/21	20,722	23,587	21,100
5/21	20,729	23,695	21,143
6/21	21,193	24,279	21,553
7/21	20,629	24,689	20,775
8/21	21,293	25,393	21,239
9/21	20,707	24,254	20,613
10/21	21,928	25,894	21,490
11/21	20,772	25,500	20,594
12/21	21,214	26,504	21,055
1/22	19,212	24,945	19,028
2/22	19,467	24,317	19,231
3/22	19,575	25,105	19,470
4/22	17,721	22,852	17,540
5/22	17,806	22,822	17,567
6/22	16,221	20,912	16,122
7/22	17,945	22,874	17,805
8/22	17,651	22,021	17,441
9/22	15,951	19,979	15,769
10/22	17,752	21,617	17,506
11/22	18,084	22,745	17,914
12/22	16,886	21,414	16,752
1/23	18,586	22,888	18,384
2/23	18,509	22,353	18,074
3/23	17,868	22,951	17,210
4/23	17,527	23,196	16,901
5/23	17,195	23,286	16,745
6/23	18,687	24,876	18,106
7/23	19,614	25,768	19,213
8/23	18,749	25,270	18,252
9/23	17,497	24,067	17,178
10/23	16,175	23,429	16,006
11/23	17,721	25,613	17,455
12/23	19,477	26,972	19,588
1/24	19,039	27,271	18,826
2/24	20,074	28,747	19,890
3/24	20,958	29,674	20,602
4/24	19,477	28,369	19,152
5/24	20,162	29,709	20,113
6/24	19,795	30,629	19,927
7/24	21,157	31,198	21,952
8/24	20,950	31,877	21,624
9/24	20,950	32,537	21,775
10/24	20,663	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	27.75%	8.55%	8.14%
Class A Shares Including Sales Charge	20.71%	7.33%	7.53%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019808
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Class J
Trading Symbol	PSBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $22,219	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,443	10,242	10,294
1/15	10,249	9,957	9,963
2/15	10,843	10,534	10,555
3/15	11,199	10,427	10,738
4/15	10,859	10,474	10,465
5/15	11,204	10,619	10,703
6/15	11,328	10,441	10,784
7/15	11,377	10,616	10,658
8/15	10,740	9,975	9,989
9/15	10,227	9,684	9,498
10/15	10,697	10,449	10,034
11/15	10,929	10,507	10,360
12/15	10,407	10,291	9,840
1/16	9,464	9,711	8,975
2/16	9,442	9,707	8,974
3/16	10,121	10,391	9,690
4/16	10,149	10,455	9,842
5/16	10,457	10,642	10,064
6/16	10,553	10,664	10,058
7/16	11,041	11,087	10,658
8/16	11,170	11,116	10,847
9/16	11,259	11,133	10,968
10/16	10,805	10,892	10,446
11/16	11,893	11,380	11,611
12/16	12,181	11,602	11,936
1/17	12,193	11,820	11,984
2/17	12,469	12,260	12,215
3/17	12,521	12,268	12,231
4/17	12,602	12,398	12,365
5/17	12,221	12,525	12,113
6/17	12,475	12,638	12,532
7/17	12,579	12,876	12,625
8/17	12,429	12,901	12,465
9/17	13,074	13,216	13,243
10/17	13,350	13,504	13,355
11/17	13,713	13,914	13,740
12/17	13,722	14,053	13,685
1/18	14,155	14,794	14,043
2/18	13,678	14,249	13,499
3/18	13,847	13,963	13,673
4/18	14,092	14,016	13,792
5/18	14,921	14,412	14,629
6/18	15,141	14,506	14,734
7/18	15,254	14,987	14,990
8/18	16,001	15,514	15,637
9/18	15,379	15,539	15,260
10/18	13,609	14,395	13,603
11/18	13,998	14,683	13,819
12/18	12,231	13,317	12,178
1/19	13,763	14,460	13,548
2/19	14,377	14,968	14,252
3/19	14,170	15,187	13,954
4/19	14,851	15,793	14,428
5/19	13,652	14,771	13,306
6/19	14,629	15,809	14,246
7/19	14,747	16,044	14,328
8/19	14,133	15,717	13,621
9/19	14,466	15,993	13,904
10/19	14,629	16,337	14,270
11/19	15,214	16,958	14,858
12/19	15,567	17,447	15,286
1/20	15,362	17,428	14,796
2/20	13,993	16,002	13,550
3/20	10,821	13,801	10,606
4/20	12,411	15,629	12,063
5/20	13,497	16,465	12,848
6/20	13,890	16,841	13,302
7/20	14,347	17,797	13,670
8/20	15,260	19,087	14,441
9/20	15,071	18,392	13,958
10/20	15,197	17,995	14,251
11/20	17,613	20,184	16,877
12/20	18,957	21,092	18,337
1/21	19,441	20,998	19,260
2/21	20,827	21,654	20,460
3/21	21,415	22,431	20,666
4/21	22,157	23,587	21,100
5/21	22,165	23,695	21,143
6/21	22,665	24,279	21,553
7/21	22,068	24,689	20,775
8/21	22,777	25,393	21,239
9/21	22,157	24,254	20,613
10/21	23,463	25,894	21,490
11/21	22,229	25,500	20,594
12/21	22,713	26,504	21,055
1/22	20,566	24,945	19,028
2/22	20,838	24,317	19,231
3/22	20,960	25,105	19,470
4/22	18,980	22,852	17,540
5/22	19,068	22,822	17,567
6/22	17,376	20,912	16,122
7/22	19,234	22,874	17,805
8/22	18,919	22,021	17,441
9/22	17,096	19,979	15,769
10/22	19,033	21,617	17,506
11/22	19,383	22,745	17,914
12/22	18,103	21,414	16,752
1/23	19,928	22,888	18,384
2/23	19,849	22,353	18,074
3/23	19,165	22,951	17,210
4/23	18,796	23,196	16,901
5/23	18,445	23,286	16,745
6/23	20,050	24,876	18,106
7/23	21,050	25,768	19,213
8/23	20,129	25,270	18,252
9/23	18,779	24,067	17,178
10/23	17,366	23,429	16,006
11/23	19,033	25,613	17,455
12/23	20,923	26,972	19,588
1/24	20,451	27,271	18,826
2/24	21,557	28,747	19,890
3/24	22,519	29,674	20,602
4/24	20,932	28,369	19,152
5/24	21,666	29,709	20,113
6/24	21,276	30,629	19,927
7/24	22,745	31,198	21,952
8/24	22,528	31,877	21,624
9/24	22,528	32,537	21,775
10/24	22,219	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	27.94%	8.72%	8.31%
Class J Shares Including Sales Charge	26.94%	8.72%	8.31%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019807
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	Institutional
Trading Symbol	PSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $22,650	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,136	10,242	10,009
12/14	10,448	10,242	10,294
1/15	10,256	9,957	9,963
2/15	10,857	10,534	10,555
3/15	11,211	10,427	10,738
4/15	10,876	10,474	10,465
5/15	11,226	10,619	10,703
6/15	11,349	10,441	10,784
7/15	11,403	10,616	10,658
8/15	10,773	9,975	9,989
9/15	10,256	9,684	9,498
10/15	10,734	10,449	10,034
11/15	10,970	10,507	10,360
12/15	10,445	10,291	9,840
1/16	9,496	9,711	8,975
2/16	9,481	9,707	8,974
3/16	10,164	10,391	9,690
4/16	10,190	10,455	9,842
5/16	10,506	10,642	10,064
6/16	10,597	10,664	10,058
7/16	11,092	11,087	10,658
8/16	11,224	11,116	10,847
9/16	11,316	11,133	10,968
10/16	10,863	10,892	10,446
11/16	11,953	11,380	11,611
12/16	12,250	11,602	11,936
1/17	12,266	11,820	11,984
2/17	12,538	12,260	12,215
3/17	12,600	12,268	12,231
4/17	12,679	12,398	12,365
5/17	12,302	12,525	12,113
6/17	12,558	12,638	12,532
7/17	12,668	12,876	12,625
8/17	12,517	12,901	12,465
9/17	13,170	13,216	13,243
10/17	13,458	13,504	13,355
11/17	13,824	13,914	13,740
12/17	13,834	14,053	13,685
1/18	14,276	14,794	14,043
2/18	13,795	14,249	13,499
3/18	13,970	13,963	13,673
4/18	14,219	14,016	13,792
5/18	15,052	14,412	14,629
6/18	15,284	14,506	14,734
7/18	15,397	14,987	14,990
8/18	16,156	15,514	15,637
9/18	15,527	15,539	15,260
10/18	13,744	14,395	13,603
11/18	14,140	14,683	13,819
12/18	12,356	13,317	12,178
1/19	13,912	14,460	13,548
2/19	14,528	14,968	14,252
3/19	14,325	15,187	13,954
4/19	15,014	15,793	14,428
5/19	13,807	14,771	13,306
6/19	14,791	15,809	14,246
7/19	14,916	16,044	14,328
8/19	14,299	15,717	13,621
9/19	14,640	15,993	13,904
10/19	14,804	16,337	14,270
11/19	15,395	16,958	14,858
12/19	15,760	17,447	15,286
1/20	15,552	17,428	14,796
2/20	14,171	16,002	13,550
3/20	10,960	13,801	10,606
4/20	12,576	15,629	12,063
5/20	13,672	16,465	12,848
6/20	14,081	16,841	13,302
7/20	14,539	17,797	13,670
8/20	15,468	19,087	14,441
9/20	15,281	18,392	13,958
10/20	15,406	17,995	14,251
11/20	17,862	20,184	16,877
12/20	19,223	21,092	18,337
1/21	19,712	20,998	19,260
2/21	21,130	21,654	20,460
3/21	21,726	22,431	20,666
4/21	22,484	23,587	21,100
5/21	22,492	23,695	21,143
6/21	23,002	24,279	21,553
7/21	22,399	24,689	20,775
8/21	23,123	25,393	21,239
9/21	22,492	24,254	20,613
10/21	23,825	25,894	21,490
11/21	22,570	25,500	20,594
12/21	23,058	26,504	21,055
1/22	20,887	24,945	19,028
2/22	21,169	24,317	19,231
3/22	21,291	25,105	19,470
4/22	19,279	22,852	17,540
5/22	19,378	22,822	17,567
6/22	17,656	20,912	16,122
7/22	19,538	22,874	17,805
8/22	19,226	22,021	17,441
9/22	17,374	19,979	15,769
10/22	19,347	21,617	17,506
11/22	19,713	22,745	17,914
12/22	18,407	21,414	16,752
1/23	20,262	22,888	18,384
2/23	20,193	22,353	18,074
3/23	19,491	22,951	17,210
4/23	19,124	23,196	16,901
5/23	18,765	23,286	16,745
6/23	20,399	24,876	18,106
7/23	21,422	25,768	19,213
8/23	20,491	25,270	18,252
9/23	19,124	24,067	17,178
10/23	17,681	23,429	16,006
11/23	19,376	25,613	17,455
12/23	21,305	26,972	19,588
1/24	20,833	27,271	18,826
2/24	21,965	28,747	19,890
3/24	22,941	29,674	20,602
4/24	21,328	28,369	19,152
5/24	22,083	29,709	20,113
6/24	21,682	30,629	19,927
7/24	23,184	31,198	21,952
8/24	22,964	31,877	21,624
9/24	22,964	32,537	21,775
10/24	22,650	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	28.10%	8.88%	8.52%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019802
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-1
Trading Symbol	PSABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$184	1.62%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $20,917	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,435	10,242	10,294
1/15	10,237	9,957	9,963
2/15	10,826	10,534	10,555
3/15	11,174	10,427	10,738
4/15	10,837	10,474	10,465
5/15	11,169	10,619	10,703
6/15	11,286	10,441	10,784
7/15	11,335	10,616	10,658
8/15	10,697	9,975	9,989
9/15	10,178	9,684	9,498
10/15	10,644	10,449	10,034
11/15	10,869	10,507	10,360
12/15	10,345	10,291	9,840
1/16	9,399	9,711	8,975
2/16	9,377	9,707	8,974
3/16	10,045	10,391	9,690
4/16	10,067	10,455	9,842
5/16	10,367	10,642	10,064
6/16	10,457	10,664	10,058
7/16	10,935	11,087	10,658
8/16	11,058	11,116	10,847
9/16	11,141	11,133	10,968
10/16	10,685	10,892	10,446
11/16	11,753	11,380	11,611
12/16	12,031	11,602	11,936
1/17	12,037	11,820	11,984
2/17	12,304	12,260	12,215
3/17	12,349	12,268	12,231
4/17	12,423	12,398	12,365
5/17	12,043	12,525	12,113
6/17	12,287	12,638	12,532
7/17	12,383	12,876	12,625
8/17	12,224	12,901	12,465
9/17	12,860	13,216	13,243
10/17	13,127	13,504	13,355
11/17	13,474	13,914	13,740
12/17	13,472	14,053	13,685
1/18	13,893	14,794	14,043
2/18	13,416	14,249	13,499
3/18	13,577	13,963	13,673
4/18	13,812	14,016	13,792
5/18	14,611	14,412	14,629
6/18	14,828	14,506	14,734
7/18	14,927	14,987	14,990
8/18	15,646	15,514	15,637
9/18	15,032	15,539	15,260
10/18	13,292	14,395	13,603
11/18	13,670	14,683	13,819
12/18	11,935	13,317	12,178
1/19	13,430	14,460	13,548
2/19	14,021	14,968	14,252
3/19	13,809	15,187	13,954
4/19	14,473	15,793	14,428
5/19	13,299	14,771	13,306
6/19	14,239	15,809	14,246
7/19	14,341	16,044	14,328
8/19	13,744	15,717	13,621
9/19	14,064	15,993	13,904
10/19	14,210	16,337	14,270
11/19	14,764	16,958	14,858
12/19	15,105	17,447	15,286
1/20	14,896	17,428	14,796
2/20	13,564	16,002	13,550
3/20	10,481	13,801	10,606
4/20	12,022	15,629	12,063
5/20	13,068	16,465	12,848
6/20	13,447	16,841	13,302
7/20	13,873	17,797	13,670
8/20	14,749	19,087	14,441
9/20	14,563	18,392	13,958
10/20	14,671	17,995	14,251
11/20	17,003	20,184	16,877
12/20	18,287	21,092	18,337
1/21	18,739	20,998	19,260
2/21	20,073	21,654	20,460
3/21	20,628	22,431	20,666
4/21	21,327	23,587	21,100
5/21	21,327	23,695	21,143
6/21	21,795	24,279	21,553
7/21	21,208	24,689	20,775
8/21	21,883	25,393	21,239
9/21	21,271	24,254	20,613
10/21	22,510	25,894	21,490
11/21	21,319	25,500	20,594
12/21	21,762	26,504	21,055
1/22	19,704	24,945	19,028
2/22	19,954	24,317	19,231
3/22	20,058	25,105	19,470
4/22	18,155	22,852	17,540
5/22	18,225	22,822	17,567
6/22	16,598	20,912	16,122
7/22	18,363	22,874	17,805
8/22	18,052	22,021	17,441
9/22	16,304	19,979	15,769
10/22	18,138	21,617	17,506
11/22	18,475	22,745	17,914
12/22	17,238	21,414	16,752
1/23	18,968	22,888	18,384
2/23	18,891	22,353	18,074
3/23	18,225	22,951	17,210
4/23	17,870	23,196	16,901
5/23	17,524	23,286	16,745
6/23	19,038	24,876	18,106
7/23	19,980	25,768	19,213
8/23	19,089	25,270	18,252
9/23	17,809	24,067	17,178
10/23	16,460	23,429	16,006
11/23	18,026	25,613	17,455
12/23	19,802	26,972	19,588
1/24	19,347	27,271	18,826
2/24	20,391	28,747	19,890
3/24	21,283	29,674	20,602
4/24	19,766	28,369	19,152
5/24	20,462	29,709	20,113
6/24	20,078	30,629	19,927
7/24	21,453	31,198	21,952
8/24	21,230	31,877	21,624
9/24	21,221	32,537	21,775
10/24	20,917	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	27.08%	8.04%	7.66%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019804
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-3
Trading Symbol	PSBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$149	1.31%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $21,582	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,446	10,242	10,294
1/15	10,244	9,957	9,963
2/15	10,839	10,534	10,555
3/15	11,191	10,427	10,738
4/15	10,855	10,474	10,465
5/15	11,191	10,619	10,703
6/15	11,315	10,441	10,784
7/15	11,362	10,616	10,658
8/15	10,725	9,975	9,989
9/15	10,208	9,684	9,498
10/15	10,679	10,449	10,034
11/15	10,906	10,507	10,360
12/15	10,385	10,291	9,840
1/16	9,439	9,711	8,975
2/16	9,418	9,707	8,974
3/16	10,089	10,391	9,690
4/16	10,116	10,455	9,842
5/16	10,422	10,642	10,064
6/16	10,514	10,664	10,058
7/16	10,997	11,087	10,658
8/16	11,126	11,116	10,847
9/16	11,207	11,133	10,968
10/16	10,750	10,892	10,446
11/16	11,830	11,380	11,611
12/16	12,115	11,602	11,936
1/17	12,126	11,820	11,984
2/17	12,395	12,260	12,215
3/17	12,444	12,268	12,231
4/17	12,521	12,398	12,365
5/17	12,142	12,525	12,113
6/17	12,389	12,638	12,532
7/17	12,494	12,876	12,625
8/17	12,335	12,901	12,465
9/17	12,977	13,216	13,243
10/17	13,252	13,504	13,355
11/17	13,604	13,914	13,740
12/17	13,607	14,053	13,685
1/18	14,037	14,794	14,043
2/18	13,559	14,249	13,499
3/18	13,726	13,963	13,673
4/18	13,959	14,016	13,792
5/18	14,777	14,412	14,629
6/18	14,998	14,506	14,734
7/18	15,099	14,987	14,990
8/18	15,839	15,514	15,637
9/18	15,218	15,539	15,260
10/18	13,458	14,395	13,603
11/18	13,846	14,683	13,819
12/18	12,091	13,317	12,178
1/19	13,610	14,460	13,548
2/19	14,209	14,968	14,252
3/19	14,000	15,187	13,954
4/19	14,675	15,793	14,428
5/19	13,484	14,771	13,306
6/19	14,445	15,809	14,246
7/19	14,557	16,044	14,328
8/19	13,951	15,717	13,621
9/19	14,278	15,993	13,904
10/19	14,431	16,337	14,270
11/19	15,003	16,958	14,858
12/19	15,349	17,447	15,286
1/20	15,142	17,428	14,796
2/20	13,793	16,002	13,550
3/20	10,660	13,801	10,606
4/20	12,230	15,629	12,063
5/20	13,292	16,465	12,848
6/20	13,683	16,841	13,302
7/20	14,125	17,797	13,670
8/20	15,024	19,087	14,441
9/20	14,833	18,392	13,958
10/20	14,951	17,995	14,251
11/20	17,324	20,184	16,877
12/20	18,643	21,092	18,337
1/21	19,110	20,998	19,260
2/21	20,468	21,654	20,460
3/21	21,041	22,431	20,666
4/21	21,765	23,587	21,100
5/21	21,765	23,695	21,143
6/21	22,255	24,279	21,553
7/21	21,659	24,689	20,775
8/21	22,353	25,393	21,239
9/21	21,735	24,254	20,613
10/21	23,009	25,894	21,490
11/21	21,795	25,500	20,594
12/21	22,254	26,504	21,055
1/22	20,155	24,945	19,028
2/22	20,416	24,317	19,231
3/22	20,531	25,105	19,470
4/22	18,579	22,852	17,540
5/22	18,669	22,822	17,567
6/22	17,003	20,912	16,122
7/22	18,808	22,874	17,805
8/22	18,497	22,021	17,441
9/22	16,709	19,979	15,769
10/22	18,603	21,617	17,506
11/22	18,946	22,745	17,914
12/22	17,689	21,414	16,752
1/23	19,461	22,888	18,384
2/23	19,379	22,353	18,074
3/23	18,710	22,951	17,210
4/23	18,350	23,196	16,901
5/23	17,999	23,286	16,745
6/23	19,551	24,876	18,106
7/23	20,531	25,768	19,213
8/23	19,624	25,270	18,252
9/23	18,309	24,067	17,178
10/23	16,921	23,429	16,006
11/23	18,538	25,613	17,455
12/23	20,372	26,972	19,588
1/24	19,926	27,271	18,826
2/24	21,002	28,747	19,890
3/24	21,927	29,674	20,602
4/24	20,372	28,369	19,152
5/24	21,086	29,709	20,113
6/24	20,700	30,629	19,927
7/24	22,120	31,198	21,952
8/24	21,902	31,877	21,624
9/24	21,893	32,537	21,775
10/24	21,582	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	27.55%	8.38%	8.00%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019806
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-4
Trading Symbol	PSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$128	1.12%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $21,990	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,134	10,242	10,009
12/14	10,443	10,242	10,294
1/15	10,247	9,957	9,963
2/15	10,840	10,534	10,555
3/15	11,197	10,427	10,738
4/15	10,861	10,474	10,465
5/15	11,202	10,619	10,703
6/15	11,323	10,441	10,784
7/15	11,373	10,616	10,658
8/15	10,740	9,975	9,989
9/15	10,222	9,684	9,498
10/15	10,695	10,449	10,034
11/15	10,926	10,507	10,360
12/15	10,404	10,291	9,840
1/16	9,461	9,711	8,975
2/16	9,440	9,707	8,974
3/16	10,112	10,391	9,690
4/16	10,144	10,455	9,842
5/16	10,451	10,642	10,064
6/16	10,540	10,664	10,058
7/16	11,030	11,087	10,658
8/16	11,160	11,116	10,847
9/16	11,243	11,133	10,968
10/16	10,790	10,892	10,446
11/16	11,874	11,380	11,611
12/16	12,161	11,602	11,936
1/17	12,172	11,820	11,984
2/17	12,444	12,260	12,215
3/17	12,498	12,268	12,231
4/17	12,578	12,398	12,365
5/17	12,199	12,525	12,113
6/17	12,450	12,638	12,532
7/17	12,551	12,876	12,625
8/17	12,402	12,901	12,465
9/17	13,047	13,216	13,243
10/17	13,319	13,504	13,355
11/17	13,682	13,914	13,740
12/17	13,686	14,053	13,685
1/18	14,119	14,794	14,043
2/18	13,639	14,249	13,499
3/18	13,807	13,963	13,673
4/18	14,050	14,016	13,792
5/18	14,876	14,412	14,629
6/18	15,096	14,506	14,734
7/18	15,206	14,987	14,990
8/18	15,951	15,514	15,637
9/18	15,327	15,539	15,260
10/18	13,558	14,395	13,603
11/18	13,946	14,683	13,819
12/18	12,187	13,317	12,178
1/19	13,718	14,460	13,548
2/19	14,322	14,968	14,252
3/19	14,114	15,187	13,954
4/19	14,799	15,793	14,428
5/19	13,604	14,771	13,306
6/19	14,571	15,809	14,246
7/19	14,685	16,044	14,328
8/19	14,074	15,717	13,621
9/19	14,410	15,993	13,904
10/19	14,564	16,337	14,270
11/19	15,148	16,958	14,858
12/19	15,497	17,447	15,286
1/20	15,292	17,428	14,796
2/20	13,936	16,002	13,550
3/20	10,771	13,801	10,606
4/20	12,354	15,629	12,063
5/20	13,432	16,465	12,848
6/20	13,830	16,841	13,302
7/20	14,277	17,797	13,670
8/20	15,185	19,087	14,441
9/20	15,001	18,392	13,958
10/20	15,114	17,995	14,251
11/20	17,520	20,184	16,877
12/20	18,852	21,092	18,337
1/21	19,330	20,998	19,260
2/21	20,715	21,654	20,460
3/21	21,295	22,431	20,666
4/21	22,028	23,587	21,100
5/21	22,035	23,695	21,143
6/21	22,528	24,279	21,553
7/21	21,933	24,689	20,775
8/21	22,637	25,393	21,239
9/21	22,013	24,254	20,613
10/21	23,311	25,894	21,490
11/21	22,086	25,500	20,594
12/21	22,557	26,504	21,055
1/22	20,430	24,945	19,028
2/22	20,696	24,317	19,231
3/22	20,813	25,105	19,470
4/22	18,843	22,852	17,540
5/22	18,929	22,822	17,567
6/22	17,248	20,912	16,122
7/22	19,085	22,874	17,805
8/22	18,772	22,021	17,441
9/22	16,959	19,979	15,769
10/22	18,882	21,617	17,506
11/22	19,234	22,745	17,914
12/22	17,959	21,414	16,752
1/23	19,765	22,888	18,384
2/23	19,687	22,353	18,074
3/23	19,007	22,951	17,210
4/23	18,640	23,196	16,901
5/23	18,288	23,286	16,745
6/23	19,875	24,876	18,106
7/23	20,868	25,768	19,213
8/23	19,953	25,270	18,252
9/23	18,616	24,067	17,178
10/23	17,217	23,429	16,006
11/23	18,858	25,613	17,455
12/23	20,727	26,972	19,588
1/24	20,260	27,271	18,826
2/24	21,362	28,747	19,890
3/24	22,303	29,674	20,602
4/24	20,727	28,369	19,152
5/24	21,459	29,709	20,113
6/24	21,073	30,629	19,927
7/24	22,521	31,198	21,952
8/24	22,303	31,877	21,624
9/24	22,295	32,537	21,775
10/24	21,990	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	27.72%	8.59%	8.20%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019805
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-5
Trading Symbol	PSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $22,257	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,137	10,242	10,009
12/14	10,451	10,242	10,294
1/15	10,253	9,957	9,963
2/15	10,851	10,534	10,555
3/15	11,203	10,427	10,738
4/15	10,871	10,474	10,465
5/15	11,213	10,619	10,703
6/15	11,336	10,441	10,784
7/15	11,386	10,616	10,658
8/15	10,752	9,975	9,989
9/15	10,238	9,684	9,498
10/15	10,713	10,449	10,034
11/15	10,945	10,507	10,360
12/15	10,422	10,291	9,840
1/16	9,474	9,711	8,975
2/16	9,453	9,707	8,974
3/16	10,130	10,391	9,690
4/16	10,161	10,455	9,842
5/16	10,473	10,642	10,064
6/16	10,566	10,664	10,058
7/16	11,058	11,087	10,658
8/16	11,186	11,116	10,847
9/16	11,273	11,133	10,968
10/16	10,817	10,892	10,446
11/16	11,904	11,380	11,611
12/16	12,196	11,602	11,936
1/17	12,206	11,820	11,984
2/17	12,479	12,260	12,215
3/17	12,537	12,268	12,231
4/17	12,616	12,398	12,365
5/17	12,238	12,525	12,113
6/17	12,490	12,638	12,532
7/17	12,600	12,876	12,625
8/17	12,442	12,901	12,465
9/17	13,093	13,216	13,243
10/17	13,372	13,504	13,355
11/17	13,734	13,914	13,740
12/17	13,742	14,053	13,685
1/18	14,179	14,794	14,043
2/18	13,702	14,249	13,499
3/18	13,872	13,963	13,673
4/18	14,116	14,016	13,792
5/18	14,940	14,412	14,629
6/18	15,167	14,506	14,734
7/18	15,275	14,987	14,990
8/18	16,030	15,514	15,637
9/18	15,405	15,539	15,260
10/18	13,628	14,395	13,603
11/18	14,020	14,683	13,819
12/18	12,249	13,317	12,178
1/19	13,788	14,460	13,548
2/19	14,400	14,968	14,252
3/19	14,196	15,187	13,954
4/19	14,880	15,793	14,428
5/19	13,683	14,771	13,306
6/19	14,656	15,809	14,246
7/19	14,775	16,044	14,328
8/19	14,163	15,717	13,621
9/19	14,499	15,993	13,904
10/19	14,656	16,337	14,270
11/19	15,242	16,958	14,858
12/19	15,601	17,447	15,286
1/20	15,392	17,428	14,796
2/20	14,023	16,002	13,550
3/20	10,841	13,801	10,606
4/20	12,439	15,629	12,063
5/20	13,530	16,465	12,848
6/20	13,926	16,841	13,302
7/20	14,378	17,797	13,670
8/20	15,295	19,087	14,441
9/20	15,107	18,392	13,958
10/20	15,226	17,995	14,251
11/20	17,658	20,184	16,877
12/20	18,997	21,092	18,337
1/21	19,480	20,998	19,260
2/21	20,878	21,654	20,460
3/21	21,467	22,431	20,666
4/21	22,212	23,587	21,100
5/21	22,219	23,695	21,143
6/21	22,716	24,279	21,553
7/21	22,120	24,689	20,775
8/21	22,829	25,393	21,239
9/21	22,205	24,254	20,613
10/21	23,518	25,894	21,490
11/21	22,276	25,500	20,594
12/21	22,758	26,504	21,055
1/22	20,613	24,945	19,028
2/22	20,887	24,317	19,231
3/22	21,010	25,105	19,470
4/22	19,017	22,852	17,540
5/22	19,109	22,822	17,567
6/22	17,414	20,912	16,122
7/22	19,269	22,874	17,805
8/22	18,956	22,021	17,441
9/22	17,131	19,979	15,769
10/22	19,071	21,617	17,506
11/22	19,429	22,745	17,914
12/22	18,140	21,414	16,752
1/23	19,965	22,888	18,384
2/23	19,889	22,353	18,074
3/23	19,202	22,951	17,210
4/23	18,835	23,196	16,901
5/23	18,484	23,286	16,745
6/23	20,088	24,876	18,106
7/23	21,096	25,768	19,213
8/23	20,172	25,270	18,252
9/23	18,820	24,067	17,178
10/23	17,407	23,429	16,006
11/23	19,072	25,613	17,455
12/23	20,961	26,972	19,588
1/24	20,497	27,271	18,826
2/24	21,605	28,747	19,890
3/24	22,564	29,674	20,602
4/24	20,976	28,369	19,152
5/24	21,715	29,709	20,113
6/24	21,322	30,629	19,927
7/24	22,792	31,198	21,952
8/24	22,572	31,877	21,624
9/24	22,572	32,537	21,775
10/24	22,257	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	27.87%	8.71%	8.33%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000175487
Shareholder Report [Line Items]
Fund Name	SmallCap Fund
Class Name	R-6
Trading Symbol	PSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$84	0.74%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund underperformed the Russell 2000 Index ("Index") over the previous year. Automobile components and financials were key contributors to the Fund's performance during the year. The Fund’s holding in automobile components benefited from a significant exposure to datacenter and AI end markets which continued to drive strong growth. Within financials, stock selection among capital markets holdings contributed to performance amid better-than-expected advisory revenues, continued cost controls, and improving operating margins. Software and industrials were key detractors. Application software holdings focused on marketing analytics and sales solutions underperformed amid concerns that a slowdown in demand from customers could continue to weigh on future growth expectations. Additionally, a lack of exposure to crypto related software companies presented a relative headwind amid strong cryptocurrency returns. In industrials, it was capital goods holdings that detracted from relative performance led by specialized industrial machinery and construction companies who were negatively impacted by project delays.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $22,551	Russell 3000 Index $32,298	Russell 2000 Index $21,460
10/14	10,000	10,000	10,000
11/14	10,133	10,242	10,009
12/14	10,446	10,242	10,294
1/15	10,244	9,957	9,963
2/15	10,839	10,534	10,555
3/15	11,191	10,427	10,738
4/15	10,855	10,474	10,465
5/15	11,191	10,619	10,703
6/15	11,315	10,441	10,784
7/15	11,362	10,616	10,658
8/15	10,725	9,975	9,989
9/15	10,208	9,684	9,498
10/15	10,679	10,449	10,034
11/15	10,906	10,507	10,360
12/15	10,385	10,291	9,840
1/16	9,439	9,711	8,975
2/16	9,418	9,707	8,974
3/16	10,089	10,391	9,690
4/16	10,116	10,455	9,842
5/16	10,422	10,642	10,064
6/16	10,514	10,664	10,058
7/16	10,997	11,087	10,658
8/16	11,126	11,116	10,847
9/16	11,207	11,133	10,968
10/16	10,750	10,892	10,446
11/16	11,831	11,380	11,611
12/16	12,118	11,602	11,936
1/17	12,134	11,820	11,984
2/17	12,408	12,260	12,215
3/17	12,465	12,268	12,231
4/17	12,543	12,398	12,365
5/17	12,170	12,525	12,113
6/17	12,424	12,638	12,532
7/17	12,538	12,876	12,625
8/17	12,387	12,901	12,465
9/17	13,035	13,216	13,243
10/17	13,314	13,504	13,355
11/17	13,682	13,914	13,740
12/17	13,691	14,053	13,685
1/18	14,128	14,794	14,043
2/18	13,652	14,249	13,499
3/18	13,825	13,963	13,673
4/18	14,072	14,016	13,792
5/18	14,902	14,412	14,629
6/18	15,127	14,506	14,734
7/18	15,239	14,987	14,990
8/18	15,990	15,514	15,637
9/18	15,373	15,539	15,260
10/18	13,607	14,395	13,603
11/18	13,999	14,683	13,819
12/18	12,233	13,317	12,178
1/19	13,774	14,460	13,548
2/19	14,385	14,968	14,252
3/19	14,184	15,187	13,954
4/19	14,873	15,793	14,428
5/19	13,676	14,771	13,306
6/19	14,652	15,809	14,246
7/19	14,775	16,044	14,328
8/19	14,164	15,717	13,621
9/19	14,509	15,993	13,904
10/19	14,671	16,337	14,270
11/19	15,257	16,958	14,858
12/19	15,616	17,447	15,286
1/20	15,417	17,428	14,796
2/20	14,048	16,002	13,550
3/20	10,862	13,801	10,606
4/20	12,465	15,629	12,063
5/20	13,552	16,465	12,848
6/20	13,958	16,841	13,302
7/20	14,412	17,797	13,670
8/20	15,341	19,087	14,441
9/20	15,155	18,392	13,958
10/20	15,279	17,995	14,251
11/20	17,714	20,184	16,877
12/20	19,066	21,092	18,337
1/21	19,558	20,998	19,260
2/21	20,958	21,654	20,460
3/21	21,556	22,431	20,666
4/21	22,302	23,587	21,100
5/21	22,316	23,695	21,143
6/21	22,823	24,279	21,553
7/21	22,225	24,689	20,775
8/21	22,949	25,393	21,239
9/21	22,323	24,254	20,613
10/21	23,646	25,894	21,490
11/21	22,408	25,500	20,594
12/21	22,893	26,504	21,055
1/22	20,738	24,945	19,028
2/22	21,018	24,317	19,231
3/22	21,146	25,105	19,470
4/22	19,150	22,852	17,540
5/22	19,241	22,822	17,567
6/22	17,540	20,912	16,122
7/22	19,415	22,874	17,805
8/22	19,097	22,021	17,441
9/22	17,260	19,979	15,769
10/22	19,218	21,617	17,506
11/22	19,589	22,745	17,914
12/22	18,292	21,414	16,752
1/23	20,142	22,888	18,384
2/23	20,067	22,353	18,074
3/23	19,376	22,951	17,210
4/23	19,012	23,196	16,901
5/23	18,656	23,286	16,745
6/23	20,286	24,876	18,106
7/23	21,303	25,768	19,213
8/23	20,370	25,270	18,252
9/23	19,012	24,067	17,178
10/23	17,587	23,429	16,006
11/23	19,278	25,613	17,455
12/23	21,190	26,972	19,588
1/24	20,721	27,271	18,826
2/24	21,855	28,747	19,890
3/24	22,824	29,674	20,602
4/24	21,222	28,369	19,152
5/24	21,980	29,709	20,113
6/24	21,581	30,629	19,927
7/24	23,075	31,198	21,952
8/24	22,856	31,877	21,624
9/24	22,864	32,537	21,775
10/24	22,551	32,298	21,460

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	28.23%	8.98%	8.47%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,280,212,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 11,594,000
InvestmentCompanyPortfolioTurnover	41.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,280,212 Total Number of Portfolio Holdings126 Portfolio Turnover Rate 41.1% Total Advisory Fees Paid (amount in thousands)$11,594
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.92%
Other Assets and Liabilities	(0.43)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019631
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	Class J
Trading Symbol	PSIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$128	1.09%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $24,969	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,060	10,242	10,065
12/14	10,247	10,242	10,363
1/15	9,933	9,957	10,126
2/15	10,789	10,534	10,855
3/15	10,929	10,427	11,050
4/15	10,659	10,474	10,725
5/15	11,081	10,619	11,119
6/15	11,298	10,441	11,269
7/15	11,363	10,616	11,315
8/15	10,518	9,975	10,457
9/15	9,879	9,684	9,797
10/15	10,312	10,449	10,352
11/15	10,767	10,507	10,732
12/15	10,325	10,291	10,220
1/16	9,149	9,711	9,113
2/16	9,064	9,707	9,048
3/16	9,695	10,391	9,741
4/16	9,840	10,455	9,838
5/16	10,131	10,642	10,103
6/16	10,143	10,664	10,057
7/16	10,773	11,087	10,715
8/16	10,846	11,116	10,828
9/16	11,003	11,133	10,984
10/16	10,409	10,892	10,302
11/16	11,234	11,380	11,223
12/16	11,244	11,602	11,377
1/17	11,534	11,820	11,561
2/17	11,786	12,260	11,845
3/17	11,962	12,268	11,985
4/17	12,214	12,398	12,206
5/17	12,277	12,525	12,095
6/17	12,604	12,638	12,511
7/17	12,755	12,876	12,618
8/17	12,793	12,901	12,603
9/17	13,435	13,216	13,289
10/17	13,699	13,504	13,495
11/17	14,052	13,914	13,882
12/17	14,158	14,053	13,898
1/18	14,784	14,794	14,440
2/18	14,471	14,249	14,029
3/18	14,498	13,963	14,218
4/18	14,512	14,016	14,232
5/18	15,518	14,412	15,128
6/18	15,790	14,506	15,246
7/18	15,899	14,987	15,508
8/18	17,152	15,514	16,474
9/18	16,982	15,539	16,088
10/18	14,907	14,395	14,053
11/18	14,964	14,683	14,272
12/18	13,347	13,317	12,605
1/19	15,062	14,460	14,060
2/19	16,299	14,968	14,968
3/19	16,193	15,187	14,766
4/19	16,865	15,793	15,215
5/19	16,070	14,771	14,087
6/19	17,219	15,809	15,172
7/19	17,501	16,044	15,320
8/19	16,688	15,717	14,659
9/19	16,087	15,993	14,538
10/19	16,423	16,337	14,952
11/19	17,501	16,958	15,832
12/19	17,787	17,447	16,195
1/20	17,925	17,428	16,017
2/20	16,863	16,002	14,860
3/20	13,852	13,801	12,022
4/20	16,056	15,629	13,813
5/20	17,866	16,465	15,118
6/20	18,535	16,841	15,699
7/20	19,499	17,797	16,239
8/20	20,542	19,087	17,191
9/20	20,188	18,392	16,823
10/20	20,404	17,995	16,951
11/20	23,238	20,184	19,940
12/20	25,214	21,092	21,804
1/21	25,827	20,998	22,855
2/21	26,799	21,654	23,609
3/21	25,912	22,431	22,867
4/21	27,095	23,587	23,365
5/21	26,250	23,695	22,698
6/21	27,201	24,279	23,762
7/21	27,032	24,689	22,897
8/21	27,602	25,393	23,313
9/21	26,715	24,254	22,419
10/21	28,194	25,894	23,469
11/21	26,588	25,500	22,323
12/21	27,008	26,504	22,422
1/22	23,351	24,945	19,417
2/22	23,192	24,317	19,501
3/22	23,086	25,105	19,590
4/22	20,621	22,852	17,187
5/22	20,144	22,822	16,862
6/22	18,686	20,912	15,818
7/22	20,435	22,874	17,589
8/22	19,985	22,021	17,424
9/22	18,368	19,979	15,857
10/22	19,799	21,617	17,362
11/22	20,409	22,745	17,645
12/22	19,244	21,414	16,512
1/23	21,045	22,888	18,154
2/23	20,803	22,353	17,958
3/23	20,480	22,951	17,515
4/23	20,319	23,196	17,311
5/23	20,158	23,286	17,314
6/23	21,770	24,876	18,750
7/23	22,442	25,768	19,626
8/23	21,502	25,270	18,605
9/23	20,104	24,067	17,378
10/23	18,518	23,429	16,037
11/23	20,400	25,613	17,497
12/23	22,389	26,972	19,593
1/24	21,797	27,271	18,964
2/24	23,571	28,747	20,505
3/24	24,028	29,674	21,078
4/24	22,415	28,369	19,455
5/24	23,410	29,709	20,497
6/24	23,464	30,629	20,463
7/24	24,646	31,198	22,138
8/24	24,969	31,877	21,893
9/24	25,318	32,537	22,184
10/24	24,969	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	34.83%	8.74%	9.58%
Class J Shares Including Sales Charge	33.83%	8.74%	9.58%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019630
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	Institutional
Trading Symbol	PGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $25,618	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,057	10,242	10,065
12/14	10,255	10,242	10,363
1/15	9,944	9,957	10,126
2/15	10,799	10,534	10,855
3/15	10,945	10,427	11,050
4/15	10,687	10,474	10,725
5/15	11,101	10,619	11,119
6/15	11,334	10,441	11,269
7/15	11,394	10,616	11,315
8/15	10,548	9,975	10,457
9/15	9,918	9,684	9,797
10/15	10,350	10,449	10,352
11/15	10,825	10,507	10,732
12/15	10,377	10,291	10,220
1/16	9,199	9,711	9,113
2/16	9,114	9,707	9,048
3/16	9,746	10,391	9,741
4/16	9,906	10,455	9,838
5/16	10,198	10,642	10,103
6/16	10,217	10,664	10,057
7/16	10,849	11,087	10,715
8/16	10,924	11,116	10,828
9/16	11,094	11,133	10,984
10/16	10,490	10,892	10,302
11/16	11,329	11,380	11,223
12/16	11,338	11,602	11,377
1/17	11,639	11,820	11,561
2/17	11,891	12,260	11,845
3/17	12,075	12,268	11,985
4/17	12,328	12,398	12,206
5/17	12,396	12,525	12,095
6/17	12,726	12,638	12,511
7/17	12,891	12,876	12,618
8/17	12,930	12,901	12,603
9/17	13,590	13,216	13,289
10/17	13,852	13,504	13,495
11/17	14,211	13,914	13,882
12/17	14,322	14,053	13,898
1/18	14,960	14,794	14,440
2/18	14,651	14,249	14,029
3/18	14,682	13,963	14,218
4/18	14,692	14,016	14,232
5/18	15,711	14,412	15,128
6/18	15,999	14,506	15,246
7/18	16,112	14,987	15,508
8/18	17,389	15,514	16,474
9/18	17,210	15,539	16,088
10/18	15,115	14,395	14,053
11/18	15,179	14,683	14,272
12/18	13,546	13,317	12,605
1/19	15,286	14,460	14,060
2/19	16,553	14,968	14,968
3/19	16,441	15,187	14,766
4/19	17,125	15,793	15,215
5/19	16,329	14,771	14,087
6/19	17,498	15,809	15,172
7/19	17,796	16,044	15,320
8/19	16,963	15,717	14,659
9/19	16,367	15,993	14,538
10/19	16,702	16,337	14,952
11/19	17,808	16,958	15,832
12/19	18,096	17,447	16,195
1/20	18,243	17,428	16,017
2/20	17,161	16,002	14,860
3/20	14,100	13,801	12,022
4/20	16,345	15,629	13,813
5/20	18,190	16,465	15,118
6/20	18,871	16,841	15,699
7/20	19,874	17,797	16,239
8/20	20,943	19,087	17,191
9/20	20,569	18,392	16,823
10/20	20,796	17,995	16,951
11/20	23,683	20,184	19,940
12/20	25,708	21,092	21,804
1/21	26,338	20,998	22,855
2/21	27,333	21,654	23,609
3/21	26,422	22,431	22,867
4/21	27,641	23,587	23,365
5/21	26,786	23,695	22,698
6/21	27,753	24,279	23,762
7/21	27,599	24,689	22,897
8/21	28,173	25,393	23,313
9/21	27,277	24,254	22,419
10/21	28,790	25,894	23,469
11/21	27,136	25,500	22,323
12/21	27,568	26,504	22,422
1/22	23,842	24,945	19,417
2/22	23,697	24,317	19,501
3/22	23,568	25,105	19,590
4/22	21,067	22,852	17,187
5/22	20,583	22,822	16,862
6/22	19,083	20,912	15,818
7/22	20,874	22,874	17,589
8/22	20,422	22,021	17,424
9/22	18,777	19,979	15,857
10/22	20,228	21,617	17,362
11/22	20,858	22,745	17,645
12/22	19,697	21,414	16,512
1/23	21,519	22,888	18,154
2/23	21,275	22,353	17,958
3/23	20,966	22,951	17,515
4/23	20,787	23,196	17,311
5/23	20,640	23,286	17,314
6/23	22,283	24,876	18,750
7/23	22,966	25,768	19,626
8/23	22,023	25,270	18,605
9/23	20,575	24,067	17,378
10/23	18,965	23,429	16,037
11/23	20,884	25,613	17,497
12/23	22,934	26,972	19,593
1/24	22,348	27,271	18,964
2/24	24,154	28,747	20,505
3/24	24,625	29,674	21,078
4/24	22,966	28,369	19,455
5/24	24,007	29,709	20,497
6/24	24,040	30,629	20,463
7/24	25,260	31,198	22,138
8/24	25,585	31,877	21,893
9/24	25,975	32,537	22,184
10/24	25,618	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	35.08%	8.93%	9.86%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019625
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-1
Trading Symbol	PNASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$201	1.72%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $23,622	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,056	10,242	10,065
12/14	10,235	10,242	10,363
1/15	9,929	9,957	10,126
2/15	10,778	10,534	10,855
3/15	10,916	10,427	11,050
4/15	10,640	10,474	10,725
5/15	11,055	10,619	11,119
6/15	11,272	10,441	11,269
7/15	11,321	10,616	11,315
8/15	10,482	9,975	10,457
9/15	9,840	9,684	9,797
10/15	10,264	10,449	10,352
11/15	10,729	10,507	10,732
12/15	10,276	10,291	10,220
1/16	9,105	9,711	9,113
2/16	9,017	9,707	9,048
3/16	9,630	10,391	9,741
4/16	9,783	10,455	9,838
5/16	10,068	10,642	10,103
6/16	10,068	10,664	10,057
7/16	10,691	11,087	10,715
8/16	10,757	11,116	10,828
9/16	10,910	11,133	10,984
10/16	10,308	10,892	10,302
11/16	11,129	11,380	11,223
12/16	11,128	11,602	11,377
1/17	11,411	11,820	11,561
2/17	11,660	12,260	11,845
3/17	11,830	12,268	11,985
4/17	12,068	12,398	12,206
5/17	12,125	12,525	12,095
6/17	12,442	12,638	12,511
7/17	12,590	12,876	12,618
8/17	12,624	12,901	12,603
9/17	13,258	13,216	13,289
10/17	13,496	13,504	13,495
11/17	13,836	13,914	13,882
12/17	13,943	14,053	13,898
1/18	14,551	14,794	14,440
2/18	14,235	14,249	14,029
3/18	14,259	13,963	14,218
4/18	14,259	14,016	14,232
5/18	15,243	14,412	15,128
6/18	15,511	14,506	15,246
7/18	15,608	14,987	15,508
8/18	16,825	15,514	16,474
9/18	16,649	15,539	16,088
10/18	14,612	14,395	14,053
11/18	14,662	14,683	14,272
12/18	13,073	13,317	12,605
1/19	14,736	14,460	14,060
2/19	15,952	14,968	14,968
3/19	15,829	15,187	14,766
4/19	16,475	15,793	15,215
5/19	15,706	14,771	14,087
6/19	16,814	15,809	15,172
7/19	17,091	16,044	15,320
8/19	16,275	15,717	14,659
9/19	15,690	15,993	14,538
10/19	16,014	16,337	14,952
11/19	17,061	16,958	15,832
12/19	17,325	17,447	16,195
1/20	17,444	17,428	16,017
2/20	16,394	16,002	14,860
3/20	13,481	13,801	12,022
4/20	15,598	15,629	13,813
5/20	17,359	16,465	15,118
6/20	17,986	16,841	15,699
7/20	18,934	17,797	16,239
8/20	19,933	19,087	17,191
9/20	19,578	18,392	16,823
10/20	19,781	17,995	16,951
11/20	22,508	20,184	19,940
12/20	24,412	21,092	21,804
1/21	24,989	20,998	22,855
2/21	25,928	21,654	23,609
3/21	25,043	22,431	22,867
4/21	26,180	23,587	23,365
5/21	25,368	23,695	22,698
6/21	26,252	24,279	23,762
7/21	26,090	24,689	22,897
8/21	26,631	25,393	23,313
9/21	25,747	24,254	22,419
10/21	27,173	25,894	23,469
11/21	25,603	25,500	22,323
12/21	25,977	26,504	22,422
1/22	22,458	24,945	19,417
2/22	22,304	24,317	19,501
3/22	22,172	25,105	19,590
4/22	19,797	22,852	17,187
5/22	19,335	22,822	16,862
6/22	17,927	20,912	15,818
7/22	19,599	22,874	17,589
8/22	19,159	22,021	17,424
9/22	17,575	19,979	15,857
10/22	18,939	21,617	17,362
11/22	19,511	22,745	17,645
12/22	18,412	21,414	16,512
1/23	20,104	22,888	18,154
2/23	19,859	22,353	17,958
3/23	19,570	22,951	17,515
4/23	19,392	23,196	17,311
5/23	19,236	23,286	17,314
6/23	20,772	24,876	18,750
7/23	21,373	25,768	19,626
8/23	20,483	25,270	18,605
9/23	19,124	24,067	17,378
10/23	17,633	23,429	16,037
11/23	19,392	25,613	17,497
12/23	21,284	26,972	19,593
1/24	20,727	27,271	18,964
2/24	22,397	28,747	20,505
3/24	22,798	29,674	21,078
4/24	21,262	28,369	19,455
5/24	22,197	29,709	20,497
6/24	22,241	30,629	20,463
7/24	23,355	31,198	22,138
8/24	23,622	31,877	21,893
9/24	23,978	32,537	22,184
10/24	23,622	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	33.96%	8.08%	8.98%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019627
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-3
Trading Symbol	PPNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$165	1.41%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $24,367	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,055	10,242	10,065
12/14	10,241	10,242	10,363
1/15	9,930	9,957	10,126
2/15	10,785	10,534	10,855
3/15	10,922	10,427	11,050
4/15	10,659	10,474	10,725
5/15	11,067	10,619	11,119
6/15	11,291	10,441	11,269
7/15	11,349	10,616	11,315
8/15	10,503	9,975	10,457
9/15	9,871	9,684	9,797
10/15	10,299	10,449	10,352
11/15	10,756	10,507	10,732
12/15	10,310	10,291	10,220
1/16	9,138	9,711	9,113
2/16	9,052	9,707	9,048
3/16	9,676	10,391	9,741
4/16	9,826	10,455	9,838
5/16	10,117	10,642	10,103
6/16	10,117	10,664	10,057
7/16	10,751	11,087	10,715
8/16	10,815	11,116	10,828
9/16	10,977	11,133	10,984
10/16	10,375	10,892	10,302
11/16	11,202	11,380	11,223
12/16	11,201	11,602	11,377
1/17	11,490	11,820	11,561
2/17	11,735	12,260	11,845
3/17	11,913	12,268	11,985
4/17	12,157	12,398	12,206
5/17	12,224	12,525	12,095
6/17	12,547	12,638	12,511
7/17	12,702	12,876	12,618
8/17	12,736	12,901	12,603
9/17	13,370	13,216	13,289
10/17	13,626	13,504	13,495
11/17	13,970	13,914	13,882
12/17	14,074	14,053	13,898
1/18	14,694	14,794	14,440
2/18	14,384	14,249	14,029
3/18	14,408	13,963	14,218
4/18	14,408	14,016	14,232
5/18	15,408	14,412	15,128
6/18	15,682	14,506	15,246
7/18	15,789	14,987	15,508
8/18	17,029	15,514	16,474
9/18	16,845	15,539	16,088
10/18	14,790	14,395	14,053
11/18	14,839	14,683	14,272
12/18	13,248	13,317	12,605
1/19	14,938	14,460	14,060
2/19	16,164	14,968	14,968
3/19	16,045	15,187	14,766
4/19	16,718	15,793	15,215
5/19	15,925	14,771	14,087
6/19	17,062	15,809	15,172
7/19	17,346	16,044	15,320
8/19	16,523	15,717	14,659
9/19	15,925	15,993	14,538
10/19	16,254	16,337	14,952
11/19	17,331	16,958	15,832
12/19	17,604	17,447	16,195
1/20	17,718	17,428	16,017
2/20	16,670	16,002	14,860
3/20	13,706	13,801	12,022
4/20	15,868	15,629	13,813
5/20	17,653	16,465	15,118
6/20	18,308	16,841	15,699
7/20	19,274	17,797	16,239
8/20	20,289	19,087	17,191
9/20	19,929	18,392	16,823
10/20	20,142	17,995	16,951
11/20	22,926	20,184	19,940
12/20	24,882	21,092	21,804
1/21	25,473	20,998	22,855
2/21	26,429	21,654	23,609
3/21	25,542	22,431	22,867
4/21	26,707	23,587	23,365
5/21	25,873	23,695	22,698
6/21	26,794	24,279	23,762
7/21	26,638	24,689	22,897
8/21	27,194	25,393	23,313
9/21	26,307	24,254	22,419
10/21	27,751	25,894	23,469
11/21	26,151	25,500	22,323
12/21	26,545	26,504	22,422
1/22	22,965	24,945	19,417
2/22	22,797	24,317	19,501
3/22	22,672	25,105	19,590
4/22	20,264	22,852	17,187
5/22	19,783	22,822	16,862
6/22	18,359	20,912	15,818
7/22	20,055	22,874	17,589
8/22	19,615	22,021	17,424
9/22	18,024	19,979	15,857
10/22	19,406	21,617	17,362
11/22	20,013	22,745	17,645
12/22	18,884	21,414	16,512
1/23	20,620	22,888	18,154
2/23	20,387	22,353	17,958
3/23	20,070	22,951	17,515
4/23	19,900	23,196	17,311
5/23	19,752	23,286	17,314
6/23	21,319	24,876	18,750
7/23	21,954	25,768	19,626
8/23	21,043	25,270	18,605
9/23	19,667	24,067	17,378
10/23	18,122	23,429	16,037
11/23	19,943	25,613	17,497
12/23	21,890	26,972	19,593
1/24	21,319	27,271	18,964
2/24	23,033	28,747	20,505
3/24	23,478	29,674	21,078
4/24	21,890	28,369	19,455
5/24	22,864	29,709	20,497
6/24	22,906	30,629	20,463
7/24	24,050	31,198	22,138
8/24	24,367	31,877	21,893
9/24	24,727	32,537	22,184
10/24	24,367	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	34.46%	8.43%	9.32%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019629
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-4
Trading Symbol	PPNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$143	1.22%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $24,845	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,061	10,242	10,065
12/14	10,248	10,242	10,363
1/15	9,940	9,957	10,126
2/15	10,798	10,534	10,855
3/15	10,938	10,427	11,050
4/15	10,677	10,474	10,725
5/15	11,087	10,619	11,119
6/15	11,311	10,441	11,269
7/15	11,367	10,616	11,315
8/15	10,527	9,975	10,457
9/15	9,884	9,684	9,797
10/15	10,322	10,449	10,352
11/15	10,788	10,507	10,732
12/15	10,343	10,291	10,220
1/16	9,163	9,711	9,113
2/16	9,081	9,707	9,048
3/16	9,707	10,391	9,741
4/16	9,861	10,455	9,838
5/16	10,148	10,642	10,103
6/16	10,158	10,664	10,057
7/16	10,794	11,087	10,715
8/16	10,856	11,116	10,828
9/16	11,020	11,133	10,984
10/16	10,415	10,892	10,302
11/16	11,246	11,380	11,223
12/16	11,255	11,602	11,377
1/17	11,551	11,820	11,561
2/17	11,795	12,260	11,845
3/17	11,975	12,268	11,985
4/17	12,219	12,398	12,206
5/17	12,293	12,525	12,095
6/17	12,611	12,638	12,511
7/17	12,770	12,876	12,618
8/17	12,812	12,901	12,603
9/17	13,448	13,216	13,289
10/17	13,713	13,504	13,495
11/17	14,052	13,914	13,882
12/17	14,173	14,053	13,898
1/18	14,795	14,794	14,440
2/18	14,478	14,249	14,029
3/18	14,512	13,963	14,218
4/18	14,512	14,016	14,232
5/18	15,518	14,412	15,128
6/18	15,801	14,506	15,246
7/18	15,914	14,987	15,508
8/18	17,159	15,514	16,474
9/18	16,984	15,539	16,088
10/18	14,909	14,395	14,053
11/18	14,967	14,683	14,272
12/18	13,354	13,317	12,605
1/19	15,060	14,460	14,060
2/19	16,305	14,968	14,968
3/19	16,193	15,187	14,766
4/19	16,864	15,793	15,215
5/19	16,081	14,771	14,087
6/19	17,214	15,809	15,172
7/19	17,507	16,044	15,320
8/19	16,682	15,717	14,659
9/19	16,095	15,993	14,538
10/19	16,416	16,337	14,952
11/19	17,507	16,958	15,832
12/19	17,775	17,447	16,195
1/20	17,912	17,428	16,017
2/20	16,848	16,002	14,860
3/20	13,852	13,801	12,022
4/20	16,042	15,629	13,813
5/20	17,852	16,465	15,118
6/20	18,521	16,841	15,699
7/20	19,494	17,797	16,239
8/20	20,528	19,087	17,191
9/20	20,163	18,392	16,823
10/20	20,376	17,995	16,951
11/20	23,204	20,184	19,940
12/20	25,188	21,092	21,804
1/21	25,783	20,998	22,855
2/21	26,763	21,654	23,609
3/21	25,863	22,431	22,867
4/21	27,052	23,587	23,365
5/21	26,216	23,695	22,698
6/21	27,148	24,279	23,762
7/21	26,988	24,689	22,897
8/21	27,550	25,393	23,313
9/21	26,666	24,254	22,419
10/21	28,144	25,894	23,469
11/21	26,522	25,500	22,323
12/21	26,934	26,504	22,422
1/22	23,287	24,945	19,417
2/22	23,135	24,317	19,501
3/22	23,021	25,105	19,590
4/22	20,552	22,852	17,187
5/22	20,096	22,822	16,862
6/22	18,634	20,912	15,818
7/22	20,362	22,874	17,589
8/22	19,925	22,021	17,424
9/22	18,292	19,979	15,857
10/22	19,716	21,617	17,362
11/22	20,324	22,745	17,645
12/22	19,186	21,414	16,512
1/23	20,970	22,888	18,154
2/23	20,720	22,353	17,958
3/23	20,413	22,951	17,515
4/23	20,241	23,196	17,311
5/23	20,087	23,286	17,314
6/23	21,699	24,876	18,750
7/23	22,351	25,768	19,626
8/23	21,411	25,270	18,605
9/23	20,011	24,067	17,378
10/23	18,437	23,429	16,037
11/23	20,298	25,613	17,497
12/23	22,294	26,972	19,593
1/24	21,718	27,271	18,964
2/24	23,464	28,747	20,505
3/24	23,905	29,674	21,078
4/24	22,313	28,369	19,455
5/24	23,310	29,709	20,497
6/24	23,349	30,629	20,463
7/24	24,519	31,198	22,138
8/24	24,826	31,877	21,893
9/24	25,191	32,537	22,184
10/24	24,845	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	34.76%	8.64%	9.53%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019628
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-5
Trading Symbol	PPNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$129	1.10%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $25,131	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,059	10,242	10,065
12/14	10,250	10,242	10,363
1/15	9,943	9,957	10,126
2/15	10,792	10,534	10,855
3/15	10,936	10,427	11,050
4/15	10,674	10,474	10,725
5/15	11,089	10,619	11,119
6/15	11,315	10,441	11,269
7/15	11,378	10,616	11,315
8/15	10,530	9,975	10,457
9/15	9,898	9,684	9,797
10/15	10,331	10,449	10,352
11/15	10,792	10,507	10,732
12/15	10,351	10,291	10,220
1/16	9,174	9,711	9,113
2/16	9,085	9,707	9,048
3/16	9,718	10,391	9,741
4/16	9,876	10,455	9,838
5/16	10,163	10,642	10,103
6/16	10,173	10,664	10,057
7/16	10,806	11,087	10,715
8/16	10,876	11,116	10,828
9/16	11,044	11,133	10,984
10/16	10,440	10,892	10,302
11/16	11,272	11,380	11,223
12/16	11,280	11,602	11,377
1/17	11,576	11,820	11,561
2/17	11,821	12,260	11,845
3/17	12,005	12,268	11,985
4/17	12,250	12,398	12,206
5/17	12,322	12,525	12,095
6/17	12,648	12,638	12,511
7/17	12,801	12,876	12,618
8/17	12,842	12,901	12,603
9/17	13,496	13,216	13,289
10/17	13,751	13,504	13,495
11/17	14,098	13,914	13,882
12/17	14,214	14,053	13,898
1/18	14,844	14,794	14,440
2/18	14,529	14,249	14,029
3/18	14,562	13,963	14,218
4/18	14,562	14,016	14,232
5/18	15,583	14,412	15,128
6/18	15,865	14,506	15,246
7/18	15,973	14,987	15,508
8/18	17,224	15,514	16,474
9/18	17,056	15,539	16,088
10/18	14,976	14,395	14,053
11/18	15,031	14,683	14,272
12/18	13,418	13,317	12,605
1/19	15,133	14,460	14,060
2/19	16,383	14,968	14,968
3/19	16,264	15,187	14,766
4/19	16,942	15,793	15,215
5/19	16,157	14,771	14,087
6/19	17,301	15,809	15,172
7/19	17,594	16,044	15,320
8/19	16,769	15,717	14,659
9/19	16,171	15,993	14,538
10/19	16,516	16,337	14,952
11/19	17,594	16,958	15,832
12/19	17,875	17,447	16,195
1/20	18,019	17,428	16,017
2/20	16,954	16,002	14,860
3/20	13,931	13,801	12,022
4/20	16,133	15,629	13,813
5/20	17,961	16,465	15,118
6/20	18,638	16,841	15,699
7/20	19,616	17,797	16,239
8/20	20,667	19,087	17,191
9/20	20,307	18,392	16,823
10/20	20,509	17,995	16,951
11/20	23,358	20,184	19,940
12/20	25,366	21,092	21,804
1/21	25,972	20,998	22,855
2/21	26,957	21,654	23,609
3/21	26,048	22,431	22,867
4/21	27,245	23,587	23,365
5/21	26,411	23,695	22,698
6/21	27,351	24,279	23,762
7/21	27,199	24,689	22,897
8/21	27,760	25,393	23,313
9/21	26,866	24,254	22,419
10/21	28,351	25,894	23,469
11/21	26,730	25,500	22,323
12/21	27,149	26,504	22,422
1/22	23,465	24,945	19,417
2/22	23,324	24,317	19,501
3/22	23,200	25,105	19,590
4/22	20,738	22,852	17,187
5/22	20,260	22,822	16,862
6/22	18,790	20,912	15,818
7/22	20,543	22,874	17,589
8/22	20,101	22,021	17,424
9/22	18,471	19,979	15,857
10/22	19,906	21,617	17,362
11/22	20,508	22,745	17,645
12/22	19,358	21,414	16,512
1/23	21,163	22,888	18,154
2/23	20,913	22,353	17,958
3/23	20,609	22,951	17,515
4/23	20,430	23,196	17,311
5/23	20,287	23,286	17,314
6/23	21,914	24,876	18,750
7/23	22,557	25,768	19,626
8/23	21,628	25,270	18,605
9/23	20,216	24,067	17,378
10/23	18,643	23,429	16,037
11/23	20,520	25,613	17,497
12/23	22,521	26,972	19,593
1/24	21,949	27,271	18,964
2/24	23,719	28,747	20,505
3/24	24,166	29,674	21,078
4/24	22,557	28,369	19,455
5/24	23,558	29,709	20,497
6/24	23,594	30,629	20,463
7/24	24,791	31,198	22,138
8/24	25,113	31,877	21,893
9/24	25,489	32,537	22,184
10/24	25,131	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	34.80%	8.76%	9.65%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000149260
Shareholder Report [Line Items]
Fund Name	SmallCap Growth Fund I
Class Name	R-6
Trading Symbol	PCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Growth Fund I (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$99	0.84%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The Fund may invest up to 30% of the Fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index ("Index"). In the year, Emerald Advisors, Inc. ("Emerald"), and AllianceBernstein, L.P. ("Alliance Bernstein") outperformed the Index. Emerald contributed to performance with strong stock selection in the information technology, materials, and financials sectors. Alliance Bernstein outperformed due to strong stock selection in the industrials, health care, and consumer discretionary sectors. Brown Advisory, LLC ("Brown") performance was helped by strong stock selection in the consumer discretionary and communication services sectors. Over the period, Brown underperformed the Index. Brown’s underperformance was caused by poor stock selection in the health care, information technology, and industrials sectors. Emerald’s performance was hurt by poor stock selection in the consumer discretionary sector, in addition to an underweight to energy. Alliance Bernstein’s performance was hurt by poor stock selection in the information technology sector, as well as an overweight to financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $25,729	Russell 3000 Index $32,298	Russell 2000 Growth Index $21,890
10/14	10,000	10,000	10,000
11/14	10,057	10,242	10,065
12/14	10,248	10,242	10,363
1/15	9,945	9,957	10,126
2/15	10,800	10,534	10,855
3/15	10,947	10,427	11,050
4/15	10,679	10,474	10,725
5/15	11,102	10,619	11,119
6/15	11,327	10,441	11,269
7/15	11,387	10,616	11,315
8/15	10,541	9,975	10,457
9/15	9,911	9,684	9,797
10/15	10,343	10,449	10,352
11/15	10,817	10,507	10,732
12/15	10,370	10,291	10,220
1/16	9,192	9,711	9,113
2/16	9,107	9,707	9,048
3/16	9,738	10,391	9,741
4/16	9,899	10,455	9,838
5/16	10,191	10,642	10,103
6/16	10,200	10,664	10,057
7/16	10,841	11,087	10,715
8/16	10,917	11,116	10,828
9/16	11,077	11,133	10,984
10/16	10,474	10,892	10,302
11/16	11,313	11,380	11,223
12/16	11,321	11,602	11,377
1/17	11,622	11,820	11,561
2/17	11,874	12,260	11,845
3/17	12,059	12,268	11,985
4/17	12,311	12,398	12,206
5/17	12,389	12,525	12,095
6/17	12,709	12,638	12,511
7/17	12,874	12,876	12,618
8/17	12,913	12,901	12,603
9/17	13,573	13,216	13,289
10/17	13,835	13,504	13,495
11/17	14,185	13,914	13,882
12/17	14,306	14,053	13,898
1/18	14,944	14,794	14,440
2/18	14,635	14,249	14,029
3/18	14,666	13,963	14,218
4/18	14,676	14,016	14,232
5/18	15,695	14,412	15,128
6/18	15,983	14,506	15,246
7/18	16,096	14,987	15,508
8/18	17,364	15,514	16,474
9/18	17,194	15,539	16,088
10/18	15,099	14,395	14,053
11/18	15,163	14,683	14,272
12/18	13,542	13,317	12,605
1/19	15,270	14,460	14,060
2/19	16,526	14,968	14,968
3/19	16,427	15,187	14,766
4/19	17,110	15,793	15,215
5/19	16,315	14,771	14,087
6/19	17,484	15,809	15,172
7/19	17,782	16,044	15,320
8/19	16,949	15,717	14,659
9/19	16,352	15,993	14,538
10/19	16,688	16,337	14,952
11/19	17,794	16,958	15,832
12/19	18,083	17,447	16,195
1/20	18,230	17,428	16,017
2/20	17,146	16,002	14,860
3/20	14,097	13,801	12,022
4/20	16,330	15,629	13,813
5/20	18,190	16,465	15,118
6/20	18,872	16,841	15,699
7/20	19,875	17,797	16,239
8/20	20,931	19,087	17,191
9/20	20,570	18,392	16,823
10/20	20,798	17,995	16,951
11/20	23,686	20,184	19,940
12/20	25,726	21,092	21,804
1/21	26,343	20,998	22,855
2/21	27,352	21,654	23,609
3/21	26,441	22,431	22,867
4/21	27,661	23,587	23,365
5/21	26,806	23,695	22,698
6/21	27,773	24,279	23,762
7/21	27,619	24,689	22,897
8/21	28,208	25,393	23,313
9/21	27,296	24,254	22,419
10/21	28,824	25,894	23,469
11/21	27,184	25,500	22,323
12/21	27,600	26,504	22,422
1/22	23,871	24,945	19,417
2/22	23,726	24,317	19,501
3/22	23,613	25,105	19,590
4/22	21,095	22,852	17,187
5/22	20,627	22,822	16,862
6/22	19,126	20,912	15,818
7/22	20,918	22,874	17,589
8/22	20,466	22,021	17,424
9/22	18,819	19,979	15,857
10/22	20,272	21,617	17,362
11/22	20,902	22,745	17,645
12/22	19,740	21,414	16,512
1/23	21,579	22,888	18,154
2/23	21,335	22,353	17,958
3/23	21,026	22,951	17,515
4/23	20,847	23,196	17,311
5/23	20,701	23,286	17,314
6/23	22,361	24,876	18,750
7/23	23,044	25,768	19,626
8/23	22,084	25,270	18,605
9/23	20,652	24,067	17,378
10/23	19,041	23,429	16,037
11/23	20,961	25,613	17,497
12/23	23,028	26,972	19,593
1/24	22,426	27,271	18,964
2/24	24,248	28,747	20,505
3/24	24,720	29,674	21,078
4/24	23,060	28,369	19,455
5/24	24,102	29,709	20,497
6/24	24,151	30,629	20,463
7/24	25,371	31,198	22,138
8/24	25,713	31,877	21,893
9/24	26,104	32,537	22,184
10/24	25,729	32,298	21,890

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	35.13%	9.05%	9.91%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Growth Index	36.49%	7.92%	8.15%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 2,124,552,000
Holdings Count | Holding	1,226
Advisory Fees Paid, Amount	$ 19,534,000
InvestmentCompanyPortfolioTurnover	61.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,124,552 Total Number of Portfolio Holdings1,226 Portfolio Turnover Rate 61.2% Total Advisory Fees Paid (amount in thousands)$19,534
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.27%
Investment Companies	4.86%
Other Assets and LiabilitiesFootnote Reference*	(2.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019720
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	Class J
Trading Symbol	PSSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $22,657	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,971	10,252	9,973
12/14	10,250	10,246	10,258
1/15	9,890	9,952	9,899
2/15	10,481	10,519	10,496
3/15	10,645	10,388	10,664
4/15	10,392	10,456	10,416
5/15	10,552	10,596	10,576
6/15	10,658	10,406	10,685
7/15	10,561	10,598	10,594
8/15	10,005	9,965	10,046
9/15	9,650	9,709	9,694
10/15	10,228	10,500	10,285
11/15	10,499	10,547	10,560
12/15	9,994	10,349	10,055
1/16	9,374	9,826	9,435
2/16	9,471	9,828	9,540
3/16	10,240	10,511	10,323
4/16	10,361	10,561	10,444
5/16	10,526	10,754	10,617
6/16	10,584	10,785	10,681
7/16	11,116	11,192	11,225
8/16	11,266	11,214	11,377
9/16	11,334	11,213	11,450
10/16	10,826	10,993	10,938
11/16	12,176	11,464	12,311
12/16	12,580	11,698	12,725
1/17	12,523	11,909	12,675
2/17	12,719	12,360	12,877
3/17	12,704	12,369	12,861
4/17	12,812	12,494	12,977
5/17	12,538	12,638	12,701
6/17	12,905	12,735	13,081
7/17	13,029	12,983	13,208
8/17	12,688	12,994	12,869
9/17	13,659	13,301	13,861
10/17	13,783	13,605	13,992
11/17	14,264	14,030	14,485
12/17	14,186	14,170	14,409
1/18	14,539	14,939	14,774
2/18	13,970	14,380	14,202
3/18	14,246	14,067	14,491
4/18	14,390	14,118	14,641
5/18	15,311	14,492	15,586
6/18	15,482	14,582	15,762
7/18	15,957	15,102	16,260
8/18	16,723	15,601	17,046
9/18	16,193	15,654	16,505
10/18	14,491	14,538	14,776
11/18	14,701	14,842	14,998
12/18	12,924	13,467	13,187
1/19	14,298	14,577	14,590
2/19	14,918	15,060	15,225
3/19	14,418	15,304	14,718
4/19	14,969	15,923	15,288
5/19	13,658	14,884	13,954
6/19	14,671	15,940	14,993
7/19	14,829	16,165	15,163
8/19	14,158	15,870	14,480
9/19	14,627	16,185	14,963
10/19	14,905	16,523	15,254
11/19	15,361	17,114	15,722
12/19	15,812	17,628	16,192
1/20	15,179	17,575	15,549
2/20	13,717	16,108	14,055
3/20	10,641	14,001	10,907
4/20	11,995	15,806	12,292
5/20	12,519	16,580	12,822
6/20	12,982	16,909	13,301
7/20	13,513	17,847	13,847
8/20	14,043	19,080	14,400
9/20	13,383	18,357	13,723
10/20	13,723	17,938	14,077
11/20	16,214	19,966	16,635
12/20	17,555	20,787	18,019
1/21	18,640	20,647	19,152
2/21	20,051	21,293	20,618
3/21	20,698	22,224	21,305
4/21	21,108	23,378	21,740
5/21	21,532	23,543	22,191
6/21	21,609	24,032	22,265
7/21	21,080	24,544	21,734
8/21	21,498	25,268	22,172
9/21	20,969	24,117	21,633
10/21	21,678	25,769	22,374
11/21	21,171	25,547	21,862
12/21	22,114	26,700	22,852
1/22	20,485	25,274	21,192
2/22	20,768	24,602	21,488
3/22	20,844	25,462	21,567
4/22	19,200	23,270	19,883
5/22	19,544	23,329	20,254
6/22	17,869	21,384	18,523
7/22	19,651	23,379	20,378
8/22	18,802	22,437	19,484
9/22	16,943	20,367	17,559
10/22	19,024	22,066	19,730
11/22	19,804	23,298	20,553
12/22	18,465	21,953	19,173
1/23	20,216	23,388	20,993
2/23	19,959	22,833	20,735
3/23	18,920	23,525	19,666
4/23	18,396	23,835	19,119
5/23	18,070	23,879	18,784
6/23	19,547	25,498	20,330
7/23	20,620	26,345	21,450
8/23	19,753	25,889	20,562
9/23	18,568	24,641	19,329
10/23	17,495	24,054	18,220
11/23	18,937	26,238	19,727
12/23	21,345	27,544	22,251
1/24	20,500	27,912	21,373
2/24	21,183	29,397	22,083
3/24	21,866	30,383	22,799
4/24	20,626	29,097	21,519
5/24	21,659	30,531	22,604
6/24	21,165	31,496	22,090
7/24	23,439	32,029	24,475
8/24	23,088	32,728	24,122
9/24	23,277	33,399	24,327
10/24	22,657	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	29.50%	8.74%	8.52%
Class J Shares Including Sales Charge	28.50%	8.74%	8.52%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019719
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	Institutional
Trading Symbol	PSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.21%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $23,138	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,972	10,252	9,973
12/14	10,256	10,246	10,258
1/15	9,898	9,952	9,899
2/15	10,495	10,519	10,496
3/15	10,662	10,388	10,664
4/15	10,414	10,456	10,416
5/15	10,572	10,596	10,576
6/15	10,683	10,406	10,685
7/15	10,585	10,598	10,594
8/15	10,030	9,965	10,046
9/15	9,676	9,709	9,694
10/15	10,261	10,500	10,285
11/15	10,534	10,547	10,560
12/15	10,029	10,349	10,055
1/16	9,407	9,826	9,435
2/16	9,504	9,828	9,540
3/16	10,280	10,511	10,323
4/16	10,405	10,561	10,444
5/16	10,572	10,754	10,617
6/16	10,633	10,785	10,681
7/16	11,171	11,192	11,225
8/16	11,325	11,214	11,377
9/16	11,394	11,213	11,450
10/16	10,883	10,993	10,938
11/16	12,244	11,464	12,311
12/16	12,654	11,698	12,725
1/17	12,605	11,909	12,675
2/17	12,803	12,360	12,877
3/17	12,788	12,369	12,861
4/17	12,902	12,494	12,977
5/17	12,625	12,638	12,701
6/17	13,001	12,735	13,081
7/17	13,125	12,983	13,208
8/17	12,783	12,994	12,869
9/17	13,763	13,301	13,861
10/17	13,892	13,605	13,992
11/17	14,377	14,030	14,485
12/17	14,301	14,170	14,409
1/18	14,655	14,939	14,774
2/18	14,085	14,380	14,202
3/18	14,365	14,067	14,491
4/18	14,512	14,118	14,641
5/18	15,447	14,492	15,586
6/18	15,616	14,582	15,762
7/18	16,101	15,102	16,260
8/18	16,877	15,601	17,046
9/18	16,343	15,654	16,505
10/18	14,631	14,538	14,776
11/18	14,847	14,842	14,998
12/18	13,052	13,467	13,187
1/19	14,443	14,577	14,590
2/19	15,070	15,060	15,225
3/19	14,570	15,304	14,718
4/19	15,130	15,923	15,288
5/19	13,811	14,884	13,954
6/19	14,835	15,940	14,993
7/19	14,997	16,165	15,163
8/19	14,317	15,870	14,480
9/19	14,793	16,185	14,963
10/19	15,076	16,523	15,254
11/19	15,539	17,114	15,722
12/19	16,000	17,628	16,192
1/20	15,360	17,575	15,549
2/20	13,888	16,108	14,055
3/20	10,776	14,001	10,907
4/20	12,145	15,806	12,292
5/20	12,674	16,580	12,822
6/20	13,152	16,909	13,301
7/20	13,688	17,847	13,847
8/20	14,230	19,080	14,400
9/20	13,565	18,357	13,723
10/20	13,908	17,938	14,077
11/20	16,432	19,966	16,635
12/20	17,795	20,787	18,019
1/21	18,903	20,647	19,152
2/21	20,335	21,293	20,618
3/21	20,995	22,224	21,305
4/21	21,417	23,378	21,740
5/21	21,846	23,543	22,191
6/21	21,925	24,032	22,265
7/21	21,391	24,544	21,734
8/21	21,819	25,268	22,172
9/21	21,285	24,117	21,633
10/21	22,011	25,769	22,374
11/21	21,496	25,547	21,862
12/21	22,457	26,700	22,852
1/22	20,810	25,274	21,192
2/22	21,092	24,602	21,488
3/22	21,171	25,462	21,567
4/22	19,510	23,270	19,883
5/22	19,864	23,329	20,254
6/22	18,166	21,384	18,523
7/22	19,979	23,379	20,378
8/22	19,120	22,437	19,484
9/22	17,234	20,367	17,559
10/22	19,351	22,066	19,730
11/22	20,145	23,298	20,553
12/22	18,789	21,953	19,173
1/23	20,569	23,388	20,993
2/23	20,311	22,833	20,735
3/23	19,264	23,525	19,666
4/23	18,725	23,835	19,119
5/23	18,403	23,879	18,784
6/23	19,908	25,498	20,330
7/23	21,003	26,345	21,450
8/23	20,126	25,889	20,562
9/23	18,918	24,641	19,329
10/23	17,831	24,054	18,220
11/23	19,305	26,238	19,727
12/23	21,759	27,544	22,251
1/24	20,901	27,912	21,373
2/24	21,608	29,397	22,083
3/24	22,297	30,383	22,799
4/24	21,036	29,097	21,519
5/24	22,095	30,531	22,604
6/24	21,599	31,496	22,090
7/24	23,921	32,029	24,475
8/24	23,567	32,728	24,122
9/24	23,761	33,399	24,327
10/24	23,138	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	29.76%	8.95%	8.75%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019714
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-1
Trading Symbol	PSAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$119	1.04%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $21,316	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,968	10,252	9,973
12/14	10,244	10,246	10,258
1/15	9,878	9,952	9,899
2/15	10,467	10,519	10,496
3/15	10,626	10,388	10,664
4/15	10,368	10,456	10,416
5/15	10,523	10,596	10,576
6/15	10,622	10,406	10,685
7/15	10,519	10,598	10,594
8/15	9,960	9,965	10,046
9/15	9,603	9,709	9,694
10/15	10,175	10,500	10,285
11/15	10,437	10,547	10,560
12/15	9,931	10,349	10,055
1/16	9,309	9,826	9,435
2/16	9,402	9,828	9,540
3/16	10,158	10,511	10,323
4/16	10,275	10,561	10,444
5/16	10,437	10,754	10,617
6/16	10,483	10,785	10,681
7/16	11,013	11,192	11,225
8/16	11,152	11,214	11,377
9/16	11,217	11,213	11,450
10/16	10,706	10,993	10,938
11/16	12,034	11,464	12,311
12/16	12,427	11,698	12,725
1/17	12,368	11,909	12,675
2/17	12,555	12,360	12,877
3/17	12,531	12,369	12,861
4/17	12,634	12,494	12,977
5/17	12,353	12,638	12,701
6/17	12,713	12,735	13,081
7/17	12,826	12,983	13,208
8/17	12,486	12,994	12,869
9/17	13,436	13,301	13,861
10/17	13,549	13,605	13,992
11/17	14,017	14,030	14,485
12/17	13,932	14,170	14,409
1/18	14,271	14,939	14,774
2/18	13,703	14,380	14,202
3/18	13,969	14,067	14,491
4/18	14,099	14,118	14,641
5/18	14,996	14,492	15,586
6/18	15,152	14,582	15,762
7/18	15,611	15,102	16,260
8/18	16,351	15,601	17,046
9/18	15,824	15,654	16,505
10/18	14,153	14,538	14,776
11/18	14,357	14,842	14,998
12/18	12,615	13,467	13,187
1/19	13,944	14,577	14,590
2/19	14,541	15,060	15,225
3/19	14,051	15,304	14,718
4/19	14,576	15,923	15,288
5/19	13,295	14,884	13,954
6/19	14,275	15,940	14,993
7/19	14,423	16,165	15,163
8/19	13,761	15,870	14,480
9/19	14,210	16,185	14,963
10/19	14,470	16,523	15,254
11/19	14,907	17,114	15,722
12/19	15,335	17,628	16,192
1/20	14,719	17,575	15,549
2/20	13,293	16,108	14,055
3/20	10,309	14,001	10,907
4/20	11,616	15,806	12,292
5/20	12,112	16,580	12,822
6/20	12,558	16,909	13,301
7/20	13,061	17,847	13,847
8/20	13,570	19,080	14,400
9/20	12,923	18,357	13,723
10/20	13,243	17,938	14,077
11/20	15,637	19,966	16,635
12/20	16,918	20,787	18,019
1/21	17,964	20,647	19,152
2/21	19,310	21,293	20,618
3/21	19,922	22,224	21,305
4/21	20,311	23,378	21,740
5/21	20,706	23,543	22,191
6/21	20,764	24,032	22,265
7/21	20,247	24,544	21,734
8/21	20,636	25,268	22,172
9/21	20,113	24,117	21,633
10/21	20,789	25,769	22,374
11/21	20,285	25,547	21,862
12/21	21,176	26,700	22,852
1/22	19,609	25,274	21,192
2/22	19,866	24,602	21,488
3/22	19,928	25,462	21,567
4/22	18,348	23,270	19,883
5/22	18,667	23,329	20,254
6/22	17,058	21,384	18,523
7/22	18,757	23,379	20,378
8/22	17,932	22,437	19,484
9/22	16,150	20,367	17,559
10/22	18,126	22,066	19,730
11/22	18,854	23,298	20,553
12/22	17,579	21,953	19,173
1/23	19,222	23,388	20,993
2/23	18,969	22,833	20,735
3/23	17,978	23,525	19,666
4/23	17,471	23,835	19,119
5/23	17,149	23,879	18,784
6/23	18,547	25,498	20,330
7/23	19,553	26,345	21,450
8/23	18,723	25,889	20,562
9/23	17,587	24,641	19,329
10/23	16,565	24,054	18,220
11/23	17,917	26,238	19,727
12/23	20,193	27,544	22,251
1/24	19,372	27,912	21,373
2/24	20,017	29,397	22,083
3/24	20,647	30,383	22,799
4/24	19,468	29,097	21,519
5/24	20,424	30,531	22,604
6/24	19,954	31,496	22,090
7/24	22,080	32,029	24,475
8/24	21,738	32,728	24,122
9/24	21,905	33,399	24,327
10/24	21,316	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	28.68%	8.06%	7.86%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019716
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-3
Trading Symbol	PSSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $21,984	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,969	10,252	9,973
12/14	10,247	10,246	10,258
1/15	9,887	9,952	9,899
2/15	10,478	10,519	10,496
3/15	10,637	10,388	10,664
4/15	10,385	10,456	10,416
5/15	10,540	10,596	10,576
6/15	10,641	10,406	10,685
7/15	10,545	10,598	10,594
8/15	9,987	9,965	10,046
9/15	9,627	9,709	9,694
10/15	10,205	10,500	10,285
11/15	10,473	10,547	10,560
12/15	9,965	10,349	10,055
1/16	9,344	9,826	9,435
2/16	9,439	9,828	9,540
3/16	10,205	10,511	10,323
4/16	10,322	10,561	10,444
5/16	10,485	10,754	10,617
6/16	10,540	10,785	10,681
7/16	11,069	11,192	11,225
8/16	11,214	11,214	11,377
9/16	11,282	11,213	11,450
10/16	10,770	10,993	10,938
11/16	12,111	11,464	12,311
12/16	12,511	11,698	12,725
1/17	12,454	11,909	12,675
2/17	12,646	12,360	12,877
3/17	12,626	12,369	12,861
4/17	12,732	12,494	12,977
5/17	12,454	12,638	12,701
6/17	12,818	12,735	13,081
7/17	12,934	12,983	13,208
8/17	12,598	12,994	12,869
9/17	13,558	13,301	13,861
10/17	13,678	13,605	13,992
11/17	14,148	14,030	14,485
12/17	14,068	14,170	14,409
1/18	14,414	14,939	14,774
2/18	13,844	14,380	14,202
3/18	14,119	14,067	14,491
4/18	14,251	14,118	14,641
5/18	15,162	14,492	15,586
6/18	15,325	14,582	15,762
7/18	15,793	15,102	16,260
8/18	16,546	15,601	17,046
9/18	16,016	15,654	16,505
10/18	14,330	14,538	14,776
11/18	14,539	14,842	14,998
12/18	12,778	13,467	13,187
1/19	14,131	14,577	14,590
2/19	14,741	15,060	15,225
3/19	14,241	15,304	14,718
4/19	14,782	15,923	15,288
5/19	13,486	14,884	13,954
6/19	14,482	15,940	14,993
7/19	14,638	16,165	15,163
8/19	13,970	15,870	14,480
9/19	14,425	16,185	14,963
10/19	14,695	16,523	15,254
11/19	15,145	17,114	15,722
12/19	15,585	17,628	16,192
1/20	14,959	17,575	15,549
2/20	13,517	16,108	14,055
3/20	10,480	14,001	10,907
4/20	11,811	15,806	12,292
5/20	12,321	16,580	12,822
6/20	12,781	16,909	13,301
7/20	13,296	17,847	13,847
8/20	13,818	19,080	14,400
9/20	13,161	18,357	13,723
10/20	13,492	17,938	14,077
11/20	15,934	19,966	16,635
12/20	17,246	20,787	18,019
1/21	18,313	20,647	19,152
2/21	19,692	21,293	20,618
3/21	20,322	22,224	21,305
4/21	20,721	23,378	21,740
5/21	21,127	23,543	22,191
6/21	21,189	24,032	22,265
7/21	20,672	24,544	21,734
8/21	21,077	25,268	22,172
9/21	20,547	24,117	21,633
10/21	21,239	25,769	22,374
11/21	20,734	25,547	21,862
12/21	21,649	26,700	22,852
1/22	20,055	25,274	21,192
2/22	20,320	24,602	21,488
3/22	20,388	25,462	21,567
4/22	18,780	23,270	19,883
5/22	19,113	23,329	20,254
6/22	17,465	21,384	18,523
7/22	19,208	23,379	20,378
8/22	18,373	22,437	19,484
9/22	16,549	20,367	17,559
10/22	18,577	22,066	19,730
11/22	19,330	23,298	20,553
12/22	18,027	21,953	19,173
1/23	19,721	23,388	20,993
2/23	19,466	22,833	20,735
3/23	18,454	23,525	19,666
4/23	17,930	23,835	19,119
5/23	17,615	23,879	18,784
6/23	19,047	25,498	20,330
7/23	20,089	26,345	21,450
8/23	19,242	25,889	20,562
9/23	18,080	24,641	19,329
10/23	17,030	24,054	18,220
11/23	18,432	26,238	19,727
12/23	20,770	27,544	22,251
1/24	19,937	27,912	21,373
2/24	20,599	29,397	22,083
3/24	21,252	30,383	22,799
4/24	20,046	29,097	21,519
5/24	21,042	30,531	22,604
6/24	20,560	31,496	22,090
7/24	22,754	32,029	24,475
8/24	22,412	32,728	24,122
9/24	22,591	33,399	24,327
10/24	21,984	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	29.09%	8.39%	8.20%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019718
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-4
Trading Symbol	PSSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$62	0.54%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $22,402	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,969	10,252	9,973
12/14	10,251	10,246	10,258
1/15	9,889	9,952	9,899
2/15	10,480	10,519	10,496
3/15	10,642	10,388	10,664
4/15	10,392	10,456	10,416
5/15	10,550	10,596	10,576
6/15	10,654	10,406	10,685
7/15	10,555	10,598	10,594
8/15	10,001	9,965	10,046
9/15	9,643	9,709	9,694
10/15	10,222	10,500	10,285
11/15	10,492	10,547	10,560
12/15	9,986	10,349	10,055
1/16	9,365	9,826	9,435
2/16	9,459	9,828	9,540
3/16	10,229	10,511	10,323
4/16	10,351	10,561	10,444
5/16	10,513	10,754	10,617
6/16	10,571	10,785	10,681
7/16	11,103	11,192	11,225
8/16	11,251	11,214	11,377
9/16	11,319	11,213	11,450
10/16	10,810	10,993	10,938
11/16	12,156	11,464	12,311
12/16	12,560	11,698	12,725
1/17	12,503	11,909	12,675
2/17	12,699	12,360	12,877
3/17	12,679	12,369	12,861
4/17	12,789	12,494	12,977
5/17	12,512	12,638	12,701
6/17	12,880	12,735	13,081
7/17	13,000	12,983	13,208
8/17	12,660	12,994	12,869
9/17	13,631	13,301	13,861
10/17	13,750	13,605	13,992
11/17	14,228	14,030	14,485
12/17	14,148	14,170	14,409
1/18	14,498	14,939	14,774
2/18	13,929	14,380	14,202
3/18	14,203	14,067	14,491
4/18	14,345	14,118	14,641
5/18	15,264	14,492	15,586
6/18	15,426	14,582	15,762
7/18	15,903	15,102	16,260
8/18	16,663	15,601	17,046
9/18	16,130	15,654	16,505
10/18	14,439	14,538	14,776
11/18	14,647	14,842	14,998
12/18	12,873	13,467	13,187
1/19	14,239	14,577	14,590
2/19	14,859	15,060	15,225
3/19	14,360	15,304	14,718
4/19	14,905	15,923	15,288
5/19	13,602	14,884	13,954
6/19	14,607	15,940	14,993
7/19	14,767	16,165	15,163
8/19	14,096	15,870	14,480
9/19	14,555	16,185	14,963
10/19	14,836	16,523	15,254
11/19	15,284	17,114	15,722
12/19	15,733	17,628	16,192
1/20	15,103	17,575	15,549
2/20	13,646	16,108	14,055
3/20	10,585	14,001	10,907
4/20	11,932	15,806	12,292
5/20	12,452	16,580	12,822
6/20	12,911	16,909	13,301
7/20	13,438	17,847	13,847
8/20	13,964	19,080	14,400
9/20	13,309	18,357	13,723
10/20	13,640	17,938	14,077
11/20	16,113	19,966	16,635
12/20	17,443	20,787	18,019
1/21	18,528	20,647	19,152
2/21	19,924	21,293	20,618
3/21	20,566	22,224	21,305
4/21	20,972	23,378	21,740
5/21	21,389	23,543	22,191
6/21	21,458	24,032	22,265
7/21	20,934	24,544	21,734
8/21	21,346	25,268	22,172
9/21	20,816	24,117	21,633
10/21	21,520	25,769	22,374
11/21	21,009	25,547	21,862
12/21	21,946	26,700	22,852
1/22	20,326	25,274	21,192
2/22	20,604	24,602	21,488
3/22	20,672	25,462	21,567
4/22	19,045	23,270	19,883
5/22	19,384	23,329	20,254
6/22	17,717	21,384	18,523
7/22	19,486	23,379	20,378
8/22	18,645	22,437	19,484
9/22	16,802	20,367	17,559
10/22	18,862	22,066	19,730
11/22	19,628	23,298	20,553
12/22	18,302	21,953	19,173
1/23	20,026	23,388	20,993
2/23	19,771	22,833	20,735
3/23	18,744	23,525	19,666
4/23	18,220	23,835	19,119
5/23	17,898	23,879	18,784
6/23	19,359	25,498	20,330
7/23	20,416	26,345	21,450
8/23	19,561	25,889	20,562
9/23	18,385	24,641	19,329
10/23	17,320	24,054	18,220
11/23	18,744	26,238	19,727
12/23	21,125	27,544	22,251
1/24	20,284	27,912	21,373
2/24	20,961	29,397	22,083
3/24	21,631	30,383	22,799
4/24	20,400	29,097	21,519
5/24	21,421	30,531	22,604
6/24	20,930	31,496	22,090
7/24	23,173	32,029	24,475
8/24	22,831	32,728	24,122
9/24	23,010	33,399	24,327
10/24	22,402	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	29.34%	8.59%	8.40%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019717
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-5
Trading Symbol	PSSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $22,674	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,973	10,252	9,973
12/14	10,254	10,246	10,258
1/15	9,893	9,952	9,899
2/15	10,486	10,519	10,496
3/15	10,652	10,388	10,664
4/15	10,399	10,456	10,416
5/15	10,561	10,596	10,576
6/15	10,665	10,406	10,685
7/15	10,569	10,598	10,594
8/15	10,014	9,965	10,046
9/15	9,657	9,709	9,694
10/15	10,238	10,500	10,285
11/15	10,507	10,547	10,560
12/15	10,002	10,349	10,055
1/16	9,382	9,826	9,435
2/16	9,477	9,828	9,540
3/16	10,249	10,511	10,323
4/16	10,371	10,561	10,444
5/16	10,537	10,754	10,617
6/16	10,595	10,785	10,681
7/16	11,130	11,192	11,225
8/16	11,278	11,214	11,377
9/16	11,350	11,213	11,450
10/16	10,838	10,993	10,938
11/16	12,190	11,464	12,311
12/16	12,597	11,698	12,725
1/17	12,540	11,909	12,675
2/17	12,736	12,360	12,877
3/17	12,721	12,369	12,861
4/17	12,831	12,494	12,977
5/17	12,554	12,638	12,701
6/17	12,927	12,735	13,081
7/17	13,046	12,983	13,208
8/17	12,707	12,994	12,869
9/17	13,681	13,301	13,861
10/17	13,805	13,605	13,992
11/17	14,287	14,030	14,485
12/17	14,207	14,170	14,409
1/18	14,562	14,939	14,774
2/18	13,989	14,380	14,202
3/18	14,268	14,067	14,491
4/18	14,410	14,118	14,641
5/18	15,333	14,492	15,586
6/18	15,500	14,582	15,762
7/18	15,976	15,102	16,260
8/18	16,741	15,601	17,046
9/18	16,214	15,654	16,505
10/18	14,509	14,538	14,776
11/18	14,722	14,842	14,998
12/18	12,942	13,467	13,187
1/19	14,320	14,577	14,590
2/19	14,940	15,060	15,225
3/19	14,440	15,304	14,718
4/19	14,991	15,923	15,288
5/19	13,682	14,884	13,954
6/19	14,693	15,940	14,993
7/19	14,854	16,165	15,163
8/19	14,182	15,870	14,480
9/19	14,647	16,185	14,963
10/19	14,928	16,523	15,254
11/19	15,382	17,114	15,722
12/19	15,836	17,628	16,192
1/20	15,205	17,575	15,549
2/20	13,741	16,108	14,055
3/20	10,659	14,001	10,907
4/20	12,013	15,806	12,292
5/20	12,540	16,580	12,822
6/20	13,006	16,909	13,301
7/20	13,533	17,847	13,847
8/20	14,072	19,080	14,400
9/20	13,410	18,357	13,723
10/20	13,747	17,938	14,077
11/20	16,240	19,966	16,635
12/20	17,584	20,787	18,019
1/21	18,670	20,647	19,152
2/21	20,082	21,293	20,618
3/21	20,731	22,224	21,305
4/21	21,143	23,378	21,740
5/21	21,568	23,543	22,191
6/21	21,636	24,032	22,265
7/21	21,112	24,544	21,734
8/21	21,530	25,268	22,172
9/21	21,000	24,117	21,633
10/21	21,705	25,769	22,374
11/21	21,199	25,547	21,862
12/21	22,139	26,700	22,852
1/22	20,515	25,274	21,192
2/22	20,794	24,602	21,488
3/22	20,869	25,462	21,567
4/22	19,224	23,270	19,883
5/22	19,564	23,329	20,254
6/22	17,892	21,384	18,523
7/22	19,679	23,379	20,378
8/22	18,830	22,437	19,484
9/22	16,968	20,367	17,559
10/22	19,047	22,066	19,730
11/22	19,822	23,298	20,553
12/22	18,487	21,953	19,173
1/23	20,239	23,388	20,993
2/23	19,976	22,833	20,735
3/23	18,938	23,525	19,666
4/23	18,412	23,835	19,119
5/23	18,089	23,879	18,784
6/23	19,570	25,498	20,330
7/23	20,637	26,345	21,450
8/23	19,780	25,889	20,562
9/23	18,585	24,641	19,329
10/23	17,510	24,054	18,220
11/23	18,953	26,238	19,727
12/23	21,368	27,544	22,251
1/24	20,515	27,912	21,373
2/24	21,203	29,397	22,083
3/24	21,884	30,383	22,799
4/24	20,648	29,097	21,519
5/24	21,680	30,531	22,604
6/24	21,180	31,496	22,090
7/24	23,456	32,029	24,475
8/24	23,104	32,728	24,122
9/24	23,292	33,399	24,327
10/24	22,674	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	29.49%	8.72%	8.53%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000175485
Shareholder Report [Line Items]
Fund Name	SmallCap S&P 600 Index Fund
Class Name	R-6
Trading Symbol	PSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap S&P 600 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The Fund uses derivative strategies and invests in exchange-traded funds ("ETFs"). During the 12 months ending in October 2024, the Fund’s investments performed in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns, with financials and real estate performing the best, while the energy and consumer staples sectors lagged. Lumen Technologies, Jackson Financial, and Abercrombie & Fitch contributed to Fund performance. SolarEdge Technologies, Green Plains, and AMN Healthcare Services detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $22,974	S&P 1500 Index TR $33,085	S&P SmallCap 600 Index $23,686
10/14	10,000	10,000	10,000
11/14	9,969	10,252	9,973
12/14	10,247	10,246	10,258
1/15	9,887	9,952	9,899
2/15	10,478	10,519	10,496
3/15	10,637	10,388	10,664
4/15	10,385	10,456	10,416
5/15	10,540	10,596	10,576
6/15	10,641	10,406	10,685
7/15	10,545	10,598	10,594
8/15	9,987	9,965	10,046
9/15	9,627	9,709	9,694
10/15	10,205	10,500	10,285
11/15	10,473	10,547	10,560
12/15	9,965	10,349	10,055
1/16	9,344	9,826	9,435
2/16	9,439	9,828	9,540
3/16	10,205	10,511	10,323
4/16	10,322	10,561	10,444
5/16	10,485	10,754	10,617
6/16	10,540	10,785	10,681
7/16	11,069	11,192	11,225
8/16	11,214	11,214	11,377
9/16	11,282	11,213	11,450
10/16	10,770	10,993	10,938
11/16	12,110	11,464	12,311
12/16	12,515	11,698	12,725
1/17	12,461	11,909	12,675
2/17	12,662	12,360	12,877
3/17	12,647	12,369	12,861
4/17	12,755	12,494	12,977
5/17	12,481	12,638	12,701
6/17	12,853	12,735	13,081
7/17	12,976	12,983	13,208
8/17	12,642	12,994	12,869
9/17	13,612	13,301	13,861
10/17	13,740	13,605	13,992
11/17	14,220	14,030	14,485
12/17	14,147	14,170	14,409
1/18	14,502	14,939	14,774
2/18	13,938	14,380	14,202
3/18	14,215	14,067	14,491
4/18	14,361	14,118	14,641
5/18	15,286	14,492	15,586
6/18	15,453	14,582	15,762
7/18	15,934	15,102	16,260
8/18	16,702	15,601	17,046
9/18	16,173	15,654	16,505
10/18	14,478	14,538	14,776
11/18	14,693	14,842	14,998
12/18	12,923	13,467	13,187
1/19	14,295	14,577	14,590
2/19	14,921	15,060	15,225
3/19	14,420	15,304	14,718
4/19	14,975	15,923	15,288
5/19	13,668	14,884	13,954
6/19	14,682	15,940	14,993
7/19	14,850	16,165	15,163
8/19	14,181	15,870	14,480
9/19	14,653	16,185	14,963
10/19	14,933	16,523	15,254
11/19	15,392	17,114	15,722
12/19	15,848	17,628	16,192
1/20	15,221	17,575	15,549
2/20	13,755	16,108	14,055
3/20	10,676	14,001	10,907
4/20	12,033	15,806	12,292
5/20	12,558	16,580	12,822
6/20	13,032	16,909	13,301
7/20	13,563	17,847	13,847
8/20	14,107	19,080	14,400
9/20	13,441	18,357	13,723
10/20	13,787	17,938	14,077
11/20	16,290	19,966	16,635
12/20	17,639	20,787	18,019
1/21	18,739	20,647	19,152
2/21	20,159	21,293	20,618
3/21	20,814	22,224	21,305
4/21	21,233	23,378	21,740
5/21	21,658	23,543	22,191
6/21	21,737	24,032	22,265
7/21	21,213	24,544	21,734
8/21	21,639	25,268	22,172
9/21	21,108	24,117	21,633
10/21	21,828	25,769	22,374
11/21	21,318	25,547	21,862
12/21	22,269	26,700	22,852
1/22	20,641	25,274	21,192
2/22	20,921	24,602	21,488
3/22	21,000	25,462	21,567
4/22	19,351	23,270	19,883
5/22	19,702	23,329	20,254
6/22	18,017	21,384	18,523
7/22	19,824	23,379	20,378
8/22	18,971	22,437	19,484
9/22	17,100	20,367	17,559
10/22	19,200	22,066	19,730
11/22	19,989	23,298	20,553
12/22	18,645	21,953	19,173
1/23	20,412	23,388	20,993
2/23	20,156	22,833	20,735
3/23	19,117	23,525	19,666
4/23	18,589	23,835	19,119
5/23	18,262	23,879	18,784
6/23	19,757	25,498	20,330
7/23	20,844	26,345	21,450
8/23	19,981	25,889	20,562
9/23	18,781	24,641	19,329
10/23	17,702	24,054	18,220
11/23	19,165	26,238	19,727
12/23	21,603	27,544	22,251
1/24	20,751	27,912	21,373
2/24	21,453	29,397	22,083
3/24	22,146	30,383	22,799
4/24	20,893	29,097	21,519
5/24	21,937	30,531	22,604
6/24	21,444	31,496	22,090
7/24	23,751	32,029	24,475
8/24	23,400	32,728	24,122
9/24	23,600	33,399	24,327
10/24	22,974	33,085	23,686

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	29.78%	9.00%	8.67%
S&P 1500 Index TR	37.54%	14.90%	12.71%
S&P SmallCap 600 Index	30.00%	9.20%	9.01%

Performance Inception Date	Dec. 06, 2000
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,217,075,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,797,000
InvestmentCompanyPortfolioTurnover	22.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,217,075 Total Number of Portfolio Holdings608 Portfolio Turnover Rate 22.4% Total Advisory Fees Paid (amount in thousands)$1,797
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.04%
Investment Companies	2.20%
Other Assets and LiabilitiesFootnote Reference*	(0.24)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000076717
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	Class J
Trading Symbol	PSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J shares with maximum sales charge $20,812	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,051	10,242	9,954
12/14	10,286	10,242	10,225
1/15	9,856	9,957	9,800
2/15	10,537	10,534	10,255
3/15	10,715	10,427	10,428
4/15	10,512	10,474	10,205
5/15	10,666	10,619	10,290
6/15	10,755	10,441	10,303
7/15	10,585	10,616	10,019
8/15	10,108	9,975	9,527
9/15	9,646	9,684	9,197
10/15	10,116	10,449	9,712
11/15	10,351	10,507	9,988
12/15	9,829	10,291	9,462
1/16	9,105	9,711	8,826
2/16	9,205	9,707	8,886
3/16	9,929	10,391	9,623
4/16	10,101	10,455	9,827
5/16	10,282	10,642	10,007
6/16	10,191	10,664	10,037
7/16	10,662	11,087	10,579
8/16	10,852	11,116	10,842
9/16	10,952	11,133	10,927
10/16	10,553	10,892	10,568
11/16	11,902	11,380	11,971
12/16	12,266	11,602	12,465
1/17	12,218	11,820	12,376
2/17	12,323	12,260	12,555
3/17	12,199	12,268	12,449
4/17	12,189	12,398	12,498
5/17	11,835	12,525	12,109
6/17	12,103	12,638	12,532
7/17	12,160	12,876	12,612
8/17	11,902	12,901	12,302
9/17	12,696	13,216	13,173
10/17	12,840	13,504	13,190
11/17	13,146	13,914	13,572
12/17	13,056	14,053	13,442
1/18	13,269	14,794	13,608
2/18	12,660	14,249	12,927
3/18	12,762	13,963	9,407
4/18	12,873	14,016	13,314
5/18	13,523	14,412	14,089
6/18	13,513	14,506	14,174
7/18	13,736	14,987	14,424
8/18	14,120	15,514	14,768
9/18	13,740	15,539	14,401
10/18	12,432	14,395	13,112
11/18	12,653	14,683	13,323
12/18	11,141	13,317	11,713
1/19	12,353	14,460	12,994
2/19	13,004	14,968	13,499
3/19	12,595	15,187	13,110
4/19	13,157	15,793	13,606
5/19	12,060	14,771	12,494
6/19	12,838	15,809	13,290
7/19	12,991	16,044	13,311
8/19	12,315	15,717	12,569
9/19	12,863	15,993	13,214
10/19	13,004	16,337	13,534
11/19	13,259	16,958	13,851
12/19	13,653	17,447	14,336
1/20	12,999	17,428	13,563
2/20	11,614	16,002	12,245
3/20	8,794	13,801	9,224
4/20	9,922	15,629	10,361
5/20	10,332	16,465	10,659
6/20	10,486	16,841	10,967
7/20	10,691	17,797	11,194
8/20	11,230	19,087	11,797
9/20	10,743	18,392	11,248
10/20	11,063	17,995	11,650
11/20	13,050	20,184	13,899
12/20	14,087	21,092	15,000
1/21	14,382	20,998	15,789
2/21	15,952	21,654	17,273
3/21	16,762	22,431	18,175
4/21	17,341	23,587	18,543
5/21	17,920	23,695	19,120
6/21	17,624	24,279	19,004
7/21	17,187	24,689	18,324
8/21	17,547	25,393	18,815
9/21	17,303	24,254	18,438
10/21	18,036	25,894	19,141
11/21	17,637	25,500	18,487
12/21	18,600	26,504	19,241
1/22	17,897	24,945	18,119
2/22	18,196	24,317	18,419
3/22	18,241	25,105	18,779
4/22	17,015	22,852	17,322
5/22	17,613	22,822	17,654
6/22	16,028	20,912	15,910
7/22	17,493	22,874	17,451
8/22	16,850	22,021	16,899
9/22	15,221	19,979	15,177
10/22	17,060	21,617	17,087
11/22	17,852	22,745	17,609
12/22	16,812	21,414	16,454
1/23	18,421	22,888	18,024
2/23	18,320	22,353	17,609
3/23	17,382	22,951	16,346
4/23	16,845	23,196	15,938
5/23	16,611	23,286	15,625
6/23	18,253	24,876	16,866
7/23	19,276	25,768	18,139
8/23	18,605	25,270	17,266
9/23	17,616	24,067	16,367
10/23	16,560	23,429	15,391
11/23	17,968	25,613	16,776
12/23	20,121	26,972	18,864
1/24	19,345	27,271	18,007
2/24	19,880	28,747	18,596
3/24	20,812	29,674	19,411
4/24	19,535	28,369	18,174
5/24	20,415	29,709	19,024
6/24	20,070	30,629	18,704
7/24	21,933	31,198	20,983
8/24	21,416	31,877	20,589
9/24	21,295	32,537	20,602
10/24	20,812	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	25.67%	9.86%	7.60%
Class J Shares Including Sales Charge	24.67%	9.86%	7.60%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019589
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	Institutional
Trading Symbol	PPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.96%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $21,629	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,057	10,242	9,954
12/14	10,299	10,242	10,225
1/15	9,877	9,957	9,800
2/15	10,554	10,534	10,255
3/15	10,737	10,427	10,428
4/15	10,546	10,474	10,205
5/15	10,697	10,619	10,290
6/15	10,793	10,441	10,303
7/15	10,626	10,616	10,019
8/15	10,156	9,975	9,527
9/15	9,686	9,684	9,197
10/15	10,164	10,449	9,712
11/15	10,403	10,507	9,988
12/15	9,886	10,291	9,462
1/16	9,163	9,711	8,826
2/16	9,261	9,707	8,886
3/16	9,993	10,391	9,623
4/16	10,171	10,455	9,827
5/16	10,359	10,642	10,007
6/16	10,269	10,664	10,037
7/16	10,751	11,087	10,579
8/16	10,938	11,116	10,842
9/16	11,046	11,133	10,927
10/16	10,653	10,892	10,568
11/16	12,009	11,380	11,971
12/16	12,385	11,602	12,465
1/17	12,338	11,820	12,376
2/17	12,451	12,260	12,555
3/17	12,329	12,268	12,449
4/17	12,319	12,398	12,498
5/17	11,979	12,525	12,109
6/17	12,244	12,638	12,532
7/17	12,310	12,876	12,612
8/17	12,055	12,901	12,302
9/17	12,858	13,216	13,173
10/17	13,009	13,504	13,190
11/17	13,321	13,914	13,572
12/17	13,242	14,053	13,442
1/18	13,463	14,794	13,608
2/18	12,850	14,249	12,927
3/18	12,951	13,963	9,407
4/18	13,071	14,016	13,314
5/18	13,724	14,412	14,089
6/18	13,724	14,506	14,174
7/18	13,955	14,987	14,424
8/18	14,345	15,514	14,768
9/18	13,970	15,539	14,401
10/18	12,645	14,395	13,112
11/18	12,874	14,683	13,323
12/18	11,337	13,317	11,713
1/19	12,571	14,460	12,994
2/19	13,239	14,968	13,499
3/19	12,823	15,187	13,110
4/19	13,402	15,793	13,606
5/19	12,294	14,771	12,494
6/19	13,087	15,809	13,290
7/19	13,264	16,044	13,311
8/19	12,571	15,717	12,569
9/19	13,138	15,993	13,214
10/19	13,289	16,337	13,534
11/19	13,541	16,958	13,851
12/19	13,965	17,447	14,336
1/20	13,304	17,428	13,563
2/20	11,881	16,002	12,245
3/20	9,009	13,801	9,224
4/20	10,166	15,629	10,361
5/20	10,585	16,465	10,659
6/20	10,763	16,841	10,967
7/20	10,953	17,797	11,194
8/20	11,525	19,087	11,797
9/20	11,017	18,392	11,248
10/20	11,360	17,995	11,650
11/20	13,406	20,184	13,899
12/20	14,470	21,092	15,000
1/21	14,778	20,998	15,789
2/21	16,404	21,654	17,273
3/21	17,236	22,431	18,175
4/21	17,838	23,587	18,543
5/21	18,440	23,695	19,120
6/21	18,145	24,279	19,004
7/21	17,684	24,689	18,324
8/21	18,069	25,393	18,815
9/21	17,812	24,254	18,438
10/21	18,568	25,894	19,141
11/21	18,171	25,500	18,487
12/21	19,150	26,504	19,241
1/22	18,437	24,945	18,119
2/22	18,764	24,317	18,419
3/22	18,808	25,105	18,779
4/22	17,546	22,852	17,322
5/22	18,170	22,822	17,654
6/22	16,537	20,912	15,910
7/22	18,051	22,874	17,451
8/22	17,383	22,021	16,899
9/22	15,706	19,979	15,177
10/22	17,635	21,617	17,087
11/22	18,437	22,745	17,609
12/22	17,379	21,414	16,454
1/23	19,041	22,888	18,024
2/23	18,958	22,353	17,609
3/23	17,978	22,951	16,346
4/23	17,413	23,196	15,938
5/23	17,180	23,286	15,625
6/23	18,891	24,876	16,866
7/23	19,955	25,768	18,139
8/23	19,273	25,270	17,266
9/23	18,260	24,067	16,367
10/23	17,180	23,429	15,391
11/23	18,626	25,613	16,776
12/23	20,857	26,972	18,864
1/24	20,052	27,271	18,007
2/24	20,635	28,747	18,596
3/24	21,611	29,674	19,411
4/24	20,275	28,369	18,174
5/24	21,183	29,709	19,024
6/24	20,823	30,629	18,704
7/24	22,777	31,198	20,983
8/24	22,246	31,877	20,589
9/24	22,126	32,537	20,602
10/24	21,629	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	25.89%	10.23%	8.02%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019588
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-1
Trading Symbol	PCPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-1	$202	1.80%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-1 shares at net asset value $19,862	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,045	10,242	9,954
12/14	10,274	10,242	10,225
1/15	9,850	9,957	9,800
2/15	10,520	10,534	10,255
3/15	10,698	10,427	10,428
4/15	10,494	10,474	10,205
5/15	10,638	10,619	10,290
6/15	10,723	10,441	10,303
7/15	10,553	10,616	10,019
8/15	10,070	9,975	9,527
9/15	9,604	9,684	9,197
10/15	10,070	10,449	9,712
11/15	10,299	10,507	9,988
12/15	9,782	10,291	9,462
1/16	9,059	9,711	8,826
2/16	9,154	9,707	8,886
3/16	9,867	10,391	9,623
4/16	10,029	10,455	9,827
5/16	10,219	10,642	10,007
6/16	10,114	10,664	10,037
7/16	10,590	11,087	10,579
8/16	10,761	11,116	10,842
9/16	10,865	11,133	10,927
10/16	10,466	10,892	10,568
11/16	11,797	11,380	11,971
12/16	12,156	11,602	12,465
1/17	12,096	11,820	12,376
2/17	12,196	12,260	12,555
3/17	12,075	12,268	12,449
4/17	12,055	12,398	12,498
5/17	11,703	12,525	12,109
6/17	11,965	12,638	12,532
7/17	12,015	12,876	12,612
8/17	11,753	12,901	12,302
9/17	12,538	13,216	13,173
10/17	12,669	13,504	13,190
11/17	12,971	13,914	13,572
12/17	12,882	14,053	13,442
1/18	13,085	14,794	13,608
2/18	12,485	14,249	12,927
3/18	12,571	13,963	9,407
4/18	12,678	14,016	13,314
5/18	13,310	14,412	14,089
6/18	13,300	14,506	14,174
7/18	13,503	14,987	14,424
8/18	13,876	15,514	14,768
9/18	13,496	15,539	14,401
10/18	12,211	14,395	13,112
11/18	12,424	14,683	13,323
12/18	10,937	13,317	11,713
1/19	12,125	14,460	12,994
2/19	12,753	14,968	13,499
3/19	12,344	15,187	13,110
4/19	12,890	15,793	13,606
5/19	11,825	14,771	12,494
6/19	12,576	15,809	13,290
7/19	12,726	16,044	13,311
8/19	12,057	15,717	12,569
9/19	12,589	15,993	13,214
10/19	12,726	16,337	13,534
11/19	12,972	16,958	13,851
12/19	13,345	17,447	14,336
1/20	12,717	17,428	13,563
2/20	11,351	16,002	12,245
3/20	8,592	13,801	9,224
4/20	9,698	15,629	10,361
5/20	10,081	16,465	10,659
6/20	10,245	16,841	10,967
7/20	10,436	17,797	11,194
8/20	10,955	19,087	11,797
9/20	10,477	18,392	11,248
10/20	10,791	17,995	11,650
11/20	12,717	20,184	13,899
12/20	13,728	21,092	15,000
1/21	14,001	20,998	15,789
2/21	15,532	21,654	17,273
3/21	16,312	22,431	18,175
4/21	16,872	23,587	18,543
5/21	17,419	23,695	19,120
6/21	17,132	24,279	19,004
7/21	16,695	24,689	18,324
8/21	17,036	25,393	18,815
9/21	16,790	24,254	18,438
10/21	17,488	25,894	19,141
11/21	17,091	25,500	18,487
12/21	18,008	26,504	19,241
1/22	17,333	24,945	18,119
2/22	17,623	24,317	18,419
3/22	17,655	25,105	18,779
4/22	16,466	22,852	17,322
5/22	17,028	22,822	17,654
6/22	15,486	20,912	15,910
7/22	16,900	22,874	17,451
8/22	16,257	22,021	16,899
9/22	14,683	19,979	15,177
10/22	16,466	21,617	17,087
11/22	17,205	22,745	17,609
12/22	16,196	21,414	16,454
1/23	17,741	22,888	18,024
2/23	17,650	22,353	17,609
3/23	16,723	22,951	16,346
4/23	16,196	23,196	15,938
5/23	15,960	23,286	15,625
6/23	17,541	24,876	16,866
7/23	18,523	25,768	18,139
8/23	17,868	25,270	17,266
9/23	16,923	24,067	16,367
10/23	15,905	23,429	15,391
11/23	17,232	25,613	16,776
12/23	19,301	26,972	18,864
1/24	18,534	27,271	18,007
2/24	19,058	28,747	18,596
3/24	19,937	29,674	19,411
4/24	18,702	28,369	18,174
5/24	19,525	29,709	19,024
6/24	19,189	30,629	18,704
7/24	20,965	31,198	20,983
8/24	20,460	31,877	20,589
9/24	20,330	32,537	20,602
10/24	19,862	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-1 Shares	24.88%	9.31%	7.10%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019585
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-3
Trading Symbol	PJARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$168	1.49%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 shares at net asset value $20,491	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,051	10,242	9,954
12/14	10,288	10,242	10,225
1/15	9,862	9,957	9,800
2/15	10,533	10,534	10,255
3/15	10,713	10,427	10,428
4/15	10,517	10,474	10,205
5/15	10,664	10,619	10,290
6/15	10,746	10,441	10,303
7/15	10,583	10,616	10,019
8/15	10,108	9,975	9,527
9/15	9,641	9,684	9,197
10/15	10,108	10,449	9,712
11/15	10,337	10,507	9,988
12/15	9,821	10,291	9,462
1/16	9,098	9,711	8,826
2/16	9,199	9,707	8,886
3/16	9,913	10,391	9,623
4/16	10,087	10,455	9,827
5/16	10,270	10,642	10,007
6/16	10,178	10,664	10,037
7/16	10,645	11,087	10,579
8/16	10,828	11,116	10,842
9/16	10,929	11,133	10,927
10/16	10,535	10,892	10,568
11/16	11,871	11,380	11,971
12/16	12,240	11,602	12,465
1/17	12,191	11,820	12,376
2/17	12,298	12,260	12,555
3/17	12,162	12,268	12,449
4/17	12,153	12,398	12,498
5/17	11,805	12,525	12,109
6/17	12,066	12,638	12,532
7/17	12,124	12,876	12,612
8/17	11,863	12,901	12,302
9/17	12,656	13,216	13,173
10/17	12,791	13,504	13,190
11/17	13,100	13,914	13,572
12/17	13,015	14,053	13,442
1/18	13,220	14,794	13,608
2/18	12,614	14,249	12,927
3/18	12,707	13,963	9,407
4/18	12,820	14,016	13,314
5/18	13,456	14,412	14,089
6/18	13,456	14,506	14,174
7/18	13,671	14,987	14,424
8/18	14,049	15,514	14,768
9/18	13,676	15,539	14,401
10/18	12,373	14,395	13,112
11/18	12,587	14,683	13,323
12/18	11,084	13,317	11,713
1/19	12,286	14,460	12,994
2/19	12,931	14,968	13,499
3/19	12,518	15,187	13,110
4/19	13,074	15,793	13,606
5/19	11,988	14,771	12,494
6/19	12,764	15,809	13,290
7/19	12,919	16,044	13,311
8/19	12,247	15,717	12,569
9/19	12,789	15,993	13,214
10/19	12,931	16,337	13,534
11/19	13,177	16,958	13,851
12/19	13,573	17,447	14,336
1/20	12,925	17,428	13,563
2/20	11,551	16,002	12,245
3/20	8,750	13,801	9,224
4/20	9,865	15,629	10,361
5/20	10,267	16,465	10,659
6/20	10,436	16,841	10,967
7/20	10,617	17,797	11,194
8/20	11,162	19,087	11,797
9/20	10,669	18,392	11,248
10/20	10,993	17,995	11,650
11/20	12,964	20,184	13,899
12/20	13,997	21,092	15,000
1/21	14,283	20,998	15,789
2/21	15,856	21,654	17,273
3/21	16,648	22,431	18,175
4/21	17,220	23,587	18,543
5/21	17,792	23,695	19,120
6/21	17,506	24,279	19,004
7/21	17,051	24,689	18,324
8/21	17,402	25,393	18,815
9/21	17,168	24,254	18,438
10/21	17,883	25,894	19,141
11/21	17,480	25,500	18,487
12/21	18,426	26,504	19,241
1/22	17,730	24,945	18,119
2/22	18,033	24,317	18,419
3/22	18,063	25,105	18,779
4/22	16,854	22,852	17,322
5/22	17,443	22,822	17,654
6/22	15,871	20,912	15,910
7/22	17,322	22,874	17,451
8/22	16,672	22,021	16,899
9/22	15,055	19,979	15,177
10/22	16,884	21,617	17,087
11/22	17,655	22,745	17,609
12/22	16,628	21,414	16,454
1/23	18,204	22,888	18,024
2/23	18,119	22,353	17,609
3/23	17,170	22,951	16,346
4/23	16,645	23,196	15,938
5/23	16,407	23,286	15,625
6/23	18,035	24,876	16,866
7/23	19,052	25,768	18,139
8/23	18,374	25,270	17,266
9/23	17,391	24,067	16,367
10/23	16,357	23,429	15,391
11/23	17,746	25,613	16,776
12/23	19,863	26,972	18,864
1/24	19,078	27,271	18,007
2/24	19,619	28,747	18,596
3/24	20,543	29,674	19,411
4/24	19,270	28,369	18,174
5/24	20,124	29,709	19,024
6/24	19,776	30,629	18,704
7/24	21,624	31,198	20,983
8/24	21,101	31,877	20,589
9/24	20,979	32,537	20,602
10/24	20,491	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	25.27%	9.64%	7.44%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-1 shares will convert into Class R-3 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019587
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-4
Trading Symbol	PSTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-4	$147	1.30%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-4 shares at net asset value $20,876	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,051	10,242	9,954
12/14	10,286	10,242	10,225
1/15	9,856	9,957	9,800
2/15	10,538	10,534	10,255
3/15	10,716	10,427	10,428
4/15	10,521	10,474	10,205
5/15	10,667	10,619	10,290
6/15	10,757	10,441	10,303
7/15	10,586	10,616	10,019
8/15	10,116	9,975	9,527
9/15	9,653	9,684	9,197
10/15	10,124	10,449	9,712
11/15	10,359	10,507	9,988
12/15	9,838	10,291	9,462
1/16	9,112	9,711	8,826
2/16	9,212	9,707	8,886
3/16	9,938	10,391	9,623
4/16	10,110	10,455	9,827
5/16	10,301	10,642	10,007
6/16	10,201	10,664	10,037
7/16	10,673	11,087	10,579
8/16	10,863	11,116	10,842
9/16	10,963	11,133	10,927
10/16	10,573	10,892	10,568
11/16	11,916	11,380	11,971
12/16	12,285	11,602	12,465
1/17	12,237	11,820	12,376
2/17	12,343	12,260	12,555
3/17	12,218	12,268	12,449
4/17	12,199	12,398	12,498
5/17	11,854	12,525	12,109
6/17	12,122	12,638	12,532
7/17	12,180	12,876	12,612
8/17	11,921	12,901	12,302
9/17	12,717	13,216	13,173
10/17	12,861	13,504	13,190
11/17	13,168	13,914	13,572
12/17	13,083	14,053	13,442
1/18	13,297	14,794	13,608
2/18	12,686	14,249	12,927
3/18	12,788	13,963	9,407
4/18	12,900	14,016	13,314
5/18	13,541	14,412	14,089
6/18	13,541	14,506	14,174
7/18	13,765	14,987	14,424
8/18	14,150	15,514	14,768
9/18	13,769	15,539	14,401
10/18	12,457	14,395	13,112
11/18	12,679	14,683	13,323
12/18	11,158	13,317	11,713
1/19	12,373	14,460	12,994
2/19	13,026	14,968	13,499
3/19	12,617	15,187	13,110
4/19	13,180	15,793	13,606
5/19	12,092	14,771	12,494
6/19	12,873	15,809	13,290
7/19	13,026	16,044	13,311
8/19	12,348	15,717	12,569
9/19	12,898	15,993	13,214
10/19	13,039	16,337	13,534
11/19	13,295	16,958	13,851
12/19	13,703	17,447	14,336
1/20	13,047	17,428	13,563
2/20	11,658	16,002	12,245
3/20	8,827	13,801	9,224
4/20	9,972	15,629	10,361
5/20	10,371	16,465	10,659
6/20	10,538	16,841	10,967
7/20	10,731	17,797	11,194
8/20	11,284	19,087	11,797
9/20	10,783	18,392	11,248
10/20	11,104	17,995	11,650
11/20	13,112	20,184	13,899
12/20	14,149	21,092	15,000
1/21	14,447	20,998	15,789
2/21	16,036	21,654	17,273
3/21	16,837	22,431	18,175
4/21	17,432	23,587	18,543
5/21	18,000	23,695	19,120
6/21	17,716	24,279	19,004
7/21	17,264	24,689	18,324
8/21	17,625	25,393	18,815
9/21	17,380	24,254	18,438
10/21	18,116	25,894	19,141
11/21	17,716	25,500	18,487
12/21	18,676	26,504	19,241
1/22	17,970	24,945	18,119
2/22	18,271	24,317	18,419
3/22	18,316	25,105	18,779
4/22	17,084	22,852	17,322
5/22	17,685	22,822	17,654
6/22	16,094	20,912	15,910
7/22	17,565	22,874	17,451
8/22	16,919	22,021	16,899
9/22	15,283	19,979	15,177
10/22	17,130	21,617	17,087
11/22	17,910	22,745	17,609
12/22	16,873	21,414	16,454
1/23	18,488	22,888	18,024
2/23	18,404	22,353	17,609
3/23	17,445	22,951	16,346
4/23	16,907	23,196	15,938
5/23	16,672	23,286	15,625
6/23	18,320	24,876	16,866
7/23	19,346	25,768	18,139
8/23	18,673	25,270	17,266
9/23	17,681	24,067	16,367
10/23	16,638	23,429	15,391
11/23	18,034	25,613	16,776
12/23	20,200	26,972	18,864
1/24	19,420	27,271	18,007
2/24	19,957	28,747	18,596
3/24	20,893	29,674	19,411
4/24	19,611	28,369	18,174
5/24	20,477	29,709	19,024
6/24	20,131	30,629	18,704
7/24	22,019	31,198	20,983
8/24	21,499	31,877	20,589
9/24	21,378	32,537	20,602
10/24	20,876	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-4 Shares	25.47%	9.87%	7.64%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000019586
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-5
Trading Symbol	PLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 shares at net asset value $21,145	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,050	10,242	9,954
12/14	10,294	10,242	10,225
1/15	9,867	9,957	9,800
2/15	10,551	10,534	10,255
3/15	10,729	10,427	10,428
4/15	10,527	10,474	10,205
5/15	10,680	10,619	10,290
6/15	10,769	10,441	10,303
7/15	10,608	10,616	10,019
8/15	10,132	9,975	9,527
9/15	9,665	9,684	9,197
10/15	10,141	10,449	9,712
11/15	10,374	10,507	9,988
12/15	9,859	10,291	9,462
1/16	9,129	9,711	8,826
2/16	9,237	9,707	8,886
3/16	9,958	10,391	9,623
4/16	10,129	10,455	9,827
5/16	10,319	10,642	10,007
6/16	10,228	10,664	10,037
7/16	10,706	11,087	10,579
8/16	10,895	11,116	10,842
9/16	10,994	11,133	10,927
10/16	10,607	10,892	10,568
11/16	11,950	11,380	11,971
12/16	12,326	11,602	12,465
1/17	12,278	11,820	12,376
2/17	12,383	12,260	12,555
3/17	12,259	12,268	12,449
4/17	12,250	12,398	12,498
5/17	11,897	12,525	12,109
6/17	12,164	12,638	12,532
7/17	12,230	12,876	12,612
8/17	11,973	12,901	12,302
9/17	12,774	13,216	13,173
10/17	12,917	13,504	13,190
11/17	13,222	13,914	13,572
12/17	13,143	14,053	13,442
1/18	13,355	14,794	13,608
2/18	12,748	14,249	12,927
3/18	12,849	13,963	9,407
4/18	12,960	14,016	13,314
5/18	13,608	14,412	14,089
6/18	13,608	14,506	14,174
7/18	13,831	14,987	14,424
8/18	14,224	15,514	14,768
9/18	13,835	15,539	14,401
10/18	12,530	14,395	13,112
11/18	12,751	14,683	13,323
12/18	11,225	13,317	11,713
1/19	12,445	14,460	12,994
2/19	13,106	14,968	13,499
3/19	12,700	15,187	13,110
4/19	13,259	15,793	13,606
5/19	12,166	14,771	12,494
6/19	12,954	15,809	13,290
7/19	13,119	16,044	13,311
8/19	12,433	15,717	12,569
9/19	12,992	15,993	13,214
10/19	13,132	16,337	13,534
11/19	13,386	16,958	13,851
12/19	13,794	17,447	14,336
1/20	13,142	17,428	13,563
2/20	11,734	16,002	12,245
3/20	8,893	13,801	9,224
4/20	10,045	15,629	10,361
5/20	10,442	16,465	10,659
6/20	10,621	16,841	10,967
7/20	10,813	17,797	11,194
8/20	11,363	19,087	11,797
9/20	10,864	18,392	11,248
10/20	11,197	17,995	11,650
11/20	13,219	20,184	13,899
12/20	14,260	21,092	15,000
1/21	14,568	20,998	15,789
2/21	16,164	21,654	17,273
3/21	16,975	22,431	18,175
4/21	17,567	23,587	18,543
5/21	18,159	23,695	19,120
6/21	17,863	24,279	19,004
7/21	17,413	24,689	18,324
8/21	17,786	25,393	18,815
9/21	17,541	24,254	18,438
10/21	18,275	25,894	19,141
11/21	17,876	25,500	18,487
12/21	18,849	26,504	19,241
1/22	18,132	24,945	18,119
2/22	18,446	24,317	18,419
3/22	18,491	25,105	18,779
4/22	17,251	22,852	17,322
5/22	17,863	22,822	17,654
6/22	16,250	20,912	15,910
7/22	17,744	22,874	17,451
8/22	17,087	22,021	16,899
9/22	15,429	19,979	15,177
10/22	17,311	21,617	17,087
11/22	18,102	22,745	17,609
12/22	17,057	21,414	16,454
1/23	18,679	22,888	18,024
2/23	18,595	22,353	17,609
3/23	17,625	22,951	16,346
4/23	17,090	23,196	15,938
5/23	16,856	23,286	15,625
6/23	18,528	24,876	16,866
7/23	19,565	25,768	18,139
8/23	18,880	25,270	17,266
9/23	17,893	24,067	16,367
10/23	16,823	23,429	15,391
11/23	18,244	25,613	16,776
12/23	20,439	26,972	18,864
1/24	19,630	27,271	18,007
2/24	20,198	28,747	18,596
3/24	21,145	29,674	19,411
4/24	19,854	28,369	18,174
5/24	20,732	29,709	19,024
6/24	20,387	30,629	18,704
7/24	22,281	31,198	20,983
8/24	21,765	31,877	20,589
9/24	21,644	32,537	20,602
10/24	21,145	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	25.69%	10.00%	7.78%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Following the close of business on November 22, 2024, the Fund’s Class R-4 shares will convert into Class R-5 shares of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000149259
Shareholder Report [Line Items]
Fund Name	SmallCap Value Fund II
Class Name	R-6
Trading Symbol	PSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SmallCap Value Fund II (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. For the year, Vaughan Nelson Investment Management, LP ("Vaughan Nelson") contributed to performance with strong stock selection in the consumer discretionary and financials sector, as well as an underweight to energy. Hotchkis and Wiley Capital Management, LLC ("Hotchkis & Wiley") benefitted from positive stock selection in the financials sector, as well as an overweight to the financials sector. For the year, Vaughan Nelson and Hotchkis & Wiley underperformed the Russell 2000 Value Index ("Index"). Vaughan Nelson’s performance was hurt by poor stock selection in the health care, materials, and energy sectors. Hotchkis & Wiley’s performance was hurt by poor stock selection in the industrials, consumer discretionary, and materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 shares at net asset value $21,662	Russell 3000 Index $32,298	Russell 2000 Value Index $20,280
10/14	10,000	10,000	10,000
11/14	10,049	10,242	9,954
12/14	10,292	10,242	10,225
1/15	9,869	9,957	9,800
2/15	10,554	10,534	10,255
3/15	10,738	10,427	10,428
4/15	10,538	10,474	10,205
5/15	10,690	10,619	10,290
6/15	10,785	10,441	10,303
7/15	10,618	10,616	10,019
8/15	10,148	9,975	9,527
9/15	9,678	9,684	9,197
10/15	10,156	10,449	9,712
11/15	10,395	10,507	9,988
12/15	9,879	10,291	9,462
1/16	9,156	9,711	8,826
2/16	9,254	9,707	8,886
3/16	9,986	10,391	9,623
4/16	10,164	10,455	9,827
5/16	10,360	10,642	10,007
6/16	10,262	10,664	10,037
7/16	10,744	11,087	10,579
8/16	10,940	11,116	10,842
9/16	11,039	11,133	10,927
10/16	10,646	10,892	10,568
11/16	12,011	11,380	11,971
12/16	12,378	11,602	12,465
1/17	12,340	11,820	12,376
2/17	12,454	12,260	12,555
3/17	12,321	12,268	12,449
4/17	12,312	12,398	12,498
5/17	11,972	12,525	12,109
6/17	12,236	12,638	12,532
7/17	12,303	12,876	12,612
8/17	12,047	12,901	12,302
9/17	12,851	13,216	13,173
10/17	13,002	13,504	13,190
11/17	13,314	13,914	13,572
12/17	13,238	14,053	13,442
1/18	13,459	14,794	13,608
2/18	12,846	14,249	12,927
3/18	12,946	13,963	9,407
4/18	13,067	14,016	13,314
5/18	13,730	14,412	14,089
6/18	13,720	14,506	14,174
7/18	13,951	14,987	14,424
8/18	14,352	15,514	14,768
9/18	13,966	15,539	14,401
10/18	12,651	14,395	13,112
11/18	12,870	14,683	13,323
12/18	11,335	13,317	11,713
1/19	12,571	14,460	12,994
2/19	13,239	14,968	13,499
3/19	12,835	15,187	13,110
4/19	13,403	15,793	13,606
5/19	12,306	14,771	12,494
6/19	13,100	15,809	13,290
7/19	13,264	16,044	13,311
8/19	12,571	15,717	12,569
9/19	13,138	15,993	13,214
10/19	13,289	16,337	13,534
11/19	13,554	16,958	13,851
12/19	13,969	17,447	14,336
1/20	13,308	17,428	13,563
2/20	11,896	16,002	12,245
3/20	9,008	13,801	9,224
4/20	10,178	15,629	10,361
5/20	10,585	16,465	10,659
6/20	10,763	16,841	10,967
7/20	10,967	17,797	11,194
8/20	11,527	19,087	11,797
9/20	11,030	18,392	11,248
10/20	11,361	17,995	11,650
11/20	13,410	20,184	13,899
12/20	14,477	21,092	15,000
1/21	14,785	20,998	15,789
2/21	16,414	21,654	17,273
3/21	17,247	22,431	18,175
4/21	17,850	23,587	18,543
5/21	18,452	23,695	19,120
6/21	18,158	24,279	19,004
7/21	17,696	24,689	18,324
8/21	18,081	25,393	18,815
9/21	17,837	24,254	18,438
10/21	18,594	25,894	19,141
11/21	18,183	25,500	18,487
12/21	19,182	26,504	19,241
1/22	18,468	24,945	18,119
2/22	18,781	24,317	18,419
3/22	18,825	25,105	18,779
4/22	17,576	22,852	17,322
5/22	18,201	22,822	17,654
6/22	16,565	20,912	15,910
7/22	18,082	22,874	17,451
8/22	17,413	22,021	16,899
9/22	15,732	19,979	15,177
10/22	17,650	21,617	17,087
11/22	18,468	22,745	17,609
12/22	17,401	21,414	16,454
1/23	19,066	22,888	18,024
2/23	18,983	22,353	17,609
3/23	18,000	22,951	16,346
4/23	17,451	23,196	15,938
5/23	17,218	23,286	15,625
6/23	18,933	24,876	16,866
7/23	19,999	25,768	18,139
8/23	19,299	25,270	17,266
9/23	18,283	24,067	16,367
10/23	17,201	23,429	15,391
11/23	18,666	25,613	16,776
12/23	20,907	26,972	18,864
1/24	20,099	27,271	18,007
2/24	20,666	28,747	18,596
3/24	21,645	29,674	19,411
4/24	20,323	28,369	18,174
5/24	21,233	29,709	19,024
6/24	20,872	30,629	18,704
7/24	22,831	31,198	20,983
8/24	22,298	31,877	20,589
9/24	22,178	32,537	20,602
10/24	21,662	32,298	20,280

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	25.94%	10.27%	8.04%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Value Index	31.77%	8.42%	7.33%

Performance Inception Date	Jun. 01, 2004
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Oct. 31, 2023
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 1,118,680,000
Holdings Count | Holding	1,567
Advisory Fees Paid, Amount	$ 12,646,000
InvestmentCompanyPortfolioTurnover	73.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,118,680 Total Number of Portfolio Holdings1,567 Portfolio Turnover Rate 73.9% Total Advisory Fees Paid (amount in thousands)$12,646
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	95.76%
Investment Companies	4.79%
Other Assets and LiabilitiesFootnote Reference*	(0.55)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.

Effective October 14, 2024, the Manager contractually agreed to limit the Fund's Class R-6 expenses so that "Other Expenses" do not exceed 0.02%.

Material Fund Change Expenses [Text Block]	Effective October 14, 2024, the Manager contractually agreed to limit the Fund's Class R-6 expenses so that "Other Expenses" do not exceed 0.02%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by March 1 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000038734
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	PTEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. For the 12 month period, yields on the Bloomberg Municipal Bond Index ("Index") decreased significantly leading to gain for the Index over the period. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were healthcare, Industrial Development Revenue bond ("IDR") and Pollution Control Revenue bond ("PCR"), and state while the top security contributors were San Diego California Unified School District, Texas Municipal Gas and Maricopa County Arizona Industrial Development Authority. The top sector detractors were hospital, single-family housing, and sales tax while the top security detractors were Virginia Small Business Finance Authority, Hamilton County Ohio Health Care, and New Jersey Economic Development Authority.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A shares with maximum sales charge $11,961	Bloomberg Municipal Bond Index $12,548
10/14	9,624	10,000
11/14	9,638	10,017
12/14	9,708	10,068
1/15	9,880	10,246
2/15	9,798	10,141
3/15	9,837	10,170
4/15	9,794	10,116
5/15	9,765	10,089
6/15	9,747	10,079
7/15	9,796	10,152
8/15	9,819	10,172
9/15	9,894	10,246
10/15	9,928	10,287
11/15	9,975	10,328
12/15	10,081	10,400
1/16	10,177	10,524
2/16	10,156	10,541
3/16	10,233	10,574
4/16	10,322	10,652
5/16	10,382	10,681
6/16	10,580	10,851
7/16	10,571	10,857
8/16	10,616	10,872
9/16	10,549	10,818
10/16	10,396	10,704
11/16	9,893	10,305
12/16	9,998	10,426
1/17	10,043	10,495
2/17	10,129	10,568
3/17	10,164	10,591
4/17	10,237	10,667
5/17	10,384	10,837
6/17	10,375	10,798
7/17	10,435	10,885
8/17	10,539	10,968
9/17	10,528	10,912
10/17	10,530	10,939
11/17	10,533	10,880
12/17	10,640	10,994
1/18	10,525	10,865
2/18	10,496	10,832
3/18	10,531	10,872
4/18	10,518	10,833
5/18	10,625	10,957
6/18	10,628	10,967
7/18	10,629	10,993
8/18	10,664	11,022
9/18	10,588	10,950
10/18	10,485	10,883
11/18	10,579	11,003
12/18	10,685	11,135
1/19	10,760	11,219
2/19	10,834	11,279
3/19	11,047	11,458
4/19	11,106	11,501
5/19	11,291	11,659
6/19	11,333	11,702
7/19	11,423	11,797
8/19	11,654	11,983
9/19	11,538	11,887
10/19	11,563	11,908
11/19	11,587	11,938
12/19	11,625	11,974
1/20	11,868	12,189
2/20	12,091	12,346
3/20	11,140	11,899
4/20	10,893	11,749
5/20	11,293	12,123
6/20	11,566	12,223
7/20	11,827	12,429
8/20	11,800	12,370
9/20	11,805	12,373
10/20	11,782	12,336
11/20	12,043	12,522
12/20	12,182	12,598
1/21	12,317	12,678
2/21	12,082	12,477
3/21	12,187	12,554
4/21	12,340	12,659
5/21	12,426	12,697
6/21	12,513	12,732
7/21	12,619	12,837
8/21	12,560	12,790
9/21	12,436	12,698
10/21	12,394	12,661
11/21	12,511	12,769
12/21	12,516	12,789
1/22	12,142	12,439
2/22	12,030	12,395
3/22	11,626	11,993
4/22	11,223	11,661
5/22	11,330	11,834
6/22	11,092	11,641
7/22	11,416	11,948
8/22	11,161	11,686
9/22	10,659	11,238
10/22	10,536	11,144
11/22	11,047	11,666
12/22	11,043	11,699
1/23	11,405	12,035
2/23	11,162	11,763
3/23	11,361	12,024
4/23	11,388	11,996
5/23	11,298	11,892
6/23	11,431	12,012
7/23	11,459	12,059
8/23	11,353	11,885
9/23	11,076	11,537
10/23	10,919	11,439
11/23	11,502	12,165
12/23	11,778	12,448
1/24	11,776	12,384
2/24	11,807	12,400
3/24	11,841	12,400
4/24	11,717	12,246
5/24	11,701	12,210
6/24	11,873	12,397
7/24	11,944	12,510
8/24	12,035	12,609
9/24	12,138	12,734
10/24	11,961	12,548

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	9.54%	0.68%	2.20%
Class A Shares Including Sales Charge	5.39%	-0.09%	1.81%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 567,423,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 2,221,000
InvestmentCompanyPortfolioTurnover	42.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$567,423 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 42.9% Total Advisory Fees Paid (amount in thousands)$2,221
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.93%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038736
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	PTBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.77%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. For the 12 month period, yields on the Bloomberg Municipal Bond Index ("Index") decreased significantly leading to gain for the Index over the period. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were healthcare, Industrial Development Revenue bond ("IDR") and Pollution Control Revenue bond ("PCR"), and state while the top security contributors were San Diego California Unified School District, Texas Municipal Gas and Maricopa County Arizona Industrial Development Authority. The top sector detractors were hospital, single-family housing, and sales tax while the top security detractors were Virginia Small Business Finance Authority, Hamilton County Ohio Health Care, and New Jersey Economic Development Authority.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C shares with maximum sales charge $11,653	Bloomberg Municipal Bond Index $12,548
10/14	10,000	10,000
11/14	10,008	10,017
12/14	10,074	10,068
1/15	10,245	10,246
2/15	10,153	10,141
3/15	10,173	10,170
4/15	10,136	10,116
5/15	10,098	10,089
6/15	10,074	10,079
7/15	10,117	10,152
8/15	10,134	10,172
9/15	10,204	10,246
10/15	10,232	10,287
11/15	10,273	10,328
12/15	10,374	10,400
1/16	10,466	10,524
2/16	10,452	10,541
3/16	10,509	10,574
4/16	10,593	10,652
5/16	10,647	10,681
6/16	10,842	10,851
7/16	10,825	10,857
8/16	10,864	10,872
9/16	10,788	10,818
10/16	10,625	10,704
11/16	10,120	10,305
12/16	10,205	10,426
1/17	10,244	10,495
2/17	10,325	10,568
3/17	10,354	10,591
4/17	10,421	10,667
5/17	10,563	10,837
6/17	10,547	10,798
7/17	10,600	10,885
8/17	10,714	10,968
9/17	10,680	10,912
10/17	10,689	10,939
11/17	10,671	10,880
12/17	10,771	10,994
1/18	10,662	10,865
2/18	10,612	10,832
3/18	10,654	10,872
4/18	10,619	10,833
5/18	10,735	10,957
6/18	10,715	10,967
7/18	10,724	10,993
8/18	10,736	11,022
9/18	10,667	10,950
10/18	10,542	10,883
11/18	10,628	11,003
12/18	10,743	11,135
1/19	10,796	11,219
2/19	10,862	11,279
3/19	11,083	11,458
4/19	11,135	11,501
5/19	11,296	11,659
6/19	11,330	11,702
7/19	11,413	11,797
8/19	11,634	11,983
9/19	11,527	11,887
10/19	11,545	11,908
11/19	11,560	11,938
12/19	11,575	11,974
1/20	11,807	12,189
2/20	12,036	12,346
3/20	11,070	11,899
4/20	10,834	11,749
5/20	11,222	12,123
6/20	11,485	12,223
7/20	11,718	12,429
8/20	11,684	12,370
9/20	11,682	12,373
10/20	11,665	12,336
11/20	11,916	12,522
12/20	12,044	12,598
1/21	12,169	12,678
2/21	11,930	12,477
3/21	12,024	12,554
4/21	12,150	12,659
5/21	12,243	12,697
6/21	12,304	12,732
7/21	12,414	12,837
8/21	12,348	12,790
9/21	12,202	12,698
10/21	12,152	12,661
11/21	12,275	12,769
12/21	12,270	12,789
1/22	11,897	12,439
2/22	11,780	12,395
3/22	11,362	11,993
4/22	10,961	11,661
5/22	11,074	11,834
6/22	10,819	11,641
7/22	11,142	11,948
8/22	10,871	11,686
9/22	10,375	11,238
10/22	10,248	11,144
11/22	10,762	11,666
12/22	10,759	11,699
1/23	11,111	12,035
2/23	10,874	11,763
3/23	11,069	12,024
4/23	11,094	11,996
5/23	11,007	11,892
6/23	11,136	12,012
7/23	11,164	12,059
8/23	11,060	11,885
9/23	10,790	11,537
10/23	10,638	11,439
11/23	11,205	12,165
12/23	11,475	12,448
1/24	11,472	12,384
2/24	11,503	12,400
3/24	11,536	12,400
4/24	11,415	12,246
5/24	11,399	12,210
6/24	11,567	12,397
7/24	11,636	12,510
8/24	11,724	12,609
9/24	11,825	12,734
10/24	11,653	12,548

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	8.70%	-0.18%	1.54%
Class C Shares Including Sales Charge	7.70%	-0.18%	1.54%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 567,423,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 2,221,000
InvestmentCompanyPortfolioTurnover	42.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$567,423 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 42.9% Total Advisory Fees Paid (amount in thousands)$2,221
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.93%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000158782
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Institutional
Trading Symbol	PITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage. For the 12 month period, yields on the Bloomberg Municipal Bond Index ("Index") decreased significantly leading to gain for the Index over the period. Duration was a negative contributor. Sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2024, the top sector contributors were healthcare, Industrial Development Revenue bond ("IDR") and Pollution Control Revenue bond ("PCR"), and state while the top security contributors were San Diego California Unified School District, Texas Municipal Gas and Maricopa County Arizona Industrial Development Authority. The top sector detractors were hospital, single-family housing, and sales tax while the top security detractors were Virginia Small Business Finance Authority, Hamilton County Ohio Health Care, and New Jersey Economic Development Authority.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional shares at net asset value $12,739	Bloomberg Municipal Bond Index $12,548
10/14	10,000	10,000
11/14	10,015	10,017
12/14	10,088	10,068
1/15	10,266	10,246
2/15	10,181	10,141
3/15	10,221	10,170
4/15	10,177	10,116
5/15	10,147	10,089
6/15	10,131	10,079
7/15	10,197	10,152
8/15	10,222	10,172
9/15	10,288	10,246
10/15	10,325	10,287
11/15	10,389	10,328
12/15	10,487	10,400
1/16	10,588	10,524
2/16	10,582	10,541
3/16	10,664	10,574
4/16	10,758	10,652
5/16	10,807	10,681
6/16	11,015	10,851
7/16	11,022	10,857
8/16	11,056	10,872
9/16	10,989	10,818
10/16	10,845	10,704
11/16	10,323	10,305
12/16	10,420	10,426
1/17	10,468	10,495
2/17	10,559	10,568
3/17	10,598	10,591
4/17	10,691	10,667
5/17	10,847	10,837
6/17	10,825	10,798
7/17	10,905	10,885
8/17	11,017	10,968
9/17	10,993	10,912
10/17	11,012	10,939
11/17	11,003	10,880
12/17	11,132	10,994
1/18	11,015	10,865
2/18	10,971	10,832
3/18	11,026	10,872
4/18	11,014	10,833
5/18	11,129	10,957
6/18	11,119	10,967
7/18	11,138	10,993
8/18	11,161	11,022
9/18	11,099	10,950
10/18	10,978	10,883
11/18	11,079	11,003
12/18	11,209	11,135
1/19	11,274	11,219
2/19	11,369	11,279
3/19	11,595	11,458
4/19	11,660	11,501
5/19	11,840	11,659
6/19	11,886	11,702
7/19	11,984	11,797
8/19	12,229	11,983
9/19	12,127	11,887
10/19	12,156	11,908
11/19	12,183	11,938
12/19	12,226	11,974
1/20	12,468	12,189
2/20	12,721	12,346
3/20	11,707	11,899
4/20	11,467	11,749
5/20	11,889	12,123
6/20	12,180	12,223
7/20	12,440	12,429
8/20	12,430	12,370
9/20	12,439	12,373
10/20	12,416	12,336
11/20	12,694	12,522
12/20	12,843	12,598
1/21	12,987	12,678
2/21	12,742	12,477
3/21	12,855	12,554
4/21	13,002	12,659
5/21	13,113	12,697
6/21	13,190	12,732
7/21	13,321	12,837
8/21	13,261	12,790
9/21	13,133	12,698
10/21	13,092	12,661
11/21	13,218	12,769
12/21	13,226	12,789
1/22	12,835	12,439
2/22	12,719	12,395
3/22	12,278	11,993
4/22	11,873	11,661
5/22	11,988	11,834
6/22	11,739	11,641
7/22	12,084	11,948
8/22	11,818	11,686
9/22	11,289	11,238
10/22	11,144	11,144
11/22	11,688	11,666
12/22	11,704	11,699
1/23	12,072	12,035
2/23	11,835	11,763
3/23	12,049	12,024
4/23	12,080	11,996
5/23	11,988	11,892
6/23	12,132	12,012
7/23	12,164	12,059
8/23	12,055	11,885
9/23	11,763	11,537
10/23	11,600	11,439
11/23	12,202	12,165
12/23	12,517	12,448
1/24	12,517	12,384
2/24	12,553	12,400
3/24	12,592	12,400
4/24	12,463	12,246
5/24	12,449	12,210
6/24	12,634	12,397
7/24	12,712	12,510
8/24	12,812	12,609
9/24	12,925	12,734
10/24	12,739	12,548

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Institutional Shares	9.82%	0.94%	2.45%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Jan. 03, 1977
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.PrincipalAM.com for more recent performance information.
AssetsNet	$ 567,423,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 2,221,000
InvestmentCompanyPortfolioTurnover	42.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$567,423 Total Number of Portfolio Holdings229 Portfolio Turnover Rate 42.9% Total Advisory Fees Paid (amount in thousands)$2,221
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	102.93%
Investment Companies	0.09%
Other Assets and LiabilitiesFootnote Reference*	(3.02)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period November 1, 2023 to October 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.